UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal St.

Boston, MA 02110

(Address of principal executive offices) (Zip code)

c/o CT Corporation

101 Federal St.

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2011

Date of reporting period: August 31, 2010

Item 1.	Schedule of Investments

(a) The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b) In accordance with Section 13(c) of the Investment Company Act of 1940 the Screened World Equity Ex-US Fund divested itself of the following security during the period ended August 31, 2010:

1.	Issuer Name:	Arcelor Mittal	Merck	Mitsui	OMV AG	Renault	Sumitomo	JX Holdings	Schneider
2.	Ticker Symbol:	MT NA	MRK GY	8031 JP	OMV AV	RNO FP	8053 JP	5020 JP	SU FP
3.	CUSIP:	B03XPL1	4741844	6597302	4651459	4712798	6858946	B627LW9	4834168
4.	Number of Shares Divested:	2,109	103	6,400	1,399	1,629	29,400	19,000	2,347
5.	Date Security was Divested:	7/22/2010	7/22/2010	7/22/2010	7/23/2010	7/22/2010	7/23/2010	7/29/2010	5/7/2010
6.	The Registrant no longer hold any shares of the divested securities in the above table, with the exception of Arcelor Mittal. 1,800 shares of Arcelor Mittal were repurchased on August 31, 2010.

Schedule of Investments (Unaudited)

Large Cap Fund

August 31, 2010

Description	Shares	Market Value ( $Thousands)

COMMON STOCK — 96.3%

Consumer Discretionary — 10.4%
99 Cents Only Stores *	10,300	$180
Aeropostale *	6,450	138
Amazon.com *	96,776	12,081
American Greetings, Cl A (A)	1,500	29
Apollo Group, Cl A *	5,000	212
Autoliv (A)	22,000	1,191
AutoZone *	5,900	1,238
Best Buy (A)	70,100	2,201
Big 5 Sporting Goods	3,230	38
Big Lots *(A)	17,400	544
BorgWarner *(A)	54,080	2,361
Brinker International	54,700	861
Career Education *(A)	2,200	39
Carnival	5,200	162
CBS, Cl B (A)	66,700	922
CEC Entertainment *	1,930	61
Chico’s FAS (A)	83,900	692
Coach	130,573	4,680
Comcast, Cl A	317,100	5,429
Cooper Tire & Rubber (A)	41,970	680
Darden Restaurants	19,000	784
Deckers Outdoor *(A)	5,200	226
DeVry	4,600	175
Dillard’s, Cl A (A)	4,400	96
DIRECTV, Cl A *	166,109	6,299
DISH Network, Cl A	54,100	971
Dollar Tree *(A)	20,350	923
Eastman Kodak *(A)	475,300	1,659
Education Management *(A)	12,500	101
Finish Line, Cl A	7,900	104
Ford Motor *(A)	140,270	1,583
Fossil *	8,000	380
Gannett (A)	77,200	933
Gap	84,400	1,426
Gentex	11,800	207
Genuine Parts	2,400	100
H&R Block	13,500	173
Hasbro	10,700	432
Helen of Troy *	11,000	245
Home Depot	23,600	656
ITT Educational Services *(A)	9,300	495
J.C. Penney (A)	72,100	1,442
Johnson Controls	56,000	1,486
Jones Apparel Group	9,920	153
Kirkland’s *	2,600	30
Kohl’s *	2,500	117
Leggett & Platt	14,500	278
Liberty Global, Cl A *(A)	23,200	638
Liberty Media-Interactive, Cl A *	16,400	173
Liberty Media-Starz, Ser A *	9,500	568
Lincoln Educational Services *	5,370	59
LKQ *	25,200	469
Lowe’s	147,800	3,000
Macy’s	122,900	2,389
Magna International, Cl A	1,800	140
Mattel (A)	22,000	461
McDonald’s	88,157	6,441
NetFlix *(A)	34,151	4,287
News, Cl A	136,100	1,711
NIKE, Cl B (A)	104,850	7,339

Description	Shares	Market Value ($ Thousands)

Nordstrom	10,050	$291
Oxford Industries	4,800	95
PetSmart	20,600	657
priceline.com *(A)	34,625	10,092
RadioShack (A)	27,400	506
Ross Stores (A)	22,000	1,092
Skechers U.S.A., Cl A *	6,100	155
Staples	194,500	3,456
Starbucks	142,841	3,284
Target	104,300	5,336
Tempur-Pedic International *(A)	18,400	493
Thor Industries (A)	14,900	348
Timberland, Cl A *	3,600	58
Time Warner	336,440	10,086
Time Warner Cable, Cl A (A)	77,057	3,977
TJX	28,800	1,143
TRW Automotive Holdings *(A)	36,200	1,258
Universal Technical Institute	3,400	53
VF (A)	48,001	3,390
Viacom, Cl B	17,300	544
Walt Disney (A)	84,200	2,744
Warnaco Group *	3,900	163
Washington Post, Cl B	200	72
Whirlpool (A)	23,700	1,757
Winnebago Industries *(A)	7,100	61
Wolverine World Wide	2,700	68
Yum! Brands	47,200	1,968
		136,035

Consumer Staples — 9.5%
Altria Group	44,500	993
Andersons	800	29
Archer-Daniels-Midland	107,800	3,318
BJ’s Wholesale Club *(A)	26,400	1,108
Brown-Forman, Cl B (A)	25,600	1,569
Bunge (A)	6,000	318
Campbell Soup (A)	18,500	689
Coca-Cola	208,219	11,644
Colgate-Palmolive (A)	68,089	5,028
ConAgra Foods	50,200	1,084
Corn Products International	32,400	1,106
Costco Wholesale (A)	22,550	1,275
CVS Caremark	159,500	4,306
Dean Foods *	19,100	195
Del Monte Foods	60,500	789
Diageo ADR	71,700	4,696
Dr. Pepper Snapple Group (A)	4,000	147
Herbalife	3,000	167
Kellogg (A)	135,200	6,717
Kimberly-Clark	109,358	7,043
Kroger	168,400	3,322
Lorillard	11,400	867
Mead Johnson Nutrition, Cl A	70,562	3,682
Nu Skin Enterprises, Cl A	2,700	69
PepsiCo	151,246	9,707
Philip Morris International	43,194	2,222
Prestige Brands Holdings *	19,830	147
Procter & Gamble	450,614	26,888
Ralcorp Holdings *	11,400	680
Reynolds American	56,984	3,108
Safeway	145,700	2,739
Sanderson Farms (A)	5,600	241
Smart Balance *	4,600	17

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Large Cap Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Smithfield Foods *(A)	8,500	$137
Supervalu (A)	97,100	944
Sysco	5,300	146
Tyson Foods, Cl A (A)	132,900	2,177
USANA Health Sciences *	1,600	68
Walgreen (A)	312,694	8,405
Wal-Mart Stores	148,104	7,426
		125,213

Energy — 8.3%
Apache	43,420	3,901
Atwood Oceanics *	2,530	63
Cameron International *	72,115	2,652
Canadian Natural Resources	103,232	3,313
Chesapeake Energy	107,300	2,219
Chevron	248,896	18,458
Cimarex Energy	3,800	248
Complete Production Services *	4,100	72
ConocoPhillips	190,571	9,992
Continental Resources *(A)	3,200	130
Denbury Resources *	76,916	1,134
Devon Energy	45,100	2,719
Diamond Offshore Drilling (A)	5,700	332
Dresser-Rand Group *	8,600	306
El Paso	37,000	421
EOG Resources (A)	58,600	5,090
Exxon Mobil	178,301	10,548
Halliburton	163,000	4,598
Helmerich & Payne	2,700	100
Hess	71,400	3,588
Marathon Oil	152,500	4,650
Murphy Oil	66,900	3,583
National Oilwell Varco	72,400	2,722
Nexen	79,100	1,464
Noble	16,300	507
Occidental Petroleum	28,200	2,061
Oil States International *	20,700	853
Overseas Shipholding Group (A)	6,300	203
Patterson-UTI Energy	98,400	1,452
Range Resources (A)	52,147	1,763
RPC	2,400	39
Schlumberger (A)	41,899	2,235
Southern Union	31,200	702
Southwestern Energy *	59,834	1,958
Stone Energy *(A)	30,500	345
Sunoco (A)	43,500	1,465
Tidewater (A)	9,100	365
Transocean *	131,300	6,683
Unit *(A)	22,000	750
Valero Energy (A)	223,000	3,517
Williams	55,100	999
		108,200

Financials — 15.8%
ACE	12,900	690
Aflac (A)	90,980	4,299
Agree Realty ‡	2,300	55
Allstate	98,400	2,716
American Equity Investment Life Holding	18,410	175
American Express	228,500	9,110
American Financial Group	16,700	480
Ameriprise Financial	61,160	2,665

Description	Shares	Market Value ($ Thousands)

Annaly Capital Management ‡(A)	44,900	$780
Apartment Investment & Management, Cl A ‡(A)	40,300	824
Assurant (A)	47,300	1,729
Axis Capital Holdings (A)	22,900	707
Bank of America	1,310,202	16,312
Bank of Hawaii (A)	22,600	1,009
Bank of New York Mellon (A)	155,900	3,784
Berkshire Hathaway, Cl B *(A)	129,100	10,170
BOK Financial (A)	12,300	547
Brandywine Realty Trust ‡	128,200	1,409
Brookfield Asset Management, Cl A (A)	32,100	823
Capital One Financial (A)	192,600	7,292
Cardinal Financial	4,700	43
Chimera Investment ‡(A)	222,400	874
Chubb	85,800	4,729
Cincinnati Financial (A)	10,500	280
Citigroup *(A)	3,141,600	11,687
CME Group, Cl A	17,900	4,441
CNA Financial *	30,300	788
Comerica (A)	9,700	334
CommonWealth REIT ‡	20,450	493
Compass Diversified Holdings	3,400	48
Cowen Group, Cl A *	5,300	18
Credicorp	2,700	284
Duke Realty ‡	11,300	127
E*Trade Financial *	67,300	835
Endurance Specialty Holdings (A)	23,200	855
Equity Residential ‡(A)	21,900	1,004
Everest Re Group	22,200	1,757
Fifth Third Bancorp	78,200	864
First Citizens BancShares, Cl A	600	101
First Community Bancshares (A)	6,300	81
Flagstone Reinsurance Holdings	8,800	89
Franklin Resources	17,400	1,679
Fulton Financial	27,600	229
GFI Group	1,220	6
Goldman Sachs Group	90,059	12,333
Hartford Financial Services Group	37,080	748
Hersha Hospitality Trust ‡	11,800	56
Hospitality Properties Trust ‡	67,400	1,318
Hudson City Bancorp	80,100	923
Huntington Bancshares (A)	108,000	571
Inland Real Estate ‡	4,200	32
IntercontinentalExchange *(A)	42,600	4,071
Invesco Mortgage Capital ‡	16,900	354
Jones Lang LaSalle (A)	14,900	1,125
JPMorgan Chase	633,825	23,046
Keycorp (A)	13,300	98
Lakeland Bancorp	5,100	40
Lexington Realty Trust ‡ (A)	10,800	72
Lincoln National	59,700	1,395
Loews	29,800	1,047
Maiden Holdings	5,100	37
MetLife	82,000	3,083
MFA Mortgage Investments ‡(A)	78,200	576
Montpelier Re Holdings	43,600	691
Moody’s (A)	27,500	581
Morgan Stanley	123,217	3,042
Nelnet, Cl A	11,400	250
NewStar Financial *	4,800	32
NYSE Euronext	140,700	3,903

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Large Cap Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

OceanFirst Financial	2,700	$31
Parkway Properties ‡	10,400	152
PartnerRe	11,000	819
Phoenix *(A)	14,700	26
Platinum Underwriters Holdings	13,200	531
PNC Financial Services Group	70,300	3,583
Presidential Life	6,700	58
Principal Financial Group	6,600	152
Progressive	8,500	168
Prosperity Bancshares	4,830	138
Prudential Financial	58,200	2,943
Public Storage ‡	16,900	1,656
Redwood Trust ‡	3,600	50
Regions Financial (A)	75,455	485
RenaissanceRe Holdings (A)	28,200	1,601
Resource Capital ‡	66,200	392
SCBT Financial	1,000	29
SLM *(A)	130,300	1,440
State Street	47,000	1,649
Stewart Information Services (A)	9,000	94
Sunstone Hotel Investors ‡*	36,700	314
SunTrust Banks	23,300	524
T. Rowe Price Group (A)	16,100	705
Taubman Centers ‡(A)	29,100	1,207
Torchmark (A)	20,300	1,002
Travelers (A)	105,505	5,168
Trustco Bank (A)	8,700	46
Unitrin	5,200	124
Unum Group	86,100	1,726
US Bancorp	164,200	3,415
Validus Holdings	30,900	787
Vornado Realty Trust ‡	14,000	1,135
Wells Fargo	732,712	17,255
WR Berkley	5,700	150
XL Group, Cl A (A)	45,000	806
		207,007

Health Care — 14.1%
Abbott Laboratories	170,700	8,422
Aetna	207,300	5,539
Allergan	155,797	9,569
Allscripts-Misys Healthcare Solutions *(A)	30,100	503
AmerisourceBergen	28,800	786
Amgen *	267,366	13,646
Baxter International	23,200	987
Becton Dickinson	18,300	1,248
Biogen Idec *(A)	50,700	2,728
Bristol-Myers Squibb	256,900	6,700
Bruker *(A)	25,000	297
C.R. Bard	2,100	161
Cardinal Health	49,000	1,468
CareFusion *	2,200	47
Celgene *	80,006	4,122
CIGNA	27,400	883
Coventry Health Care *	24,300	470
Covidien	62,708	2,216
Eli Lilly (A)	102,500	3,440
Endo Pharmaceuticals Holdings *	14,300	389
Express Scripts *	53,731	2,289
Forest Laboratories *	60,100	1,640
Genzyme *(A)	88,050	6,173
Gilead Sciences *	137,650	4,386

Description	Shares	Market Value ($ Thousands)

Health Net *	41,900	$1,000
Humana *	42,210	2,017
Idexx Laboratories *(A)	3,900	216
Impax Laboratories *	19,200	301
Intuitive Surgical *(A)	5,900	1,564
Invacare (A)	9,700	222
Johnson & Johnson	326,416	18,612
Kinetic Concepts *	13,100	418
King Pharmaceuticals *	34,000	296
Laboratory Corp of America Holdings *	39,289	2,853
Life Technologies *	14,500	620
McKesson	13,400	778
Medco Health Solutions *	133,800	5,818
Medtronic	264,300	8,320
Merck	289,090	10,164
Mettler Toledo International *	500	55
Novo Nordisk ADR	59,700	5,112
Par Pharmaceutical *	3,600	95
Perrigo	15,700	895
Pfizer	921,657	14,682
Sirona Dental Systems *	6,900	218
St. Jude Medical *	113,991	3,941
Stryker	3,700	160
SXC Health Solutions *	4,600	358
Teleflex (A)	3,400	163
Teva Pharmaceutical Industries ADR	42,851	2,167
Thermo Fisher Scientific *	52,960	2,231
UnitedHealth Group	537,956	17,064
Universal Health Services, Cl B	600	19
Waters *	7,150	433
Watson Pharmaceuticals *	14,300	616
WellPoint *	77,400	3,845
Zimmer Holdings *	22,600	1,066
		184,428

Industrials — 8.9%
3M	161,708	12,702
Alliant Techsystems *(A)	2,500	165
Ametek	2,700	116
Boeing	89,267	5,457
Caterpillar	50,400	3,284
Cooper Industries, Cl A	5,270	222
Crane	15,400	522
CSX	37,900	1,891
Cummins	50,826	3,782
Danaher	67,625	2,457
Deere	12,300	778
Delta Air Lines *(A)	6,400	67
Dover	12,400	555
Dun & Bradstreet (A)	13,600	896
Eaton (A)	20,200	1,403
Emerson Electric	78,427	3,659
EnerSys *	1,000	22
Ennis	6,300	97
Expeditors International Washington (A)	113,300	4,485
FedEx	21,100	1,647
Gardner Denver	18,700	893
General Dynamics	53,000	2,961
General Electric	950,353	13,761
Goodrich	40,300	2,760

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Large Cap Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Graco (A)	38,600	$1,077
Honeywell International	11,900	465
Hubbell, Cl B	2,600	117
IDEX (A)	13,900	414
Illinois Tool Works	21,300	879
Interline Brands *	1,300	21
ITT	32,900	1,398
Joy Global	7,840	445
Kansas City Southern *	9,600	322
KBR	76,400	1,773
Kennametal	9,000	227
L-3 Communications Holdings, Cl 3	51,200	3,410
Lockheed Martin	30,547	2,123
NACCO Industries, Cl A	1,700	132
Norfolk Southern	25,400	1,363
Northrop Grumman	100,959	5,464
Oshkosh Truck *	26,200	652
Owens Corning *	11,600	316
Parker Hannifin	25,100	1,485
Polypore International *	3,700	100
Precision Castparts	28,244	3,197
Quanta Services *(A)	127,500	2,287
Raytheon	78,700	3,456
Regal-Beloit	1,500	83
Republic Services, Cl A	8,800	259
Rockwell Automation	17,600	900
Rockwell Collins	77,786	4,195
RR Donnelley & Sons	83,300	1,262
Thomas & Betts *	1,200	44
Timken	29,800	975
Toro (A)	10,500	524
Tyco International (A)	46,600	1,738
UAL *(A)	41,000	869
Union Pacific	21,400	1,561
United Parcel Service, Cl B	14,100	900
United Technologies	102,149	6,661
WABCO Holdings *	9,600	338
WW Grainger (A)	11,800	1,248

		117,262

Information Technology — 19.7%
Activision Blizzard	71,400	763
Adobe Systems *	191,966	5,329
Agilent Technologies *	17,400	469
Amdocs *	33,800	887
AOL *	11,200	249
Apple *	123,343	30,018
Applied Materials	24,000	249
Arris Group *	4,750	39
Autodesk *	103,900	2,883
Avnet *	31,300	717
AVX	3,900	48
Brightpoint *	11,900	71
Broadcom, Cl A (A)	29,700	890
CA	16,700	301
Check Point Software Technologies *(A)	73,096	2,550
Cisco Systems *	899,786	18,041
Citrix Systems *	123,486	7,155
Computer Sciences	27,100	1,079
Corning	372,529	5,841
Dolby Laboratories, Cl A *	5,700	316

Description	Shares	Market Value ($ Thousands)

eBay *	149,300	$3,470
EMC *	695,214	12,681
F5 Networks *	26,400	2,308
Fairchild Semiconductor International, Cl A *	30,900	239
Flextronics International *	110,600	545
Google, Cl A *	20,408	9,184
Harris	40,500	1,704
Hewlett-Packard	219,774	8,457
IAC *(A)	37,400	927
Ingram Micro, Cl A *	46,400	699
Intel	508,148	9,004
International Business Machines	65,132	8,026
Intuit *	172,800	7,396
Itron *	3,100	167
Jabil Circuit	23,900	245
Juniper Networks *(A)	34,700	944
Kla-Tencor	1,600	45
Lam Research *	8,800	318
Lender Processing Services	3,300	97
Linear Technology	1,800	52
LSI *	18,900	76
Marvell Technology Group *	73,100	1,165
Mastercard, Cl A (A)	23,300	4,622
McAfee *	12,600	593
Micron Technology *(A)	93,000	601
Microsoft	941,635	22,110
Motorola *	119,900	903
National Semiconductor	14,200	179
NetApp *	6,310	255
NeuStar, Cl A *	6,600	146
Nortel Networks *	5	—
Novellus Systems *	8,100	189
Nuance Communications *(A)	189,600	2,783
Oracle	290,418	6,354
Paychex	121,231	3,017
Plantronics	4,450	121
PM C— Sierra *	38,000	263
Polycom *	39,200	1,116
Qualcomm	397,700	15,236
Rackspace Hosting *(A)	149,100	2,936
Red Hat *(A)	87,900	3,037
Rovi *	8	—
SAIC *(A)	50,000	744
Salesforce.com *(A)	30,388	3,339
SanDisk *(A)	22,800	758
Seagate Technology *	119,000	1,205
Symantec *	250,400	3,413
Tech Data *	17,900	648
Teradata *	121,600	3,981
Texas Instruments (A)	446,532	10,284
Tyco Electronics	28,700	704
VeriSign *(A)	182,600	5,319
Visa, Cl A	162,714	11,224
Vishay Intertechnology *	64,700	498
Vishay Precision Group *	2,907	42
Western Digital *	56,500	1,365
Western Union	39,710	623
Xerox	224,300	1,893
Yahoo! *	134,300	1,756
Zebra Technologies, Cl A *(A)	17,900	512

		258,413

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Large Cap Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Materials — 2.7%
A. Schulman	2,700	$49
Air Products & Chemicals	2,600	192
Alcoa (A)	108,700	1,110
Allegheny Technologies (A)	83,232	3,389
Ashland	45,900	2,132
Ball	10,300	578
Boise *(A)	27,200	187
Cabot	6,100	173
Celanese, Cl A	31,300	836
Cytec Industries	32,600	1,546
Dow Chemical	13,600	331
E.I. Du Pont de Nemours	52,400	2,136
Eastman Chemical	24,300	1,496
Freeport-McMoRan Copper & Gold, Cl B	15,380	1,107
H.B. Fuller	2,400	46
International Paper	52,100	1,066
Lubrizol	22,300	2,081
Monsanto	83,225	4,382
Nalco Holding	144,800	3,290
Nucor (A)	16,400	603
Omnova Solutions *	7,800	48
Owens-Illinois *	16,800	421
Reliance Steel & Aluminum	6,900	257
Rock-Tenn, Cl A	18,810	906
Schnitzer Steel Industries, Cl A	11,800	522
Sealed Air	48,000	984
Solutia *	16,000	217
Sonoco Products	24,500	771
Southern Copper	23,000	696
Spartech *	5,940	53
Steel Dynamics	9,080	124
Syngenta ADR	76,200	3,508
Temple-Inland	1,600	26
		35,263

Telecommunication Services — 3.5%
American Tower, Cl A *	122,846	5,756
AT&T	688,546	18,612
CenturyLink	19,800	716
Crown Castle International *	150,200	6,176
Frontier Communications (A)	31,037	240
NII Holdings *(A)	18,600	674
Sprint Nextel *	502,900	2,052
Telephone & Data Systems	27,400	792
Verizon Communications	381,172	11,248
		46,266

Utilities — 3.4%
AES *	699,387	7,162
AGL Resources	12,400	455
Alliant Energy	17,200	602
Ameren	28,100	789
American Electric Power	102,700	3,637
American Water Works	18,400	415
Atmos Energy (A)	11,200	317
CMS Energy (A)	25,200	441
Dominion Resources (A)	53,400	2,284
DPL	45,600	1,155
DTE Energy	14,900	698

Description	Shares	Market Value ($ Thousands)

Duke Energy (A)	72,900	$1,253
Edison International	124,200	4,192
Energen	24,200	1,033
Entergy	32,400	2,554
Exelon	131,500	5,355
FirstEnergy (A)	23,400	855
Mirant *	72,100	699
NextEra Energy	4,400	236
NiSource	62,000	1,075
NorthWestern	12,990	365
NRG Energy *(A)	40,100	815
NV Energy	22,700	290
OGE Energy	39,000	1,523
Pepco Holdings	13,800	248
PG&E	15,900	744
Pinnacle West Capital	10,000	398
Portland General Electric	6,700	134
Public Service Enterprise Group	102,000	3,260
Sempra Energy	13,300	677
TECO Energy	36,500	616
		44,277
Total Common Stock (Cost $1,245,050) ($ Thousands)		1,262,364

U.S. TREASURY OBLIGATION (B)(C) — 0.9%
U.S. Treasury Bill
0.035%, 12/16/610	$10,912	10,908

Total U.S. Treasury Obligation (Cost $10,907) ($ Thousands)		10,908

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Prime
Obligation Fund, Cl A,
0.200%**†	34,613,189	34,613

Total Cash Equivalent (Cost $34,613) ($ Thousands)		34,613

AFFILIATED PARTNERSHIP — 11.6%
SEI Liquidity Fund, L.P.,
0.250%**†(D)	153,105,829	152,259

Total Affiliated Partnership (Cost $153,106) ($ Thousands)		152,259

Total Investments — 111.4% (Cost $1,443,676)($ Thousands) ††		$1,460,144

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Large Cap Fund

August 31, 2010

A summary of the open futures contracts held by the Fund at August 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Composite Index	115	Sep-2010	$635
S&P Mid 400 Index E-MINI	69	Sep-2010	71

			$706

For the period ended August 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,310,996($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

††	At August 31, 2010, the tax basis cost of the Fund’s investments was $1,443,676 ($ Thousands), and the unrealized appreciation and depreciation were $110,822 ($ Thousands) and $(94,354)($ Thousands), respectively.

(A)	This security or a partial position of this security is on loan at August 31, 2010. The total value of securities on loan at August 31, 2010 was $149,624 ($ Thousands).

(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2010 was $152,259 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

Ser — Series

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,262,364	$—	$—	$1,262,364
U.S. Treasury Obligation	—	10,908	—	10,908
Cash Equivalent	34,613	—	—	34,613
Affiliated Partnership	—	152,259	—	152,259

Total Investments in Securities	$1,296,977	$163,167	$—	$1,460,144

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$706	$—	$—	$706

Total Other Financial Instruments	$706	$—	$—	$706

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.7%

Consumer Discretionary — 11.5%
99 Cents Only Stores *	2,300	$40
Aaron’s	1,800	29
Aeropostale *	19,000	405
Amazon.com *	17,375	2,169
Apollo Group, Cl A *	13,600	578
Autoliv	3,000	163
AutoZone *	3,300	692
Best Buy	30,708	964
Big 5 Sporting Goods	800	9
Big Lots *	300	9
Brinker International	1,900	30
Cablevision Systems, Cl A	4,000	100
Career Education *	11,700	205
Carmax *	3,800	76
Carnival	800	25
CEC Entertainment *	600	19
Chico’s FAS	17,300	143
Chipotle Mexican Grill, Cl A *	200	30
Coach	26,500	950
Comcast, Cl A	62,849	1,076
Cooper Tire & Rubber	1,300	21
Darden Restaurants	1,800	74
Deckers Outdoor *	9,800	426
DeVry	2,200	84
Dick’s Sporting Goods *	400	10
Dillard’s, Cl A	800	18
DIRECTV, Cl A *	46,000	1,744
Discovery Communications, Cl A *	700	27
DISH Network, Cl A	6,400	115
Dollar Tree *	11,300	512
DreamWorks Animation SKG, Cl A *	800	24
Eastman Kodak *	145,800	509
Education Management *	1,900	15
Family Dollar Stores	1,600	68
Finish Line, Cl A	1,900	25
Foot Locker	4,700	55
Ford Motor *	193,441	2,184
Fortune Brands	300	13
Fossil *	11,500	546
Gannett	6,300	76
Gap	25,400	429
Garmin	3,300	88
Genesco *	300	8
Gentex	3,400	60
Genuine Parts	400	17
H&R Block	2,000	26
Harman International Industries *	700	22
Hasbro	1,800	73
Helen of Troy *	2,700	60
Hillenbrand	600	11
Home Depot	9,500	264
ITT Educational Services *	8,200	437
J.C. Penney	20,775	416
John Wiley & Sons, Cl A	1,100	39
Johnson Controls	12,000	318
Jones Apparel Group	1,400	22
Kirkland’s *	700	8
Kohl’s *	400	19
Lamar Advertising, Cl A *	100	3

Description	Shares	Market Value ($ Thousands)

Las Vegas Sands *	400	$11
Lear *	200	15
Leggett & Platt	4,500	86
Liberty Global, Cl A *	600	17
Liberty Media - Capital, Ser A *	2,400	108
Liberty Media - Interactive, Cl A *	12,100	128
Liberty Media - Starz, Ser A *	3,910	234
Limited Brands	8,700	205
Lincoln Educational Services *	1,400	15
LKQ *	4,400	82
Lowe’s	41,200	836
Macy’s	7,700	150
Madison Square Garden, Cl A *	425	8
Mattel	6,600	138
McDonald’s	3,900	285
McGraw-Hill	2,000	55
MGM Mirage *	700	6
Mohawk Industries *	200	9
NetFlix *	11,682	1,466
Newell Rubbermaid	2,000	30
News, Cl A	19,200	241
NIKE, Cl B	28,550	1,998
Nordstrom	2,400	69
O’Reilly Automotive *	800	38
Oxford Industries	1,700	34
Panera Bread, Cl A *	600	48
PetSmart	31,995	1,020
Phillips-Van Heusen	200	9
Polo Ralph Lauren, Cl A	1,200	91
priceline.com *	6,600	1,924
Regal Entertainment Group, Cl A	1,800	22
Ross Stores	1,900	94
Royal Caribbean Cruises *	900	22
Scripps Networks Interactive, Cl A	2,100	84
Sears Holdings *	1,300	80
Service International	7,800	60
Skechers U.S.A., Cl A *	1,200	31
Stanley Black & Decker	1,682	90
Staples	52,400	931
Starbucks	6,300	145
Starwood Hotels & Resorts Worldwide	2,000	94
Strayer Education	100	15
Target	12,000	614
Tempur-Pedic International *	6,100	164
Thomson Reuters	1,600	56
Thor Industries	3,100	72
Tiffany	1,300	52
Tim Hortons	18,300	648
Timberland, Cl A *	900	14
Time Warner	116,819	3,502
Time Warner Cable, Cl A	18,877	974
TJX	2,700	107
Tractor Supply	200	14
TRW Automotive Holdings *	8,700	302
Tupperware Brands	300	12
Urban Outfitters *	3,300	100
VF	3,900	275
Viacom, Cl B	37,638	1,183
Virgin Media	2,600	54
Walt Disney	9,962	325
Warnaco Group *	700	29

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Whirlpool	1,700	$126
Williams-Sonoma	2,600	68
Winnebago Industries *	1,500	13
Wolverine World Wide	600	15
Wyndham Worldwide	600	14
Wynn Resorts	600	48
Yum! Brands	15,350	640

		37,023

Consumer Staples — 9.2%
Altria Group	14,500	324
Andersons	300	11
Archer-Daniels-Midland	4,000	123
Avon Products	200	6
Brown-Forman, Cl B	1,300	80
Campbell Soup	1,700	63
Church & Dwight	900	55
Clorox	200	13
Coca-Cola	35,000	1,957
Coca-Cola Enterprises	1,100	31
Colgate-Palmolive	3,600	266
ConAgra Foods	7,500	162
Constellation Brands, Cl A *	2,800	47
Corn Products International	11,400	389
Costco Wholesale	6,400	362
CVS Caremark	16,504	446
Dean Foods *	3,900	40
Del Monte Foods	7,100	93
Diageo ADR	18,900	1,238
Dr. Pepper Snapple Group	3,500	129
Estee Lauder, Cl A	3,500	196
Flowers Foods	900	23
General Mills	6,100	221
Green Mountain Coffee Roasters *	900	28
Hansen Natural *	1,900	85
Herbalife	12,700	706
Hershey	35,319	1,641
HJ Heinz	3,000	139
Hormel Foods	600	26
JM Smucker	2,500	146
Kellogg	37,500	1,863
Kimberly-Clark	1,000	65
Kraft Foods, Cl A	3,660	110
Kroger	41,300	815
Lorillard	2,200	167
McCormick	1,000	40
Mead Johnson Nutrition, Cl A	5,200	271
NBTY *	758	41
Nu Skin Enterprises, Cl A	600	16
PepsiCo	44,015	2,825
Philip Morris International	39,568	2,035
Prestige Brands Holdings *	2,300	17
Procter & Gamble	80,900	4,827
Ralcorp Holdings *	900	54
Reynolds American	6,500	355
Safeway	18,800	353
Sanderson Farms	700	30
Sara Lee	34,420	497
Smart Balance *	1,800	6
Smithfield Foods *	4,600	74
Supervalu	57,057	555
Sysco	13,000	357
Tyson Foods, Cl A	122,917	2,013

Description	Shares	Market Value ($ Thousands)

USANA Health Sciences *	500	$21
Walgreen	36,800	989
Wal-Mart Stores	41,900	2,101
Whole Foods Market *	1,300	45

		29,588

Energy — 8.0%
Alpha Natural Resources *	533	20
Anadarko Petroleum	1,600	74
Apache	2,700	243
Baker Hughes	1,361	51
Cameron International *	200	7
Chesapeake Energy	7,200	149
Chevron	71,708	5,318
Cimarex Energy	2,300	150
Complete Production Services *	700	12
Concho Resources *	400	23
ConocoPhillips	77,476	4,062
Continental Resources *	500	20
Core Laboratories	800	63
Denbury Resources *	2,000	29
Devon Energy	5,700	344
Dresser-Rand Group *	2,000	71
EOG Resources	15,900	1,381
Exterran Holdings *	600	13
Exxon Mobil	93,800	5,549
FMC Technologies *	200	12
Forest Oil *	800	21
Frontline	400	11
Halliburton	40,500	1,143
Helmerich & Payne	700	26
Hess	12,200	613
Marathon Oil	45,614	1,391
Mariner Energy *	1,082	25
Massey Energy	1,400	40
Murphy Oil	10,300	552
National Oilwell Varco	1,900	72
Occidental Petroleum	2,100	153
Oil States International *	7,300	301
Peabody Energy	100	4
Pioneer Natural Resources	2,200	127
QEP Resources	200	6
RPC	400	7
Schlumberger	8,612	459
SM Energy	1,466	56
Southern Union	4,300	97
Southwestern Energy *	1,400	46
Spectra Energy	2,600	53
Stone Energy *	5,500	62
Sunoco	2,500	84
Transocean *	35,825	1,824
Ultra Petroleum *	600	23
Valero Energy	50,700	800
Weatherford International *	1,500	22
Whiting Petroleum *	800	68
Williams	7,000	127

		25,804

Financials — 14.1%
ACE	7,500	401
Aflac	35,150	1,661
Agree Realty ‡	700	17
Alexandria Real Estate Equities ‡	1,400	97

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Alleghany *	100	$30
Allstate	6,200	171
American Equity Investment Life Holding	3,500	33
American Express	66,925	2,668
American Financial Group	12,600	363
AmeriCredit *	2,392	58
Ameriprise Financial	20,700	902
Annaly Capital Management ‡	2,000	35
Apartment Investment & Management, Cl A ‡	4,100	84
Arch Capital Group *	9,000	718
Ares Capital	2,000	30
Associated Banc	5,400	65
Assurant	8,300	304
Assured Guaranty	800	12
AvalonBay Communities ‡	303	32
Axis Capital Holdings	7,900	244
Bancorp Rhode Island	200	6
Bank of America	131,475	1,637
Bank of Hawaii	500	22
Bank of New York Mellon	39,650	962
BB&T	4,700	104
Berkshire Hathaway, Cl B *	14,000	1,103
Boston Properties ‡	100	8
Brandywine Realty Trust ‡	12,500	137
BRE Properties ‡	1,200	49
Capital One Financial	53,595	2,029
CapitalSource	4,900	25
CB Richard Ellis Group, Cl A *	900	15
Chimera Investment ‡	292,180	1,148
Chubb	16,600	915
Cincinnati Financial	2,000	53
CIT Group *	1,000	37
Citigroup *	353,800	1,316
City National	1,200	58
CME Group, Cl A	4,000	992
CNA Surety *	400	7
Comerica	4,600	158
Commerce Bancshares	1,800	64
CommonWealth REIT ‡	4,425	107
Community Trust Bancorp	300	8
Compass Diversified Holdings	1,400	20
Credicorp	6,700	705
Cullen/Frost Bankers	1,000	51
Digital Realty Trust ‡	400	24
Discover Financial Services	200	3
Douglas Emmett ‡	3,400	55
E*Trade Financial *	14,400	179
East West Bancorp	18,476	270
Endurance Specialty Holdings	500	18
Equity Residential ‡	2,700	124
Erie Indemnity, Cl A	500	26
Essex Property Trust ‡	300	32
Everest Re Group	8,400	665
Federal Realty Investment Trust ‡	100	8
Fifth Third Bancorp	13,000	144
First Citizens BancShares, Cl A	1,342	225
First Commonwealth Financial	4,700	23
First Community Bancshares	700	9
Flagstone Reinsurance Holdings	1,600	16
Forest City Enterprises, Cl A *	900	10
Franklin Resources	8,700	840

Description	Shares	Market Value ($ Thousands)

Fulton Financial	13,500	$112
General Growth Properties ‡	2,424	34
Genworth Financial, Cl A *	11,400	124
Global Indemnity, Cl A *	450	8
Goldman Sachs Group	18,765	2,570
Hanover Insurance Group	100	4
Hartford Financial Services Group	4,200	85
Hersha Hospitality Trust ‡	1,400	7
Hospitality Properties Trust ‡	8,700	170
Host Hotels & Resorts ‡	3,226	42
Huntington Bancshares	18,900	100
IntercontinentalExchange *	11,400	1,089
Invesco Mortgage Capital ‡	5,600	117
Jones Lang LaSalle	8,200	619
JPMorgan Chase	92,088	3,348
Keycorp	6,200	46
Kimco Realty ‡	800	12
Lexington Realty Trust ‡	1,400	9
Lincoln National	2,200	51
Loews	5,300	186
M&T Bank	4,223	362
Macerich ‡	1,113	46
Maiden Holdings	3,300	24
Markel *	100	33
Marshall & Ilsley	11,300	74
MBIA *	1,300	12
MetLife	6,400	241
MFA Mortgage Investments ‡	15,600	115
Montpelier Re Holdings	2,600	41
Morgan Stanley	9,300	229
Nationwide Health Properties ‡	100	4
Nelnet, Cl A	1,300	29
New York Community Bancorp	78,111	1,241
NewStar Financial *	800	5
NYSE Euronext	33,000	916
Old Republic International	1,100	14
Oppenheimer Holdings, Cl A	400	9
Parkway Properties ‡	1,700	25
Phoenix *	3,100	6
Plum Creek Timber ‡	1,900	65
PNC Financial Services Group	33,306	1,697
Presidential Life	1,700	15
Progressive	100	2
Prosperity Bancshares	1,000	29
Protective Life	1,200	22
Prudential Financial	13,248	670
Public Storage ‡	600	59
Raymond James Financial	15,500	358
Rayonier ‡	12,390	586
Realty Income ‡	2,200	72
Regions Financial	24,950	161
Reinsurance Group of America, Cl A	300	13
RenaissanceRe Holdings	10,884	618
Resource Capital ‡	15,800	93
SCBT Financial	600	17
Senior Housing Properties Trust ‡	200	5
Simon Property Group ‡	317	29
SL Green Realty ‡	1,000	60
SLM *	9,600	106
StanCorp Financial Group	2,000	71
State Street	2,800	98
Sunstone Hotel Investors ‡*	7,000	60

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

SunTrust Banks	2,800	$63
T. Rowe Price Group	13,000	569
Taubman Centers ‡	100	4
TCF Financial	2,900	41
Torchmark	1,100	54
Travelers	17,100	838
UDR ‡	5,200	107
Unitrin	2,600	62
Unum Group	5,000	100
US Bancorp	18,500	385
Valley National Bancorp	5,500	72
Ventas ‡	700	35
Vornado Realty Trust ‡	100	8
Waddell & Reed Financial, Cl A	1,700	39
Washington Federal	4,300	62
Wells Fargo	143,037	3,369
WesBanco	1,000	15
White Mountains Insurance Group	100	30
WR Berkley	2,100	55
XL Group, Cl A	900	16
Zions Bancorporation	4,200	77

		45,398

Health Care — 13.9%
Abbott Laboratories	44,550	2,198
Aetna	56,700	1,515
Alcon	200	32
Alere *	100	3
Alexion Pharmaceuticals *	1,600	90
Allergan	30,000	1,843
Allscripts-Misys Healthcare Solutions *	6,600	110
AmerisourceBergen	41,223	1,124
Amgen *	72,401	3,695
Amylin Pharmaceuticals *	3,900	80
Baxter International	300	13
Becton Dickinson	4,300	293
Biogen Idec *	19,416	1,045
BioMarin Pharmaceutical *	3,000	61
Bio-Rad Laboratories, Cl A *	400	33
Bristol-Myers Squibb	14,900	389
Bruker *	4,500	53
C.R. Bard	5,500	423
Cardinal Health	79,060	2,369
CareFusion *	4,600	99
Celgene *	4,200	216
Cephalon *	2,500	142
Cerner *	800	58
CIGNA	3,900	126
Community Health Systems *	100	3
Cooper	100	4
Covance *	2,300	87
Coventry Health Care *	2,500	48
Covidien	11,000	389
DaVita *	1,500	97
Dendreon *	1,500	54
Edwards Lifesciences *	3,000	173
Eli Lilly	19,783	664
Emergency Medical Services, Cl A *	300	14
Express Scripts *	3,819	163
Gen-Probe *	1,100	49

Description	Shares	Market Value ($ Thousands)

Genzyme *	25,250	$1,770
Gilead Sciences *	46,867	1,493
Health Net *	29,800	712
Henry Schein *	200	10
Hill-Rom Holdings	2,000	64
Hospira *	3,400	175
Human Genome Sciences *	400	12
Humana *	11,100	530
Idexx Laboratories *	400	22
Impax Laboratories *	2,700	42
Intuitive Surgical *	1,700	450
Invacare	1,600	37
Johnson & Johnson	90,238	5,145
Kinetic Concepts *	2,500	80
King Pharmaceuticals *	3,000	26
Life Technologies *	3,600	154
Lincare Holdings	4,850	112
McKesson	20,829	1,209
Medco Health Solutions *	47,600	2,070
Mednax *	600	28
Medtronic	72,500	2,282
Merck	38,563	1,356
Mettler Toledo International *	900	100
Mylan Laboratories *	10,300	177
Novo Nordisk ADR	16,100	1,378
Omnicare	500	10
Orthofix International *	200	5
Par Pharmaceutical *	700	18
Patterson	3,600	91
PerkinElmer	3,800	80
Perrigo	7,200	410
Pfizer	89,195	1,421
Pharmaceutical Product Development	500	11
Quest Diagnostics	400	17
Regeneron Pharmaceuticals *	1,100	24
ResMed *	4,000	121
Sirona Dental Systems *	1,600	50
St. Jude Medical *	3,300	114
Stryker	5,100	220
SXC Health Solutions *	1,100	86
Teleflex	2,200	106
Thermo Fisher Scientific *	7,400	312
Thoratec *	800	26
United Therapeutics *	1,700	79
UnitedHealth Group	94,600	3,001
Universal Health Services, Cl B	300	9
Valeant Pharmaceuticals International *	2,059	119
Varian Medical Systems *	2,700	144
Vertex Pharmaceuticals *	600	20
Warner Chilcott, Cl A *	600	17
Waters *	2,900	176
Watson Pharmaceuticals *	500	22
WellPoint *	12,500	621
Zimmer Holdings *	1,400	66

		44,585

Industrials — 8.0%
3M	28,400	2,231
Alliant Techsystems *	400	26
Ametek	700	30
Avery Dennison	1,100	36

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

BE Aerospace *	900	$24
Boeing	3,100	190
Bucyrus International, Cl A	1,900	109
Carlisle	1,500	42
Caterpillar	1,800	117
Continental Airlines, Cl B *	9,047	202
Cooper Industries, Cl A	2,200	93
Copa Holdings, Cl A	600	29
Crane	3,500	119
CSX	9,900	494
Cummins	300	22
Deere	3,100	196
Delta Air Lines *	7,600	79
Dover	3,800	170
Eaton	5,200	361
Emerson Electric	5,100	238
Ennis	1,400	21
Equifax	1,600	47
Expeditors International Washington	30,400	1,204
Fastenal	1,000	45
FedEx	6,700	523
Flowserve	100	9
Gardner Denver	7,900	377
General Dynamics	12,396	693
General Electric	203,301	2,944
Goodrich	13,100	897
Honeywell International	2,000	78
Hubbell, Cl B	700	31
IDEX	2,800	84
Illinois Tool Works	5,000	206
Ingersoll-Rand	500	16
ITT	2,800	119
JB Hunt Transport Services	500	16
Joy Global	4,526	257
Kansas City Southern *	5,200	175
KBR	23,700	550
Kennametal	1,900	48
L-3 Communications Holdings, Cl 3	8,700	579
Lennox International	200	9
Lockheed Martin	25,303	1,759
Manitowoc	2,100	19
Masco	700	7
NACCO Industries, Cl A	400	31
Navistar International *	5,500	230
Norfolk Southern	5,500	295
Northrop Grumman	19,300	1,045
Oshkosh Truck *	20,200	503
Owens Corning *	13,200	359
Paccar	300	12
Parker Hannifin	4,600	272
Polypore International *	1,000	27
Precision Castparts	1,100	125
Quanta Services *	32,900	590
Raytheon	19,100	839
Regal-Beloit	500	28
Republic Services, Cl A	25,913	763
Rockwell Automation	6,100	312
Rockwell Collins	2,000	108
RR Donnelley & Sons	500	8
Ryder System	8,000	307
Snap-On	300	12

Description	Shares	Market Value ($ Thousands)

Southwest Airlines	17,800	$197
Spirit Aerosystems Holdings, Cl A *	2,700	52
Thomas & Betts *	900	33
Timken	18,600	609
Toro	2,700	135
TransDigm Group	1,700	98
Tyco International	3,800	141
UAL *	3,666	78
Union Pacific	6,100	445
United Parcel Service, Cl B	7,809	498
United Technologies	17,100	1,115
Verisk Analytics, Cl A *	500	14
WABCO Holdings *	3,000	106
Waste Connections *	2,200	83
Waste Management	6,467	214
WESCO International *	4,697	152
WW Grainger	3,800	402

		25,759

Information Technology — 22.3%
Accenture, Cl A	2,200	81
Activision Blizzard	77,200	825
Adobe Systems *	31,800	883
Advanced Micro Devices *	127,771	718
Agilent Technologies *	12,500	337
Akamai Technologies *	2,100	97
Alliance Data Systems *	900	51
Altera	1,100	27
Amdocs *	10,400	273
Ansys *	1,100	43
AOL *	2,993	66
Apple *	29,213	7,110
Applied Materials	5,800	60
Arris Group *	900	7
Arrow Electronics *	20,300	464
Atheros Communications *	500	12
Atmel *	6,600	38
Autodesk *	26,600	738
Automatic Data Processing	400	15
Avago Technologies *	2,000	40
Avnet *	5,300	121
AVX	1,300	16
Brightpoint *	3,300	20
Broadcom, Cl A	6,400	192
CA	3,000	54
CGI Group, Cl A *	15,900	220
Cisco Systems *	167,000	3,348
Citrix Systems *	2,200	127
Cognizant Technology Solutions, Cl A *	15,706	905
Computer Sciences	9,824	391
CoreLogic	400	7
Corning	15,400	241
Cree *	3,900	209
Dell *	1,800	21
Dolby Laboratories, Cl A *	3,100	172
eBay *	46,600	1,083
EMC *	137,200	2,502
F5 Networks *	2,400	210
Factset Research Systems	500	37
Fairchild Semiconductor International, Cl A *	3,900	30

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Fidelity National Information Services	659	$17
Flextronics International *	67,700	334
FLIR Systems *	500	13
Gartner *	500	14
Google, Cl A *	4,895	2,203
Harris	17,700	745
Hewitt Associates, Cl A *	426	21
Hewlett-Packard	53,625	2,063
IAC *	25,200	625
Ingram Micro, Cl A *	27,500	414
Intel	174,096	3,085
International Business Machines	50,086	6,172
Intuit *	45,500	1,947
Itron *	700	38
Jabil Circuit	80,023	820
JDS Uniphase *	8,000	74
Juniper Networks *	7,200	196
Kla-Tencor	600	17
Lam Research *	14,300	516
Lender Processing Services	700	21
Lexmark International, Cl A *	2,600	91
Linear Technology	500	14
Marvell Technology Group *	21,400	341
Mastercard, Cl A	6,650	1,319
McAfee *	2,500	118
Microchip Technology	200	6
Micron Technology *	127,891	827
Microsoft	355,638	8,350
National Instruments	2,300	66
National Semiconductor	3,300	42
NCR *	1,200	15
NetApp *	5,600	226
Novellus Systems *	1,600	37
Nuance Communications *	49,200	722
Nvidia *	600	6
Oracle	25,600	560
Paychex	300	7
Plantronics	900	25
PMC—Sierra *	9,300	64
Polycom *	11,100	316
QLogic *	18,500	276
Qualcomm	107,225	4,108
Rackspace Hosting *	40,100	790
Red Hat *	23,200	802
Research In Motion *	13,000	557
Rovi *	300	13
Salesforce.com *	1,500	165
SanDisk *	4,900	163
Seagate Technology *	21,700	220
Skyworks Solutions *	700	13
Solera Holdings	300	12
Symantec *	80,800	1,101
Tellabs	2,300	16
Teradata *	33,500	1,097
Texas Instruments	118,000	2,718
Trimble Navigation *	200	6
Tyco Electronics	9,600	235
VeriSign *	49,700	1,448
Visa, Cl A	34,900	2,407
Vishay Intertechnology *	5,600	43
VMware, Cl A *	600	47
WebMD Health, Cl A *	1,888	96

Description	Shares	Market Value ($ Thousands)

Western Digital *	6,900	$167
Western Union	8,300	130
Xerox	23,535	199
Yahoo! *	40,400	528
Zebra Technologies, Cl A *	800	23

		71,658

Materials — 3.4%
A. Schulman	800	15
Air Products & Chemicals	500	37
Airgas	440	29
Albemarle	300	12
Alcoa	21,800	222
Allegheny Technologies	2,700	110
Ashland	7,300	339
Boise *	3,800	26
Cabot	14,400	409
Carpenter Technology	1,800	56
Celanese, Cl A	6,500	174
Cliffs Natural Resources	3,300	202
Compass Minerals International	900	64
Cytec Industries	8,000	379
Domtar	300	18
Dow Chemical	3,400	83
E.I. Du Pont de Nemours	4,800	196
Eastman Chemical	10,500	646
Freeport-McMoRan Copper & Gold, Cl B	3,100	223
H.B. Fuller	600	11
Huntsman	85,352	778
International Flavors & Fragrances	1,100	50
International Paper	1,800	37
Lubrizol	12,218	1,140
MeadWestvaco	2,700	59
Monsanto	22,475	1,183
Nalco Holding	35,900	816
Newmont Mining	21,887	1,342
PPG Industries	2,300	151
Reliance Steel & Aluminum	1,600	60
Rock-Tenn, Cl A	1,400	68
RPM International	2,000	34
Schnitzer Steel Industries, Cl A	2,500	111
Scotts Miracle-Gro, Cl A	500	24
Sherwin-Williams	200	14
Solutia *	2,700	37
Southern Copper	19,600	593
Spartech *	1,300	12
Steel Dynamics	1,200	16
Syngenta ADR	20,600	948
Temple-Inland	400	6
Titanium Metals *	2,600	47
United States Steel	300	13
Walter Industries	1,000	72
Weyerhaeuser	400	6

		10,868

Telecommunication Services — 3.1%
American Tower, Cl A *	2,100	98
AT&T	156,712	4,236
BCE	9,700	303
CenturyLink	4,673	169

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Crown Castle International *	42,900	$1,764
Frontier Communications	5,608	43
MetroPCS Communications *	49,100	439
NII Holdings *	24,168	876
Qwest Communications International	29,199	165
SBA Communications, Cl A *	500	18
Sprint Nextel *	108,500	443
Verizon Communications	43,700	1,290
Windstream	1,900	22

		9,866

Utilities — 3.2%
AES *	215,226	2,204
AGL Resources	1,200	44
Allegheny Energy	915	21
Alliant Energy	3,800	133
Ameren	1,800	51
American Electric Power	1,200	42
American Water Works	6,700	151
Aqua America	2,800	56
Centerpoint Energy	6,500	96
CMS Energy	1,000	17
Consolidated Edison	2,000	95
Constellation Energy Group	39,555	1,160
Dominion Resources	3,100	133
DPL	4,000	101
DTE Energy	5,200	244
Duke Energy	1,600	27
Edison International	24,800	837
Energen	7,100	303
Entergy	6,400	505
Exelon	32,853	1,338
Great Plains Energy	1,500	28
Hawaiian Electric Industries	3,200	77
Integrys Energy Group	2,500	121
ITC Holdings	500	29
Mirant *	35,984	349
National Fuel Gas	600	26
NiSource	3,000	52
Northeast Utilities	2,500	72
NorthWestern	2,900	82
NSTAR	2,500	95
NV Energy	24,700	316
OGE Energy	1,800	70
Oneok	3,400	146
Pepco Holdings	7,200	129
PG&E	300	14
Pinnacle West Capital	3,200	128
Portland General Electric	1,500	30
Public Service Enterprise Group	15,400	492
Questar	500	8
SCANA	600	23
Southern	800	29
TECO Energy	10,700	181
Westar Energy	1,700	41
Wisconsin Energy	1,100	61
Xcel Energy	500	11

		10,168

Total Common Stock (Cost $307,001) ($ Thousands)		310,717

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (A)(B) — 0.3%
U.S. Treasury Bills
0.035%, 12/16/10	$663	$662
0.330%, 02/10/11	300	300

Total U.S. Treasury Obligations (Cost $962) ($ Thousands)		962

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.200%** †	6,261,849	6,262

Total Cash Equivalent (Cost $6,262) ($ Thousands)		6,262

Total Investments — 98.9% (Cost $314,225)($ Thousands) ††		$317,941

A summary of the open futures contracts held by the Fund at August 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	7	Sep-2010	$2
S&P 500 Composite Index	29	Sep-2010	(359)

			$(357)

For the period ended August 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $321,593($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

††	At August 31, 2010, the tax basis cost of the Fund’s investments was $314,225 ($ Thousands), and the unrealized appreciation and depreciation were $20,358 ($ Thousands) and $(16,642)($ Thousands), respectively.

(A)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

7	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2010

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

Ser — Series

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$310,717	$—	$—	$310,717
U.S. Treasury Obligations	—	962	—	962
Cash Equivalent	6,262	—	—	6,262

Total Investments in Securities	$316,979	$962	$—	$317,941

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(357)	$—	$—	$(357)

Total Other Financial Instruments	$(357)	$—	$—	$(357)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended August 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 83.3%

Consumer Discretionary — 8.5%
Abercrombie & Fitch, Cl A (A)	5,100	$176
Amazon.com *(A)	153,574	19,171
American Eagle Outfitters	134,400	1,699
AutoZone *(A)	8,700	1,825
Bed Bath & Beyond *(A)	104,625	3,763
Best Buy (A)	580,827	18,232
Big Lots *	9,700	303
Brinker International (A)	60,400	951
Brown Shoe	136,400	1,435
Carmax *	30,000	598
Carnival	67,100	2,092
CBS, Cl B (A)	20,500	283
CEC Entertainment*	21,600	678
Chico’s FAS (A)	362,400	2,990
Coach (A)	352,500	12,633
Comcast, Cl A	2,951,447	49,186
Darden Restaurants	83,600	3,449
DeVry	79,600	3,034
DIRECTV, Cl A*	317,432	12,037
Discovery Communications, Cl A *(A)	19,900	751
Dollar Tree*(A)	16,250	737
Expedia (A)	82,900	1,895
Family Dollar Stores (A)	73,000	3,124
Ford Motor *(A)	3,372,705	38,078
Fortune Brands (A)	8,400	376
Fossil *	10,100	480
Gannett (A)	410,900	4,968
Gap (A)	208,300	3,518
Genuine Parts	13,700	575
Gymboree *(A)	46,200	1,739
H&R Block (A)	119,800	1,539
Harley-Davidson (A)	19,100	465
Harman International Industries *	17,800	555
Hasbro	48,700	1,965
Helen of Troy *	12,500	278
Home Depot (A)	449,595	12,503
Iconix Brand Group *(A)	137,700	2,098
J.C. Penney	27,169	544
Johnson Controls	347,336	9,215
Jones Apparel Group	18,200	280
Leggett & Platt	208,100	3,989
Lennar, Cl A	11,600	153
Liberty Media-Interactive, Cl A *	20,100	212
Liberty Media-Starz, Ser A *	8,400	502
Limited Brands (A)	324,300	7,653
Lincoln Educational Services *	12,500	137
Liz Claiborne *(A)	204,000	857
LKQ *	57,000	1,060
Lowe’s	563,308	11,435
Macy’s	310,976	6,045
Marriott International, Cl A	10,000	320
Mattel	656,100	13,772
Matthews International, Cl A	57,200	1,801
McDonald’s	562,529	41,099
McGraw-Hill (A)	41,300	1,142
MDC Holdings (A)	67,046	1,785
Modine Manufacturing *(A)	164,900	1,639
NetFlix *(A)	77,071	9,674
New York Times, Cl A *(A)	87,900	631

Description	Shares	Market Value ($ Thousands)

Newell Rubbermaid (A)	643,800	$9,670
News, Cl A (A)	1,026,300	12,901
NIKE, Cl B (A)	63,500	4,445
Nordstrom	59,926	1,733
Office Depot *	37,300	127
Omnicom Group	240,918	8,435
O’Reilly Automotive *(A)	88,469	4,182
Papa John’s International *	7,400	176
PetSmart (A)	304,046	9,696
Polo Ralph Lauren, Cl A (A)	34,100	2,583
priceline.com *	9,501	2,769
RadioShack (A)	12,900	238
Ross Stores (A)	38,800	1,926
Scripps Networks Interactive, Cl A (A)	58,800	2,363
Sears Holdings *(A)	34,800	2,154
Stanley Black & Decker (A)	55,160	2,959
Starbucks (A)	379,600	8,727
Starwood Hotels & Resorts Worldwide (A)	52,500	2,453
Target	520,920	26,650
Tempur-Pedic International *(A)	92,000	2,465
Tenneco *	56,900	1,407
Texas Roadhouse, Cl A *	119,100	1,579
Thor Industries (A)	45,600	1,064
Tiffany (A)	60,000	2,378
Time Warner	1,151,445	34,520
Time Warner Cable, Cl A (A)	172,407	8,898
TJX	304,900	12,102
TRW Automotive Holdings *(A)	116,400	4,046
Urban Outfitters *(A)	56,100	1,701
VF (A)	44,100	3,114
Viacom, Cl B (A)	988,924	31,072
Walt Disney (A)	511,350	16,665
Warnaco Group *	7,700	322
Washington Post, Cl B	1,500	540
Whirlpool (A)	102,494	7,601
Williams-Sonoma (A)	75,100	1,950
Wyndham Worldwide	45,100	1,046
Wynn Resorts (A)	18,300	1,475
Yum! Brands	22,700	947

		563,203

Consumer Staples — 9.3%
Altria Group (A)	1,028,458	22,955
Archer-Daniels-Midland	294,383	9,061
Brown-Forman, Cl B (A)	36,000	2,206
Campbell Soup (A)	32,700	1,218
Central Garden and Pet, Cl A *	296,300	2,768
Clorox	40,238	2,608
Coca-Cola	770,287	43,074
Coca-Cola Enterprises	228,953	6,516
Colgate-Palmolive	169,000	12,479
ConAgra Foods	63,900	1,380
Constellation Brands, Cl A *	168,400	2,806
Corn Products International	8,900	304
Costco Wholesale	49,500	2,799
CVS Caremark	452,108	12,207
Dean Foods *(A)	289,900	2,966
Dr. Pepper Snapple Group	68,300	2,515
Estee Lauder, Cl A (A)	102,700	5,758
General Mills	351,905	12,725
Hershey (A)	475,138	22,080

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

HJ Heinz (A)	37,200	$1,720
Hormel Foods	25,300	1,092
JM Smucker	54,300	3,175
Kellogg	176,220	8,755
Kimberly-Clark	105,794	6,813
Kraft Foods, Cl A	510,831	15,299
Kroger	427,100	8,427
Lance (A)	85,400	1,837
Lorillard	57,800	4,393
McCormick (A)	24,500	977
Mead Johnson Nutrition, Cl A	134,900	7,040
Molson Coors Brewing, Cl B	158,700	6,913
Nu Skin Enterprises, Cl A	40,200	1,028
PepsiCo	981,093	62,967
Philip Morris International	1,033,482	53,162
Procter & Gamble	1,353,447	80,760
Reynolds American (A)	144,600	7,887
Safeway	43,500	818
Sanderson Farms (A)	42,500	1,828
Sara Lee (A)	1,867,043	26,960
Smart Balance *	36,300	132
Supervalu (A)	1,631,943	15,863
Sysco (A)	294,379	8,092
Tyson Foods, Cl A (A)	1,648,831	27,008
Walgreen (A)	403,403	10,843
Wal-Mart Stores	1,604,770	80,463
Whole Foods Market *(A)	56,100	1,952

		614,629

Energy — 8.5%
Anadarko Petroleum	99,100	4,558
Apache (A)	154,900	13,918
Atwood Oceanics *(A)	61,800	1,550
Baker Hughes (A)	35,919	1,350
Cameron International *(A)	11,900	438
Chesapeake Energy (A)	301,000	6,225
Chevron	1,480,563	109,798
Cimarex Energy (A)	46,500	3,042
Complete Production Services *	9,100	160
ConocoPhillips	1,684,260	88,306
Denbury Resources *(A)	58,000	855
Devon Energy	255,855	15,423
EOG Resources (A)	60,600	5,264
EQT	8,300	270
Exxon Mobil	2,310,720	136,702
FMC Technologies *(A)	8,500	526
Halliburton	1,212,135	34,194
Helmerich & Payne (A)	86,200	3,193
Hess	178,100	8,949
James River Coal *(A)	126,500	2,001
Marathon Oil	1,061,876	32,377
Massey Energy (A)	32,100	923
Murphy Oil	92,144	4,935
National Oilwell Varco	125,000	4,699
Occidental Petroleum	252,942	18,485
Oceaneering International *	32,500	1,625
Oil States International*	4,710	194
Peabody Energy	10,300	441
PetroHawk Energy *	64,300	972
Pioneer Natural Resources (A)	77,800	4,498
QEP Resources	7,300	212
RPC (A)	10,600	173
Schlumberger (A)	528,261	28,172

Description	Shares	Market Value ($ Thousands)

SM Energy (A)	67,086	$2,549
Southwestern Energy *	269,394	8,814
Spectra Energy	45,900	934
Suncor Energy	273,653	8,281
Sunoco (A)	34,700	1,169
Unit *(A)	46,600	1,588
Valero Energy	239,381	3,775
Williams	187,200	3,394

		564,932

Financials — 12.4%
ACE	49,500	2,647
Aflac (A)	96,400	4,555
Allied World Assurance Holdings	33,300	1,677
Allstate	209,594	5,785
American Equity Investment Life Holding	11,200	106
American Express	310,681	12,387
Ameriprise Financial (A)	116,736	5,088
Apartment Investment & Management, Cl A ‡(A)	142,100	2,905
Arch Capital Group *(A)	35,800	2,857
Assurant (A)	85,100	3,111
AvalonBay Communities ‡(A)	16,600	1,747
Bank of America	4,521,786	56,296
Bank of New York Mellon (A)	229,638	5,573
BB&T (A)	137,600	3,044
Berkshire Hathaway, Cl B *(A)	367,374	28,942
Boston Properties ‡(A)	20,200	1,644
Brandywine Realty Trust‡	235,400	2,587
Capital One Financial (A)	702,001	26,578
CB Richard Ellis Group, Cl A *(A)	85,500	1,404
Chimera Investment ‡(A)	5,953,023	23,395
Chubb	37,600	2,073
Cincinnati Financial	81,200	2,166
CIT Group *	21,900	803
Citigroup *(A)	6,983,826	25,980
City National (A)	332,600	16,111
CME Group, Cl A	32,272	8,006
Comerica (A)	180,900	6,225
CommonWealth REIT ‡	19,400	468
Digital Realty Trust ‡(A)	35,450	2,101
E*Trade Financial *	458,600	5,691
East West Bancorp	593,873	8,682
Equity Residential ‡(A)	84,800	3,886
Everest Re Group	35,977	2,847
Extra Space Storage ‡	155,400	2,376
Federated Investors, Cl B (A)	1,300	27
Fifth Third Bancorp	549,800	6,075
Franklin Resources	69,109	6,670
Fulton Financial	33,200	275
Genworth Financial, Cl A*	441,200	4,778
Goldman Sachs Group	388,193	53,159
Hartford Financial Services Group	182,064	3,670
HCP ‡(A)	9,100	321
Home Bancshares	104,099	2,242
Hospitality Properties Trust‡	174,500	3,411
Host Hotels & Resorts ‡(A)	188,962	2,481
Huntington Bancshares (A)	1,493,100	7,898
Invesco Mortgage Capital ‡	13,600	285
JPMorgan Chase	2,983,488	108,480
Keycorp (A)	2,090,000	15,403
Kilroy Realty ‡(A)	82,200	2,557

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Kimco Realty ‡	48,200	$719
Lexington Realty Trust ‡(A)	37,500	250
Lincoln National	89,300	2,086
Loews (A)	99,900	3,511
M&T Bank (A)	108,604	9,301
Macerich ‡(A)	64,000	2,651
Marshall & Ilsley (A)	396,500	2,597
MetLife	279,993	10,528
MFA Mortgage Investments ‡(A)	445,900	3,286
Morgan Stanley	302,516	7,469
New York Community Bancorp (A)	892,604	14,183
NYSE Euronext	66,600	1,847
PacWest Bancorp (A)	147,400	2,515
PartnerRe	69,836	5,199
Plum Creek Timber ‡(A)	46,900	1,617
PNC Financial Services Group	937,589	47,780
Progressive	1,900	38
Prosperity Bancshares	16,800	478
Prudential Financial	577,114	29,185
Public Storage ‡(A)	13,200	1,294
Rayonier ‡	113,999	5,392
Regions Financial (A)	1,702,271	10,946
RenaissanceRe Holdings (A)	102,030	5,794
Resource Capital ‡	80,700	478
Simon Property Group ‡	32,889	2,975
SLM *(A)	394,200	4,356
State Street	262,461	9,207
Sunstone Hotel Investors ‡*	29,400	252
SunTrust Banks (A)	122,600	2,757
T. Rowe Price Group	110,828	4,852
Torchmark (A)	33,700	1,663
Travelers (A)	138,400	6,779
UDR ‡(A)	149,800	3,083
Unum Group	307,900	6,173
US Bancorp	801,566	16,673
Ventas ‡(A)	32,300	1,631
Vornado Realty Trust ‡	6,441	522
Wells Fargo	3,672,414	86,485
Wintrust Financial (A)	69,800	2,007
XL Group, Cl A (A)	46,100	826
Zions Bancorporation (A)	197,100	3,633

		820,493

Health Care — 10.6%
Abbott Laboratories	285,816	14,102
Aetna	214,500	5,731
Allergan	141,800	8,709
AmerisourceBergen	652,430	17,798
Amgen *	1,286,129	65,644
Baxter International	134,100	5,707
Becton Dickinson (A)	95,800	6,533
Biogen Idec *(A)	188,648	10,149
Bristol-Myers Squibb (A)	937,682	24,455
Bruker *(A)	46,900	558
C.R. Bard	28,300	2,174
Cardinal Health	791,503	23,713
CareFusion *	251,200	5,421
Celgene *	232,500	11,978
Cephalon *(A)	73,800	4,178
Cerner *(A)	4,500	328
CIGNA	81,300	2,620

Description	Shares	Market Value ($ Thousands)

Community Health Systems *(A)	64,100	$1,671
Coventry Health Care *	172,900	3,346
Covidien	293,100	10,358
DaVita *	41,600	2,688
Eli Lilly (A)	699,195	23,465
Express Scripts *	294,158	12,531
Gilead Sciences *	275,673	8,783
Haemonetics *	32,200	1,677
Hospira *(A)	145,300	7,463
Humana *	93,800	4,483
Impax Laboratories *	159,600	2,499
Intuitive Surgical *(A)	45,800	12,138
Invacare (A)	23,500	538
Johnson & Johnson	1,741,109	99,278
King Pharmaceuticals *	46,000	401
Life Technologies *(A)	301,214	12,883
McKesson	385,283	22,366
Medco Health Solutions *	338,148	14,703
Medicines *	45,700	526
Medtronic	1,055,166	33,217
Merck	1,438,977	50,594
Mylan Laboratories *(A)	265,100	4,549
Par Pharmaceutical *	18,300	483
Patterson (A)	91,700	2,319
PerkinElmer	125,700	2,641
Pfizer	4,746,586	75,613
Sirona Dental Systems *	8,300	262
St. Jude Medical *	54,600	1,887
Stryker (A)	163,400	7,057
SXC Health Solutions *	5,700	443
Thermo Fisher Scientific *	428,094	18,031
UnitedHealth Group	501,200	15,898
Varian Medical Systems *(A)	66,900	3,562
VCA Antech *	54,300	1,074
Viropharma *	38,600	484
Warner Chilcott, Cl A *(A)	172,700	4,908
Waters *	36,400	2,203
Watson Pharmaceuticals *	35,900	1,546
WellPoint *	445,739	22,144
Zimmer Holdings *	57,700	2,722

		703,232

Industrials — 9.6%
3M (A)	264,566	20,782
Administaff	45,500	984
Altra Holdings *	123,600	1,591
Avery Dennison	16,900	550
BE Aerospace *	75,400	2,032
Boeing (A)	205,818	12,582
Bucyrus International, Cl A (A)	32,100	1,845
Caterpillar (A)	256,728	16,728
Chicago Bridge & Iron *	7,387	161
Continental Airlines, Cl B *(A)	129,066	2,883
Cooper Industries, Cl A	36,321	1,529
CSX	95,700	4,775
Cummins	152,463	11,345
Danaher	34,700	1,261
Deere	151,800	9,604
Delta Air Lines *(A)	150,044	1,569
Dover (A)	416,500	18,643
Eaton (A)	131,500	9,137
Emerson Electric (A)	715,530	33,379
Equifax	25,200	743

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Fastenal (A)	37,300	$1,689
FedEx (A)	127,800	9,975
Flowserve	2,200	197
FTI Consulting *(A)	42,200	1,383
Generac Holdings *	86,862	1,053
General Dynamics	660,341	36,893
General Electric	5,661,129	81,973
Gibraltar Industries *	132,200	1,005
Goodrich	68,700	4,705
GrafTech International *	86,900	1,222
Great Lakes Dredge & Dock	216,800	1,094
Honeywell International (A)	897,385	35,079
IDEX (A)	13,000	387
Illinois Tool Works	96,900	3,998
Iron Mountain (A)	19,116	388
ITT	48,200	2,048
Joy Global	30,166	1,712
Kansas City Southern *	19,300	648
Kennametal	18,000	454
L-3 Communications Holdings, Cl 3	66,200	4,409
Lockheed Martin	476,070	33,096
Masco (A)	32,800	344
Middleby *(A)	31,100	1,710
Navigant Consulting *	174,800	1,730
Navistar International *(A)	103,262	4,325
Norfolk Southern (A)	173,700	9,324
Northrop Grumman	252,276	13,653
Oshkosh Truck *	111,700	2,779
Owens Corning *(A)	282,789	7,692
Paccar	11,100	455
Parker Hannifin	265,400	15,701
Precision Castparts	18,700	2,117
Raytheon	393,400	17,278
Regal-Beloit	21,800	1,206
Republic Services, Cl A (A)	334,389	9,841
Rockwell Automation (A)	194,100	9,926
Rockwell Collins	167,947	9,057
RR Donnelley & Sons	51,600	781
Snap-On	7,500	309
Southwest Airlines (A)	527,300	5,827
Stericycle *	5,300	347
Team *	119,900	1,754
Textron (A)	15,700	268
Trex *(A)	68,900	1,381
Tyco International (A)	142,766	5,322
Union Pacific	237,279	17,307
United Parcel Service, Cl B	661,417	42,198
United Technologies	823,279	53,686
UTi Worldwide	145,600	2,040
WABCO Holdings *	34,300	1,209
Waste Management (A)	279,088	9,235
WESCO International *	12,518	404
WW Grainger (A)	84,443	8,933

		633,670

Information Technology — 16.3%
Adobe Systems *	3,600	100
Advanced Micro Devices *(A)	2,024,984	11,380
Agilent Technologies *	274,900	7,414
Akamai Technologies *(A)	111,100	5,118
Altera (A)	67,800	1,673
Amdocs *	11,100	291

Description	Shares	Market Value ($ Thousands)

Analog Devices	10,300	$287
AOL *	68,000	1,511
Apple *	552,280	134,408
Applied Materials	221,700	2,304
Autodesk *	154,800	4,296
Automatic Data Processing	21,853	844
Avnet *	28,800	660
Baidu.com ADR *	58,400	4,580
BMC Software *(A)	56,900	2,052
Broadcom, Cl A (A)	189,100	5,667
CA	30,900	557
Cisco Systems *	3,269,802	65,559
Citrix Systems *(A)	48,000	2,781
Cognizant Technology Solutions, Cl A *	265,472	15,292
Computer Sciences	28,600	1,139
Corning	644,100	10,099
Dell *	273,447	3,218
Dolby Laboratories, Cl A *	12,800	709
eBay *	122,700	2,852
Echo Global Logistics *(A)	154,228	1,937
EMC *(A)	1,603,200	29,242
FLIR Systems *(A)	76,300	1,917
Google, Cl A *	100,100	45,047
Harris	166,500	7,005
Hewlett-Packard	2,058,077	79,195
Intel	4,300,062	76,197
International Business Machines	1,145,219	141,125
Intuit *	155,000	6,634
Jabil Circuit	1,272,139	13,039
JDS Uniphase *(A)	295,600	2,716
Juniper Networks *(A)	118,400	3,220
Kla-Tencor	38,300	1,073
Lender Processing Services	120,596	3,537
Lexmark International, Cl A *(A)	97,900	3,426
Linear Technology (A)	13,900	398
Marvell Technology Group *	55,700	888
Mastercard, Cl A (A)	67,800	13,449
McAfee *	156,800	7,377
Microchip Technology (A)	3,800	105
Micron Technology *(A)	2,105,726	13,614
Microsoft	6,028,793	141,556
NetApp *(A)	134,700	5,447
Novellus Systems *(A)	97,400	2,269
Nuance Communications *(A)	147,800	2,170
Nvidia *	54,650	510
ON Semiconductor *	295,500	1,826
Oracle	1,631,816	35,704
Paychex	24,400	607
Plantronics	12,800	350
Polycom *	39,500	1,125
QLogic *	93,000	1,385
Qualcomm (A)	547,418	20,972
Quest Software *(A)	111,300	2,385
Red Hat *(A)	95,000	3,282
Salesforce.com *(A)	40,000	4,395
SanDisk *(A)	321,767	10,696
Seagate Technology *	73,200	742
Smart Technologies, Cl A *(A)	298,440	3,420
SS&C Technologies Holdings *(A)	151,500	2,135
Supertex *	34,162	752
Symantec *(A)	376,300	5,129
Tellabs (A)	52,900	376

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Teradata *	34,300	$1,123
Texas Instruments (A)	1,154,862	26,597
VeriSign *	22,100	644
Visa, Cl A (A)	536,730	37,024
Vishay Intertechnology *	36,400	280
VMware, Cl A *(A)	125,350	9,849
WebMD Health, Cl A *(A)	10,752	548
Western Digital *	54,200	1,309
Western Union	610,382	9,571
Xerox	614,925	5,190
Xilinx (A)	16,000	386

		1,075,686

Materials — 2.9%
Air Products & Chemicals (A)	46,200	3,420
Airgas	13,681	900
Alcoa (A)	243,800	2,489
Allegheny Technologies (A)	275,807	11,231
Ashland	66,800	3,104
Ball	245,200	13,751
Boise *(A)	185,100	1,273
Cabot	35,900	1,021
Celanese, Cl A	134,200	3,583
Cliffs Natural Resources (A)	92,125	5,637
Commercial Metals	59,600	776
Cytec Industries	24,800	1,176
Dow Chemical (A)	72,000	1,755
E.I. Du Pont de Nemours (A)	888,130	36,209
Eastman Chemical	31,200	1,920
Freeport-McMoRan Copper & Gold, Cl B	93,733	6,747
H.B. Fuller	10,800	205
Huntsman (A)	1,043,056	9,502
Innospec *	72,800	903
International Flavors & Fragrances	44,100	2,015
Lubrizol	40,777	3,805
MeadWestvaco	87,600	1,906
Monsanto	255,851	13,471
Mosaic	90,600	5,315
Nalco Holding (A)	139,100	3,160
Newmont Mining (A)	326,438	20,017
Owens-Illinois *	54,600	1,368
Potash Corp of Saskatchewan	33,759	4,971
PPG Industries	43,900	2,890
Praxair (A)	117,667	10,123
Rock-Tenn, Cl A	44,100	2,125
Rockwood Holdings *	56,900	1,471
Schnitzer Steel Industries, Cl A	81,100	3,588
Schweitzer-Mauduit International	42,600	2,294
Sherwin-Williams (A)	1,800	127
Solutia *	105,400	1,427
Temple-Inland	68,400	1,090
Titanium Metals * (A)	96,400	1,747
United States Steel (A)	9,800	417
Weyerhaeuser (A)	9,200	144

		189,073

Telecommunication Services — 2.7%
American Tower, Cl A *	217,327	10,184
AT&T	4,497,587	121,570

Description	Face Amount ($ Thousands)/Shares	Market Value ($) Thousands)

CenturyLink (A)	106,204	$3,840
Frontier Communications (A)	171,928	1,329
MetroPCS Communications *	63,900	571
NII Holdings *(A)	194,862	7,064
Qwest Communications International (A)	832,998	4,706
Verizon Communications	1,046,398	30,879
Windstream (A)	67,413	778

		180,921

Utilities — 2.5%
AGL Resources	37,100	1,362
Allegheny Energy (A)	28,231	637
Ameren	32,000	898
American Electric Power	23,100	818
American Water Works	132,700	2,997
Centerpoint Energy	151,600	2,242
CMS Energy (A)	34,200	599
Consolidated Edison (A)	64,700	3,075
Constellation Energy Group	775,736	22,752
Dominion Resources (A)	144,700	6,187
DPL	75,200	1,904
DTE Energy	265,515	12,440
Duke Energy (A)	252,800	4,346
Edison International	172,000	5,805
Energen	16,300	696
Entergy	31,900	2,515
Exelon (A)	857,873	34,932
Integrys Energy Group (A)	90,900	4,404
MDU Resources Group	14,300	269
New Jersey Resources (A)	66,000	2,456
NextEra Energy (A)	164,460	8,836
Nicor (A)	34,400	1,455
NiSource	80,000	1,387
Northeast Utilities	415,090	12,025
NorthWestern	25,900	728
Oneok	96,700	4,149
Pepco Holdings (A)	229,800	4,125
PG&E	22,704	1,062
Piedmont Natural Gas (A)	73,700	2,010
Pinnacle West Capital	101,800	4,057
Public Service Enterprise Group	16,500	527
SCANA	21,600	843
Southern (A)	65,900	2,418
TECO Energy (A)	365,200	6,165
Wisconsin Energy	39,700	2,213
Xcel Energy	30,800	687

		164,021

Total Common Stock (Cost $5,312,179) ($ Thousands)		5,509,860

EXCHANGE TRADED FUND — 0.0%
SPDR Trust Series 1 (A)	5,962	629

Total Exchange Traded Fund (Cost $632) ($ Thousands)		629

U.S. TREASURY OBLIGATIONS (B)(C) — 1.6%
U.S. Treasury Bills
0.035%, 12/16/10	$104,055	104,012

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2010

Description	Face Amount ($Thousands) /Shares	Market Value ($ Thousands)
0.330%, 02/10/11	$3,145	$3,142

Total U.S. Treasury Obligations (Cost $107,135) ($ Thousands)		107,154

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.200%**†	199,442,784	199,443

Total Cash Equivalent (Cost $199,443) ($ Thousands)		199,443

AFFILIATED PARTNERSHIPS — 22.0%
SEI LIBOR Plus Portfolio†	111,582,526	758,761
SEI Liquidity Fund, L.P., 0.250% (D)**†	707,586,574	699,295

Total Affiliated Partnerships (Cost $1,639,740) ($ Thousands)		1,458,056

Total Investments — 109.9% (Cost $7,259,129) ($ Thousands)††		$7,275,142

A summary of the open futures contracts held by the Fund at August 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	705	Sep-2010	$122
S&P 500 Composite Index	4,030	Sep-2010	(13,050)

			$(12,928)

For the period ended August 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $6,616,927($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

††	At August 31, 2010, the tax basis cost of the Fund’s investments was $7,259,129 ($ Thousands), and the unrealized appreciation and depreciation were $356,924 ($ Thousands) and $(340,911)($ Thousands), respectively.

(A)	This security or a partial position of this security is on loan at August 31, 2010. The total value of securities on loan at August 31, 2010 was $689,531 ($ Thousands).

(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2010 was $ 699,295 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

Ser — Series

SPDR — Standard & Poor’s Depositary Receipt

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,509,860	$—	$—	$5,509,860
Exchange Traded Fund	629	—	—	629
U.S. Treasury Obligations	—	107,154	—	107,154
Cash Equivalent	199,443	—	—	199,443
Affiliated Partnerships	—	1,458,056	—	1,458,056

Total Investments in Securities	$5,709,932	$1,565,210	$—	$7,275,142

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(12,928)	$—	$—	$(12,928)

Total Other Financial Instruments	$(12,928)	$—	$—	$(12,928)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended August 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.6%

Consumer Discretionary — 10.6%
Aaron’s (A)	2,700	$44
Abercrombie & Fitch, Cl A (A)	3,202	111
Advance Auto Parts (A)	3,308	180
Aeropostale *	3,600	77
Amazon.com *	14,489	1,808
American Eagle Outfitters	8,871	112
Apollo Group, Cl A *	5,464	232
Autoliv (A)	3,918	212
AutoNation *(A)	2,832	64
AutoZone *(A)	1,107	232
Bally Technologies *	2,000	63
Bed Bath & Beyond *	11,115	400
Best Buy (A)	14,247	447
Big Lots *	3,300	103
BorgWarner *(A)	5,382	235
Brinker International	4,483	71
Burger King Holdings (A)	5,000	82
Cablevision Systems, Cl A	9,642	242
Career Education *(A)	3,259	57
Carmax *	8,460	169
Carnival	18,600	580
CBS, Cl B (A)	29,269	404
Central European Media Enterprises, Cl A *(A)	1,800	38
Chico’s FAS	8,600	71
Chipotle Mexican Grill, Cl A *(A)	1,400	211
Choice Hotels International (A)	1,484	49
Clear Channel Outdoor Holdings, Cl A *	700	7
Coach	13,067	468
Comcast, Cl A	116,525	1,995
Darden Restaurants	6,322	261
DeVry	2,900	111
Dick’s Sporting Goods *(A)	4,258	104
DIRECTV, Cl A *	36,529	1,385
Discovery Communications, Cl A *(A)	12,000	453
DISH Network, Cl A	8,062	145
Dollar General *	3,000	82
Dollar Tree *(A)	5,229	237
DR Horton (A)	12,868	132
DreamWorks Animation SKG, Cl A *	3,434	102
Education Management *(A)	1,500	12
Expedia	8,134	186
Family Dollar Stores (A)	5,562	238
Federal Mogul, Cl A *	1,500	23
Foot Locker	6,869	81
Ford Motor *(A)	137,884	1,557
Fortune Brands (A)	6,720	301
Fossil *	1,900	90
GameStop, Cl A *(A)	5,700	102
Gannett	11,259	136
Gap	19,559	330
Garmin (A)	5,300	141
Gentex	6,132	108
Genuine Parts	6,571	275
Goodyear Tire & Rubber *(A)	11,052	102
Guess? (A)	2,900	94

Description	Shares	Market Value ($ Thousands)

H&R Block	13,425	$173
Hanesbrands *	4,143	99
Harley-Davidson (A)	9,103	221
Harman International Industries *	3,568	111
Hasbro	5,867	237
Hillenbrand	2,824	54
Home Depot (A)	70,015	1,947
Hyatt Hotels, Cl A *(A)	2,300	87
International Game Technology	13,643	199
International Speedway, Cl A (A)	1,512	35
Interpublic Group *	18,375	157
ITT Educational Services *(A)	1,621	86
J Crew Group *(A)	2,000	61
J.C. Penney (A)	9,151	183
Jarden	4,300	116
John Wiley & Sons, Cl A	1,842	66
Johnson Controls	28,745	763
KB Home (A)	3,380	35
Kohl’s *	12,419	583
Lamar Advertising, Cl A *	2,540	67
Las Vegas Sands *(A)	13,793	391
Lear *	1,800	132
Leggett & Platt	6,119	117
Lennar, Cl A	7,230	95
Liberty Global, Cl A *(A)	10,671	294
Liberty Media-Capital, Ser A *	3,492	157
Liberty Media-Interactive, Cl A *	26,247	277
Liberty Media-Starz, Ser A *	2,436	146
Limited Brands (A)	11,557	273
LKQ *	5,300	99
Lowe’s	59,310	1,204
Macy’s	18,630	362
Madison Square Garden, Cl A *	2,860	56
Marriott International, Cl A (A)	11,587	371
Mattel	15,242	320
McDonald’s	44,680	3,264
McGraw-Hill (A )	13,239	366
MDC Holdings	1,516	40
Meredith (A)	1,358	40
MGM Mirage *(A)	13,039	117
Mohawk Industries *(A)	2,166	96
Morningstar *(A)	900	36
NetFlix *(A)	1,800	226
New York Times, Cl A *(A)	4,824	35
Newell Rubbermaid (A)	10,365	156
News, Cl A	93,985	1,181
NIKE, Cl B (A)	14,748	1,033
Nordstrom	7,312	212
NVR *(A)	224	135
Office Depot *	14,189	48
Omnicom Group	12,944	453
O’Reilly Automotive *(A)	5,340	252
Panera Bread, Cl A *(A)	1,162	93
Penn National Gaming *	2,989	84
PetSmart (A)	4,873	155
Phillips-Van Heusen	2,300	105
Polo Ralph Lauren, Cl A	2,180	165
priceline.com *	2,000	583
Pulte Homes *(A)	15,545	125
RadioShack (A)	5,571	103
Regal Entertainment Group, Cl A	4,188	52
Ross Stores (A)	5,071	252
Royal Caribbean Cruises *(A)	5,900	145

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Scripps Networks Interactive, Cl A	4,072	$164
Sears Holdings *(A)	1,828	113
Service International	11,194	86
Signet Jewelers *	3,800	101
Sirius XM Radio *(A)	157,100	150
Stanley Black & Decker	6,693	359
Staples	29,564	525
Starbucks (A)	31,906	733
Starwood Hotels & Resorts Worldwide (A)	8,284	387
Strayer Education (A)	600	87
Target	30,385	1,555
Tempur-Pedic International *	2,700	72
Thomson Reuters	15,700	546
Thor Industries	1,900	44
Tiffany (A)	5,125	203
Time Warner	46,979	1,408
Time Warner Cable, Cl A	14,484	747
TJX	17,454	693
Toll Brothers *	6,051	105
Tractor Supply (A)	1,300	88
TRW Automotive Holdings *(A)	2,793	97
Tupperware Brands	2,400	95
Urban Outfitters *	4,920	149
VF	3,617	256
Viacom, Cl B	24,769	778
Virgin Media (A)	13,620	283
Walt Disney (A)	81,272	2,649
Washington Post, Cl B	257	93
Weight Watchers International (A)	1,662	47
Wendy’s, Cl A	11,100	43
Whirlpool (A)	3,287	244
Williams-Sonoma (A)	4,662	121
WMS Industries *	2,600	92
Wyndham Worldwide	6,968	162
Wynn Resorts	3,096	249
Yum! Brands	19,948	832

		49,034

Consumer Staples — 10.3%
Alberto-Culver, Cl B	3,687	114
Altria Group	86,168	1,923
Archer-Daniels-Midland	27,479	846
Avon Products	18,406	536
BJ’s Wholesale Club *	2,672	112
Brown-Forman, Cl B	4,418	271
Bunge (A)	5,600	297
Campbell Soup	7,778	290
Central European Distribution *	3,100	71
Church & Dwight	3,132	192
Clorox	5,903	383
Coca-Cola	88,320	4,939
Coca-Cola Enterprises	12,615	359
Colgate-Palmolive	20,275	1,497
ConAgra Foods	19,086	412
Constellation Brands, Cl A *	6,931	115
Corn Products International	2,900	99
Costco Wholesale (A)	18,081	1,022
CVS Caremark	56,252	1,519
Dean Foods *	8,087	83
Del Monte Foods	8,458	110
Dr. Pepper Snapple Group (A)	10,300	379

Description	Shares	Market Value ($ Thousands)

Energizer Holdings *	2,641	$166
Estee Lauder, Cl A	4,254	238
Flowers Foods (A)	2,700	70
General Mills	27,192	983
Green Mountain Coffee Roasters *(A)	5,100	157
Hansen Natural *	2,700	122
Herbalife	2,200	122
Hershey (A)	5,998	279
HJ Heinz (A)	13,637	631
Hormel Foods	3,339	144
JM Smucker	5,011	293
Kellogg	10,703	532
Kimberly-Clark	17,018	1,096
Kraft Foods, Cl A	66,315	1,986
Kroger	27,373	540
Lorillard	6,550	498
McCormick	5,593	223
Mead Johnson Nutrition, Cl A	8,586	448
Molson Coors Brewing, Cl B	5,462	238
NBTY *	2,600	142
PepsiCo	67,652	4,342
Philip Morris International	77,468	3,985
Procter & Gamble	120,674	7,201
Ralcorp Holdings *	2,600	155
Reynolds American	7,010	382
Safeway (A)	17,220	324
Sara Lee	28,251	408
Smithfield Foods *(A)	5,975	96
Supervalu	7,789	76
Sysco (A)	25,248	694
Tyson Foods, Cl A (A)	11,865	194
Walgreen (A)	40,225	1,081
Wal-Mart Stores	85,379	4,281
Whole Foods Market *(A)	5,752	200

		47,896

Energy — 10.3%
Alpha Natural Resources *	4,868	181
Anadarko Petroleum	20,240	931
Apache	15,059	1,353
Arch Coal	5,912	133
Atlas Energy *	3,000	82
Atwood Oceanics *	2,800	70
Baker Hughes	17,540	659
Cabot Oil & Gas (A)	4,000	111
Cameron International *	10,244	377
Chesapeake Energy	28,166	582
Chevron	84,102	6,237
Cimarex Energy (A)	3,500	229
Cobalt International Energy *	4,300	35
Comstock Resources *	2,400	52
Concho Resources *	3,700	216
ConocoPhillips	62,476	3,276
Consol Energy	9,644	311
Continental Resources *(A)	1,600	65
Core Laboratories	1,800	142
Denbury Resources *	15,524	229
Devon Energy	18,413	1,110
Diamond Offshore Drilling (A)	2,709	158
Dresser-Rand Group *	3,934	140
El Paso	29,503	336
EOG Resources (A)	10,345	899

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

EQT	6,066	$198
EXCO Resources	6,800	91
Exterran Holdings *(A)	2,900	64
Exxon Mobil	213,342	12,621
FMC Technologies *	5,360	332
Forest Oil *	4,914	128
Frontier Oil	4,600	54
Frontline	2,200	58
Halliburton	37,197	1,049
Helmerich & Payne (A)	3,850	143
Hess	12,412	624
Holly	2,000	52
Marathon Oil	29,076	887
Mariner Energy *(A)	3,500	80
Massey Energy	4,861	140
McDermott International *	9,500	122
Murphy Oil	8,054	431
Nabors Industries *	10,900	171
National Oilwell Varco	17,880	672
Newfield Exploration *	5,399	259
Noble Energy	7,462	521
Occidental Petroleum	33,954	2,481
Oceaneering International *	2,600	130
Oil States International *	1,700	70
Patterson-UTI Energy	5,232	77
Peabody Energy	11,374	487
PetroHawk Energy *	13,800	209
Pioneer Natural Resources (A)	4,844	280
Plains Exploration & Production *	6,491	155
Pride International *(A)	8,029	189
QEP Resources	7,346	213
Quicksilver Resources *	5,102	62
Range Resources	6,639	224
Rowan *(A)	5,386	139
SandRidge Energy *	17,900	72
Schlumberger (A)	56,766	3,027
SEACOR Holdings *	900	71
SM Energy	2,700	103
Southern Union	5,368	121
Southwestern Energy *	14,676	480
Spectra Energy (A)	27,909	568
Sunoco (A)	5,556	187
Superior Energy Services *	3,500	75
Teekay	2,100	51
Tesoro (A)	6,846	77
Tidewater	2,170	87
Ultra Petroleum *	6,200	242
Unit *	2,127	72
Valero Energy	23,236	366
Weatherford International *	31,000	462
Whiting Petroleum *(A)	1,900	161
Williams	24,746	449

		47,998

Financials — 15.9%
ACE (A)	14,300	765
Affiliated Managers Group *(A)	2,133	137
Aflac	19,256	910
Alexandria Real Estate Equities ‡(A)	2,000	139
Alleghany *	242	72
Allied World Assurance Holdings	1,800	91
Allstate	22,925	633

Description	Shares	Market Value ($ Thousands)

AMB Property ‡	6,644	$158
American Express	43,334	1,728
American Financial Group	4,214	121
American International Group *(A)	4,923	167
American National Insurance	222	17
AmeriCredit *(A)	2,072	50
Ameriprise Financial	10,800	471
Annaly Capital Management ‡(A)	26,611	462
AON (A)	11,550	419
Apartment Investment & Management, Cl A ‡(A)	4,399	90
Arch Capital Group *	2,300	183
Ares Capital	7,300	109
Arthur J Gallagher	4,804	119
Aspen Insurance Holdings	3,700	105
Associated Banc (A)	6,184	75
Assurant	5,193	190
Assured Guaranty	7,000	108
AvalonBay Communities ‡(A)	3,541	373
Axis Capital Holdings	5,100	157
Bancorpsouth (A)	3,600	46
Bank of America	419,818	5,227
Bank of Hawaii (A)	1,982	89
Bank of New York Mellon (A)	49,909	1,211
BB&T (A)	29,606	655
Berkshire Hathaway, Cl B *(A)	72,500	5,712
BlackRock, Cl A	1,485	211
BOK Financial (A)	775	35
Boston Properties ‡(A)	5,584	455
Brandywine Realty Trust ‡	6,600	72
BRE Properties ‡	2,920	119
Brown & Brown (A)	4,224	80
Camden Property Trust ‡	2,347	107
Capital One Financial (A)	19,525	739
CapitalSource	11,382	57
Capitol Federal Financial (A)	1,027	26
CB Richard Ellis Group, Cl A *(A)	10,717	176
Charles Schwab	40,085	511
Chimera Investment ‡(A)	32,100	126
Chubb	13,318	734
Cincinnati Financial (A)	6,786	181
CIT Group *	8,300	304
Citigroup *	879,145	3,270
City National (A)	1,638	79
CME Group, Cl A	2,774	688
CNA Financial *	1,700	44
Comerica (A)	7,853	270
Commerce Bancshares	3,218	115
CommonWealth REIT ‡	2,825	68
Corporate Office Properties Trust ‡(A)	2,800	101
Cullen/Frost Bankers	2,368	121
Developers Diversified Realty ‡	7,500	78
Digital Realty Trust ‡(A)	3,600	213
Discover Financial Services	23,789	345
Douglas Emmett ‡(A)	5,400	87
Duke Realty ‡	10,909	122
E*Trade Financial *	8,600	107
East West Bancorp	5,600	82
Eaton Vance (A)	5,310	138
Endurance Specialty Holdings (A)	2,200	81
Equity Residential ‡(A)	11,387	522

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Erie Indemnity, Cl A	1,119	$59
Essex Property Trust ‡	1,069	113
Everest Re Group	2,400	190
Federal Realty Investment Trust ‡(A)	2,796	222
Federated Investors, Cl B (A)	3,658	76
Fidelity National Financial, Cl A	10,604	154
Fifth Third Bancorp	33,982	376
First Citizens BancShares, Cl A	300	50
First Horizon National *(A)	11,321	114
First Niagara Financial Group	9,400	106
Forest City Enterprises, Cl A *(A)	5,142	58
Franklin Resources	6,303	608
Fulton Financial	8,095	67
General Growth Properties ‡	9,900	139
Genworth Financial, Cl A *	20,292	220
GLG Partners *(A)	10,000	45
Goldman Sachs Group	21,375	2,927
Greenhill (A)	1,500	106
Hanover Insurance Group	2,193	95
Hartford Financial Services Group	18,710	377
HCC Insurance Holdings	4,041	102
HCP ‡	12,074	425
Health Care REIT ‡	4,983	229
Hospitality Properties Trust ‡	5,966	117
Host Hotels & Resorts ‡(A)	26,140	343
Hudson City Bancorp	21,328	246
Huntington Bancshares (A)	28,934	153
Interactive Brokers Group, Cl A *(A)	2,200	36
IntercontinentalExchange *	3,100	296
Invesco	19,100	346
Janus Capital Group (A)	9,365	85
Jefferies Group (A)	5,414	122
Jones Lang LaSalle (A)	1,600	121
JPMorgan Chase	166,734	6,063
Keycorp (A)	35,495	262
Kimco Realty ‡	17,844	266
Lazard, Cl A	3,800	119
Legg Mason (A)	6,481	164
Leucadia National	8,420	180
Liberty Property Trust ‡	5,006	152
Lincoln National	13,388	313
Loews (A)	13,436	472
M&T Bank (A)	3,083	264
Macerich ‡(A)	5,711	237
Mack-Cali Realty ‡	3,798	117
Markel *(A)	450	147
Marsh & McLennan (A)	22,965	545
Marshall & Ilsley	21,260	139
MBIA *(A)	4,859	45
Mercury General	1,196	47
MetLife	27,209	1,023
Moody’s (A)	8,627	182
Morgan Stanley	57,678	1,424
MSCI, Cl A *	4,700	141
NASDAQ OMX Group *	6,700	120
Nationwide Health Properties ‡	4,700	181
New York Community Bancorp (A)	17,572	279
Northern Trust	10,405	480
NYSE Euronext	11,600	322
Old Republic International (A)	11,490	147

Description	Shares	Market Value ($ Thousands)

OneBeacon Insurance Group, Cl A	1,100	$14
PartnerRe	3,400	253
People’s United Financial (A)	16,934	216
Piedmont Office Realty Trust, Cl A ‡	2,700	50
Plum Creek Timber ‡(A)	6,721	232
PNC Financial Services Group	21,622	1,102
Popular *	48,330	124
Principal Financial Group	13,418	309
Progressive	28,880	572
ProLogis ‡(A)	18,888	205
Protective Life	3,509	66
Prudential Financial	19,063	964
Public Storage ‡	5,968	585
Raymond James Financial (A)	4,221	97
Rayonier ‡	3,503	166
Realty Income ‡(A)	4,600	150
Regency Centers ‡(A)	3,308	121
Regions Financial	49,887	321
Reinsurance Group of America, Cl A	3,199	140
RenaissanceRe Holdings (A)	2,300	131
SEI (B)	5,642	100
Senior Housing Properties Trust ‡	5,400	127
Simon Property Group ‡	11,981	1,084
SL Green Realty ‡	3,068	185
SLM *(A)	19,914	220
St. Joe *(A)	3,161	76
StanCorp Financial Group	2,042	73
State Street	21,394	751
SunTrust Banks	21,446	482
Symetra Financial	2,500	27
Synovus Financial (A)	38,472	79
T. Rowe Price Group (A)	10,480	459
Taubman Centers ‡(A)	2,200	91
TCF Financial (A)	6,301	90
TD Ameritrade Holding *(A)	9,545	139
TFS Financial	3,700	34
Torchmark (A)	3,750	185
Transatlantic Holdings	2,455	117
Travelers	20,144	987
UDR ‡	7,393	152
Unitrin	2,460	59
Unum Group	14,805	297
US Bancorp	79,243	1,648
Validus Holdings	2,600	66
Valley National Bancorp (A)	8,011	104
Ventas ‡(A)	6,944	351
Vornado Realty Trust ‡	6,836	554
Waddell & Reed Financial, Cl A	4,100	94
Washington Federal	4,063	58
Weingarten Realty Investors ‡(A)	4,467	90
Wells Fargo	203,966	4,803
Wesco Financial	41	15
White Mountains Insurance Group	347	105
Wilmington Trust	4,892	43
WR Berkley	5,014	132
XL Group, Cl A (A)	14,100	252
Zions Bancorporation (A)	7,602	140

		73,894

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Health Care — 11.5%
Abbott Laboratories	64,576	$3,186
Abraxis Bioscience *	340	25
Aetna	18,234	487
Alcon	3,000	487
Alere *(A)	3,600	101
Alexion Pharmaceuticals *	3,600	203
Allergan	12,996	798
Allscripts-Misys Healthcare Solutions *(A)	5,600	93
AmerisourceBergen	11,824	323
Amgen *	39,667	2,025
Amylin Pharmaceuticals *(A)	5,400	111
Baxter International	24,475	1,042
Beckman Coulter	3,212	147
Becton Dickinson	10,044	685
Biogen Idec *	10,400	560
BioMarin Pharmaceutical *(A)	5,200	105
Bio-Rad Laboratories, Cl A *	1,000	83
Boston Scientific *(A)	63,739	331
Bristol-Myers Squibb	71,061	1,853
Brookdale Senior Living *	2,500	34
C.R. Bard	3,985	306
Cardinal Health	15,329	459
CareFusion *	7,264	157
Celgene *	18,892	973
Cephalon *(A)	3,348	190
Cerner *(A)	3,074	224
Charles River Laboratories International *(A)	2,843	80
CIGNA	12,055	388
Community Health Systems *	4,062	106
Cooper (A)	2,304	93
Covance *(A)	3,036	115
Coventry Health Care *	5,462	106
Covidien	20,400	721
DaVita *	4,008	259
Dendreon *(A)	5,900	211
Dentsply International	5,698	158
Edwards Lifesciences *	5,014	289
Eli Lilly (A)	41,961	1,408
Emdeon, Cl A *	1,900	19
Emergency Medical Services, Cl A *	1,000	48
Endo Pharmaceuticals Holdings *	4,497	122
Express Scripts *	22,444	956
Forest Laboratories *	11,273	308
Gen-Probe *	2,227	100
Genzyme *(A)	11,353	796
Gilead Sciences *	35,050	1,117
Health Management Associates, Cl A *(A)	12,422	78
Health Net *	4,702	112
Henry Schein *	4,184	221
Hill-Rom Holdings	2,724	87
Hologic *	12,000	170
Hospira *	6,981	358
Human Genome Sciences *	7,600	221
Humana *	7,075	338
Idexx Laboratories *(A)	2,252	124
Illumina *(A)	4,800	206
Intuitive Surgical *(A)	1,600	424

Description	Shares	Market Value ($ Thousands)

Johnson & Johnson	115,609	$6,592
Kinetic Concepts *	3,113	99
King Pharmaceuticals *	12,426	108
Laboratory Corp of America Holdings *	4,411	320
Life Technologies *	7,670	328
LifePoint Hospitals *	2,376	72
Lincare Holdings (A)	4,540	105
McKesson	11,566	671
Medco Health Solutions *	18,620	810
Mednax *	2,000	93
Medtronic	45,485	1,432
Merck	130,443	4,587
Mettler Toledo International *	1,536	170
Mylan Laboratories *(A)	11,819	203
Myriad Genetics *	4,500	70
Omnicare	5,431	104
Patterson	4,783	121
PerkinElmer	4,334	91
Perrigo	3,200	182
Pfizer	338,180	5,387
Pharmaceutical Product Development	4,084	94
Quest Diagnostics	6,344	276
Regeneron Pharmaceuticals *	2,300	51
ResMed *	6,710	202
St. Jude Medical *	13,846	479
Stryker	13,604	588
SXC Health Solutions *	1,100	86
Talecris Biotherapeutics Holdings *	2,700	59
Techne	1,541	89
Teleflex (A)	1,340	65
Tenet Healthcare *(A)	23,094	91
Thermo Fisher Scientific *	16,725	705
Thoratec *(A)	2,100	68
United Therapeutics *	2,200	102
UnitedHealth Group	46,829	1,485
Universal Health Services, Cl B	3,476	109
Valeant Pharmaceuticals International *(A)	2,700	156
Varian Medical Systems *(A)	5,230	278
VCA Antech *	3,539	70
Vertex Pharmaceuticals *(A)	7,900	263
Warner Chilcott, Cl A *	3,300	94
Waters *	3,872	234
Watson Pharmaceuticals *	4,918	212
WellPoint *	17,431	866
Zimmer Holdings *	8,525	402

		53,396

Industrials — 10.5%
3M (A)	29,546	2,321
Aecom Technology *	4,800	108
AGCO *(A)	3,400	112
Alexander & Baldwin (A)	1,782	60
Alliant Techsystems *(A)	1,636	108
Ametek	4,147	178
AMR *(A)	12,086	74
Armstrong World Industries *	700	28
Avery Dennison	4,210	137
Babcock & Wilcox *	4,750	106
BE Aerospace *	3,400	92

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Boeing	31,391	$1,919
Bucyrus International, Cl A	3,000	173
C.H. Robinson Worldwide (A)	7,086	461
Carlisle	2,666	75
Caterpillar	25,988	1,693
Chicago Bridge & Iron *	3,700	80
Cintas (A)	6,157	157
CNH Global *	1,600	45
Continental Airlines, Cl B *(A)	5,100	114
Con-way (A)	2,223	58
Cooper Industries, Cl A	6,900	290
Copa Holdings, Cl A	1,600	78
Copart *	3,213	106
Corrections of America *(A)	5,600	125
Covanta Holding	6,200	89
Crane	2,400	81
CSX	15,932	795
Cummins (A)	8,512	633
Danaher	21,702	788
Deere	17,418	1,102
Delta Air Lines *(A)	34,500	361
Donaldson	2,972	125
Dover	7,857	352
Dun & Bradstreet	1,956	129
Eaton	7,126	495
Emerson Electric	31,120	1,452
Equifax	4,856	143
Expeditors International Washington (A)	8,848	350
Fastenal (A)	5,862	265
FedEx	12,844	1,002
Flowserve	2,200	197
Fluor	7,508	335
FTI Consulting *	2,400	79
Gardner Denver	2,300	110
GATX (A)	2,100	57
General Cable *	2,500	56
General Dynamics	14,172	792
General Electric	447,323	6,477
Goodrich	4,992	342
Graco	2,624	73
Harsco	3,470	69
Hertz Global Holdings *(A)	9,400	80
Honeywell International	31,590	1,235
Hubbell, Cl B	2,892	130
IDEX	3,593	107
IHS, Cl A *	2,200	136
Illinois Tool Works	17,980	742
Ingersoll-Rand	13,400	436
Iron Mountain	7,363	149
ITT	7,702	327
Jacobs Engineering Group *	5,102	177
JB Hunt Transport Services (A)	3,972	130
Joy Global	4,633	263
Kansas City Southern *	4,500	151
KAR Auction Services *	2,100	25
KBR	7,284	169
Kennametal	2,700	68
Kirby *	2,300	85
L-3 Communications Holdings, Cl 3	4,977	331
Landstar System (A)	2,165	78
Lennox International	2,300	97

Description	Shares	Market Value ($ Thousands)

Lincoln Electric Holdings	1,500	$74
Lockheed Martin	12,629	878
Manitowoc	5,700	52
Manpower	3,684	157
Masco (A)	14,409	151
MSC Industrial Direct, Cl A	2,120	94
Navistar International *	3,000	126
Norfolk Southern	15,133	812
Northrop Grumman	12,878	697
Oshkosh Truck *	4,259	106
Owens Corning *	5,100	139
Paccar (A)	15,570	638
Pall	4,545	155
Parker Hannifin	6,804	403
Pentair	3,861	116
Pitney Bowes (A)	8,385	161
Precision Castparts	5,746	650
Quanta Services *	9,200	165
Raytheon	15,468	679
Regal-Beloit	1,400	77
Republic Services, Cl A	13,642	402
Robert Half International (A)	6,876	148
Rockwell Automation	5,804	297
Rockwell Collins	6,562	354
Roper Industries	4,200	244
RR Donnelley & Sons	9,677	147
Ryder System	2,106	81
Shaw Group *	3,300	107
Snap-On	2,091	86
Southwest Airlines	31,220	345
Spirit Aerosystems Holdings, Cl A *	4,700	91
SPX	2,211	124
Stericycle *(A)	3,826	251
Terex *	3,548	65
Textron (A)	11,222	192
Thomas & Betts *	1,967	73
Timken	3,060	100
Toro (A)	1,560	78
Towers Watson, Cl A	1,500	68
TransDigm Group	2,000	116
Trinity Industries (A)	3,500	60
Tyco International (A)	21,600	805
UAL *(A)	6,700	142
Union Pacific	20,916	1,526
United Parcel Service, Cl B	29,541	1,885
United Technologies	39,266	2,560
URS *	3,300	118
USG *(A)	2,298	28
UTi Worldwide	5,100	71
Valmont Industries	1,000	67
Verisk Analytics, Cl A *	4,500	125
WABCO Holdings *	2,424	86
Wabtec	2,400	102
Waste Connections *	2,900	110
Waste Management (A)	20,594	681
WESCO International *	2,000	65
WW Grainger	2,681	284

		48,777

Information Technology — 17.5%
Accenture, Cl A	25,100	919
Activision Blizzard	21,756	233

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Adobe Systems *	22,402	$622
Advanced Micro Devices *(A)	26,734	150
Agilent Technologies *	14,664	396
Akamai Technologies *	7,218	332
Alliance Data Systems *(A)	2,012	113
Altera (A)	12,573	310
Amdocs *	8,900	233
Amphenol, Cl A	7,592	309
Analog Devices	12,512	349
Ansys *	4,100	159
AOL *	5,034	112
Apple *	38,123	9,278
Applied Materials	57,355	596
Arrow Electronics *	4,589	105
Atheros Communications *	2,600	64
Atmel *	18,900	110
Autodesk *	9,937	276
Automatic Data Processing	21,492	830
Avago Technologies *	4,000	81
Avnet *	6,110	140
AVX	1,424	18
BMC Software *	7,689	277
Broadcom, Cl A	21,168	634
Broadridge Financial Solutions	5,173	110
Brocade Communications Systems *	22,200	111
CA	16,238	292
Cadence Design Systems *	13,063	89
Ciena *(A)	4,114	51
Cisco Systems *	239,427	4,801
Citrix Systems *	7,787	451
Cognizant Technology Solutions, Cl A *	12,788	737
CommScope *	3,700	69
Computer Sciences	6,464	257
Compuware *	11,951	86
Convergys *	5,569	56
CoreLogic	4,584	79
Corning	64,158	1,006
Cree *(A)	4,422	237
Cypress Semiconductor *(A)	7,200	76
Dell *	69,643	820
Diebold	2,729	71
Dolby Laboratories, Cl A *(A)	2,143	119
DST Systems	1,695	69
eBay *	47,111	1,095
EchoStar, Cl A *	2,132	40
Electronic Arts *	13,465	205
EMC *	84,964	1,550
Equinix *(A)	2,000	182
F5 Networks *	3,238	283
Factset Research Systems (A)	1,800	132
Fairchild Semiconductor International, Cl A *	6,600	51
Fidelity National Information Services	10,990	284
First Solar *(A)	2,200	281
Fiserv *	6,369	319
FLIR Systems *	6,800	171
Gartner *	2,600	75
Genpact *	3,100	43
Global Payments	3,734	141
Google, Cl A *	10,144	4,565

Description	Shares	Market Value ($ Thousands)

Harris (A)	5,389	$227
Hewitt Associates, Cl A *	3,863	187
Hewlett-Packard	97,601	3,756
IAC *	3,532	88
Informatica *(A)	3,500	113
Ingram Micro, Cl A *	7,023	106
Intel	231,558	4,103
International Business Machines	53,698	6,617
International Rectifier *	3,355	62
Intersil, Cl A (A)	5,361	54
Intuit *	11,986	513
Itron *	1,900	103
Jabil Circuit	6,674	68
JDS Uniphase *	10,640	98
Juniper Networks *(A)	22,325	607
Kla-Tencor	6,509	182
Lam Research *	4,991	180
Lender Processing Services	3,614	106
Lexmark International, Cl A *	2,986	104
Linear Technology (A)	9,257	265
LSI *	24,748	100
Marvell Technology Group *	23,700	378
Mastercard, Cl A (A)	4,000	793
Maxim Integrated Products (A)	13,400	213
McAfee *	6,373	300
MEMC Electronic Materials *(A)	10,338	106
Microchip Technology (A)	7,022	194
Micron Technology *(A)	37,816	244
Micros Systems *	3,600	137
Microsoft	320,900	7,535
Molex (A)	6,370	112
Monster Worldwide *(A)	5,218	58
Motorola *	98,934	745
National Instruments	2,536	73
National Semiconductor	9,056	114
NCR *	6,689	86
NetApp *	14,655	593
NeuStar, Cl A *	3,900	86
Novell *	15,326	86
Novellus Systems *(A)	4,377	102
Nuance Communications *	9,100	134
Nvidia *(A)	26,056	243
ON Semiconductor *(A)	19,200	119
Oracle	158,367	3,465
Paychex (A)	13,507	336
PMC - Sierra *	12,100	84
Polycom *	3,300	94
QLogic *	3,880	58
Qualcomm	68,050	2,607
Rambus *	4,500	80
Red Hat *(A)	7,327	253
Rovi *	3,800	165
SAIC *(A)	12,900	192
Salesforce.com *(A)	4,838	532
SanDisk *(A)	9,743	324
Seagate Technology *	21,600	219
Silicon Laboratories *(A)	2,200	84
Skyworks Solutions *	6,800	121
Solera Holdings	2,600	103
SunPower, Cl A *	4,400	48
Symantec *	34,248	467
Synopsys *	6,882	157
Tech Data *	2,250	81

7	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Tellabs (A)	17,289	$123
Teradata *	6,889	225
Teradyne *(A)	8,863	80
Texas Instruments	50,308	1,159
Total System Services (A)	5,591	79
Trimble Navigation *(A)	4,814	135
Varian Semiconductor Equipment Associates *	3,200	79
VeriSign *(A)	7,485	218
Visa, Cl A	19,200	1,324
Vishay Intertechnology *	9,550	73
Vishay Precision Group *	682	10
VistaPrint *(A)	1,600	49
VMware, Cl A *(A)	3,100	244
WebMD Health, Cl A *(A)	2,422	123
Western Digital *	9,530	230
Western Union	28,728	451
Xerox	58,996	498
Xilinx (A)	11,457	277
Yahoo! *	56,481	739
Zebra Technologies, Cl A *	3,025	86

		81,412

Materials — 4.0%
Air Products & Chemicals	8,594	636
Airgas	4,015	264
AK Steel Holding	5,300	68
Albemarle	3,544	142
Alcoa (A)	43,202	441
Allegheny Technologies (A)	3,897	159
Aptargroup	2,600	108
Ashland	3,476	162
Ball	3,775	212
Bemis	4,774	138
Cabot	3,373	96
Carpenter Technology	2,300	71
Celanese, Cl A	6,283	168
CF Industries Holdings	2,866	265
Cliffs Natural Resources	5,800	355
Commercial Metals (A)	4,900	64
Compass Minerals International (A)	1,600	115
Crown Holdings *	7,451	208
Cytec Industries	2,381	113
Domtar	1,500	90
Dow Chemical (A)	47,570	1,159
E.I. Du Pont de Nemours (A)	37,392	1,524
Eagle Materials	2,000	46
Eastman Chemical	2,942	181
Ecolab	9,891	469
FMC	2,860	178
Freeport-McMoRan Copper & Gold, Cl B	19,412	1,397
Greif, Cl A	1,500	85
Huntsman	8,329	76
International Flavors & Fragrances	3,191	146
International Paper	18,755	384
Intrepid Potash *(A)	1,500	34
Lubrizol	2,834	264
Martin Marietta Materials(A)	1,963	144
MeadWestvaco	6,658	145
Monsanto	22,450	1,182

Description	Shares	Market Value ($ Thousands)

Mosaic	6,578	$386
Nalco Holding	5,017	114
Newmont Mining	19,533	1,198
Nucor (A)	13,590	500
Owens-Illinois *(A)	6,491	163
Packaging of America	4,599	102
Pactiv *	6,183	198
PPG Industries	7,023	462
Praxair (A)	12,525	1,078
Reliance Steel & Aluminum	2,900	108
Royal Gold (A)	2,200	108
RPM International	6,269	106
Schnitzer Steel Industries, Cl A	1,000	44
Scotts Miracle-Gro, Cl A	1,606	76
Sealed Air	6,068	124
Sherwin-Williams (A)	3,737	263
Sigma-Aldrich	5,048	268
Sonoco Products	3,946	124
Southern Copper	6,448	195
Steel Dynamics	10,100	138
Temple-Inland	5,375	86
Titanium Metals *(A)	3,358	61
United States Steel (A)	5,583	237
Valspar	4,764	144
Vulcan Materials (A)	5,757	211
Walter Industries	2,400	173
Weyerhaeuser (A)	22,378	351

		18,307

Telecommunication Services — 3.1%
American Tower, Cl A *	17,222	807
AT&T	247,633	6,693
CenturyLink (A)	12,675	458
Clearwire, Cl A *(A)	8,300	53
Crown Castle International *	12,396	510
Frontier Communications (A)	42,295	327
Leap Wireless International *	2,900	30
Level 3 Communications *(A)	84,300	87
MetroPCS Communications *(A)	11,800	105
NII Holdings *(A)	6,720	244
Qwest Communications International (A)	73,796	417
SBA Communications, Cl A *(A)	5,300	190
Sprint Nextel *	119,044	486
Telephone & Data Systems	4,102	118
tw telecom, Cl A *	7,400	130
US Cellular *	831	35
Verizon Communications	118,315	3,491
Windstream	20,347	235

		14,416

Utilities — 3.9%
AES *	27,724	284
AGL Resources	3,047	112
Allegheny Energy	7,566	171
Alliant Energy	5,176	181
Ameren	9,790	275
American Electric Power	20,450	724
American Water Works	7,000	158
Aqua America (A)	4,977	99
Atmos Energy	3,491	99
Calpine *	14,900	189

8	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2010

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Centerpoint Energy	16,115	$238
CMS Energy (A)	9,142	160
Consolidated Edison (A)	11,916	566
Constellation Energy Group	8,358	245
Dominion Resources (A)	24,412	1,044
DPL	5,446	138
DTE Energy	7,264	340
Duke Energy	53,719	923
Edison International	13,979	472
Energen	2,737	117
Entergy	7,698	607
Exelon	27,129	1,105
FirstEnergy (A)	12,881	470
Great Plains Energy	6,471	120
Hawaiian Electric Industries (A)	3,746	90
Integrys Energy Group (A)	2,802	136
ITC Holdings	2,400	139
MDU Resources Group	8,621	162
Mirant *	6,461	63
National Fuel Gas	3,289	141
NextEra Energy	16,973	912
NiSource	12,821	222
Northeast Utilities	7,907	229
NRG Energy *(A)	10,500	213
NSTAR (A)	3,928	150
NV Energy	10,800	138
OGE Energy	4,568	178
Oneok	4,029	173
Ormat Technologies (A)	1,000	28
Pepco Holdings	10,044	180
PG&E	15,818	740
Pinnacle West Capital	4,792	191
PPL	20,726	563
Progress Energy	12,161	522
Public Service Enterprise Group	21,552	689
Questar	7,346	119
RRI Energy *(A)	14,659	51
SCANA	4,420	173
Sempra Energy	10,523	536
Southern	33,903	1,244
TECO Energy (A)	8,400	142
UGI	4,850	134
Vectren	3,491	86
Westar Energy	5,300	127
Wisconsin Energy	4,849	270
Xcel Energy	19,281	430
		18,008
Total Common Stock (Cost $372,158) ($ Thousands)		453,138

U.S. TREASURY OBLIGATIONS (C)(D) —0.3%
U.S. Treasury Bills
0.115%, 10/14/10	$828	828
0.162%, 09/23/10	400	400
Total U.S. Treasury Obligations (Cost $1,228) ($ Thousands)		1,228

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP —12.9%
SEI Liquidity Fund, L.P.,
0.250%**†(E)	60,418,561	$59,697

Total Affiliated Partnership (Cost $60,418) ($ Thousands)		59,697

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.200%**†	8,923,868	8,924
Total Cash Equivalent (Cost $8,924) ($ Thousands)		8,924

Total Investments — 112.7% (Cost $442,728) ($ Thousands)††		$522,987

A summary of the open futures contracts held by the Fund at August 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	210	Sep-2010	$(46)
S&P Mid 400 Index E-MINI	16	Sep-2010	12
			$(34)

For the period ended August 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $464,106 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

††	At August 31, 2010, the tax basis cost of the Fund’s investments was $442,728 ($ Thousands), and the unrealized appreciation and depreciation were $112,491 ($ Thousands) and $(32,232) ($ Thousands), respectively.

(A)	This security or a partial position of this security is on loan at August 31, 2010. The total value of securities on loan at August 31, 2010 was $58,933 ($ Thousands).

(B)	The Fund may purchase securities of certain companies with which it is affiliated to the extend these companies are represented in its benchmark index.

(C)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(E)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2010 was $59,697 ($ Thousands).

9	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Large Cap Index Fund

August 31, 2010

Cl — Class

L.P. — Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

Ser — Series

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$453,138	$—	$—	$453,138
U.S. Treasury Obligations	—	1,228	—	1,228
Affiliated Partnership	—	59,697	—	59,697
Cash Equivalent	8,924	—	—	8,924

Total Investments in Securities	$462,062	$60,925	$—	$522,987

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(34)	$—	$—	$(34)

Total Other Financial Instruments	$(34)	$—	$—	$(34)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended August 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

10	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.5%

Consumer Discretionary — 12.8%
Aaron’s	30,400	$495
Abercrombie & Fitch, Cl A (A)	14,628	506
American Eagle Outfitters	40,100	507
American Greetings, Cl A (A)	105,000	2,026
American Public Education *(A)	141,467	3,516
America’s Car-Mart *	28,900	723
Amerigon *(A)	57,516	595
Ameristar Casinos (A)	53,900	885
AnnTaylor Stores *	75,062	1,151
Arctic Cat *(A)	54,500	381
Asbury Automotive Group *	3,700	44
Ascent Media, Cl A *	2,100	56
Barnes & Noble	7,600	115
Beazer Homes USA *(A)	79,300	274
Belo, Cl A *	205,357	1,074
Big Lots *(A)	31,100	972
Bluegreen *	7,525	19
Blyth (A)	16,731	638
Bob Evans Farms	24,900	636
Boyd Gaming *(A)	36,700	255
Bridgepoint Education *(A)	2,100	27
Brinker International	54,300	855
Brown Shoe	93,700	986
Brunswick (A)	99,600	1,266
Buckle	10,500	251
Buffalo Wild Wings *	41,128	1,720
Cabela’s *(A)	161,250	2,512
California Pizza Kitchen *	48,200	740
Callaway Golf (A)	103,268	645
Capella Education *(A)	27,148	1,699
Career Education *(A)	88,480	1,551
Carter’s *	50,500	1,128
Casual Male Retail Group *	173,800	558
Cato, Cl A (A)	168,937	3,877
Century Casinos *	9,107	18
Cheesecake Factory *(A)	13,100	293
Chico’s FAS	18,300	151
Childrens Place Retail Stores *(A)	5,600	244
Christopher & Banks	79,929	515
Cinemark Holdings	21,000	307
Citi Trends *	1,400	32
Collective Brands *(A)	19,300	250
Cooper Tire & Rubber (A)	136,881	2,216
Core-Mark Holding *	1,700	44
Corinthian Colleges *(A)	97,300	475
Cracker Barrel Old Country Store (A)	45,424	2,026
CROCS *	155,725	1,947
CSS Industries	17,600	272
Dana Holdings *	90,401	927
Deckers Outdoor *(A)	10,200	443
Denny’s * (A)	71,300	170
Dick’s Sporting Goods *(A)	55,867	1,367
Dillard’s, Cl A (A)	37,000	809
DineEquity *	9,900	316
Domino’s Pizza *	34,700	445
Dress Barn *	12,100	252
Drew Industries *	7,300	140
DSW, Cl A * (A)	95,000	2,256
Eastman Kodak *(A)	433,700	1,513

Description	Shares	Market Value ($ Thousands)

Entercom Communications, Cl A *(A)	18,400	$101
Ethan Allen Interiors (A)	44,693	603
EW Scripps, Cl A *	32,400	220
Exide Technologies *	75,200	315
Finish Line, Cl A (A)	195,574	2,582
Foot Locker	120,400	1,413
Fred’s, Cl A (A)	81,900	903
Furniture Brands International *	34,408	160
Gaylord Entertainment *(A)	9,100	238
Genesco *	3,700	93
Gordmans Stores *	22,035	236
Grand Canyon Education *(A)	69,453	1,187
Gymboree *(A)	4,900	184
Harte-Hanks (A)	45,000	460
Helen of Troy *	20,800	463
hhgregg *(A)	30,510	577
Hibbett Sports *	43,092	999
Hillenbrand	40,035	762
HOT Topic	271,900	1,411
HSN *(A)	16,100	423
Iconix Brand Group *	221,885	3,381
International Speedway, Cl A	24,285	556
J Crew Group *	60,905	1,857
Jack in the Box *(A)	74,400	1,501
Jackson Hewitt Tax Service *(A)	102,900	80
Jakks Pacific *(A)	40,500	603
Jarden	87,865	2,367
Jo-Ann Stores *	31,604	1,285
Jones Apparel Group	82,800	1,274
Jos. A. Bank Clothiers *(A)	10,950	400
Journal Communications, Cl A *	152,400	603
K12 *(A)	71,013	1,643
Kirkland’s *	71,400	815
Lakeland Industries *	73,784	697
La-Z-Boy, Cl Z *(A)	48,000	322
Leggett & Platt	14,700	282
Lennar, Cl A	36,300	478
Libbey *	80,400	902
Liberty Media - Starz, Ser A *	2,800	167
Life Time Fitness *(A)	106,148	3,606
Lifetime Brands *	25,600	349
Lincoln Educational Services *	79,700	870
Live Nation *	167,447	1,447
Liz Claiborne *(A)	90,300	379
Matthews International, Cl A	62,100	1,956
MDC Partners, Cl A	295,900	3,456
Men’s Wearhouse (A)	30,966	597
Meredith (A)	72,100	2,110
Meritage Homes *	76,895	1,373
Monro Muffler	7,300	306
Morningstar *	6,800	275
Movado Group *	2,700	27
National CineMedia	114,122	1,813
New Frontier Media *	229,662	427
NutriSystem	22,600	397
NVR *	2,000	1,208
O’Charleys *	27,900	154
OfficeMax *	34,060	332
Oxford Industries	28,000	552
Papa John’s International *	12,600	300
Peet’s Coffee & Tea *(A)	18,189	624
Penske Auto Group *	23,500	282

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)
PEP Boys-Manny Moe & Jack	5,900	$53
PetSmart	50,455	1,609
PF Chang’s China Bistro (A)	33,950	1,453
Pinnacle Entertainment *	139,457	1,367
Polaris Industries	14,900	795
Pool	20,100	371
Pre-Paid Legal Services *(A)	18,700	1,022
Princeton Review *	21,119	40
Quiksilver *	20,400	73
RadioShack (A)	66,100	1,222
RC2 *	3,800	70
Red Robin Gourmet Burgers *(A)	44,100	817
Regal Entertainment Group, Cl A	64,400	793
Regis (A)	121,151	2,032
Rent-A-Center, Cl A (A)	142,800	2,867
Retail Ventures *	20,400	172
Ruby Tuesday *	73,100	673
Ryland Group (A)	29,300	472
Saks *	328,150	2,589
Scholastic (A)	106,041	2,485
Scientific Games, Cl A *	31,700	324
Sealy *	45,100	107
Service International	44,099	339
Shoe Carnival *	23,691	392
Shutterfly *(A)	37,600	836
Sinclair Broadcast Group, Cl A *	39,677	237
Skechers U.S.A., Cl A *	19,700	502
Sotheby’s	36,493	971
Spartan Motors	23,200	90
Spectrum Group International *	9,759	20
Stage Stores	140,400	1,567
Steiner Leisure *(A)	57,300	2,040
Stewart Enterprises, Cl A	93,104	443
Stoneridge *	24,200	209
Sturm Ruger (A)	117,000	1,506
Superior Industries International	10,600	155
SuperMedia *	4,400	40
Systemax	12,200	144
Talbots *	384,095	3,833
Tempur-Pedic International *	69,314	1,858
Tenneco *	98,968	2,446
Tesla Motors *(A)	41,400	813
Texas Roadhouse, Cl A *	22,300	296
Timberland, Cl A *	72,300	1,162
Tractor Supply (A)	29,595	2,012
True Religion Apparel *	69,410	1,220
Tupperware Brands	8,300	327
Ulta Salon Cosmetics & Fragrance *	9,100	206
Under Armour, Cl A *	29,850	1,071
Universal Technical Institute	20,400	315
Valassis Communications *	9,400	276
Volcom *	14,700	229
Warnaco Group *	1,800	75
Wendy’s, Cl A	192,817	750
Winnebago Industries *	15,300	131
Wolverine World Wide	26,400	667
World Wrestling Entertainment,
Cl A (A)	26,600	373
Zumiez *	123,550	1,837

		156,288

Description	Shares	Market Value ($ Thousands)

Consumer Staples — 2.8%
American Oriental
Bioengineering *(A)	50,200	$114
Andersons (A)	55,800	1,999
BJ’s Wholesale Club *	7,406	311
Cal-Maine Foods (A)	39,400	1,169
Casey’s General Stores	32,800	1,234
Central Garden and Pet *	35,415	327
Central Garden and Pet, Cl A *	34,766	325
China-Biotics *(A)	78,100	1,008
Chiquita Brands International *(A)	301,796	3,791
Corn Products International	19,797	676
Cosan Industria e Comercio (Brazil)	83,300	1,076
Darling International *	32,400	244
Dean Foods *(A)	100,197	1,025
Del Monte Foods	259,567	3,385
Dole Food *(A)	42,264	365
Elizabeth Arden *	12,500	205
Flowers Foods	15,500	401
Fresh Del Monte Produce *(A)	70,200	1,542
Herbalife	11,729	652
Ingles Markets, Cl A	25,700	380
Kulim Malaysia	446,900	1,203
Lancaster Colony (A)	18,900	861
Mead Johnson Nutrition, Cl A	4,500	235
Nash Finch (A)	19,200	754
Pantry *	55,123	1,037
Prestige Brands Holdings *	122,505	906
Pricesmart	9,200	237
Ruddick (A)	68,796	2,227
Sanderson Farms (A)	19,700	847
Saskatchewan Wheat Pool, Cl Common Subscription *	139,100	1,096
Seneca Foods, Cl A *	4,200	105
United Natural Foods *	15,400	535
Universal	66,000	2,354
Vector Group	32,781	624
Village Super Market, Cl A	6,600	171
Weis Markets (A)	13,300	468
Winn-Dixie Stores *	108,762	714

		34,603

Energy — 5.9%
Allis-Chalmers Energy *(A)	115,188	446
Alon USA Energy (A)	26,200	142
Approach Resources *	145,000	1,261
Atwood Oceanics *	50,500	1,267
Berry Petroleum, Cl A (A)	94,648	2,570
BPZ Resources *(A)	237,600	939
Brigham Exploration *	44,800	686
Cal Dive International *(A)	370,037	1,691
CARBO Ceramics	9,800	742
Clayton Williams Energy *(A)	800	37
Cloud Peak Energy *(A)	15,800	250
Complete Production Services *	38,200	674
Comstock Resources *(A)	266,153	5,794
CVR Energy *	172,673	1,229
Delek US Holdings	20,134	135
DHT Maritime (A)	41,900	162

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)
Dresser-Rand Group *	35,260	$1,252
Energy Partners *	11,600	127
Energy XXI Bermuda *(A)	46,445	928
Exterran Holdings *	28,357	628
Forest Oil *(A)	61,600	1,609
Frontier Oil (A)	43,602	511
Frontline	31,000	821
GeoMet *	214,366	197
Global Geophysical Services *	27,400	162
Global Industries *(A)	27,500	126
GMX Resources *	74,000	315
Goodrich Petroleum *(A)	427,814	5,681
Gulfmark Offshore, Cl A *(A)	16,300	439
Helix Energy Solutions Group *	22,800	207
Holly (A)	60,800	1,581
Hornbeck Offshore Services *(A)	32,100	507
Houston American Energy	6,800	61
Key Energy Services *	87,350	700
Kinder Morgan Escrow *(I)	58,213	—
Knightsbridge Tankers (A)	48,100	842
L&L Energy *	15,000	126
Matrix Service *	75,200	640
Newpark Resources *	30,300	265
Nordic American Tanker Shipping	39,100	1,035
Northern Oil And Gas *(A)	74,800	1,050
Oasis Petroleum *	27,949	460
Oilsands Quest *(A)	1,828,200	896
Oilsands Quest Private Placement *	144,700	71
Overseas Shipholding Group (A)	47,300	1,523
Parker Drilling *(A)	213,300	774
Patterson-UTI Energy (A)	118,600	1,751
Penn Virginia	5,800	81
PetroHawk Energy *	270,882	4,096
Petroquest Energy *(A)	51,300	307
Quicksilver Resources *	222,809	2,718
Scorpio Tankers *	317,002	3,430
SEACOR Holdings *(A)	9,400	739
Seahawk Drilling *(A)	26,200	189
Ship Finance International (A)	55,300	968
StealthGas *	112,100	527
Stone Energy *	38,300	433
Superior Energy Services *	65,100	1,400
Swift Energy *(A)	75,197	2,027
Teekay	32,400	788
Tesoro (A)	76,500	859
Tetra Technologies *	47,100	395
Tidewater	23,016	922
USEC *(A)	338,200	1,590
Vaalco Energy *(A)	167,800	955
Vantage Drilling *(A)	830,568	1,121
W&T Offshore (A)	151,000	1,365
Willbros Group *(A)	105,159	823
World Fuel Services	125,731	3,211

		72,254

Financials — 20.3%
Acadia Realty Trust ‡	8,600	154
Advance America Cash Advance Centers	114,900	385
Affiliated Managers Group *	44,766	2,874
Alexander’s ‡	500	152

Description	Shares	Market Value ($ Thousands)
Allied World Assurance Holdings	27,100	$1,365
Alterra Capital Holdings (A)	131,200	2,432
AMB Property ‡(A)	70,450	1,676
American Campus Communities ‡(A)	52,400	1,561
American Capital *(A)	126,217	640
American Capital Agency ‡(A)	10,600	289
American Equity Investment Life Holding	61,400	583
American Physicians Capital (A)	34,299	1,418
Amtrust Financial Services (A)	56,600	773
Anworth Mortgage Asset ‡(A)	250,009	1,703
Apartment Investment &
Management, Cl A ‡(A)	80,764	1,651
Apollo Investments *	78,338	750
Ares Capital	4,550	68
Argo Group International Holdings	24,900	759
Ashford Hospitality Trust ‡*	92,500	743
Aspen Insurance Holdings	102,900	2,922
Associated Banc (A)	93,300	1,125
Associated Estates Realty ‡	3,200	43
Assured Guaranty	47,100	728
Astoria Financial (A)	93,200	1,124
AvalonBay Communities ‡	13,583	1,429
Banco Latinoamericano de Comercio Exterior, Cl E	74,200	942
Bancorp Rhode Island	39,177	1,113
Bancorpsouth (A)	93,730	1,195
Bank Mutual	38,800	197
Bank of Hawaii (A)	24,700	1,103
Bank of the Ozarks (A)	14,800	544
BGC Partners, Cl A	25,200	130
BioMed Realty Trust ‡(A)	43,500	743
BlackRock Kelso Capital (A)	31,300	338
Boston Private Financial Holdings (A)	210,958	1,323
Boston Properties ‡(A)	37,050	3,016
Brandywine Realty Trust ‡	93,200	1,024
Brasil Brokers Participacoes	248,300	934
Brookline Bancorp	9,400	88
Calamos Asset Management, Cl A	21,022	199
Camden National	10,600	323
CapitalSource	588,596	2,972
Capstead Mortgage ‡(A)	250,100	2,906
Cardinal Financial	40,629	373
Cardtronics *	119,018	1,648
Cash Store Financial Services	91,950	1,459
Cathay General Bancorp (A)	121,700	1,167
CBL & Associates Properties ‡(A)	178,997	2,184
Central Pacific Financial *(A)	29,400	46
Chatham Lodging Trust ‡ *	37,500	610
Chemical Financial	25,048	484
Chimera Investment ‡	210,300	827
Citizens Republic Bancorp *(A)	598,000	466
City Holding (A)	12,900	368
CNA Surety *	26,160	438
CNO Financial Group *(A)	269,700	1,276
Cohen & Steers	15,200	324
Colonial Properties Trust ‡	15,600	247
CommonWealth REIT ‡	64,500	1,556
Community Bank System (A)	55,388	1,251

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Corporate Office Properties
Trust ‡(A)	27,750	$1,002
Cousins Properties ‡(A)	16,297	107
Cowen Group, Cl A *(A)	358,111	1,228
Crawford, Cl B *	12,824	34
Credit Acceptance *	23,021	1,299
CreXus Investment ‡	70,900	846
CVB Financial (A)	129,412	884
DCT Industrial Trust ‡	44,100	204
Delphi Financial Group, Cl A (A)	84,400	1,882
DiamondRock Hospitality ‡	25,692	225
Dime Community Bancshares (A)	33,400	417
Dollar Financial *(A)	65,700	1,271
Douglas Emmett ‡(A)	45,950	741
Duff & Phelps, Cl A	52,534	525
DuPont Fabros Technology ‡	66,400	1,641
Dynex Capital ‡(A)	34,600	348
East West Bancorp	10,600	155
EastGroup Properties ‡	5,600	197
Eaton Vance	51,380	1,335
Education Realty Trust ‡	78,576	537
EMC Insurance Group	3,371	69
Employers Holdings	66,410	974
Encore Bancshares *	39,100	235
Encore Capital Group *	30,600	606
Endurance Specialty Holdings (A)	60,728	2,237
Entertainment Properties Trust ‡	16,300	702
Equity Lifestyle Properties ‡	5,600	290
Equity One ‡(A)	97,586	1,560
Equity Residential ‡	83,350	3,820
ESSA Bancorp	36,900	413
Essex Property Trust ‡(A)	20,800	2,200
Extra Space Storage ‡(A)	19,200	294
FBL Financial Group, Cl A (A)	36,057	829
FBR Capital Markets *	372,400	1,274
Federal Realty Investment Trust ‡(A)	11,400	904
Federated Investors, Cl B(A)	50,255	1,048
FelCor Lodging Trust ‡*	13,600	54
Financial Engines *	113,902	1,522
First Bancorp *	268,347	98
First Commonwealth Financial	74,404	368
First Financial Bancorp (A)	102,177	1,630
First Financial Bankshares (A)	700	31
First Financial Holdings	18,800	170
First Horizon National *(A)	37,980	383
First Industrial Realty Trust ‡*	62,700	267
First Merchants (A)	9,500	73
First Potomac Realty Trust ‡	9,000	134
FirstMerit (A)	83,610	1,446
Flushing Financial	120,800	1,308
FNB (Pennsylvania)	73,642	572
FPIC Insurance Group *	17,400	528
Franklin Street Properties ‡	14,800	174
GAMCO Investors, Cl A	400	14
General Shopping Brasil (Brazil) *	147,700	795
Getty Realty ‡	23,318	579
GFI Group (A)	103,700	465
Glimcher Realty Trust ‡	14,000	83
Gluskin Sheff + Associates	33,000	520
Government Properties Income Trust ‡	2,700	69
Great American Group *	234,582	164

Description	Shares	Market Value ($ Thousands)

Greenhill	32,204	$2,268
Grubb & Ellis *(A)	524,460	572
Hancock Holding (A)	48,969	1,333
Harleysville Group	9,000	287
Hatteras Financial ‡(A)	36,100	1,046
HCP ‡(A)	90,050	3,172
Healthcare Realty Trust ‡	45,750	1,071
Hercules Technology Growth Capital	106,465	975
Hersha Hospitality Trust ‡	15,800	75
Highwoods Properties ‡	51,700	1,617
Home Bancshares	48,600	1,047
Home Federal Bancorp	37,800	470
Home Properties ‡	7,300	369
Horace Mann Educators	161,578	2,650
Horizon Financial *(A)	400	—
Hospitality Properties Trust ‡	19,100	373
Host Hotels & Resorts ‡(A)	147,512	1,937
Hudson Valley Holding (A)	41,610	677
Iberiabank (A)	11,541	563
Infinity Property & Casualty (A)	53,559	2,483
Inland Real Estate ‡	80,900	624
International Bancshares (A)	116,100	1,811
Invesco Mortgage Capital ‡	4,300	90
Investment Technology Group *	11,700	155
Investors Real Estate Trust ‡(A)	123,100	1,009
iStar Financial ‡*(A)	19,600	68
Jones Lang LaSalle	25,020	1,889
Kennedy-Wilson Holdings *	42,710	423
Kilroy Realty ‡	9,300	289
Knight Capital Group, Cl A *(A)	142,900	1,698
LaSalle Hotel Properties ‡	13,900	293
Lexington Realty Trust ‡(A)	22,672	151
Life Partners Holdings (A)	3,400	50
LTC Properties ‡	66,793	1,648
Macerich ‡(A)	45,996	1,905
Mack-Cali Realty ‡	41,750	1,288
Maiden Holdings	116,800	856
MainSource Financial Group	22,500	137
MarketAxess Holdings	217,006	3,318
MB Financial	31,200	467
Meadowbrook Insurance Group	328,368	2,821
Medical Properties Trust ‡	251,100	2,471
MF Global Holdings *	240,550	1,588
MFA Mortgage Investments ‡(A)	512,612	3,778
MGIC Investment *	379,205	2,738
Mid-America Apartment Communities ‡(A)	18,671	1,054
Montpelier Re Holdings	131,013	2,075
MSCI, Cl A *	41,727	1,248
National Health Investors ‡	5,900	247
National Penn Bancshares	159,440	926
National Retail Properties ‡(A)	18,100	441
Nationwide Health Properties ‡	8,413	324
Navios Maritime Acquisition *	152,400	869
NBT Bancorp	7,900	161
Nelnet, Cl A	151,300	3,315
Northwest Bancshares	24,800	267
OceanFirst Financial	13,950	158
Old National Bancorp	64,300	593
Omega Healthcare Investors ‡	18,100	388
Oriental Financial Group (A)	33,900	449
PacWest Bancorp (A)	36,820	628

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Park National (A)	12,200	$733
Parkway Properties ‡	32,800	480
Pebblebrook Hotel Trust ‡*(A)	37,800	671
Pennsylvania Real Estate Investment Trust ‡(A)	35,200	368
PHH *	88,833	1,644
Phoenix *(A)	353,300	629
Pico Holdings *	46,058	1,286
Piedmont Office Realty Trust, Cl A ‡	21,845	401
Piper Jaffray *	4,500	124
Platinum Underwriters Holdings (A)	133,784	5,380
PMA Capital, Cl A *	9,653	67
Post Properties ‡	9,900	252
Potlatch ‡	30,400	1,018
Presidential Life	13,709	118
PrivateBancorp, Cl A (A)	34,300	359
ProAssurance *	25,199	1,334
ProLogis ‡(A)	78,950	857
Prospect Capital	51,800	476
Prosperity Bancshares	59,900	1,704
Protective Life	41,900	783
Provident Financial Services (A)	88,800	1,019
PS Business Parks ‡	3,900	219
Public Storage ‡(A)	38,024	3,727
Radian Group	194,900	1,234
RAIT Financial Trust ‡*(A)	45,800	62
Ramco-Gershenson Properties ‡	6,800	71
Redwood Trust ‡	62,400	862
Regency Centers ‡(A)	40,500	1,477
Reinsurance Group of America, Cl A	16,412	718
Renasant	47,800	641
Republic Bancorp, Cl A (A)	51,500	1,000
S&T Bancorp (A)	24,200	411
Safeguard Scientifics *	8,700	100
Safety Insurance Group	46,100	1,879
SCBT Financial	20,100	578
SeaBright Insurance Holdings	31,300	221
Selective Insurance Group	49,700	739
Senior Housing Properties Trust ‡	73,350	1,724
Signature Bank NY *(A)	16,940	619
Simmons First National, Cl A	21,780	553
Simon Property Group ‡	41,547	3,758
SL Green Realty ‡(A)	18,850	1,136
South Financial Group *(A)	240,500	68
Sovran Self Storage ‡	22,703	858
Starwood Property Trust ‡	52,700	1,002
Sterling Bancshares (A)	88,900	441
Sterling Financial *(A)	58,500	34
Stewart Information Services (A)	42,500	443
Stifel Financial *	10,093	437
Strategic Hotels & Resorts ‡*	27,400	98
Student Loan	19,100	356
Sun Communities ‡	3,600	103
Sunstone Hotel Investors ‡*(A)	92,325	791
Susquehanna Bancshares (A)	154,155	1,219
SVB Financial Group *	35,925	1,335
SWS Group	65,369	471
Synovus Financial (A)	300,943	620
Tanger Factory Outlet Centers ‡	8,900	411
Taubman Centers ‡(A)	48,050	1,994

Description	Shares	Market Value ($ Thousands)

Texas Capital Bancshares *	34,100	$522
THL Credit	60,200	698
Titanium Asset Management *(I)(K)	132,700	301
Tompkins Financial	9,800	360
Tower Group	13,900	298
TradeStation Group *	51,200	301
Trustco Bank	195,967	1,043
Trustmark (A)	19,600	374
UMB Financial	6,400	204
Umpqua Holdings	97,188	1,011
United Bankshares (A)	61,742	1,421
United Financial Bancorp	30,700	413
United Fire & Casualty	5,800	117
Unitrin	15,300	364
Universal Health Realty Income Trust ‡	3,000	95
Uranium Participation *	207,400	1,146
Urstadt Biddle Properties, Cl A ‡	4,600	84
U-Store-It Trust ‡	17,500	140
Validus Holdings	59,684	1,520
Value Creation * (I)(K)	119,600	112
Ventas ‡(A)	26,000	1,313
ViewPoint Financial Group	59,220	533
Vornado Realty Trust ‡	12,437	1,008
Waddell & Reed Financial, Cl A	8,179	188
Walter Investment Management ‡	12,000	195
Washington Federal	34,000	485
Washington Real Estate Investment Trust ‡	43,200	1,324
Webster Financial (A)	24,500	394
WesBanco	30,100	459
Westamerica Bancorporation (A)	32,300	1,637
Whitney Holding (A)	128,712	956
Willis Group Holdings	11,362	330
Wilmington Trust	53,400	470
Wilshire Bancorp	14,400	89
World Acceptance *(A)	63,450	2,586
WSFS Financial	23,200	834
Zions Bancorporation (A)	48,653	897

		248,969

Health Care — 10.8%
Abaxis *(A)	156,708	2,830
Acadia Pharmaceuticals *(A)	249,100	252
Accuray *	75,100	494
Achillion Pharmaceuticals *	166,400	436
Acorda Therapeutics *	69,437	2,091
Affymetrix *(A)	32,700	134
Air Methods *	22,700	828
Albany Molecular Research *	53,919	327
Alere *	54,700	1,530
Align Technology *(A)	193,529	3,101
Allscripts-Misys Healthcare Solutions *	9,400	157
Alnylam Pharmaceuticals *(A)	24,316	333
AMAG Pharmaceuticals *	107,886	2,719
Amedisys *(A)	38,876	899
AMERIGROUP *	15,301	565
AMN Healthcare Services *	181,700	809
Amsurg, Cl A *	135,224	2,254
Analogic	9,556	396
Angiodynamics *	18,214	278
Arena Pharmaceuticals *(A)	236,502	1,540

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Assisted Living Concepts, Cl A *	41,500	$1,128
athenahealth *	60,685	1,635
Auxilium Pharmaceuticals *(A)	30,029	778
BioMarin Pharmaceutical *	130,820	2,654
Biovail	54,570	1,248
Cadence Pharmaceuticals *(A)	82,967	655
Cambrex *	110,300	460
Cantel Medical	7,800	112
Cardiome Pharma *	176,608	1,063
Catalyst Health Solutions *	38,535	1,545
Cepheid *(A)	51,570	759
Chemed (A)	53,395	2,664
Conceptus *(A)	179,141	2,475
Conmed *	80,714	1,494
Continucare *	8,100	26
Cooper (A)	14,334	578
Cross Country Healthcare *	82,600	612
CryoLife *	23,500	122
Cubist Pharmaceuticals *(A)	125,141	2,757
Durect *	539,103	1,121
Emergent Biosolutions *	6,800	123
Ensign Group (A)	54,600	909
Enzo Biochem *	6,556	23
Enzon Pharmaceuticals *(A)	49,300	506
eResearch Technology *	66,603	493
Exactech *	52,314	759
Exelixis *	12,100	36
Genoptix *	9,935	171
Gen-Probe *	28,977	1,305
Genta *	1	—
Gentiva Health Services *	38,400	789
Haemonetics *	5,200	271
Hanger Orthopedic Group *(A)	9,500	124
Healthsouth *(A)	147,408	2,397
Healthspring *	17,800	370
HeartWare International *	33,595	2,176
Hill-Rom Holdings	27,200	873
Human Genome Sciences *(A)	22,369	651
ICU Medical *	109,000	3,884
Idexx Laboratories *	6,000	332
Immucor *	25,100	442
Impax Laboratories *	15,000	235
Incyte *(A)	228,775	2,864
Inspire Pharmaceuticals *	100,900	489
Integra LifeSciences Holdings *(A)	13,127	457
Invacare (A)	17,300	396
IPC The Hospitalist *	98,910	2,311
Kendle International *	60,917	477
Kensey Nash *(A)	17,100	454
Kindred Healthcare *	117,550	1,381
Kinetic Concepts *(A)	21,300	680
King Pharmaceuticals *	129,100	1,125
LCA-Vision *	19,400	77
LHC Group *(A)	51,100	1,022
LifePoint Hospitals *	8,900	271
Luminex *	58,131	834
Magellan Health Services *	17,900	784
Martek Biosciences *(A)	20,300	443
Masimo	68,735	1,564
Matrixx Initiatives *	8,400	42
MedAssets *	71,770	1,423
Medicines *	176,000	2,024

Description	Shares	Market Value ($ Thousands)

Medicis Pharmaceutical, Cl A	101,000	$2,778
Mednax *	16,500	765
Meridian Bioscience	52,300	956
Merit Medical Systems *	5,350	84
Metropolitan Health Networks *(A)	99,800	348
Molina Healthcare *(A)	22,200	563
MWI Veterinary Supply *	29,603	1,572
Myriad Genetics *	59,655	934
Neogen *(A)	26,475	774
Nighthawk Radiology Holdings *	17,981	50
NuVasive *(A)	137,495	4,036
Obagi Medical Products *	54,921	577
Omnicell *	150,619	1,680
Onyx Pharmaceuticals *	27,618	665
Owens & Minor	28,900	770
Par Pharmaceutical *	99,670	2,628
Parexel International *	34,000	676
Patterson (A)	15,459	391
PDL BioPharma (A)	577,599	3,269
Perrigo	6,300	359
Pharmaceutical Product Development	25,593	588
PharMerica *(A)	49,100	381
Pozen *	231,233	1,565
Providence Service *	65,700	888
PSS World Medical *(A)	123,073	2,260
Quality Systems	34,763	1,949
Questcor Pharmaceuticals *	93,700	908
Quidel *(A)	116,723	1,411
RehabCare Group *	70,000	1,159
Res-Care *(A)	10,900	135
Rigel Pharmaceuticals *(A)	184,400	1,444
Salix Pharmaceuticals *	16,100	610
Savient Pharmaceuticals *	5,400	78
Sirona Dental Systems *	2,700	85
Skilled Healthcare Group, Cl A *	50,800	171
STERIS	75,600	2,175
Sun Healthcare Group *	67,700	548
Sunrise Senior Living *	21,000	46
Symmetry Medical *	27,400	246
Targacept *	5,200	108
Techne	50,165	2,896
Teleflex	24,807	1,192
Theravance *(A)	100,518	1,215
United Therapeutics *	19,252	890
Universal American Financial	91,100	1,258
Universal Health Services, Cl B	500	16
Viropharma *(A)	89,835	1,127
Volcano *	28,591	632
WellCare Health Plans *	17,600	437
Zoll Medical *	13,900	367

		132,506

Industrials — 16.8%
AAR *	24,600	378
ACCO Brands *	71,200	414
Acuity Brands (A)	78,116	3,026
Administaff	2,000	43
Advisory Board *(A)	16,487	668
Aegean Marine Petroleum Network (A)	363,533	5,413
AerCap Holdings *	281,251	3,021

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Aerovironment*	89,756	$2,030
Air Transport Services Group*	66,900	308
Aircastle	94,500	738
Airtran Holdings*	1,023,661	4,617
Alamo Group	21,600	421
Alaska Air Group* (A)	54,500	2,411
Allegiant Travel, Cl A (A)	6,300	237
Alliant Techsystems*	18,555	1,223
Ampco-Pittsburgh	23,100	496
AO Smith	25,700	1,320
APAC Customer Services*	84,000	426
Apogee Enterprises (A)	127,400	1,152
Applied Industrial Technologies (A)	57,500	1,541
Arkansas Best	28,500	588
Armstrong World Industries* (A)	21,900	861
ArvinMeritor*	68,700	898
Astec Industries* (A)	44,600	1,146
ATC Technology*	35,800	864
Atlas Air Worldwide Holdings*	17,300	750
Avis Budget Group* (A)	88,500	807
AZZ	11,300	451
Barnes Group	76,080	1,157
BE Aerospace* (A)	39,543	1,066
Beacon Roofing Supply*	54,100	754
Belden	46,679	1,022
Brady, Cl A	23,005	593
Briggs & Stratton (A)	84,015	1,525
Brink’s	900	17
Carlisle	108,370	3,040
Cascade	12,200	381
Celadon Group*	167,548	1,962
Cenveo*	68,011	373
Ceradyne*	36,400	795
Chart Industries*	21,300	339
Chicago Bridge & Iron*	44,425	967
Clean Harbors*	11,048	668
Columbus McKinnon*	87,416	1,119
Comfort Systems USA (A)	167,100	1,743
Consolidated Graphics*	2,300	91
Continental Airlines, Cl B*	14,321	320
Con-way	14,100	369
Copa Holdings, Cl A	31,720	1,547
Copart*	76,345	2,523
Corporate Executive Board	67,052	1,880
CoStar Group* (A)	103,213	4,260
Courier	15,336	201
CRA International*	103,900	1,652
Crane	4,500	153
Cubic	42,700	1,631
Deluxe	88,600	1,482
Douglas Dynamics* (A)	114,500	1,301
Dycom Industries*	99,592	801
EMCOR Group*	214,718	4,883
Encore Wire	17,100	313
EnerNOC* (A)	93,069	3,032
EnerSys*	24,500	541
Ennis	31,521	485
EnPro Industries* (A)	41,400	1,131
Esterline Technologies*	31,900	1,467
Fastenal	14,600	661
Force Protection*	280,500	1,087
Franklin Electric	8,200	260

Description	Shares	Market Value ($ Thousands)

FreightCar America	4,900	$114
FTI Consulting* (A)	105,100	3,445
G&K Services, Cl A	47,515	955
Gardner Denver	55,915	2,669
Genco Shipping & Trading* (A)	59,800	899
GenCorp* (A)	21,700	95
Generac Holdings*	67,300	816
Geo Group*	173,650	3,838
GeoEye* (A)	75,337	2,745
Gibraltar Industries*	58,900	447
Graco	5,000	140
GrafTech International*	40,500	569
Graham	50,499	716
Granite Construction (A)	99,900	2,199
Great Lakes Dredge & Dock	209,100	1,055
Griffon*	42,500	454
H&E Equipment Services* (A)	132,700	904
Hawaiian Holdings* (A)	114,900	563
Healthcare Services Group (A)	55,640	1,156
Heico, Cl A	38,943	1,194
Hexcel*	9,000	153
Higher One Holdings*	133,050	1,542
Hill International*	13,800	53
HNI (A)	29,000	678
Horizon Lines, Cl A	256,408	1,023
Hudson Highland Group* (A)	42,700	128
ICF International*	55,739	1,176
IDEX (A)	50,707	1,511
IHS, Cl A*	20,410	1,261
II-VI* (A)	35,591	1,224
Innerworkings* (A)	544,645	2,957
Insteel Industries	10,500	83
Interface, Cl A	188,716	2,419
Interline Brands*	10,200	165
JetBlue Airways* (A)	21,600	123
John Bean Technologies	7,600	113
Kadant*	28,874	492
Kaman	16,967	362
Kaydon (A)	79,973	2,592
Kelly Services, Cl A*	29,600	309
Kirby*	55,700	2,052
Knight Transportation (A)	85,789	1,616
Knoll	2,400	32
Kratos Defense & Security Solutions* (A)	115,900	1,147
Ladish*	17,500	435
Landstar System	55,855	2,010
LB Foster, Cl A*	11,100	284
LECG*	212,101	276
Lincoln Electric Holdings	3,000	149
LS Starrett, Cl A	1,700	15
Lydall*	15,460	106
M&F Worldwide*	3,700	86
Manitowoc	85,500	783
Marten Transport	16,800	331
Mcgrath Rentcorp	5,776	116
Michael Baker*	47,200	1,556
Middleby*	1,137	63
Mine Safety Appliances	35,128	801
Mobile Mini*	66,983	953
Mueller Industries	85,000	2,004
Mueller Water Products, Cl A	20,500	49
MYR Group* (A)	53,091	739

7	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

NACCO Industries, Cl A	12,100	$938
Navistar International *	17,000	712
Nordson	21,300	1,367
Northwest Pipe *	2,600	39
Old Dominion Freight Line *	52,050	1,213
Orbital Sciences *	37,000	481
Orion Marine Group *	33,700	378
Pacer International *(A)	76,900	394
Powell Industries *	15,200	432
Quanex Building Products	98,475	1,556
Raven Industries	20,100	678
RBC Bearings *	39,634	1,161
Republic Airways Holdings *(A)	70,500	496
Resources Connection	202,712	2,248
Ritchie Bros Auctioneers	94,835	1,729
RSC Holdings *(A)	154,800	926
Rush Enterprises, Cl A *	97,478	1,237
Ryder System (A)	59,400	2,279
Sauer-Danfoss *	10,300	167
School Specialty *(A)	121,803	1,587
Skywest	89,264	1,137
Spirit Aerosystems Holdings, Cl A *(A)	50,600	979
Standard Parking *	134,454	2,104
Standard Register	34,494	99
Standex International	18,500	435
SYKES Enterprises *	106,800	1,277
TAL International Group (A)	64,881	1,383
Teledyne Technologies *	55,780	2,018
Tennant	68,994	2,155
Terex *(A)	33,380	608
Tetra Tech *	115,467	2,096
Textainer Group Holdings (A)	41,900	1,144
Titan Machinery *	70,426	1,052
Towers Watson, Cl A	58,564	2,629
TransDigm Group	32,750	1,896
Tredegar	52,205	857
Triumph Group	8,024	533
TrueBlue *	85,700	925
Tutor Perini *	97,806	1,933
UAL *	39,311	833
Unifirst	5,800	228
Universal Forest Products	12,300	319
US Airways Group *	179,900	1,626
US Ecology	10,577	143
Vitran, Cl A *	107,252	976
Wabash National *(A)	353,200	2,165
Wabtec	53,925	2,293
Watts Water Technologies, Cl A (A)	32,427	974
Werner Enterprises (A)	4,600	92
WESCO International *(A)	121,334	3,917
Woodward Governor (A)	66,600	1,740
YRC Worldwide *	31,300	8

		205,372

Information Technology — 18.4%
ACI Worldwide *	5,000	95
Acme Packet *	72,102	2,423
Actel *	101,600	1,453
Acxiom *	31,200	387
ADC Telecommunications *	20,000	253
Advanced Energy Industries *	136,817	1,931

Description	Shares	Market Value ($ Thousands)

Advent Software *(A)	49,305	$2,449
Amkor Technology *(A)	189,700	962
Ancestry.com *(A)	63,640	1,225
Anixter International *(A)	45,117	2,070
AOL *	85,539	1,901
Applied Micro Circuits *(A)	16,100	174
Archipelago Learning *	96,069	1,004
Arris Group *(A)	246,900	2,017
Arrow Electronics *	62,800	1,437
Art Technology Group *	471,353	1,645
AsiaInfo Holdings *	66,695	1,191
Atheros Communications *	175,602	4,330
Atmel *	322,405	1,870
ATMI *(A)	159,590	2,039
AVX	16,100	200
Benchmark Electronics *	171,100	2,400
Black Box	17,200	485
Blackbaud	15,500	323
Blackboard *	54,556	1,805
Blue Coat Systems *	14,300	269
Brightpoint *	139,400	831
Brocade Communications Systems *	302,041	1,516
Cabot Microelectronics *	39,000	1,167
CACI International, Cl A *(A)	50,613	2,066
CDC Software ADR *	198,600	1,080
Ceva *	181,550	2,197
Checkpoint Systems *	28,786	528
Ciber *	439,548	1,204
Cirrus Logic *	12,100	183
Cognex	48,392	944
Coherent *	32,002	1,189
CommScope *	66,560	1,248
CommVault Systems *	92,343	2,267
Compuware *	109,000	783
Comverse Technology *(A)	164,300	854
Concur Technologies *(A)	20,345	952
Convergys *(A)	83,600	847
CSG Systems International *	149,093	2,728
CTS	112,257	902
Cymer *	34,500	1,015
Cypress Semiconductor *	44,200	468
Daktronics	28,300	261
DealerTrack Holdings *(A)	56,704	836
Diebold	76,275	1,979
Digi International *	173,400	1,314
Digital River *	87,735	2,313
DTS *	119,140	4,176
Earthlink (A)	372,900	3,192
Echo Global Logistics *	93,093	1,169
Electro Rent	13,471	159
Electronics for Imaging *	34,557	368
Emulex *	169,761	1,620
Entegris *	46,000	177
Entropic Communications *	158,750	1,208
Epicor Software *	3,600	24
EPIQ Systems	7,200	90
Euronet Worldwide *	115,115	1,621
Fair Isaac (A)	67,500	1,511
Fairchild Semiconductor International, Cl A *	32,700	253
Forrester Research *	14,300	439
Gartner *	65,865	1,889

8	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Global Cash Access Holdings *	220,400	$798
GSI Commerce *(A)	96,998	2,209
Hackett Group *	281,400	1,114
Heartland Payment Systems	111,652	1,580
Hittite Microwave *	13,500	574
Imation *(A)	314,166	2,689
Insight Enterprises *	79,500	1,045
Integrated Device Technology *	130,549	668
InterDigital *(A)	22,300	551
Intermec *(A)	196,628	2,067
Internet Capital Group *	167,300	1,408
Intersil, Cl A	52,800	528
Isilon Systems *	12,200	243
IXYS *	25,200	238
Jack Henry & Associates	47,800	1,125
JDA Software Group *	59,500	1,367
KIT Digital *(A)	118,705	1,020
Knot *(A)	305,380	2,156
Lattice Semiconductor *	85,400	354
Lawson Software *	337,169	2,562
LeCroy *	71,700	386
Lexmark International, Cl A *	34,400	1,204
Littelfuse *(A)	16,334	608
LivePerson *	20,300	145
LTX-Credence *(A)	194,200	420
Manhattan Associates *(A)	105,500	2,748
Mantech International, Cl A *(A)	72,067	2,550
MAXIMUS	27,900	1,499
Meru Networks *(A)	66,218	848
Methode Electronics	162,392	1,450
Micrel	42,200	373
Microsemi *	102,033	1,429
MicroStrategy, Cl A *	36,600	2,852
Mitel Networks *(A)	177,300	1,153
MKS Instruments *	52,151	900
ModusLink Global Solutions *	34,217	199
MoneGram International *	95,300	192
Monotype Imaging Holdings *	73,505	544
Monster Worldwide *(A)	90,200	995
Move *	118,503	223
MTS Systems	19,599	522
Multi-Fineline Electronix *	20,550	428
National Instruments	24,100	695
NCR *	71,400	918
Net 1 UEPS Technologies *	95,658	1,101
Netgear *	68,600	1,449
Netlogic Microsystems *	97,373	2,352
NetSuite *	69,606	1,322
Novatel Wireless *(A)	223,200	1,297
Novell *	136,100	765
Nuance Communications *(A)	53,622	787
Oclaro *	9,900	101
Omnivision Technologies *	30,200	619
OpenTable *	5,500	293
Openwave Systems *	46,200	75
Orbotech *	105,400	1,070
OSI Systems *	36,000	1,065
Parametric Technology *	42,984	733
Park Electrochemical	69,900	1,671
Parkervision *(A)	380,971	297
Pegasystems	27,300	598
Plantronics	68,500	1,871
PMC - Sierra *	136,900	947

Description	Shares	Market Value ($ Thousands)

Power Integrations (A)	60,500	$1,657
Power-One *(A)	5,000	51
Progress Software *	77,300	2,065
PROS Holdings *	129,474	1,019
QLogic *	21,500	320
Quantum *	869,624	1,252
Quest Software *	179,988	3,857
Rackspace Hosting *	14,800	291
Radisys *(A)	77,500	702
RealNetworks *	60,300	163
RF Micro Devices *	103,000	503
Richardson Electronics	25,765	227
RightNow Technologies *	26,241	439
Rogers *	12,236	328
Rosetta Stone *	73,596	1,256
Rubicon Technology *(A)	30,210	741
Rudolph Technologies *(A)	117,100	926
Sanmina-SCI *	75,178	679
Sapient	126,529	1,320
SAVVIS *	85,837	1,503
Scansource *	25,100	626
Seachange International *	144,900	1,122
Sigma Designs *(A)	11,200	106
Silicon Image *	94,000	340
SMART Modular Technologies WWH *	49,000	230
Smith Micro Software *	85,128	651
Sonic Solutions *(A)	94,384	760
Sourcefire *(A)	25,003	634
SRA International, Cl A *(A)	88,327	1,700
SS&C Technologies Holdings *(A)	206,385	2,908
Stamps.com *	13,525	155
Standard Microsystems *	27,371	496
STEC *(A)	49,806	556
SuccessFactors *	58,050	1,225
Synaptics *	12,200	322
Synchronoss Technologies *	53,739	831
SYNNEX *(A)	36,800	849
Synopsys *	29,656	679
Syntel	51,350	1,977
Taleo, Cl A *	45,276	1,160
Tech Data *	38,800	1,404
Technitrol (A)	53,500	198
Tekelec *	39,614	434
TeleNav *(A)	130,900	733
TeleTech Holdings *	43,300	549
Teradyne *	468,501	4,207
Tessera Technologies *	11,300	172
THQ *	39,811	141
TIBCO Software *	52,900	767
TiVo *(A)	17,200	135
TNS *(A)	36,531	549
Trimble Navigation *	44,435	1,250
TriQuint Semiconductor *	44,800	311
TTM Technologies *(A)	145,300	1,200
Ultra Clean Holdings *	62,500	529
Ultratech *(A)	81,300	1,350
Unisys *	58,380	1,305
United Online	270,600	1,334
Valueclick *	78,700	858
Varian Semiconductor Equipment Associates *	43,700	1,085

9	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Vasco Data Security International *	10,800	$64
Veeco Instruments *(A)	50,019	1,662
VeriFone Holdings*	75,650	1,829
Vishay Intertechnology*	56,300	433
VistaPrint *(A)	240,932	7,392
Vocus *	105,974	1,570
Web.com Group *	51,800	226
Websense *(A)	74,600	1,451
Xyratex *(A)	67,293	810
Zebra Technologies, Cl A *	28,624	819
Zoran *	225,747	1,824

		225,113

Materials — 4.3%
A. Schulman	56,382	1,025
AK Steel Holding	36,275	462
Allied Nevada Gold *(A)	66,100	1,550
AM Castle *	14,969	209
Aptargroup	39,272	1,636
Arch Chemicals	31,618	971
Boise *(A)	65,900	453
Buckeye Technologies	162,510	1,931
Cabot	14,429	410
Carpenter Technology (A)	29,000	899
Clearwater Paper *	5,900	401
Coeur d’Alene Mines *(A)	17,600	302
Cytec Industries	18,149	861
Domtar	10,000	600
Eagle Materials	15,000	344
Ferro *(A)	57,606	616
Glatfelter	35,000	358
Globe Specialty Metals *	120,100	1,313
Graham Packaging *	22,000	246
H.B. Fuller	140,158	2,662
Haynes International	68,893	2,017
Headwaters *	61,175	188
Hecla Mining *(A)	43,500	249
Horsehead Holding *	167,732	1,328
Huntsman	56,285	513
Innophos Holdings	37,700	1,100
Jaguar Mining *(A)	133,700	786
Kaiser Aluminum (A)	24,400	901
KapStone Paper and Packaging *	15,300	174
Koppers Holdings	64,122	1,282
Minerals Technologies (A)	22,400	1,201
Molycorp *(A)	91,800	1,538
Myers Industries	72,793	464
Nalco Holding	55,260	1,256
New Gold *(A)	186,300	1,192
NewMarket	36,875	3,707
Olin	59,154	1,059
Olympic Steel (A)	23,000	507
OM Group *	65,896	1,687
Omnova Solutions *	12,600	77
PolyOne *	144,248	1,406
Quaker Chemical	28,200	835
Rock-Tenn, Cl A	21,100	1,016
Rockwood Holdings *!	17,400	450
RTI International Metals*	36,450	1,006
Schweitzer-Mauduit International	10,261	552
Sensient Technologies (A)	76,600	2,124
Silgan Holdings	19,373	579

Description	Shares	Market Value ($ Thousands)

Spartech *	36,390	$325
Stepan	14,000	776
Universal Stainless & Alloy *	53,700	1,105
US Gold *(A)	70,900	367
Wausau Paper *	25,400	161
Worthington Industries	51,900	738
WR Grace *	131,871	3,336

		53,251

Telecommunication Services — 0.9%
Alaska Communications Systems
Group	82,664	799
Atlantic Telegraph-Network (A)	12,100	516
Cbeyond *(A)	37,455	448
Cincinnati Bell *	331,000	778
Consolidated Communications Holdings	29,286	508
Frontier Communications	112,300	868
Global Crossing *	38,000	467
Leap Wireless International *(A)	85,300	885
Neutral Tandem*(A)	139,278	1,574
Premiere Global Services *	59,300	294
SBA Communications, Cl A *(A)	65,233	2,335
USA Mobility	92,300	1,325

		10,797

Utilities — 3.5%
AGL Resources	28,212	1,035
Allete	73,040	2,598
Avista (A)	51,300	1,071
California Water Service Group	14,000	487
Central Vermont Public Service	17,800	353
CH Energy Group	2,100	88
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	74,600	1,065
Cleco	69,000	1,955
El Paso Electric *	106,100	2,435
Empire District Electric (A)	88,292	1,732
Great Plains Energy	79,067	1,462
IDACORP	55,756	1,955
ITC Holdings (A)	27,762	1,609
Laclede Group	6,900	230
Mirant *	32,000	311
Nicor	42,600	1,802
Northwest Natural Gas (A)	15,400	700
NorthWestern	210,583	5,922
Portland General Electric	298,775	5,970
South Jersey Industries	10,247	481
UGI	45,100	1,245
UIL Holdings	39,800	1,054
Unisource Energy	102,558	3,336
Vectren	67,400	1,654
Westar Energy (A)	72,226	1,731

		42,281

Total Common Stock (Cost $1,143,587) ($ Thousands)		1,181,434

10	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2010

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

CONVERTIBLE BONDS — 0.2%

Consumer Discretionary — 0.0%
Eddie Bauer Holdings CV to 73.8007 shares
5.250%, 04/01/14 (B) (I) (K)	$3,147	$252

Energy — 0.2%
GeoMet CV to 7.6923 shares
8.000%, 07/29/13 (C)	1,665	1,199
Rentech CV to 249.2522 shares
4.000%, 04/15/13	1,665	1,199
Scorpio Mining CV to 1.55 shares
7.000%, 05/05/11 (I) (J) (K)	887	769

		2,185

Total Convertible Bonds (Cost $2,248) ($ Thousands)		2,437

EXCHANGE TRADED FUND — 0.1%
Powershares QQQ	31,233	1,359

Total Exchange Traded Fund (Cost $1,397) ($ Thousands)		1,359

PREFERRED STOCK — 0.1%

Consumer Discretionary — 0.1%
Callaway Golf (A) (D)	9,600	1,019

Financials — 0.0%
Grubb & Ellis*	6,600	528

Total Preferred Stock (Cost $1,605) ($ Thousands)		1,547

RIGHT — 0.0%

United States — 0.0%
Ligand Pharma, Expires 01/05/12 (I)	64,529	—

Total Right (Cost $0) ($ Thousands)		—

WARRANTS — 0.0%
Oilsands Quest, Expires 05/12/11*	247,050	17

Rentech, Expires 04/25/12* (I) (J) (K)	16,100	—

Titanium Asset Management, Expires 06/21/11 * (I) (K)	122,200	—

Washington Mutual, (E)	17,435	9

Total Warrants (Cost $52) ($ Thousands)		26

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Bill
0.035%, 12/16/10 (F) (G)	4,411	$4,409

Total U.S. Treasury Obligation (Cost $4,409) ($ Thousands)		4,409

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.200%** †	29,717,384	$29,717

Total Cash Equivalent (Cost $29,717) ($ Thousands)		29,717

AFFILIATED PARTNERSHIP — 25.8%
SEI Liquidity Fund, L.P., 0.250%** † (H)	322,359,934	315,998

Total Affiliated Partnership (Cost $322,360) ($ Thousands)		315,998

Total Investments — 125.5% (Cost $1,505,375) ($ Thousands) ††		$1,536,927

A summary of the open futures contracts held by the Fund at August 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation Depreciation ($ Thousands)
Russell 2000 Index E-MINI	491	Sep-2010	$(115)

For the period ended August 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,225,115($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.
††	At August 31, 2010, the tax basis cost of the Fund’s investments was $1,505,375 ($ Thousands), and the unrealized appreciation and depreciation were $147,924 ($ Thousands) and $(116,372)($ Thousands), respectively.

(A)	This security or a partial position of this security is on loan at August 31, 2010. The total value of securities on loan atAugust 31, 2010 was $217,286 ($ Thousands).

(B)	Security in default on interest payments.

(C)	Step Bonds—The rate reflected is the effective yield on August 31, 2010. The coupon on a step bond changes on a specified date.

(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

11	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2010

(E)	This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

(F)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(G)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(H)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2010 was $315,998 ($ Thousands).

(I)	Securities considered illiquid. The total value of such securities as of August 31, 2010 was $1,434 ($ Thousands) and represented 0.12% of Net Assets.

(J)	Securities considered restricted. The total value of such securities as of August 31, 2010 was $769 ($ Thousands) and represented 0.06% of net assets.

(K)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such security as of August 31, 2010 was $1,434 ($ Thousands) and represented 0.12% of net assets.

ADR — American Depository Receipt

Cl — Class

CV — Convertible Security

L.P. — Limited Partnership

NY — New York

REIT — Real Estate Investment Trust

Ser — Series

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,181,062	$80	$292	$1,181,434
Convertible Bonds	—	1,416	1,021	2,437
Exchange Traded Fund	1,359	—	—	1,359
Preferred Stock	—	1,547	—	1,547
Right	—	—	—	—
Warrants	—	26	—	26
U.S. Treasury Obligation	—	4,409	—	4,409
Cash Equivalent	29,717	—	—	29,717
Affiliated Partnership	—	315,998	—	315,998

Total Investments in Securities	$1,212,138	$323,746	$1,313	$1,536,927

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures
Contracts*	$(115)	$—	$—	$(115)

Total Other Financial Instruments	$(115)	$—	$—	$(115)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Common Stock	Investments in Convertible Bonds
Beginning balance as of June 1, 2010	$358	$1,031
Accrued discounts/premiums	—	10
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	(66)	(20)
Net purchases/sales	—	—
Net transfer in and/or out of Level 3	—	—

Ending balance as of August 31, 2010	$292	$1,021

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	(66)	(20)

For the period ended August 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

12	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

August 31, 2010

Restricted Securities — At August 31, 2010, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there form. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at August 31, 2010, were as follows:

	Face Amount ($Thousands)	Acquisition Date	Right to Acquire Date	Cost ($Thousands)	Market Value ($Thousands)	% of Net Assets
Rentech	16,100	4/20/07	4/20/07	$—	$—	0.00%
Scorpio Mining	887	5/5/08	5/5/08	805	769	0.06

				$805	$769	0.06%

13	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.1%

Consumer Discretionary — 14.9%
Aaron’s	64,902	$1,057
Abercrombie & Fitch, Cl A	30,783	1,065
Advance Auto Parts	784	43
Aeropostale *	74,215	1,581
AFC Enterprises *	63,194	679
American Eagle Outfitters	424,575	5,367
American Greetings, Cl A (A)	33,400	645
AnnTaylor Stores *	104,313	1,599
Apollo Group, Cl A *	28,800	1,223
Arctic Cat *(A)	68,000	475
Autoliv (A)	41,710	2,258
Belo, Cl A *	174,740	914
Big 5 Sporting Goods (A)	19,431	230
Big Lots *(A)	42,172	1,318
Blyth	2,481	95
Bob Evans Farms	41,100	1,050
BorgWarner *	33,928	1,481
Bridgepoint Education *	269,700	3,485
Brinker International (A)	56,300	887
Brown Shoe	9,103	96
Brunswick (A)	150,000	1,907
Buckle	38,391	919
Cabela’s *(A)	74,000	1,153
Cablevision Systems, Cl A	153,500	3,851
Callaway Golf (A)	292,315	1,827
Capella Education *(A)	36,012	2,254
Career Education *	89,719	1,573
Carmike Cinemas *	6,401	39
Carter’s *(A)	158,670	3,545
Cato, Cl A	149,366	3,428
CBS, Cl B	62,000	857
CEC Entertainment *(A)	55,435	1,739
Century Casinos *	11,829	23
Charming Shoppes *	19,226	65
Cheesecake Factory *(A)	96,292	2,156
Childrens Place Retail Stores *(A)	49,477	2,160
Chipotle Mexican Grill, Cl A *	2,900	437
Christopher & Banks	78,897	508
Coinstar *	69,700	3,032
Collective Brands *	16,533	214
Cooper Tire & Rubber (A)	241,913	3,917
Corinthian Colleges *	18,600	91
CPI	1,719	37
Cracker Barrel Old Country Store (A)	73,147	3,263
CROCS *(A)	142,030	1,775
Dana Holdings *	50,117	514
Darden Restaurants	48,954	2,020
DeVry	861	33
Dick’s Sporting Goods *(A)	240,521	5,886
Dillard’s, Cl A (A)	122,721	2,684
Domino’s Pizza *	44,698	573
DR Horton (A)	142,390	1,461
DSW, Cl A *(A)	49,600	1,178
Eastman Kodak *(A)	326,700	1,140
Ethan Allen Interiors	65,005	877
Expedia	98,800	2,259
Express *	78,077	1,063
Family Dollar Stores	38,300	1,639
Focus Media Holding ADR *(A)	98,610	1,882
Foot Locker	118,100	1,386
Fortune Brands	16,702	748

Description	Shares	Market Value ($ Thousands)

Fossil *	17,130	$814
GameStop, Cl A *	78,900	1,415
Gannett (A)	199,157	2,408
Gaylord Entertainment *(A)	164,702	4,309
Genesco *	39,372	994
Gentex (A)	184,312	3,238
Goodyear Tire & Rubber *	33,869	313
Gordmans Stores *	28,625	306
Grand Canyon Education *(A)	188,074	3,214
Guess?	42,500	1,373
H&R Block	143,815	1,848
Hanesbrands *	180,240	4,315
Harley-Davidson	105,911	2,576
Harman International Industries *	37,900	1,181
hhgregg *	64,199	1,213
Hibbett Sports *	55,522	1,287
Hillenbrand	39,800	757
Home Inns & Hotels Management ADR *	30,470	1,279
HOT Topic	289,900	1,505
HSN *	3,048	80
Hyatt Hotels, Cl A *	62,550	2,356
Iconix Brand Group *	32,000	488
International Game Technology	130,335	1,903
International Speedway, Cl A	33,006	756
Interpublic Group *	572,616	4,884
J Crew Group *	84,005	2,561
Jakks Pacific *	16,020	239
Jarden	250,200	6,740
Jo-Ann Stores *	16,638	676
John Wiley & Sons, Cl A	6,900	246
Jones Apparel Group	185,439	2,852
Journal Communications, Cl A *	12,945	51
Kid Brands *	2,358	19
Las Vegas Sands *	49,400	1,399
La-Z-Boy, Cl Z *	3,387	23
Leggett & Platt	133,200	2,553
Lennar, Cl A	46,900	618
Liberty Global *	3,413	94
Life Time Fitness *(A)	44,277	1,504
Limited Brands	5,800	137
Lin TV, Cl A *	11,300	45
Lincoln Educational Services *	78,900	862
Live Nation *	510,751	4,413
LKQ *	190,500	3,543
MarineMax *	14,406	94
Marriott International, Cl A	36,200	1,159
Men’s Wearhouse	37,804	729
Meredith	23,100	676
Meritage Homes *	106,050	1,894
National American University Holdings (A)	128,532	628
National CineMedia	384,670	6,112
Navitas	314,512	1,243
NetFlix *	13,100	1,644
New York Times, Cl A *	35,500	255
Nordstrom	48,650	1,407
NutriSystem	19,400	341
NVR *	2,760	1,667
OfficeMax *(A)	96,320	938
Oxford Industries	7,960	157
Penn National Gaming *	246,942	6,959
Penske Auto Group *	13,805	166
Perry Ellis International *	3,396	62
PetSmart	210,050	6,698

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

PF Chang’s China Bistro	2,780	$119
Phillips-Van Heusen	91,845	4,195
Polaris Industries	63,025	3,361
Pre-Paid Legal Services *(A)	9,200	503
Pulte Homes *	205,811	1,653
RadioShack (A)	84,000	1,552
RC2 *	132,780	2,444
Red Robin Gourmet Burgers *(A)	46,809	867
Regal Entertainment Group, Cl A	93,515	1,151
Regis (A)	133,205	2,234
Rent-A-Center, Cl A	64,794	1,301
RG Barry	3,332	36
Ross Stores	4,240	210
Royal Caribbean Cruises *	11,100	273
Ruby Tuesday *	79,800	735
Ryland Group (A)	71,702	1,155
Saks *	452,535	3,571
Scholastic (A)	71,084	1,665
Scientific Games, Cl A *	568,880	5,808
Scripps Networks Interactive, Cl A	20,580	827
Service International	66,200	509
Shutterfly *	42,417	943
Signet Jewelers *	2,076	55
Sinclair Broadcast Group, Cl A *(A)	93,100	557
Sirius XM Radio *	279,000	267
Sonic *(A)	65,890	505
Sotheby’s	20,500	545
Spectrum Group International *	3,929	8
Stage Stores	95,604	1,067
Standard Motor Products	3,241	28
Starwood Hotels & Resorts Worldwide	22,700	1,061
Steiner Leisure *	63,600	2,265
Strayer Education (A)	17,343	2,511
Stroer Out-of-Home Media *	40,179	1,002
Systemax	1,183	14
Talbots *	261,100	2,606
Tempur-Pedic International *(A)	108,999	2,921
Tenneco *	129,137	3,192
Tesla Motors * (A)	45,200	887
Texas Roadhouse, Cl A *	15,700	208
Tractor Supply	29,385	1,998
True Religion Apparel *	95,735	1,683
TRW Automotive Holdings *(A)	51,824	1,802
Tupperware Brands	33,122	1,303
Ulta Salon Cosmetics & Fragrance *	4,485	102
Urban Outfitters *	26,763	811
Warnaco Group *	11,380	477
Wendy’s, Cl A	154,400	601
Whirlpool (A)	17,200	1,276
Williams-Sonoma	31,840	827
WMS Industries *	90,586	3,201
Wolverine World Wide	1,668	42
Wyndham Worldwide (A)	199,210	4,620
Zumiez *(A)	214,970	3,197

		274,628

Consumer Staples — 2.8%
Andersons	8,200	294
Avon Products	38,469	1,120
BJ’s Wholesale Club *	15,584	654
Cal-Maine Foods (A)	31,900	947

Description	Shares	Market Value ($ Thousands)

Casey’s General Stores	22,000	$828
Central European Distribution *(A)	70,330	1,609
Central Garden and Pet *	73,524	680
Central Garden and Pet, Cl A *	66,227	618
China-Biotics *(A)	86,300	1,114
Chiquita Brands International *(A)	64,810	814
Constellation Brands, Cl A *	114,094	1,901
Corn Products International	43,983	1,501
Cosan Industria e Comercio (Brazil)	92,400	1,194
Cullen Agricultural Holding *	38,000	257
Dean Foods *	249,495	2,552
Del Monte Foods	454,215	5,923
Dole Food *	67,698	585
Elizabeth Arden *	3,490	57
Estee Lauder, Cl A	2,999	168
Flowers Foods	18,800	486
Fresh Del Monte Produce *	48,300	1,061
Green Mountain Coffee Roasters *(A)	132,901	4,096
Hansen Natural *	15,600	702
Herbalife (A)	60,930	3,386
Imperial Sugar	3,023	38
Inter Parfums	1,233	20
Kroger	78,369	1,546
Kulim Malaysia	483,200	1,301
Lancaster Colony	2,216	101
Lorillard	3,389	258
McCormick	44,626	1,779
Mead Johnson Nutrition, Cl A	27,600	1,441
Molson Coors Brewing, Cl B	44,689	1,947
Nash Finch	10,552	414
Nu Skin Enterprises, Cl A	2,861	73
Nutraceutical International *	3,732	51
Pantry *	71,987	1,355
Prestige Brands Holdings *	171,231	1,267
Ruddick	35,200	1,139
Sanderson Farms	22,094	950
Saskatchewan Wheat Pool, Cl Common Subscription *	153,900	1,212
Supervalu (A)	137,000	1,332
TreeHouse Foods *(A)	60,001	2,490
Village Super Market, Cl A	1,362	35
Weis Markets	17,700	622
Whole Foods Market *	4,846	169
Winn-Dixie Stores *	26,735	175

		52,262

Energy — 4.8%
Atlas Energy *	8,652	235
Atwood Oceanics *	32,900	825
Berry Petroleum, Cl A (A)	191,432	5,197
BPZ Resources *(A)	262,300	1,036
Brigham Exploration *	125,800	1,927
Cal Dive International *	6,331	29
CARBO Ceramics	4,000	303
Cimarex Energy	771	51
Complete Production Services *	60,738	1,071
Concho Resources *(A)	21,278	1,243
Contango Oil & Gas *	1,080	47
CVR Energy *	174,400	1,242

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

DHT Maritime	5,900	$23
Dresser-Rand Group *(A)	132,085	4,692
Dril-Quip *	50,350	2,662
Energy XXI Bermuda *	33,389	667
Ensco International ADR	4,182	172
Exterran Holdings *	84,069	1,861
Frontier Oil	91,748	1,074
Frontline	48,388	1,282
GMX Resources *	91,319	388
Golar LNG	3,900	41
Goodrich Petroleum *	134,227	1,783
Gulfmark Offshore, Cl A *	2,742	74
Gulfport Energy *	88,746	1,009
Helix Energy Solutions Group *(A)	172,368	1,569
Hornbeck Offshore Services *	65,500	1,035
Houston American Energy	6,700	60
Key Energy Services *(A)	498,665	3,994
Kinder Morgan Escrow (G)*	58,118	—
L&L Energy *	11,516	97
Lufkin Industries	58,727	2,270
Mariner Energy *	1,570	36
Murphy Oil	35,482	1,901
Nabors Industries *	124,814	1,957
Newfield Exploration *	37,410	1,796
Newpark Resources *	20,985	183
Nordic American Tanker Shipping	102,941	2,725
Northern Oil And Gas *(A)	53,300	748
Oceaneering International *	31,740	1,587
Oil States International *	1,711	71
Oilsands Quest *(A)	1,992,900	977
Oilsands Quest Private Placement *	4,800	3
Overseas Shipholding Group (A)	117,930	3,797
Patterson-UTI Energy	31,400	464
PetroHawk Energy *	78,364	1,185
Petroleum Development *	4,211	113
Pioneer Natural Resources	31,277	1,809
Quicksilver Resources *	19,230	235
RAM Energy Resources *	18,868	31
Range Resources (A)	84,270	2,849
SEACOR Holdings *	13,238	1,041
Ship Finance International	50,644	887
Southern Union	2,124	48
Southwestern Energy *	23,112	756
Spectra Energy	103,920	2,114
Stone Energy *	8,312	94
Sunoco (A)	36,200	1,219
Swift Energy *(A)	119,246	3,214
T-3 Energy Services, Cl 3 *	3,655	81
Teekay	48,412	1,177
Teekay Tankers, Cl A	9,000	104
Tesoro (A)	77,145	866
Tetra Technologies *	12,805	107
Tidewater (A)	57,124	2,290
Unit *	5,822	198
USEC *(A)	61,099	287
Vantage Drilling *	792,100	1,069
Venoco * (A)	56,219	995
W&T Offshore (A)	185,400	1,676
Warren Resources *	6,138	19
Western Refining *(A)	88,000	384
Whiting Petroleum *(A)	49,300	4,183
Willbros Group *(A)	107,585	842

Description	Shares	Market Value ($ Thousands)

World Fuel Services	179,655	$4,588

		88,665

Financials — 18.1%
1st Source	800	13
Advance America Cash Advance Centers	104,300	349
Affiliated Managers Group *	59,924	3,848
Alexander’s ‡	460	140
Allied World Assurance Holdings	40,600	2,045
AMB Property ‡(A)	93,250	2,218
American Campus Communities ‡	16,100	480
American Capital Agency ‡	18,267	498
American Financial Group	164,635	4,737
AmeriCredit *	7,306	177
Ameriprise Financial (A)	85,057	3,707
Annaly Capital Management ‡(A)	65,700	1,142
Anworth Mortgage Asset ‡(A)	206,200	1,404
Apartment Investment & Management, Cl A ‡(A)	84,758	1,732
Apollo Investments *	8,048	77
Arch Capital Group *(A)	40,816	3,257
Ares Capital	8,677	130
Arrow Financial	739	17
Arthur J Gallagher	30,300	753
Aspen Insurance Holdings	56,600	1,608
Associated Banc (A)	126,200	1,522
Assured Guaranty (A)	295,070	4,559
Astoria Financial	20,287	245
AvalonBay Communities ‡(A)	17,963	1,890
Axis Capital Holdings	8,700	269
Banco Latinoamericano de Comercio Exterior, Cl E	80,200	1,018
Bancorpsouth	67,865	865
Bank Mutual	25,400	129
BGC Partners, Cl A	128,219	661
BioMed Realty Trust ‡(A)	13,900	238
BlackRock, Cl A	1,859	264
Boston Private Financial Holdings	54,938	344
Boston Properties ‡(A)	74,688	6,080
Brandywine Realty Trust ‡	99,539	1,094
Brasil Brokers Participacoes	273,500	1,029
Brookline Bancorp	15,742	147
Calamos Asset Management, Cl A	4,277	40
CapitalSource	520,395	2,628
Capstead Mortgage ‡	256,676	2,983
Cardinal Financial	231,762	2,127
Cardtronics *	164,119	2,273
Cash Store Financial Services	126,790	2,012
CB Richard Ellis Group, Cl A *	136,658	2,244
CBL & Associates Properties ‡	156,905	1,914
Cedar Shopping Centers ‡(A)	145,000	800
Century Bancorp, Cl A	966	20
Chemical Financial	20,942	405
Chimera Investment ‡	245,200	964
Cincinnati Financial	11,700	312
City Holding (A)	17,500	500
City National	3,800	184
CNA Financial *	90,700	2,360
CNA Surety *	3,665	61
Colonial Properties Trust ‡	102,050	1,619
Comerica	71,515	2,461
Commerce Bancshares	1,747	62
CommonWealth REIT ‡	113,976	2,749
Community Bank System	5,057	114

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Corporate Office Properties Trust ‡(A)	36,700	$1,325
Cowen Group, Cl A *	327,600	1,124
Credit Acceptance *	31,738	1,791
CreXus Investment ‡	62,200	742
CVB Financial	200,744	1,371
Danvers Bancorp	4,477	67
Delphi Financial Group, Cl A	15,500	346
Developers Diversified Realty ‡(A)	163,703	1,696
DiamondRock Hospitality ‡(A)	301,394	2,640
Digital Realty Trust ‡(A)	27,650	1,639
Dime Community Bancshares	7,245	91
Dollar Financial *(A)	71,500	1,383
Douglas Emmett ‡(A)	60,850	981
Duff & Phelps, Cl A	63,755	637
DuPont Fabros Technology ‡	16,947	419
Eaton Vance	112,597	2,926
Education Realty Trust ‡	390,857	2,673
EMC Insurance Group	13,767	283
Employers Holdings	139,741	2,049
Endurance Specialty Holdings	120,096	4,424
Equity Lifestyle Properties ‡	2,318	120
Equity One ‡	108,824	1,740
Equity Residential ‡	110,400	5,060
Essex Property Trust ‡(A)	27,550	2,914
Everest Re Group	22,700	1,797
Ezcorp, Cl A *	17,564	316
FBL Financial Group, Cl A	1,962	45
Federal Realty Investment Trust ‡(A)	30,390	2,410
Federated Investors, Cl B	187,388	3,907
Fifth Third Bancorp	174,222	1,925
Financial Engines *	147,956	1,977
First Community Bancshares	1,979	25
First Financial Bancorp (A)	233,460	3,724
First Horizon National *	79,950	806
First Mercury Financial	4,724	43
First Niagara Financial Group	41,717	471
First Potomac Realty Trust ‡	73,700	1,093
FirstMerit	101,627	1,758
Flushing Financial	171,400	1,856
Forestar Group *	3,951	59
General Shopping Brasil (Brazil) *	163,100	878
Genworth Financial, Cl A *	189,119	2,048
Getty Realty ‡	3,959	98
GFI Group (A)	157,800	707
Glimcher Realty Trust ‡	9,321	55
Gluskin Sheff + Associates	33,900	535
Greenlight Capital Re, Cl A *	3,411	79
Grubb & Ellis *(A)	249,960	272
Hancock Holding (A)	111,006	3,022
Hanover Insurance Group (A)	99,808	4,330
Hatteras Financial ‡	24,100	698
HCP ‡(A)	119,200	4,198
Health Care REIT ‡(A)	60,191	2,765
Healthcare Realty Trust ‡	42,950	1,005
Hercules Technology Growth Capital	94,618	866
Highwoods Properties ‡(A)	62,000	1,939
Horace Mann Educators	135,085	2,215
Hospitality Properties Trust ‡	108,791	2,127
Host Hotels & Resorts ‡(A)	321,166	4,217
Hudson City Bancorp	65,900	760
Hudson Valley Holding	36,460	593
Huntington Bancshares (A)	371,600	1,966

Description	Shares	Market Value ($ Thousands)

Iberiabank	24,289	$1,184
Independent Bank	3,919	82
Infinity Property & Casualty	53,014	2,457
Inland Real Estate ‡(A)	123,251	950
International Bancshares (A)	58,062	906
Investors Bancorp *	4,577	49
Investors Real Estate Trust ‡(A)	92,400	758
Jefferies Group	13,200	297
Jones Lang LaSalle	38,537	2,910
Keycorp (A)	253,750	1,870
Kilroy Realty ‡	17,400	541
Kimco Realty ‡	523	8
Kite Realty Group Trust ‡	10,182	42
Knight Capital Group, Cl A *(A)	75,000	891
Lexington Realty Trust ‡(A)	231,662	1,545
Liberty Property Trust ‡	74,012	2,248
Life Partners Holdings	1,042	15
LTC Properties ‡	22,000	543
M&T Bank	2,300	197
Macerich ‡ (A)	81,070	3,358
Mack-Cali Realty ‡	57,114	1,762
MarketAxess Holdings	306,266	4,683
MB Financial	34,000	509
Meadowbrook Insurance Group	184,100	1,581
Medical Properties Trust ‡	284,200	2,797
MFA Mortgage Investments ‡	746,007	5,498
MGIC Investment *(A)	254,256	1,836
Mid-America Apartment Communities ‡	25,821	1,458
Montpelier Re Holdings	75,900	1,202
MSCI, Cl A *	74,057	2,214
National Health Investors ‡	3,021	127
National Penn Bancshares	499,246	2,901
National Retail Properties ‡(A)	68,493	1,669
Nationwide Health Properties ‡	69,104	2,658
Nelnet, Cl A	78,800	1,726
New York Community Bancorp	156,923	2,494
NewAlliance Bancshares	44,864	549
NorthStar Realty Finance ‡	37,624	120
NYSE Euronext	9,425	262
Old National Bancorp	20,000	184
Omega Healthcare Investors ‡	6,253	134
Oriental Financial Group (A)	50,000	662
PacWest Bancorp	77,477	1,322
PartnerRe	41,771	3,110
Pennsylvania Real Estate Investment Trust ‡(A)	80,672	844
People’s United Financial	178,782	2,274
PHH *	65,610	1,214
Platinum Underwriters Holdings	75,934	3,053
Plum Creek Timber ‡	7,900	272
Popular *	35,816	92
Post Properties ‡	54,958	1,396
PrivateBancorp, Cl A (A)	64,640	676
ProAssurance *	78,233	4,143
ProLogis ‡(A)	104,600	1,135
Prosperity Bancshares	6,647	189
Protective Life	40,279	752
PS Business Parks ‡	4,988	281
Public Storage ‡(A)	50,304	4,931
Radian Group (A)	34,500	218
RAIT Financial Trust ‡*(A)	69,000	93
Raymond James Financial	66,500	1,535
Rayonier ‡	3,598	170
Redwood Trust ‡	103,030	1,423

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Regency Centers ‡(A)	76,800	$2,800
Regions Financial (A)	118,700	763
Reinsurance Group of America, Cl A	97,289	4,255
Republic Bancorp, Cl A (A)	37,026	719
S&T Bancorp	23,500	399
Selective Insurance Group	52,900	786
Senior Housing Properties Trust ‡(A)	89,850	2,112
Signature Bank NY *	35,646	1,302
Simon Property Group ‡	55,029	4,977
SL Green Realty ‡(A)	40,450	2,438
Sovran Self Storage ‡	19,100	721
StanCorp Financial Group (A)	39,853	1,420
Stifel Financial *(A)	38,491	1,666
Sun Communities ‡	2,429	70
Sunstone Hotel Investors ‡ *(A)	347,849	2,981
Susquehanna Bancshares (A)	239,204	1,892
SVB Financial Group *	49,550	1,842
SWS Group	41,300	298
Synovus Financial	1,593,015	3,282
Tanger Factory Outlet Centers ‡	1,511	70
Taubman Centers ‡(A)	65,350	2,711
TD Ameritrade Holding *	98,724	1,442
TFS Financial	53,300	490
Titanium Asset Management (G)(I)*	147,000	288
Tower Group	33,058	709
Transatlantic Holdings	1,249	60
Trustco Bank	112,300	597
Trustmark (A)	63,178	1,205
Umpqua Holdings	41,308	430
Unitrin	78,100	1,859
Unum Group	166,637	3,341
Uranium Participation *	214,000	1,182
U-Store-It Trust ‡(A)	185,041	1,480
Validus Holdings	38,900	991
Value Creation (G)(I)*	85,600	80
Ventas ‡(A)	39,383	1,989
Vornado Realty Trust ‡(A)	16,391	1,329
Waddell & Reed Financial, Cl A	73,825	1,699
Washington Federal	58,500	835
Weingarten Realty Investors ‡	15,498	313
Westamerica Bancorporation	8,200	416
Western Alliance Bancorp *(A)	260,794	1,596
Whitney Holding (A)	505,162	3,753
Willis Group Holdings	69,814	2,030
Winthrop Realty Trust ‡	4,967	68
World Acceptance *(A)	84,777	3,455
WR Berkley (A)	39,600	1,044
XL Group, Cl A	18,500	331
Zions Bancorporation (A)	391,101	7,208

		338,268

Health Care — 11.2%
Abaxis *(A)	58,999	1,065
Acadia Pharmaceuticals *	306,000	309
Accelrys *	16,394	99
Accretive Health *	68,570	645
Achillion Pharmaceuticals *	256,807	673
Acorda Therapeutics *	130,607	3,934
Affymax *(A)	22,200	125
Albany Molecular Research *	19,700	120
Alere *	12,100	338
Alexion Pharmaceuticals *	46,374	2,619
Align Technology *(A)	203,044	3,254

Description	Shares	Market Value ($ Thousands)

Alkermes *(A)	117,841	$1,562
Allergan	8,500	522
Allscripts-Misys Healthcare Solutions *(A)	194,211	3,245
Almost Family *	3,000	76
AMAG Pharmaceuticals *(A)	29,020	731
American Medical Systems Holdings *(A)	77,777	1,417
AMERIGROUP *(A)	86,670	3,198
AmerisourceBergen	125,597	3,426
AMN Healthcare Services *	9,068	40
Amsurg, Cl A *(A)	165,891	2,765
Analogic	5,005	208
Angiodynamics *	5,969	91
Arena Pharmaceuticals *(A)	223,545	1,455
Arqule *	14,031	73
Array Biopharma *	5,716	15
Assisted Living Concepts, Cl A *	2,325	63
athenahealth *	83,685	2,254
Auxilium Pharmaceuticals *(A)	145,562	3,772
BioMarin Pharmaceutical *(A)	54,193	1,100
Biovail	232,070	5,307
Brookdale Senior Living *	102,400	1,372
Bruker *	23,807	283
Catalyst Health Solutions *	53,150	2,131
Cephalon *(A)	16,800	951
Cepheid *(A)	60,563	891
Charles River Laboratories International *	28,762	812
Chemed	21,077	1,052
Community Health Systems *	1,500	39
Conceptus *(A)	244,493	3,378
Cooper (A)	125,322	5,055
Corvel *	1,462	54
Covance *	30,325	1,150
Coventry Health Care *	56,107	1,086
Cubist Pharmaceuticals *(A)	36,040	794
Cyberonics *	50,790	1,088
Dendreon *(A)	23,559	844
Dentsply International	63,300	1,761
Emergency Medical Services, Cl A *	16,145	776
Emergent Biosolutions *	4,676	85
Endo Pharmaceuticals Holdings *	70,098	1,905
Ensign Group (A)	61,900	1,030
eResearch Technology *	16,188	120
Exelixis *	11,157	33
Forest Laboratories *	56,400	1,539
Genomic Health *	2,466	36
Gen-Probe *	72,771	3,277
Health Management Associates, Cl A *(A)	317,657	1,985
Health Net *	108,190	2,584
Healthsouth *(A)	147,635	2,401
HeartWare International *	38,078	2,466
Henry Schein *	30,801	1,626
Hill-Rom Holdings	35,038	1,125
Hi-Tech Pharmacal *	1,017	18
Hologic *	127,351	1,807
Hospira *	688	35
Human Genome Sciences *(A)	45,991	1,338
Humana *	31,939	1,526
ICON ADR *	80,760	1,777
ICU Medical *	27,543	981

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Idexx Laboratories *	25,300	$1,398
Impax Laboratories *	8,611	135
Incyte *(A)	393,855	4,931
Inspire Pharmaceuticals *	101,900	494
Integra LifeSciences Holdings *	2,733	95
Intuitive Surgical *	2,585	685
Isis Pharmaceuticals *	7,699	60
Kendle International *	7,633	60
Kensey Nash *	1,715	45
Kindred Healthcare *	32,439	381
Kinetic Concepts *(A)	45,791	1,462
King Pharmaceuticals *	483,638	4,212
LHC Group *	51,200	1,025
LifePoint Hospitals *	53,200	1,618
Lincare Holdings (A)	91,333	2,103
Magellan Health Services *	61,049	2,675
MedAssets *(A)	159,081	3,153
Medical Action Industries *	4,171	34
Medicines *	179,700	2,067
Medicis Pharmaceutical, Cl A	7,038	194
Mednax *	32,245	1,494
MELA Sciences *(A)	78,325	539
Meridian Bioscience	39,500	722
MWI Veterinary Supply *	54,526	2,895
Mylan Laboratories *	136,529	2,343
Myriad Genetics *	82,270	1,288
Nabi Biopharmaceuticals *	14,503	70
Nektar Therapeutics *	4,518	58
Neogen *(A)	30,625	895
NPS Pharmaceuticals *	14,633	95
NuVasive *(A)	109,802	3,223
Omnicare	86,000	1,651
Omnicell *	163,649	1,826
Onyx Pharmaceuticals *	164,740	3,969
Owens & Minor (A)	113,085	3,015
Par Pharmaceutical *	56,098	1,479
Parexel International *(A)	149,750	2,979
Patterson	33,012	835
PDL BioPharma (A)	285,277	1,615
PerkinElmer	195,291	4,103
Perrigo	36,400	2,074
Pharmaceutical Product Development	188,070	4,320
Pharmasset *	36,600	889
PharMerica *	53,500	415
PSS World Medical *	110,090	2,021
Quality Systems	39,820	2,232
Quest Diagnostics	35,576	1,548
Questcor Pharmaceuticals *	8,456	82
Quidel *(A)	99,100	1,198
Regeneron Pharmaceuticals *(A)	129,298	2,842
RehabCare Group *(A)	23,540	390
Res-Care *	6,078	75
ResMed *	21,650	653
Rigel Pharmaceuticals *(A)	312,000	2,443
Salix Pharmaceuticals *	53,446	2,023
Sciclone Pharmaceuticals *	16,240	39
Seattle Genetics *(A)	111,940	1,282
Sirona Dental Systems *	37,105	1,170
Skilled Healthcare Group, Cl A *	98,400	331
STERIS	1,588	46
SXC Health Solutions *	41,290	3,212
Symmetry Medical *	11,562	104
Synta Pharmaceuticals *	14,897	41
Team Health Holdings *(A)	85,530	1,079

Description	Shares	Market Value ($ Thousands)

Techne	70,425	$4,066
Teleflex	62,837	3,020
Theravance *(A)	125,305	1,515
United Therapeutics *(A)	30,801	1,424
Universal Health Services, Cl B	74,004	2,324
Valeant Pharmaceuticals International *	13,492	778
Vertex Pharmaceuticals *	31,900	1,063
Vical *	17,598	54
Viropharma *	28,500	357
Vital Images *	44,396	560
Volcano *(A)	123,980	2,740
Waters *	8,025	486
Wright Medical Group *	3,611	48
Zymogenetics *	11,586	58

		206,635

Industrials — 14.8%
AAON	1,469	33
AAR *	10,922	168
ABM Industries (A)	54,489	1,068
ACCO Brands *	96,500	561
Actuant, Cl A (A)	76,212	1,510
Acuity Brands (A)	67,159	2,602
Advisory Board *(A)	68,700	2,785
Aecom Technology *	55,874	1,257
Aegean Marine Petroleum Network (A)	100,259	1,493
AerCap Holdings *	88,100	946
Aircastle	52,159	407
Alaska Air Group *	41,552	1,838
Alexander & Baldwin	14,037	475
Allegiant Travel, Cl A (A)	47,624	1,792
Alliant Techsystems *	28,318	1,866
Ametek	39,779	1,710
AO Smith (A)	30,900	1,587
Apogee Enterprises	49,100	444
Applied Industrial Technologies	47,385	1,270
ArvinMeritor *(A)	422,407	5,521
Atlas Air Worldwide Holdings *	66,069	2,863
Avery Dennison	60,360	1,963
Baldor Electric	50,931	1,787
Barnes Group	104,920	1,596
BE Aerospace *	144,659	3,899
Beacon Roofing Supply *(A)	187,700	2,615
Belden	70,238	1,538
Blount International *	6,979	81
Brady, Cl A	48,409	1,247
Briggs & Stratton	97,215	1,764
Bucyrus International, Cl A	55,000	3,162
C.H. Robinson Worldwide	22,616	1,470
Carlisle	142,831	4,006
Ceradyne *	44,903	981
Cintas	103,727	2,644
Clean Harbors *	49,347	2,983
Columbus McKinnon *	16,015	205
Consolidated Graphics *	63,023	2,503
Continental Airlines, Cl B *(A)	115,580	2,582
Copa Holdings, Cl A	62,440	3,046
Copart *	108,100	3,573
Corporate Executive Board	112,700	3,160
Corrections of America *(A)	237,000	5,287
CoStar Group *(A)	132,965	5,487
Courier	32,275	423
CRA International *	63,800	1,014

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Crane	92,760	$3,145
Cubic	2,480	95
Deluxe (A)	90,198	1,509
Donaldson	6,635	278
Douglas Dynamics *(A)	116,700	1,326
Dover	45,349	2,030
Dycom Industries *	244,830	1,968
EMCOR Group *	166,523	3,787
EnerSys *	2,856	63
Ennis	17,942	276
EnPro Industries *(A)	43,700	1,193
Esterline Technologies *	32,517	1,496
Fastenal	31,527	1,427
Fluor	45,000	2,010
Force Protection *	283,600	1,099
Franklin Electric	1,985	63
G&K Services, Cl A	52,644	1,058
Gardner Denver	190,966	9,117
GATX	10,600	289
GenCorp *	44,300	194
GeoEye *(A)	81,487	2,969
Graham	43,668	619
Great Lakes Dredge & Dock	446,775	2,254
H&E Equipment Services *	131,700	897
Hertz Global Holdings *	133,600	1,137
Hexcel *(A)	73,454	1,253
HNI	6,796	159
Horizon Lines, Cl A	317,734	1,268
Hubbell, Cl B	6,654	299
ICF International *	76,188	1,607
IDEX	33,912	1,010
IHS, Cl A *	109,917	6,792
Interface, Cl A	288,311	3,696
Interline Brands *	5,316	86
ITT	5,028	214
JB Hunt Transport Services (A)	111,130	3,638
Joy Global	42,900	2,434
Kadant *	60,757	1,035
Kaman	13,404	287
Kaydon	52,617	1,705
KBR	17,500	406
Kirby *	29,500	1,086
Knoll	102,580	1,377
Kratos Defense & Security Solutions *(A)	119,326	1,181
Landstar System	77,020	2,771
Lincoln Electric Holdings	12,959	642
Lindsay Manufacturing	2,486	92
Localiza Rent a Car	209,590	2,918
Manitowoc	57,344	525
Manpower	62,400	2,652
Mcgrath Rentcorp	2,141	43
Michael Baker *	35,200	1,161
Mine Safety Appliances	28,000	638
Mueller Industries	39,900	941
Mueller Water Products, Cl A (A)	486,883	1,154
MYR Group *(A)	68,609	956
Navistar International *	87,512	3,665
NN *	85,100	630
Nordson	8,770	563
Old Dominion Freight Line *(A)	151,554	3,533
Oshkosh Truck *	43,884	1,092
Owens Corning *	25,200	685
Paccar	45,202	1,853
Pitney Bowes	97,797	1,882

Description	Shares	Market Value ($ Thousands)

PowerSecure International *(A)	110,361	$914
Quanta Services *	55,654	998
Raven Industries	2,265	76
Regal-Beloit	74,446	4,118
Republic Airways Holdings *	12,546	88
Resources Connection	297,083	3,295
Ritchie Bros Auctioneers	173,290	3,159
RR Donnelley & Sons	98,662	1,494
RSC Holdings *(A)	163,700	979
Rush Enterprises, Cl A *(A)	279,842	3,553
Ryder System	17,100	656
School Specialty *	88,385	1,152
Shaw Group *	1,467	48
Skywest	49,700	633
Spirit Aerosystems Holdings, Cl A *(A)	199,976	3,867
Standard Parking *	185,420	2,902
Standard Register	25,638	74
Standex International	6,788	160
Stericycle *(A)	10,723	702
Sterling Construction *	7,617	83
SYKES Enterprises *(A)	349,363	4,178
TAL International Group (A)	49,500	1,055
Teledyne Technologies *	48,565	1,757
Terex *	70,236	1,279
Tetra Tech *	230,641	4,186
Textainer Group Holdings (A)	51,800	1,414
Thomas & Betts *	38,497	1,423
Timken	101,905	3,333
Towers Watson, Cl A	86,238	3,872
TransDigm Group	45,175	2,615
Trex *(A)	107,973	2,165
Trimas *	1,570	20
Triumph Group	16,884	1,121
Tutor Perini *	15,100	298
Twin Disc	3,044	36
UAL *	67,225	1,425
United Rentals *	7,926	89
United Stationers *	26,376	1,184
Universal Forest Products	2,755	71
URS *	35,413	1,263
US Airways Group *	106,887	966
US Ecology	2,927	40
UTi Worldwide	81,900	1,148
Vitran, Cl A *	139,310	1,268
Wabash National *(A)	362,280	2,221
Wabtec	74,375	3,163
Watsco	29,200	1,499
Watts Water Technologies, Cl A	34,776	1,045
WESCO International *	218,072	7,039
WW Grainger	894	95

		269,659

Information Technology — 17.4%
Acme Packet *	12,929	434
Advanced Analogic Technologies *	380,105	1,232
Advent Software *	36,977	1,837
Akamai Technologies *	41,722	1,922
Alliance Data Systems *	83,600	4,697
Amkor Technology *	75,300	382
Analog Devices	72,401	2,019
Ancestry.com *(A)	82,259	1,583
Anixter International *	1,617	74
Ansys *	40,400	1,567

7	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

AOL *	117,989	$2,622
Applied Micro Circuits *(A)	246,260	2,655
Ariba *(A)	41,032	635
Arris Group *	144,346	1,179
Art Technology Group *	516,899	1,804
Aruba Networks *(A)	25,400	467
AsiaInfo Holdings *	91,975	1,643
Atheros Communications *	48,472	1,195
Atmel *	444,705	2,579
ATMI *(A)	178,423	2,279
Avnet *	34,300	785
AVX	21,200	263
Baidu ADR *(A)	11,810	926
Benchmark Electronics *	141,000	1,978
Black Box	24,000	677
Blackboard *	127,335	4,213
Blue Coat Systems *	67,500	1,271
Bottomline Technologies *	7,100	99
Brightpoint *	222,460	1,326
Brocade Communications Systems *	962,293	4,831
Cabot Microelectronics *(A)	43,400	1,299
CACI International, Cl A *	32,011	1,306
Celestica *(A)	149,720	1,124
Ceragon Networks *	122,677	1,038
Ceva *	250,355	3,029
Checkpoint Systems *	38,743	711
Ciber *	128,864	353
Cognex	21,800	425
Cogo Group *	17,200	105
Coherent *	47,770	1,775
CommScope *	91,810	1,722
Computer Sciences	38,611	1,537
Compuware *	5,281	38
comScore *	62,373	1,135
Comtech Telecommunications *	62,950	1,282
Comverse Technology *(A)	181,400	943
Concur Technologies *(A)	70,860	3,314
Convergys *(A)	118,100	1,196
Cree *	9,664	517
CSG Systems International *	20,614	377
CTS	127,190	1,023
Cymer *	46,015	1,354
Cypress Semiconductor *	37,400	396
Daktronics	22,500	207
DealerTrack Holdings *(A)	72,531	1,069
DG FastChannel *(A)	52,083	825
Diebold	136,033	3,529
Digital River *	65,724	1,733
Diodes *(A)	60,554	893
Dolby Laboratories, Cl A *(A)	52,043	2,884
DST Systems	14,600	595
DTS *	118,000	4,136
Earthlink	61,800	529
Electronics for Imaging *	27,753	295
Emulex *	235,741	2,249
Entegris *	8,736	34
Entropic Communications *	208,163	1,584
Equinix *(A)	67,468	6,154
Euronet Worldwide *	216,070	3,042
F5 Networks *	5,500	481
Fairchild Semiconductor International, Cl A *(A)	564,834	4,366
Finisar *(A)	268,310	3,432
FLIR Systems *	24,080	605

Description	Shares	Market Value ($ Thousands)

Gartner *	215,828	$6,190
Gerber Scientific *(A)	112,900	624
Global Payments	7,536	284
GSI Commerce *(A)	612,567	13,948
Harris	47,636	2,004
Heartland Payment Systems	82,375	1,166
Hewitt Associates, Cl A *	14,204	686
Hollysys Automation Technologies *(A)	111,900	1,122
Hutchinson Technology *	7,139	21
IAC *	13,587	337
Imation *(A)	199,800	1,710
Informatica *(A)	104,960	3,375
Infospace *(A)	265,872	1,864
Ingram Micro, Cl A *	121,160	1,825
Insight Enterprises *	87,181	1,146
Integrated Device Technology *	373,866	1,914
InterDigital *	8,657	214
Intermec *	128,220	1,348
Internap Network Services *	7,647	31
Internet Brands, Cl A *(A)	192,163	1,989
Intersil, Cl A	37,900	379
Itron *	1,365	74
Ixia *	106,280	1,200
Jabil Circuit	23,142	237
Jack Henry & Associates	5,493	129
JDA Software Group *	147,402	3,386
KIT Digital *(A)	131,431	1,129
Kla-Tencor	27,500	770
Knot *(A)	336,760	2,378
Lawson Software *	281,294	2,138
Lexmark International, Cl A *(A)	95,480	3,341
Linear Technology	18,000	516
Littelfuse *	34,371	1,280
LSI *	374,300	1,505
MAXIMUS	2,787	150
Methode Electronics	71,351	637
Micrel	31,534	279
Micros Systems *	49,000	1,867
Microsemi *(A)	423,476	5,929
Mitel Networks *(A)	179,500	1,167
MKS Instruments *	62,484	1,078
Molex	151,269	2,670
Monolithic Power Systems *	25,686	422
Monotype Imaging Holdings *	87,910	650
Move *	114,824	216
MTS Systems	10,255	273
Multi-Fineline Electronix *	67,860	1,414
National Instruments	6,300	182
National Semiconductor	35,075	442
NCR *	66,725	857
Ness Technologies *	8,509	36
Net 1 UEPS Technologies *	128,383	1,478
Netezza *(A)	101,820	1,981
Netgear *	70,500	1,489
Netlogic Microsystems *(A)	72,770	1,757
Netscout Systems *	10,594	168
Novatel Wireless *(A)	227,100	1,319
Nuance Communications *(A)	59,184	869
OSI Systems *	44,100	1,304
Parametric Technology *	291,182	4,965
Park Electrochemical	47,200	1,128
Parkervision *(A)	385,585	301
Pegasystems	15,900	348
Pericom Semiconductor *	155,858	1,317

8	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Plantronics	5,213	$142
Plexus *(A)	100,652	2,317
PMC-Sierra *	719,300	4,978
Polycom *	119,980	3,417
Power Integrations (A)	130,121	3,564
Progress Software *	43,200	1,154
PROS Holdings *	178,535	1,405
QLIK Technologies *	32,600	607
QLogic *	149,140	2,221
Quantum *	602,700	868
Quest Software *	131,088	2,809
QuinStreet *(A)	119,982	1,287
Rackspace Hosting *	7,760	153
Richardson Electronics	57,494	506
Riverbed Technology *(A)	63,740	2,445
Rovi *(A)	44,330	1,929
Rubicon Technology *(A)	38,929	954
SAIC *	56,737	844
Sanmina-SCI *	288,570	2,606
Sapient (A)	367,800	3,836
SAVVIS *	118,363	2,073
Scansource *	17,700	442
Seachange International *(A)	147,300	1,140
Silicon Laboratories *	16,597	633
Skyworks Solutions *(A)	189,279	3,381
Sohu.com *	2,243	109
SolarWinds *	13,200	190
Solera Holdings	12,700	504
Sonic Solutions *(A)	120,269	968
SPS Commerce *	72,714	741
SRA International, Cl A *	2,483	48
SS&C Technologies Holdings *	275,995	3,889
Stamps.com *	4,504	52
Stratasys *(A)	18,816	427
SuccessFactors *(A)	104,590	2,207
Synaptics *	13,800	365
Synchronoss Technologies *	64,643	999
SYNNEX *	10,478	242
Synopsys *	177,187	4,056
Syntel	1,600	62
Taleo, Cl A *(A)	80,312	2,058
Tech Data *	43,821	1,586
Technitrol (A)	43,000	159
TeleNav *(A)	143,900	806
Tellabs	7,463	53
Teradata *	23,300	763
Teradyne *	158,111	1,420
TIBCO Software *	12,803	186
TiVo *(A)	281,030	2,209
TNS *	76,871	1,155
Totvs	15,200	1,126
Trimble Navigation *(A)	122,478	3,445
TriQuint Semiconductor *	258,003	1,793
TTM Technologies *(A)	237,599	1,963
Unisys *	57,350	1,282
United Online	332,726	1,640
Varian Semiconductor Equipment Associates *	23,625	586
Veeco Instruments *(A)	61,568	2,046
VeriFone Holdings *	12,621	305
VeriSign *	3,500	102
Vishay Intertechnology *	124,704	959
Vishay Precision Group *	8,457	123
VistaPrint *(A)	305,715	9,379
Vocus *(A)	234,311	3,472

Description	Shares	Market Value ($ Thousands)

Volterra Semiconductor *	3,659	$73
WebMD Health, Cl A *(A)	18,106	922
Websense *(A)	124,170	2,415
Western Digital *	56,100	1,355
Wright Express *	106,092	3,407
Xyratex *	104,144	1,254
Zebra Technologies, Cl A *	60,232	1,724
Zoran *	197,049	1,592

		322,696

Materials — 5.0%
A. Schulman	40,799	741
AK Steel Holding	115,409	1,470
Albemarle	49,876	2,000
Allegheny Technologies	61,947	2,522
Allied Nevada Gold *(A)	56,000	1,313
AM Castle *	8,251	115
Aptargroup	55,481	2,311
Ashland	72,858	3,385
Buckeye Technologies	71,300	847
Cabot	54,137	1,539
Carpenter Technology (A)	97,542	3,025
Celanese, Cl A	121,946	3,256
Crown Holdings *	2,447	68
Cytec Industries	60,501	2,870
Domtar	23,000	1,381
Eastman Chemical	36,319	2,235
Greif, Cl A	6,500	370
H.B. Fuller	50,700	963
Hawkins	1,567	48
Headwaters *	61,421	189
Huntsman	388,284	3,537
Innophos Holdings	103,501	3,019
International Paper	5,501	113
Jaguar Mining *(A)	148,800	875
Kaiser Aluminum	15,700	580
KapStone Paper and Packaging *	9,488	108
Koppers Holdings	27,308	546
LSB Industries *(A)	97,045	1,609
Lubrizol	30,241	2,822
Minerals Technologies	6,055	325
Molycorp *	101,200	1,695
Nalco Holding	149,751	3,402
Neenah Paper	28,991	427
New Gold *(A)	206,300	1,320
NewMarket (A)	26,936	2,708
Nucor	47,115	1,733
Olin	17,100	306
OM Group *	38,289	980
Owens-Illinois *	129,540	3,246
Packaging of America	86,747	1,934
PolyOne *	316,990	3,091
Reliance Steel & Aluminum (A)	25,142	937
Rockwood Holdings *(A)	136,676	3,533
RPM International	5,202	88
RTI International Metals *(A)	84,619	2,335
Schnitzer Steel Industries, Cl A	50,040	2,214
Schweitzer-Mauduit International	21,592	1,162
Sensient Technologies	24,400	677
Sherwin-Williams	3,000	211
Silgan Holdings	184,688	5,520
Solutia *	110,555	1,497
Sonoco Products	32,600	1,025
Spartech *	16,233	145
Steel Dynamics	240,660	3,297

9	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Stepan	2,343	$130
Temple-Inland	88,139	1,404
Titanium Metals *	40,205	728
Universal Stainless & Alloy *	53,800	1,107
Walter Industries	2,137	154
Westlake Chemical	11,130	288
Worthington Industries	44,300	630
WR Grace *	48,386	1,224

		93,330

Telecommunication Services — 1.9%
AboveNet *(A)	15,401	795
Alaska Communications Systems Group	104,525	1,010
Cbeyond *(A)	60,626	724
CenturyLink (A)	63,900	2,311
Cincinnati Bell *(A)	794,146	1,866
Consolidated Communications Holdings	7,917	137
Frontier Communications	495,540	3,830
Leap Wireless International *	90,600	940
MetroPCS Communications *(A)	615,550	5,503
Neutral Tandem *(A)	119,724	1,353
NII Holdings *	175,395	6,358
NTELOS Holdings	55,807	903
Qwest Communications International	76,400	432
SBA Communications, Cl A *(A)	205,390	7,353
Telephone & Data Systems, Cl L	3,164	80
tw telecom, Cl A *	33,457	587
USA Mobility	70,776	1,016

		35,198

Utilities — 4.2%
AGL Resources	130,367	4,784
Alliant Energy	62,784	2,199
Ameren	42,000	1,179
American Water Works	120,043	2,711
Atmos Energy	1,256	36
Avista	16,800	351
Black Hills	13,417	408
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	85,600	1,222
Cleco (A)	56,172	1,591
CMS Energy (A)	230,640	4,036
Consolidated Edison	31,009	1,474
Edison International	50,675	1,710
El Paso Electric *	98,855	2,269
Empire District Electric	40,548	796
Energen	971	41
Great Plains Energy	285,578	5,280
Hawaiian Electric Industries	45,000	1,081
IDACORP	17,450	612
ITC Holdings (A)	56,479	3,273
Laclede Group	9,825	327
MDU Resources Group	184,678	3,474
Mirant *	50,600	491
New Jersey Resources (A)	48,670	1,811
NiSource	93,500	1,621
Northeast Utilities	122,474	3,548
NorthWestern	126,925	3,569
NV Energy	11,461	147
OGE Energy	28,759	1,123
Pinnacle West Capital	34,066	1,358

Description	Shares/Face Amount ($Thousands)	Market Value ($ Thousands)

PNM Resources (A)	122,380	$1,400
Portland General Electric	321,843	6,430
SCANA (A)	73,497	2,868
South Jersey Industries	21,562	1,013
UGI	166,800	4,604
Unisource Energy	40,073	1,304
Vectren	56,834	1,395
Westar Energy (A)	78,609	1,884
Wisconsin Energy	55,062	3,069
Xcel Energy	95,329	2,127

		78,616

Total Common Stock (Cost $1,639,385) ($ Thousands)		1,759,957

EXCHANGE TRADED FUNDS — 0.3%
iShares Russell 2000 Growth Index Fund (A)	78,800	5,172
iShares Russell 2000 Index Fund	874	53
SPDR S&P MidCap 400 ETF Trust	401	53

Total Exchange Traded Funds (Cost $5,940) ($ Thousands)		5,278

CONVERTIBLE BONDS — 0.1%

Consumer Discretionary — 0.0%
Eddie Bauer Holdings CV to 73.8007 shares
5.250%, 04/01/14 (E)(G)(I)	$3,146	252

Energy — 0.1%
Rentech CV to 249.2522 shares
4.000%, 04/15/13	1,813	1,305
Scorpio Mining CV to 1.55 shares
7.000%, 05/05/11 (G)(H)(I)	509	441

		1,746

Total Convertible Bonds (Cost $1,914) ($ Thousands)		1,998

PREFERRED STOCK — 0.1%

Consumer Discretionary — 0.1%
Callaway Golf (A)(F)	11,500	1,220

Financials — 0.0%
Grubb & Ellis *	11,750	940

Total Preferred Stock (Cost $2,315) ($ Thousands)		2,160

WARRANTS — 0.0%
Cullen Agricultural Holding, Expires 10/21/13 (I)*	222,701	2

Oilsands Quest, Expires 05/12/11 *	330,350	23

Rentech, Expires 04/25/12 (G)(H)(I)*	13,800	—

10	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2010

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Titanium Asset Management, Expires 06/21/11 (G) (I) *	105,000	$—

Total Warrants (Cost $196) ($ Thousands)		25

U.S. TREASURY OBLIGATION (B) (C) — 0.3%

U.S. Treasury Bill
0.035%, 12/16/10	$5,606	5,603

Total U.S. Treasury Obligation (Cost $5,603) ($ Thousands)		5,603

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.200% **†	62,643,701	62,644

Total Cash Equivalent (Cost $62,644) ($ Thousands)		62,644

AFFILIATED PARTNERSHIP — 26.5%
SEI Liquidity Fund, L.P.,
0.250% **†(D)	498,755,628	490,931

Total Affiliated Partnership (Cost $498,756) ($ Thousands)		490,931

Total Investments — 125.8% (Cost $2,216,753)($ Thousands) ††		$2,328,596

A summary of the open futures contracts held by the Fund at August 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	644	Sep-2010	$(1,280)
S&P Mid 400 Index E-MINI	357	Sep-2010	(433)

			$(1,713)

For the period ended August 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at August 31, 2010, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
10/05/10	AUD	1,613	USD	1,354	$(76)
10/05/10	USD	232	AUD	280	16

					$(60)

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at August 31, 2010, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclay’s Capital	$(272)	$271	$(1)
Deutsche Bank Securities	(1,221)	1,149	(72)
UBS	(49)	53	4
Westpac Banking	(119)	128	9

			$(60)

Percentages are based on a Net Assets of $1,851,362 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

††	At August 31, 2010, the tax basis cost of the Fund’s investments was $2,216,753 ($ Thousands), and the unrealized appreciation and depreciation were $258,639 ($ Thousands) and $(146,796)($ Thousands), respectively.

(A)	This security or a partial position of this security is on loan at August 31, 2010. The total value of securities on loan at August 31, 2010 was $314,362 ($ Thousands).

(B)	Zero coupon security. The rate reported is the 7-day effective yield as of August 31, 2010.

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2010 was $490,931 ($ Thousands).

(E)	Security in default on interest payments.

(F)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G)	Securities considered illiquid. The total value of such securities as of August 31, 2010 was $1,061 ($ Thousands) and represented 0.06% of Net Assets.

(H)	Securities considered restricted. The total value of such securities as of August 31, 2010 was $441 ($ Thousands) and represented 0.02% of net assets.

(I)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such security as of August 31, 2010 was $1,063 ($ Thousands) and represented 0.06% of net assets.

ADR — American Depositary Receipt

AUD — Australian Dollar

Cl — Class

CV — Convertible Security

L.P. — Limited Partnership

NY — New York

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

USD — U.S. Dollar

11	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2010

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Level 3
Common Stock	$1,759,328	$378	$251	$1,759,957
Exchange Traded Funds	5,278	—	—	5,278
Convertible Bonds	—	1,305	693	1,998
Preferred Stock	—	2,160	—	2,160
Warrants	2	23	—	25
U.S. Treasury Obligation	—	5,603	—	5,603
Cash Equivalent	62,644	—	—	62,644
Affiliated Partnership	—	490,931	—	490,931

Total Investments in Securities	$1,827,252	$500,400	$944	$2,328,596

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(1,713)	$—	$—	$(1,713)
Forwards Contracts*	—	(60)	—	(60)
Total Other Financial

Instruments	$(1,713)	$(60)	$—	$(1,773)

*	Futures contracts and forwards contracts are valued at the unrealized depreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Common Stock	Investments in Convertible Bonds
Beginning balance as of June 1, 2010	$308	$699
Accrued discounts/premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	(57)	(6)
Net purchases/sales	—	—
Net transfer in and/or out of Level 3	—	—

Ending balance as of August 31, 2010	$251	$693

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	(57)	(6)

For the period ended August 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Restricted Securities — At August 31, 2010, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there form. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at August 31, 2010, were as follows:

	Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Rentech	13,800	4/20/07	4/20/07	$—	$—	0.00%
Scorpio Mining	509	5/5/08	5/5/08	499	441	0.02

				$499	$441	0.02%

12	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.8%

Consumer Discretionary — 9.8%
Aaron’s	21,150	$345
Advance Auto Parts	9,100	496
Amazon.com *	11,043	1,379
Autoliv	5,580	302
Buckle	7,220	173
Burger King Holdings	24,550	404
Career Education *	15,550	273
Carter’s *	14,390	322
Choice Hotels International	14,440	475
Cinemark Holdings	27,100	396
DeVry	4,700	179
DIRECTV, Cl A *	14,150	537
Discovery Communications, Cl A *	15,980	603
DreamWorks Animation SKG, Cl A *	15,500	459
GameStop, Cl A *	23,100	414
Genuine Parts	5,970	250
Gildan Activewear, Cl A *	7,410	203
H&R Block	31,240	401
ITT Educational Services *	12,655	674
Panera Bread, Cl A *	6,200	495
PetSmart	6,156	196
priceline.com *	4,831	1,408
Regal Entertainment Group, Cl A	14,780	182
Shaw Communications, Cl B	14,200	292
Strayer Education	5,934	859
Tractor Supply	3,610	245

		11,962

Consumer Staples — 17.6%
Altria Group	68,633	1,532
Brown-Forman, Cl B	24,736	1,516
Campbell Soup	26,293	980
Church & Dwight	8,130	498
Dean Foods *	43,400	444
Flowers Foods	25,840	668
General Mills	15,980	578
Hansen Natural *	5,580	252
Hershey	44,189	2,054
Hormel Foods	50,434	2,176
Kellogg	29,191	1,450
Kimberly-Clark	14,869	957
Lorillard	20,270	1,540
McCormick	22,330	890
Philip Morris International	29,641	1,525
Ralcorp Holdings *	7,510	448
Reynolds American	26,843	1,464
Ruddick	11,310	366
Sara Lee	24,478	353
Sysco	47,748	1,313
Tyson Foods, Cl A	26,093	427

		21,431

Energy — 4.0%
Chevron	13,287	985
Dresser-Rand Group *	10,970	390
Enbridge	12,710	632
Exxon Mobil	10,400	615

Description	Shares	Market Value ($ Thousands)

FMC Technologies *	4,700	$291
Imperial Oil	6,310	233
Murphy Oil	4,910	263
PetroHawk Energy *	25,700	389
Range Resources	10,730	363
SEACOR Holdings *	2,200	173
TransCanada	16,080	573

		4,907

Financials — 13.0%
Alleghany *	770	229
Allied World Assurance Holdings	10,930	550
Arch Capital Group *	3,600	287
Bank of Hawaii	28,201	1,259
BOK Financial	7,067	314
Capitol Federal Financial	22,926	588
Commerce Bancshares	46,726	1,670
Corporate Office Properties Trust ‡	13,770	497
Cullen/Frost Bankers	26,418	1,354
East West Bancorp	4,173	61
Erie Indemnity, Cl A	9,500	499
Essex Property Trust ‡	5,630	596
Federated Investors, Cl B	18,100	377
First Citizens BancShares, Cl A	3,228	542
First Niagara Financial Group	18,238	206
Fulton Financial	23,540	195
Health Care REIT ‡	11,500	528
Home Properties ‡	7,500	379
Hudson City Bancorp	36,440	420
MFA Mortgage Investments ‡	32,830	242
NASDAQ OMX Group *	9,200	165
PartnerRe	4,739	353
Platinum Underwriters Holdings	10,490	422
ProAssurance *	4,040	214
Prosperity Bancshares	14,100	401
Public Storage ‡	2,020	198
Realty Income ‡	15,930	519
RenaissanceRe Holdings	9,140	519
Senior Housing Properties Trust ‡	10,440	245
Tanger Factory Outlet Centers ‡	9,630	445
TFS Financial	59,946	551
UMB Financial	12,510	399
Washington Real Estate Investment Trust ‡	18,390	564

		15,788

Health Care — 20.5%
Abbott Laboratories	40,555	2,001
Alexion Pharmaceuticals *	11,516	650
AmerisourceBergen	64,795	1,768
Amgen *	35,254	1,799
Baxter International	7,976	339
Becton Dickinson	21,772	1,485
Biogen Idec *	26,834	1,444
C.R. Bard	25,860	1,987
Cardinal Health	43,120	1,292
Celgene *	6,740	347
Cephalon *	1,721	98
Edwards Lifesciences *	7,700	443
Eli Lilly	28,021	940

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Emergency Medical Services, Cl A *	6,880	$330
Endo Pharmaceuticals Holdings *	19,400	527
Forest Laboratories *	42,613	1,163
Genzyme *	10,908	765
Henry Schein *	9,102	481
Johnson & Johnson	23,581	1,345
Laboratory Corp of America Holdings *	3,900	283
LifePoint Hospitals *	6,980	212
McKesson	33,000	1,916
Medco Health Solutions *	2,737	119
Myriad Genetics *	16,030	251
Owens & Minor	17,400	464
Patterson	16,610	420
SXC Health Solutions *	3,399	264
Techne	23,180	1,338
United Therapeutics *	10,400	481

		24,952

Industrials — 3.7%
Alliant Techsystems *	6,500	428
C.H. Robinson Worldwide	9,140	594
CLARCOR	4,910	165
FTI Consulting *	10,490	344
Gardner Denver	5,390	257
KBR	23,440	544
Landstar System	11,940	430
Lennox International	10,880	461
Lincoln Electric Holdings	7,890	391
Nordson	3,080	198
Raytheon	4,430	195
Rollins	22,720	465

		4,472

Information Technology — 9.6%
Activision Blizzard	50,540	540
ADTRAN	17,280	543
Advanced Micro Devices *	22,065	124
Amdocs *	10,617	279
Analog Devices	45,810	1,277
CGI Group, Cl A *	17,300	240
Cognizant Technology Solutions, Cl A *	3,479	200
Computer Sciences	7,287	290
Diebold	8,370	217
FLIR Systems *	9,190	231
Harris	11,020	464
Ingram Micro, Cl A *	37,022	557
Intel	7,678	136
International Business Machines	13,377	1,649
Lender Processing Services	4,438	130
Mantech International, Cl A *	10,730	380
Microchip Technology	11,288	313
NeuStar, Cl A *	7,850	174
SAIC *	4,396	65
Tech Data *	32,513	1,177
Texas Instruments	60,396	1,391
WebMD Health, Cl A *	7,615	388
Xilinx	22,586	545
Zebra Technologies, Cl A *	15,113	432

		11,742

Description	Shares	Market Value ($ Thousands)

Materials — 3.5%
Aptargroup	13,280	$553
Compass Minerals International	6,350	456
Greif, Cl A	9,000	512
Intrepid Potash *	15,590	350
Newmont Mining	27,121	1,663
Reliance Steel & Aluminum	4,800	179
Silgan Holdings	16,170	483

		4,196

Telecommunication Services — 2.6%
AT&T	28,690	776
BCE	14,250	445
MetroPCS Communications *	56,840	508
SBA Communications, Cl A *	14,920	534
Telephone & Data Systems	5,440	157
Verizon Communications	24,494	723

		3,143

Utilities — 12.5%
AGL Resources	27,868	1,023
Alliant Energy	15,310	536
American Water Works	11,200	253
Aqua America	6,497	129
Atmos Energy	39,928	1,130
Consolidated Edison	13,810	656
DPL	13,176	334
DTE Energy	11,840	555
Edison International	16,510	557
Energen	5,680	242
Great Plains Energy	24,400	451
Hawaiian Electric Industries	18,920	454
IDACORP	12,270	430
Nicor	18,826	796
NSTAR	43,325	1,648
OGE Energy	13,330	521
Pepco Holdings	12,510	225
PG&E	9,770	457
Piedmont Natural Gas	18,100	494
PPL	3,286	89
TECO Energy	11,940	202
UGI	30,226	834
Vectren	39,829	977
WGL Holdings	12,800	452
Wisconsin Energy	32,156	1,792

		15,237

Total Common Stock (Cost $99,610) ($ Thousands)		117,830

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

August 31, 2010

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.200%**†	3,032,143	$3,032

Total Cash Equivalent (Cost $3,032) ($ Thousands)		3,032

U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Bill 0.035%, 12/16/10 (A)(B)	$563	562

Total U.S. Treasury Obligation (Cost $562) ($ Thousands)		562

Total Investments — 99.7% †† (Cost $103,204)($ Thousands)		$121,424

A summary of the open futures contracts held by the Fund at August 31, 2010, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	39	Sep-2010	$21

For the period ended August 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $121,759 ($ Thousands).

*	Non-income producing security.

**	Rate reported is the 7-day effective yield as of August 31, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

††	At August 31, 2010, the tax basis cost of the Fund’s investments was $103,204 ($Thousands), and the unrealized appreciation and depreciation were $21,569 ($Thousands) and $(3,349) ($Thousands), respectively.

(A)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
Cl	— Class
REIT	— Real Estate Investment Trust
S&P	— Standard & Poor’s

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$117,830	$—	—	$117,830
Cash Equivalent	3,032	—	—	3,032
U.S. Treasury Obligation	—	562	—	562

Total Investments in Securities	$120,862	$562	$—	$121,424

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$21	$—	$—	$21

Total Other Financial Instruments	$21	$—	$—	$21

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

International Equity Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.2%

Argentina — 0.1%
Banco Macro ADR	5,769	$218
Telecom Argentina ADR	5,039	95
Tenaris	15,499	263

		576

Australia — 5.2%
Abacus Property Group ‡	90,603	33
Amcor	469,793	2,818
Asciano Group	104,047	155
Australia & New Zealand Banking Group	173,199	3,482
AXA Asia Pacific Holdings	69,236	339
Bendigo Bank	10,406	78
BGP Holdings *	39,545	—
BHP Billiton	103,023	3,397
BHP Billiton ADR	22,000	1,464
Caltex Australia	77,436	775
CFS Retail Property Trust ‡	9,956	17
Coca-Cola Amatil	121,996	1,296
Cochlear	5,640	347
Commonwealth Bank of Australia	37,123	1,662
Computershare	19,276	163
CSL	1,647	48
Dexus Property Group ‡	76,974	57
Fairfax Media (A)	136,518	175
Fortescue Metals Group *	10,796	45
Goodman Group ‡	293,709	166
Grange Resources *	41,615	21
Harvey Norman Holdings	21,595	66
Intoll Group	151,314	199
Leighton Holdings	418	12
MacArthur Coal	18,945	190
National Australia Bank	12,613	261
Newcrest Mining	65,838	2,183
OneSteel	254,266	652
Orica	15,103	337
Origin Energy	924	12
Rio Tinto	47,282	2,949
Santos	113,374	1,433
Sonic Healthcare	5,429	54
SP AusNet, Cl Miscellaneous	282,417	201
Stockland ‡	191,449	671
Straits Resources	29,693	40
STW Communications Group	17,339	13
Suncorp-Metway	12,969	96
TABCORP Holdings	21,181	121
Transurban Group	39,552	171
Wesfarmers	32,977	940
Westfield Group ‡	34,821	388
Westpac Banking	56,526	1,092
WHK Group	22,891	20
Woolworths	6,805	168

		28,807

Austria — 0.3%
Immofinanz	89,593	294
OMV	4,977	161
RHI *	900	24

Description	Shares	Market Value ($ Thousands)

Vienna Insurance Group	28,100	$1,326

		1,805

Belgium — 1.4%
Ageas	232,475	591
Colruyt	7,066	1,755
Delhaize Group	6,095	410
Dexia *	5,309	22
D’ieteren	170	80
InBev	76,655	3,999
KBC Groep	12,810	533
Umicore	1,515	53

		7,443

Brazil — 1.9%
Amil Participacoes	172,808	1,601
Anhanguera Educacional Participacoes	73,303	1,237
Banco Bradesco ADR	22,220	392
Banco Santander Brasil ADR (A)	116,300	1,463
Centrais Eletricas Brasileiras ADR	32,079	396
Itau Unibanco Holding ADR	81,600	1,760
NET Servicos de Comunicacao ADR *	78,800	1,003
Petroleo Brasileiro ADR (A)	30,000	1,001
Porto Seguro	114,800	1,385

		10,238

Canada — 3.5%
Agrium	500	35
Bankers Petroleum *	158,600	1,015
Canadian Natural Resources	34,200	1,100
Celestica *	27,600	208
Cenovus Energy	45,200	1,216
CI Financial	6,100	113
Domtar	10,252	615
Dundee, Cl A *	6,000	64
Eldorado Gold	142,600	2,800
Fairfax Financial Holdings	700	278
Gildan Activewear *	5,700	156
Magna International, Cl A	4,200	327
Niko Resources	22,382	2,209
Pacific Rubiales Energy *	72,300	1,705
Research In Motion *	18,300	784
Silver Wheaton *	83,300	1,879
Suncor Energy	73,100	2,215
Teck Cominco, Cl B	55,620	1,860
Toronto-Dominion Bank	6,900	467

		19,046

Chile — 0.7%
Banco Santander Chile ADR	12,737	1,099
Enersis ADR	47,290	1,040
Sociedad Quimica y Minera de Chile ADR (A)	44,000	1,877

		4,016

China — 1.3%
Agricultural Bank of China, Cl H *	4,040,000	1,828
Bank of China, Cl H	2,653,000	1,333
Baoye Group, Cl H	44,000	26
China Minsheng Banking, Cl H	272,400	248

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

International Equity Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Ctrip.com International ADR *	37,041	$1,500
Ping An Insurance Group of China, Cl H	256,500	2,122
Qingling Motors, Cl H	298,000	79

		7,136

Denmark — 1.2%
A P Moeller - Maersk, Cl A	17	126
A P Moeller - Maersk, Cl B	17	128
Carlsberg, Cl B	11,915	1,126
Coloplast, Cl B	4,736	505
Novo-Nordisk, Cl B	35,910	3,090
Novozymes, Cl B	2,949	347
PER Aarsleff, Cl B	416	28
TrygVesta	27,741	1,492

		6,842

Finland — 1.0%
Elisa, Cl A	900	18
Fortum	31,237	721
Kesko, Cl B	5,499	214
Kone, Cl B	25,447	1,174
Metso	10,666	391
Nokia	3,062	26
Orion, Cl B	17,068	313
Pohjola Bank, Cl A	6,438	71
Sampo, Cl A	11,841	286
Stora Enso, Cl R	160,074	1,238
UPM-Kymmene	14,762	203
Wartsila, Cl B (A)	17,057	912

		5,567

France — 7.0%
Air Liquide	269	28
Alcatel-Lucent	354,159	916
Alstom	26,770	1,281
Arkema	4,829	202
BNP Paribas	88,912	5,579
Bureau Veritas	4,546	277
Casino Guichard Perrachon	670	54
Cegid Group	1,081	28
Christian Dior	2,876	292
Cie Generale de Geophysique- Veritas *	386	7
Cie Generale d’Optique Essilor International	1,081	66
CNP Assurances	63,264	1,077
Compagnie de St.-Gobain	8,738	323
Compagnie Generale des Etablissements Michelin, Cl B	6,611	492
Dassault Systemes	2,943	178
Eurazeo	1,578	92
Eutelsat Communications	42,493	1,532
France Telecom	16,217	331
Gaz de France	70,000	2,174
Gecina ‡	1,216	122
Groupe Eurotunnel	9,295	69
Hermes International	247	45
Ipsen	54,596	1,870
JC Decaux	5,573	133
Lagardere S.C.A.	1,180	43
Legrand	7,388	225

Description	Shares	Market Value ($ Thousands)

L’Oreal	3,630	$362
LVMH Moet Hennessy Louis Vuitton	3,317	387
Natixis	194,188	1,061
NetGem	7,913	32
Pernod-Ricard	757	59
Peugeot	53,734	1,416
PPR	1,151	150
Publicis Groupe	4,551	191
Renault	21,902	892
Safran	35,775	882
Sanofi-Aventis	55,948	3,219
Schneider Electric	45,286	4,817
SES Global	3,635	84
Societe BIC	1,358	100
Societe Generale	16,795	858
Sodexo	36,475	2,102
Technip	2,287	150
Total	31,246	1,464
Vallourec	3,497	301
Video Futur Entertainment Group *(A)	7,913	2
Vivendi	110,289	2,581

		38,546

Germany — 7.7%
Adidas	23,823	1,216
Allianz	25,385	2,612
BASF	54,298	2,873
Bayer	4,178	256
Bayerische Motoren Werke	2,210	117
Beiersdorf	780	42
Commerzbank (A)	8,789	69
Continental	5,016	304
DaimlerChrysler	20,139	982
Deutsche Bank	40,718	2,566
Deutsche Boerse	31,866	1,953
Deutsche Post	58,795	964
Deutsche Telekom	130,785	1,727
E.ON	46,412	1,310
Fresenius	2,182	155
Fresenius Medical Care	71,861	4,081
GEA Group	85,564	1,783
Hannover Rueckversicherung	12,234	544
Henkel	11,188	451
Infineon Technologies *	254,403	1,423
Linde	32,854	3,712
MAN	3,203	276
Norddeutsche Affinerie	2,100	83
RWE	8,044	528
SAP (A)	5,693	249
SAP ADR	33,000	1,437
Siemens	54,378	4,961
Suedzucker	11,278	206
ThyssenKrupp	76,906	2,111
Tognum	88,108	1,613
TUI (A)	57,873	585
Volkswagen	341	31
Wincor Nixdorf	20,325	1,185

		42,405

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

International Equity Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Greece — 0.1%
Coca Cola Hellenic Bottling	2,087	$50
Public Power	16,649	237

		287

Hong Kong — 3.1%
ASM Pacific Technology	30,200	244
Bank of East Asia	16,000	60
BOC Hong Kong Holdings	44,500	117
Cathay Pacific Airways	447,000	1,102
Cheung Kong Holdings	21,009	264
China Mobile	115,500	1,175
China Mobile ADR (A)	33,900	1,740
CLP Holdings	12,000	92
First Pacific	36,000	27
Genting Singapore *	462,000	576
Hang Lung Group	13,000	78
Hang Lung Properties	13,000	58
Hong Kong & China Gas	39,000	94
HongKong Electric Holdings	21,000	127
Hongkong Land Holdings	69,000	370
Hutchison Telecommunications Hong Kong Holdings	228,000	66
Hutchison Whampoa	138,000	1,020
Hysan Development (A)	30,635	97
Jardine Strategic Holdings	90,453	2,251
Kerry Properties	211,000	1,063
Li & Fung	84,000	426
Orient Overseas International	92,000	737
Pico Far East Holdings	202,000	36
Sun Hung Kai Properties	81,000	1,135
Swire Pacific, Cl A	228,000	2,748
Television Broadcasts	9,000	45
Vedan International Holdings	220,000	17
Wharf Holdings	78,000	420
Wheelock	215,383	622
Yue Yuen Industrial Holdings	29,000	95

		16,902

India — 0.6%
State Bank of India GDR	8,620	1,015
Tata Motors ADR (A)	96,945	2,076

		3,091

Ireland — 0.5%
Bank of Ireland	9,935	10
Experian	302,878	2,893
James Hardie Industries	3,321	16
Kerry Group, Cl A	1,440	47

		2,966

Israel — 0.9%
Bezeq Israeli Telecommunication	12,377	27
Israel Chemicals	4,203	53
Makhteshim-Agan Industries	313,462	1,079
Teva Pharmaceutical Industries	14,608	740
Teva Pharmaceutical Industries ADR	61,246	3,098

		4,997

Italy — 1.0%
Enel	435,169	2,080

Description	Shares	Market Value ($ Thousands)

ENI	27,249	$543
Mediaset	165,617	1,029
Saipem	6,815	239
Servizi Italia	2,512	17
Snam Rete Gas	30,246	141
Telecom Italia	1,238,062	1,555
Terna Rete Elettrica Nazionale	18,930	76

		5,680

Japan — 17.3%
77 Bank	45,000	224
Able	1,500	13
Access	71	96
Aeon	94,400	1,008
Airport Facilities	14,700	53
Aisin Seiki	17,200	445
Alfresa Holdings	1,900	85
All Nippon Airways	41,000	148
Amada	16,000	95
Aozora Bank	63,000	85
Arnest One	4,000	40
Asahi Breweries	12,500	236
Asahi Glass	155,000	1,513
Asahi Kasei	65,000	321
Asics	3,000	28
Astellas Pharma	29,900	1,034
Autobacs Seven	1,400	53
Bando Chemical Industries	25,000	84
BML	3,500	89
Bridgestone	157,700	2,738
Brother Industries	86,300	927
Canon	20,400	832
Central Glass	20,000	73
Central Japan Railway	128	1,033
Chiba Bank	22,000	124
Chubu Electric Power	6,300	166
Chubu Shiryo	3,000	19
Chugoku Marine Paints	7,000	48
Citizen Holdings	18,000	92
Coca-Cola Central Japan	4,200	54
Cosmo Oil	213,000	510
Dai Nippon Printing	29,000	337
Daicel Chemical Industries	127,000	779
Daido Steel	47,000	223
Daihatsu Motor	33,000	417
Dai-ichi Life Insurance	66	78
Daiichikosho	5,100	78
Daikyo (A)	225,000	316
Daito Trust Construction	3,900	224
Daiwa House Industry	44,000	413
Dena (A)	55,300	1,658
Denki Kagaku Kogyo	32,000	129
Denso	7,900	214
Dentsu (A)	13,400	306
East Japan Railway	1,600	104
EDION	17,000	117
Elpida Memory *(A)	36,900	443
FamilyMart	2,400	87
Fanuc	11,000	1,182
Fast Retailing	1,300	179
Fuji Electric Holdings	205,000	508
Fuji Heavy Industries	180,000	1,012

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

International Equity Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Fuji Media Holdings	116	$157
FUJI SOFT INC	2,400	37
FUJIFILM Holdings	41,800	1,269
Fujitsu	410,000	2,842
FuKoKu	2,800	22
Fukuoka Financial Group	27,000	108
Funai Electric	5,200	158
Geo	87	102
Gunma Bank	10,000	52
HAJIME CONSTRUCTION	4,400	121
Hanwa	65,000	235
Hino Motors	49,000	216
Hisamitsu Pharmaceutical	1,000	41
Hitachi	566,000	2,292
Hitachi Metals	3,000	32
Hokkaido Electric Power	2,000	45
Honda Motor	103,500	3,425
Hoya	4,700	104
Idemitsu Kosan	4,400	347
IHI	23,000	41
Iida Home Max	10,500	79
Imasen Electric Industrial	6,800	86
Inabata	36,200	172
Inpex	14	63
Isuzu Motors	126,000	419
IT Holdings	7,500	85
Itochu	28,900	236
Iyo Bank	2,000	17
J Front Retailing	7,000	33
Japan Real Estate Investment, Cl A ‡	4	36
Japan Retail Fund Investment, Cl A ‡	71	95
Japan Tobacco	45	140
JFE Shoji Holdings	25,000	86
Joshin Denki	7,000	66
JS Group	21,800	417
JSP	10,400	107
Jupiter Telecommunications	2,665	2,841
JX Holdings	173,670	877
Kamei	6,000	25
Kansai Electric Power	900	23
Kawasaki Heavy Industries	21,000	56
Kawasaki Kisen Kaisha	135,000	503
Kawasumi Laboratories	3,000	17
KDDI	380	1,833
Keihin Electric Express Railway	7,000	71
Kenedix	471	77
Keyence	500	104
Kinden	12,000	106
Kirin Holdings	2,000	28
Kobe Steel	133,000	276
Koito Manufacturing	3,000	42
Komatsu	10,800	219
Konica Minolta Holdings	4,500	39
Konishi	2,300	25
Kuraray	45,500	515
Kyocera	8,100	689
Makita	44,000	1,252
Marubeni	407,000	2,099
Marui Group	10,400	70

Description	Shares	Market Value ($ Thousands)

Maruichi Steel Tube	5,700	$109
McDonald’s Holdings Japan	2,800	67
Medipal Holdings	28,600	356
Millea Holdings	700	19
Minebea	23,000	106
Mitsubishi	137,200	2,941
Mitsubishi Chemical Holdings	123,000	583
Mitsubishi Electric	91,000	726
Mitsubishi Gas Chemical	7,000	38
Mitsubishi UFJ Financial Group	148,000	707
Mitsubishi UFJ Lease & Finance	2,670	95
Mitsui	72,400	942
Mitsui Chemicals	272,000	697
Mitsui Mining & Smelting	68,000	183
Mitsui OSK Lines	62,000	390
Mizuho Financial Group	643,300	988
Murata Manufacturing	2,900	138
NEC Networks & System Integration	13,300	166
NGK Spark Plug	5,000	59
NHK Spring	50,000	415
Nichii Gakkan	32,400	278
Nichireki	10,000	39
Nidec	8,000	703
Nihon Shokuhin Kako	3,000	16
Nintendo	1,400	390
Nippon Electric Glass	272,100	3,049
Nippon Express	6,000	21
Nippon Meat Packers	41,000	492
Nippon Paper Group	1,000	26
Nippon Steel Trading	24,000	65
Nippon Synthetic Chemical Industry	8,000	42
Nippon Telegraph & Telephone	72,500	3,130
Nishi-Nippon City Bank	137,000	385
Nishio Rent All	2,900	18
Nissan Motor	141,700	1,084
Nisshin Fudosan	16,700	78
Nisshin Steel	83,000	133
Nisshinbo Holdings	2,000	19
Nissin Sugar Manufacturing	11,000	23
Nitori	1,850	161
Nitto Denko	8,200	263
NOK	6,600	100
NSK	70,000	418
NTT Data	33	103
NTT DoCoMo	20	34
Obayashi	22,000	84
Obic	740	139
Odakyu Electric Railway, Cl B	3,000	28
OJI Paper	24,000	114
Olympus	800	19
Omron	16,500	351
Oracle Japan	3,300	169
Oriental Land	3,900	346
ORIX	5,740	432
Panasonic Electric Works	6,000	79
Penta-Ocean Construction	114,000	150
Rakuten	130	98
Resona Holdings (A)	79,800	791
Rinnai	1,500	89

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

International Equity Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Roland	6,800	$67
Ryoden Trading	7,000	38
S Foods	5,500	45
San-Ai Oil	16,000	65
Sankyo	30,600	1,549
Sanshin Electronics	8,000	68
Sapporo Hokuyo Holdings	230,100	1,085
Scroll	26,700	97
Sega Sammy Holdings	2,600	39
Seino Holdings	19,000	118
Sekisui Chemical	426,000	2,501
Sekisui Jushi	9,000	83
Seven & I Holdings	800	18
Shimadzu	7,000	47
Shimano	1,100	54
Shinko Shoji	800	7
Shinsei Bank (A)	303,000	231
Shiseido	23,600	531
Shizuoka Gas	10,500	66
SMC	1,800	222
Softbank	49,200	1,412
Sojitz	176,400	284
Sony	100,100	2,823
Sony Financial Holdings	67	219
Sumitomo	152,400	1,748
Sumitomo Electric Industries	44,200	475
Sumitomo Heavy Industries	74,000	343
Sumitomo Metal Mining	29,000	371
Sumitomo Mitsui Financial Group	38,900	1,158
Sumitomo Trust & Banking	5,000	27
Suzuken	1,600	55
Sysmex	2,600	165
T&K Toka	2,100	29
Tachi-S, Cl S	3,600	44
Taisei	12,000	24
Taisho Pharmaceutical	1,000	20
Takagi Securities	10,000	14
Takara Leben	21,000	105
Takashimaya	19,000	144
Takeda Pharmaceutical	18,700	860
Tanabe Seiyaku	9,000	141
TDK	7,700	403
Terumo	400	20
THK	3,100	51
Toho Gas	26,000	135
Tokyo Electric Power	4,600	134
Tokyo Electron	6,800	319
Tokyo Gas	41,000	192
Tokyu Community	1,500	42
Tomoku	20,000	47
Tomy	6,000	46
Tosei	112	36
Toshiba	4,000	19
Toshiba TEC	47,000	169
Tosoh	80,000	200
Totetsu Kogyo	13,000	76
TOTO	7,000	44
Toyo Tire & Rubber	29,000	58
Toyota Auto Body	9,000	135
Toyota Industries	4,900	123
Toyota Motor	7,700	262
Toyota Tsusho	30,600	438

Description	Shares	Market Value ($ Thousands)

Tsukishima Kikai	6,000	$38
Unicharm (A)	29,000	3,540
Unipres (A)	7,400	115
Universe	3,600	54
UNY	5,000	37
USS	1,720	127
Yahoo! Japan	1,362	491
Yakult Honsha	2,400	72
Yamada Denki	830	52
Yamaha Motor	3,800	51
Yaskawa Electric	3,000	21

		95,263

Jersey — 0.1%
Randgold Resources	3,042	284

Macau — 0.1%
Sands China *	247,200	384
Wynn Macau *	157,900	272

		656

Mexico — 0.0%
Telefonos de Mexico ADR	17,708	247

Netherlands — 6.3%
Aegon	92,370	474
Akzo Nobel	38,765	2,053
ASML Holding	38,177	955
Boskalis Westminster	6,812	255
European Aeronautic Defense and Space	53,969	1,191
Fugro	34,981	1,975
Heineken	11,598	521
Heineken Holding	5,393	208
ING Groep	403,211	3,596
Koninklijke Ahold	220,773	2,726
Koninklijke DSM	36,182	1,508
Koninklijke Philips Electronics	72,043	2,024
Koninklijke Vopak	5,180	209
Randstad Holding	4,570	170
Reed Elsevier	1,543	19
Royal Dutch Shell, Cl A	98,671	2,630
Royal Dutch Shell, Cl A (GBP)	97,099	2,586
Royal Dutch Shell, Cl B	49,586	1,272
Royal KPN	169,111	2,459
TNT	84,930	2,162
Unilever	213,018	5,722

		34,715

New Zealand — 0.1%
Fletcher Building	17,200	90
Telecom of New Zealand	348,411	503

		593

Norway — 1.1%
Aker Kvaerner	5,304	58
Atea	11,500	74
DnB	392,226	4,341
Seadrill	12,194	285
Statoil	33,552	632

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

International Equity Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Telenor	62,600	$919

		6,309

Portugal — 0.3%
Banco Espirito Santo	30,440	132
Energias de Portugal	272,697	832
Jeronimo Martins	43,279	479

		1,443

Singapore — 1.5%
CapitaMalls Asia	11,400	18
City Developments	3,000	24
CSE Global	78,000	55
DBS Group Holdings	155,000	1,588
Fraser and Neave	123,000	504
GP Batteries International	16,000	20
Ho Bee Investment	98,000	105
Jardine Cycle & Carriage	7,000	168
Keppel	21,000	139
Keppel Land	62,000	177
Oversea-Chinese Banking	300,000	1,920
SembCorp Marine	22,000	62
Singapore Airlines	114,000	1,271
Singapore Press Holdings	50,000	150
Singapore Technologies Engineering	115,000	272
Transpac Industrial Holdings	15,000	20
United Overseas Bank	14,000	193
UOL Group	131,000	386
Wheelock Properties Singapore	23,370	31
Wilmar International	37,000	171
Yangzijiang Shipbuilding Holdings	840,000	986

		8,260

South Africa — 0.3%
MTN Group	111,925	1,829

South Korea — 1.3%
Hyundai Mobis	15,365	2,781
LG Display ADR (A)	1,404	20
Samsung Electronics	2,642	1,666
Samsung SDI	6,978	978
Shinhan Financial Group	43,340	1,659

		7,104

Spain — 0.7%
Banco Bilbao Vizcaya Argentaria	12,918	156
Banco Santander Central Hispano	58,154	684
Enagas	4,167	74
Gas Natural	28,532	433
Inditex	20,334	1,361
Repsol	20,792	476
Telefonica	37,342	830

		4,014

Sweden — 2.1%
AarhusKarlshamn	2,841	56
Alfa Laval	22,125	325
Assa Abloy, Cl B	22,481	450

Description	Shares	Market Value ($ Thousands)

Atlas Copco, Cl A	50,393	$768
Atlas Copco, Cl B	22,606	311
Bilia, Cl A	6,483	90
Boliden	4,204	48
Electrolux, Cl B	45,903	887
Elekta, Cl B	22,900	663
Getinge, Cl B	16,896	340
Hennes & Mauritz, Cl B	2,386	78
Industrivarden, Cl C	36,045	416
Kinnevik Investment, Cl B	18,215	332
Millicom International Cellular	2,635	243
Modern Times Group, Cl B	3,480	201
Nordea Bank	66,266	596
Ratos, Cl B	9,307	250
Sandvik	15,948	189
Scania, Cl B	48,618	900
Skandinaviska Enskilda Banken, Cl A	104,971	656
Skanska, Cl B	21,720	335
SKF, Cl B	23,151	417
Svenska Cellulosa, Cl B	1,087	14
Svenska Handelsbanken, Cl A	64,684	1,694
Swedbank	25,010	281
Swedish Match	9,904	229
Tele2, Cl B	22,718	410
Telefonaktiebolaget LM Ericsson, Cl B	8,043	78
TeliaSonera	5,979	43
Volvo, Cl B	20,959	244

		11,544

Switzerland — 7.5%
ABB	1,454	28
Adecco	1,190	56
Aryzta	1,309	56
Clariant	8,066	104
Coltene Holding	472	25
Compagnie Financiere Richemont	20,524	799
Credit Suisse Group	90,722	3,990
Emmi	200	32
Geberit	2,183	352
Givaudan	2,836	2,713
Holcim	1,434	86
Informa	281,037	1,657
Kaba Holding	74	21
Kuehne & Nagel International	1,405	147
Nestle	123,785	6,421
Novartis	147,337	7,752
Roche Holding	31,113	4,234
Schindler Holding	10,853	1,080
SGS	1,755	2,544
Sika	130	229
Sonova Holding	3,633	466
STMicroelectronics	74,105	495
Sulzer	20,811	2,067
Swatch Group	10,635	630
Swatch Group, Cl B	2,608	841
Swiss Life Holding	741	77
Swisscom	707	275
UBS	147,866	2,505
Xstrata	28,143	444

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

International Equity Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Zurich Financial Services	4,660	$1,041

		41,167

Taiwan — 0.1%
United Microelectronics ADR (A)	241,944	622

Thailand — 0.4%
Kasikornbank	591,200	2,145

Turkey — 0.4%
Turkiye Garanti Bankasi	477,431	2,320

United Kingdom — 18.5%
3i Group	188,762	756
Admiral Group	15,158	355
Aggreko	18,913	413
Amec	161,091	2,271
Amlin	355,061	2,218
Anglo American	13,706	493
Antofagasta	115,439	1,831
ARM Holdings	94,951	535
Associated British Foods	48,492	789
AstraZeneca	82,385	4,087
Autonomy *	5,140	123
Aviva	122,255	712
Babcock International Group	33,487	260
BAE Systems	273,777	1,240
Barclays	309,290	1,437
BG Group	249,960	4,032
BHP Billiton	10,768	303
BP	522,401	3,055
British American Tobacco	47,142	1,606
British Sky Broadcasting Group	14,827	161
BT Group, Cl A	94,425	193
Bunzl	21,028	230
Burberry Group	35,768	467
Cairn Energy *	711,776	5,113
Cape *	40,705	169
Carnival	9,910	322
Centrica	43,265	216
Cobham	31,099	100
Compass Group	105,259	863
Davis Service Group PLC	60,400	353
Diageo	83,877	1,365
Education Development International	15,291	22
Eurasian Natural Resources	160,690	2,094
Fresnillo	7,753	130
GlaxoSmithKline	121,085	2,272
Healthcare Locums	18,106	39
Hogg Robinson Group	38,599	18
Home Retail Group	95,283	320
HSBC Holdings	539,582	5,308
ICAP	141,535	892
Imperial Tobacco Group	69,451	1,921
Inmarsat	27,888	287
Intercontinental Hotels Group	21,329	322
International Power	270,711	1,545
Investec	47,588	344

Description	Shares	Market Value ($ Thousands)

Johnson Matthey	1,001	$25
Kazakhmys	7,602	135
Kingfisher	1,278,884	4,020
Legal & General Group	215,993	307
Lloyds Banking Group	3,113,880	3,326
Morgan Sindall	3,027	28
Next	35,002	1,065
Old Mutual	46,576	91
Pearson	55,808	834
Petrofac	16,539	356
Prudential	70,734	615
Reckitt Benckiser Group	16,654	835
Reed Elsevier	218,275	1,758
Rexam	36,843	171
Rio Tinto	114,326	5,798
Rolls-Royce Group	77,291	658
Royal Bank of Scotland Group *	1,540,642	1,056
SABMiller	34,095	973
Sage Group	941,969	3,546
Savills	8,095	38
Schroders	6,654	140
Serco Group	30,719	275
Severn Trent	11,592	231
Shire	39,741	859
Smith & Nephew	146,866	1,224
Smiths Group	23,932	421
Standard Chartered	10,588	284
Tesco	665,373	4,162
Tomkins	51,628	257
Travis Perkins	55,327	648
Tullett Prebon	45,738	260
Tullow Oil	93,206	1,745
Unilever	46,475	1,230
United Utilities Group	16,246	143
Vedanta Resources	7,972	232
Vodafone Group	3,943,553	9,525
Whitbread	13,045	280
Willis Group Holdings	55,300	1,608
WM Morrison Supermarkets	80,864	360
WPP	77,755	772

		101,873

United States — 0.6%
AmeriCredit *	5,135	124
BGC Partners, Cl A	8,210	42
Buckeye Technologies	3,802	45
Capital One Financial	7,071	268
Central Garden and Pet *	4,700	44
Clearwater Paper *	1,900	129
Eli Lilly	46,518	1,561
Gladstone Capital	3,886	41
Horace Mann Educators	15,621	256
JPMorgan Chase	7,812	284
Kemet *	11,358	31
M&F Worldwide *	1,500	35
Omnova Solutions *	5,400	33
Pre-Paid Legal Services *(A)	1,600	87
RAIT Financial Trust‡ *(A)	64,752	87

		3,067

Total Common Stock (Cost $520,231) ($ Thousands)		529,805

7	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

International Equity Fund

August 31, 2010

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

PREFERRED STOCK — 0.5%

Germany — 0.5%
Draegerwerk	1,189	$94
Fresenius	4,583	327
Henkel	38,957	1,837
KSB	173	105
STO	300	28
Volkswagen	3,075	307

Total Preferred Stock (Cost $2,657) ($ Thousands)		2,698

WARRANTS — 0.3%

India — 0.3%
Shriram Transport Finance, Expires 2014 *(E)	100,799	1,530

Total Warrants (Cost $1,287) ($ Thousands)		1,530

U.S. TREASURY OBLIGATION (B)(C) — 0.6%
U.S. Treasury Bill
0.035%, 12/16/10	$3,267	3,266

Total U.S. Treasury Obligation (Cost $3,265) ($ Thousands)		3,266

CASH EQUIVALENT — 1.4%

United States — 1.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.200%**†	7,452,182	7,452

Total Cash Equivalent (Cost $7,452) ($ Thousands)		7,452

AFFILIATED PARTNERSHIP — 3.0%

United States — 3.0%
SEI Liquidity Fund, L.P.,
0.250%**†(D)	17,357,181	16,595

Total Affiliated Partnership (Cost $17,357) ($ Thousands)		16,595

Total Investments — 102.0% (Cost $552,249)($ Thousands) ††		$561,346

A summary of the open futures contracts held by the Fund at August 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	183	Sep-2010	$81
FTSE Index	58	Sep-2010	196
Hang Seng Index	3	Sep-2010	(4)
Nikkei 225 Index	8	Sep-2010	(25)
SPI 200 Index	12	Sep-2010	26
Topix Index	30	Sep-2010	(36)

			$238

For the period ended August 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at August 31, 2010, is as follows:

Maturity Date	Currency to Deliver ($ Thousands)		Currency to Receive ($ Thousands)		Unrealized\ Appreciation (Depreciation) ($ Thousands)
9/1/10	USD	1,379	JPY	117,067	$15
9/7/10-11/13/10	JPY	249,712	USD	2,969	(5)

					$10

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at August 31, 2010, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Chase Manhattan	$(1,379)	$1,394	$15
Brown Brothers Harriman	(2,974)	2,969	(5)

			$10

Percentages are based on a Net Assets of $550,501 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

††	At August 31, 2010, the tax basis cost of the Fund’s investments was $552,249 ($ Thousands), and the unrealized appreciation and depreciation were $35,542 ($ Thousands) and $(26,445)($ Thousands), respectively.

(A)	This security or a partial position of this security is on loan at August 31, 2010. The total value of securities on loan at August 31, 2010 was $15,462 ($ Thousands).

(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2010 was $ 16,595 ($ Thousands)

(E)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

8	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

International Equity Fund

August 31, 2010

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and London Stock Exchange

GBP — Great British Pounds

GDR — Global Depositary Receipt

JPY — Japanese Yen

L.P. — Limited Partnership

PLC — Public Limited Company

SPI — Stock Price Index

USD — U.S. Dollars

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$529,805	$—	$—	$529,805
Preferred Stock	2,698	—	—	2,698
Warrants	—	1,530	—	1,530
U.S. Treasury Obligation	—	3,266	—	3,266
Cash Equivalent	7,452	—	—	7,452
Affiliated Partnership	—	16,595	—	16,595

Total Investments in Securities	$539,955	$21,391	$—	$561,346

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$238	$—	$—	$238
Forwards Contracts*	—	10	—	10

Total Other Financial Instruments	$238	$10	$—	$248

*	Futures contracts and forwards contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2010, the transfers out of Level 1 and into Level 2 were $ — ($ Thousands) and the transfers out of Level 2 into Level 1 were $109,092 ($ Thousands). The transfers were related to the fair value of certain international securities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

9	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.2%

Argentina — 0.0%
Tenaris ADR	30,999	$1,043

Australia — 3.0%
Aditya Birla Minerals *	166,691	130
Amcor	122,000	732
Australia & New Zealand Banking Group ADR	741,400	14,991
Australia & New Zealand Banking Group	78,925	1,587
Beach Energy	1,020,311	595
Bendigo Bank	79,124	594
BGP Holdings *	239,898	—
BHP Billiton	695,641	22,940
Caltex Australia	736,843	7,372
Coal & Allied Industries	3,073	267
Coca-Cola Amatil	286,676	3,044
Commonwealth Bank of Australia	13,290	595
Fairfax Media (A)	377,445	484
Fortescue Metals Group *	328,176	1,367
ING Industrial Fund ‡	668,652	271
Intoll Group	212,813	279
Lend Lease Group	142,059	878
National Australia Bank	89,441	1,847
New Hope (A)	252,430	1,040
OneSteel	1,108,006	2,840
Orica	62,078	1,384
Origin Energy	219,141	2,974
OZ Minerals *	1,955,167	2,123
Rio Tinto	299,850	18,706
Santos	733,847	9,275
SP AusNet, Cl Miscellaneous	1,290,947	919
Stockland ‡	905,928	3,177
Straits Resources	49,151	66
Suncorp-Metway	149,842	1,114
TABCORP Holdings	80,003	455
Telstra ADR (A)	1,087,700	13,346
Westfield Group ‡	367,123	4,087

		119,479

Austria — 0.1%
IMMOFINANZ	288,780	947
OMV	25,031	809
Voestalpine	36,969	1,100

		2,856

Belgium — 0.8%
Delhaize Group (A)	11,030	742
Delhaize Group ADR	321,500	21,527
D’ieteren	1,877	885
InBev	147,733	7,707
KBC Groep	37,005	1,541
Telenet Group Holding	36,613	1,096

		33,498

Description	Shares	Market Value ($ Thousands)

Bermuda — 1.1%
Axis Capital Holdings	472,600	$14,594
Catlin Group	110,899	560
Frontline	246,400	6,530
RenaissanceRe Holdings	389,700	22,131

		43,815

Brazil — 4.0%
Banco Bradesco ADR (A)	784,400	13,829
Banco do Brasil	120,182	1,945
BM&F Bovespa SA	2,071,700	15,060
Cia de Saneamento Basico do Estado de Sao Paulo ADR (A)	745,795	28,340
Cia Paranaense de Energia ADR (A)	1,025,600	22,809
Cia Vale do Rio Doce	272,900	7,255
Empresa Brasileira de Aeronautica ADR	263,500	6,532
Empresa Brasileira de Aeronautica	259,600	1,582
Fleury	212,700	2,613
Hypermarcas *	216,000	2,850
Iguatemi Empresa de Shopping Centers	125,000	2,441
Julio Simoes Logistica *	270,600	1,311
Lojas Renner	98,400	3,226
Natura Cosmeticos	455,000	11,108
Petroleo Brasileiro	439,900	7,371
Petroleo Brasileiro ADR (A)	769,400	25,660
SLC Agricola	201,367	1,847
Totvs	23,700	1,757
Wilson Sons, Cl BDR	110,980	1,462

		158,998

Canada — 6.7%
Agrium	264,700	18,418
Alimentation Couche Tard, Cl B	31,930	685
Bank of Montreal (A)	142,425	7,867
Bank of Nova Scotia	118,300	5,686
Barrick Gold	100,000	4,684
BCE (A)	66,600	2,084
Brookfield Asset Management, Cl A	131,194	3,376
Brookfield Properties (A)	118,700	1,701
Canadian Imperial Bank of Commerce (A)	56,100	3,814
Canadian National Railway	444,428	27,119
Canadian Natural Resources	725,800	23,346
Canadian Pacific Railway	67,400	3,970
Canadian Tire, Cl A	9,700	503
Cascades	32,900	195
Celestica *	85,800	647
Cenovus Energy	93,219	2,508
Centerra Gold	109,500	1,537
CGI Group, Cl A *	338,909	4,685
Domtar (A)	59,590	3,577
Dorel Industries, Cl B	33,200	1,090
Eldorado Gold	21,600	424
Empire, Cl A	10,300	526
Enbridge	94,580	4,705

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

EnCana (A)	386,513	$10,602
Ensign Energy Services	6,000	65
Fairfax Financial Holdings	3,800	1,507
Franco-Nevada	10,800	322
George Weston	9,982	764
Gildan Activewear *	140,298	3,848
IAMGOLD	96,832	1,816
IESI-BFC	28,500	675
Intact Financial	6,800	283
Loblaw	10,900	445
Lundin Mining *	471,200	1,874
Magna International, Cl A (A)	158,480	12,334
Manulife Financial (A)	48,400	539
MDS *	47	—
Metro, Cl A (A)	56,300	2,383
National Bank of Canada	12,600	728
Nexen	756,543	14,005
Norbord *	48,403	506
Northgate Minerals *	241,700	730
Onex	58,200	1,532
Pacific Rubiales Energy *	50,458	1,190
Petrobank Energy & Resources *	43,300	1,501
Potash Corp of Saskatchewan	80,750	11,890
Potash Saskatchewan	30,500	4,491
Quebecor, Cl B	24,700	754
Research In Motion *	187,633	8,042
Rogers Communications, Cl B (A)	135,700	4,710
Royal Bank of Canada (A)	21,900	1,047
Saputo	72,000	2,291
SEMAFO *	97,100	796
Sherritt International	154,100	990
Sino-Forest, Cl A *	55,463	955
SXC Health Solutions *	2,500	196
Teck Cominco, Cl B	128,703	4,305
Tesco ADR	23,996	238
Toronto-Dominion Bank (A)	381,598	25,787
Transat AT, Cl B *	300	3
TransCanada	208,800	7,442
West Fraser Timber	12,000	417
Yamana Gold	1,454,600	14,709
Yellow Pages Income Fund (A)	80,540	390

		270,249

Chile — 0.1%
Banco Santander Chile ADR	7,648	660
Enersis ADR	109,089	2,400
ENTEL Chile	140,414	2,257

		5,317

China — 2.3%
Air China, Cl H	2,582,000	2,755
AirMedia Group ADR *	202,106	738
Ajisen China Holdings	1,795,909	2,692
China Construction Bank, Cl H	8,649,000	7,138
China Life Insurance, Cl H	1,734,000	6,621
China Merchants Bank, Cl H (A)	6,087,150	15,690
China Petroleum & Chemical, Cl H	8,260,000	6,541
China Railway Construction, Cl H	1,086,500	1,386
China Telecom, Cl H	1,710,000	827
Dongfeng Motor Group, Cl H	1,846,000	2,867

Description	Shares	Market Value ($ Thousands)

Industrial & Commercial Bank of China	21,044,000	$15,286
Luthai Textile	142,800	122
Mindray Medical International ADR	80,060	2,162
Shanghai Friendship Group, Cl B	241,620	348
Sinopharm Group, Cl H	2,506,786	9,555
Tingyi Cayman Islands Holding	1,234,000	3,119
Yangzijiang Shipbuilding Holdings	5,386,000	6,321
Yanzhou Coal Mining ADR	328,200	6,764
Zhuzhou CSR Times Electric, Cl H	1,109,000	2,880

		93,812

Cyprus — 0.0%
Eurasia Drilling GDR	57,349	1,136

Czech Republic — 0.1%
CEZ	49,926	2,099
Komercni Banka	8,077	1,563

		3,662

Denmark — 1.3%
A P Moeller - Maersk, Cl A	12	89
A P Moeller - Maersk, Cl B	72	544
Carlsberg, Cl B	81,958	7,745
Coloplast, Cl B	24,295	2,592
Danisco	41,892	3,032
Novo-Nordisk, Cl B	373,307	32,123
Vestas Wind Systems *	198,701	7,436

		53,561

Egypt — 0.1%
Egyptian Financial Group-Hermes Holding	485,580	2,460
Orascom Construction Industries	35,098	1,549

		4,009

Finland — 1.0%
Fortum	169,444	3,913
Kone, Cl B	92,891	4,284
Metso	39,901	1,462
Nokia ADR (A)	811,800	6,949
Orion, Cl B	72,496	1,329
Sampo, Cl A	360,914	8,720
Stora Enso, Cl R	1,156,012	8,941
UPM-Kymmene	435,557	5,995

		41,593

France — 5.6%
Air Liquide	153,076	15,965
Arkema	62,788	2,622
BNP Paribas	358,589	22,500
Bureau Veritas	14,534	887
Casino Guichard Perrachon	6,131	498
Christian Dior	6,157	625
Compagnie de St.-Gobain	31,142	1,149
Compagnie Generale des Etablissements Michelin, Cl B	16,992	1,266
Dassault Systemes	36,759	2,223
Eutelsat Communications	29,895	1,078
Fonciere Des Regions‡	2,578	241

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

France Telecom (A)	23,178	$473
France Telecom ADR (A)	1,020,400	20,714
Havas	378,721	1,742
Lafarge	175,873	8,126
Lagardere S.C.A.	29,160	1,054
Legrand	1,256	38
L’Oreal	3,050	304
LVMH Moet Hennessy Louis Vuitton	179,678	20,957
Natixis	810,869	4,432
Neopost	3,722	264
Pernod-Ricard	4,662	366
Peugeot	321,328	8,466
PPR	17,605	2,299
Publicis Groupe	137,200	5,763
Renault	135,321	5,514
Rhodia	375,418	7,076
Safran	316,785	7,807
Sanofi-Aventis	276,326	15,899
Schneider Electric	82,076	8,730
SEB	8,776	647
SES Global	19,637	452
Societe Generale	131,658	6,723
Sodexo	4,274	246
Technip ADR	222,600	14,580
Technip	29,041	1,908
Total	197,753	9,267
Valeo	163,159	5,711
Vallourec	16,018	1,380
Vinci	46,000	2,024
Vivendi	612,578	14,333

		226,349

Germany — 4.9%
Adidas	81,832	4,177
ADVA Optical Networking *	49,708	267
Allianz	174,260	17,926
BASF	455,925	24,126
Bayer	29,952	1,834
Bayerische Motoren Werke	51,086	2,705
Bilfinger Berger	24,216	1,448
Continental	51,402	3,116
DaimlerChrysler	177,984	8,678
Deutsche Bank	395,603	24,928
Deutsche Lufthansa	79,908	1,265
Deutsche Post	276,203	4,530
Deutsche Telekom	803,198	10,606
E.ON	51,538	1,454
Fresenius Medical Care	237,246	13,472
Hannover Rueckversicherung	79,639	3,543
Henkel	4,825	194
Infineon Technologies *	1,291,069	7,222
Lanxess	31,474	1,378
Linde	13,141	1,485
MAN	12,536	1,082
Merck KGaA	1,981	173
Metro	26,966	1,377
MTU Aero Engines Holding	30,040	1,676
Norddeutsche Affinerie	38,588	1,537
RWE	25,450	1,672
SAP	566,005	24,786
Siemens ADR (A)	151,800	13,742

Description	Shares	Market Value ($ Thousands)

Siemens	133,999	$12,225
Suedzucker (A)	122,611	2,242
TUI (A)	146,226	1,479
Volkswagen	1,351	123

		196,468

Greece — 0.0%
OPAP	31,790	483
Public Power	57,700	823

		1,306

Guernsey — 0.2%
Amdocs *	355,200	9,317

Hong Kong — 2.8%
ASM Pacific Technology	115,600	935
Chaoda Modern Agriculture	3,378,000	2,519
Cheung Kong Holdings	42,000	529
China Dongxiang Group	4,322,000	2,278
China Mobile	2,375,500	24,172
CLP Holdings	1,171,000	8,965
CNOOC	14,128,000	24,411
First Pacific	1,406,000	1,047
Genting Singapore *	1,933,000	2,411
GOME Electrical Appliances Holdings	10,229,300	3,104
Hong Kong & China Gas	42,000	101
Hong Kong Exchanges and Clearing	968,200	15,173
Hongkong Land Holdings	372,007	1,998
Huabao International Holdings	3,481,000	5,084
Hutchison Telecommunications Hong Kong Holdings	1,170,000	338
Hutchison Whampoa	253,450	1,874
Hysan Development (A)	43,000	136
Jardine Matheson Holdings	4,400	191
Jardine Strategic Holdings	29,000	721
Midland Holdings	720,000	574
New World Development	1,329,000	2,132
Orient Overseas International	130,500	1,045
Polytec Asset Holdings	1,560,000	253
RCG Holdings *	137,229	88
Sun Hung Kai Properties	132,000	1,850
Swire Pacific, Cl A	39,500	476
TPV Technology	1,266,000	755
Wharf Holdings	862,342	4,639
Wheelock	393,270	1,135
Yue Yuen Industrial Holdings	715,000	2,344

		111,278

Hungary — 0.2%
MOL Hungarian Oil and Gas	18,064	1,678
OTP Bank	206,777	4,382

		6,060

India — 1.4%
Allahabad Bank	609,253	2,707
Andhra Bank	400,782	1,294
Axis Bank	24,339	689
Bank of India	204,388	1,922

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Cairn India *	433,067	$3,062
Dena Bank (A)	255,022	557
HDFC Bank	158,670	7,199
ICICI Bank	75,002	1,559
IDBI Bank	593,756	1,534
India Cements	862,364	1,962
Indian Bank	87,100	460
Indian Overseas Bank	346,850	919
Infosys Technologies	81,582	4,707
LIC Housing Finance	76,071	1,945
Nagarjuna Construction	559,244	1,837
Oil & Natural Gas	34,441	979
Oriental Bank of Commerce	270,872	2,444
Power Finance	388,746	2,885
Reliance Infrastructure	86,820	1,849
Sesa Goa *	88,410	597
Sonata Software	73,006	66
State Bank of India GDR	4,006	472
State Bank of India	182,515	10,734
UCO Bank	323,974	767
Union Bank of India	208,955	1,461
Vijaya Bank	396,817	666
Welspun	439,556	2,178
Zuari Industries	8,087	120

		57,571

Indonesia — 0.5%
Astra International	1,104,500	5,819
Bank Mandiri	5,352,000	3,495
Bank Negara Indonesia Persero	3,295,000	1,267
Bank Rakyat Indonesia	2,186,500	2,251
Gudang Garam	42,000	183
HM Sampoerna	17,500	38
Indocement Tunggal Prakarsa	1,657,920	3,239
Telekomunikasi Indonesia	3,355,000	3,212

		19,504

Ireland — 1.0%
Accenture, Cl A	184,200	6,742
Covidien	567,800	20,066
CRH ADR (A)	748,900	11,735

		38,543

Israel — 1.1%
Bank Hapoalim *	1,380,018	5,643
Bank Leumi Le-Israel	405,369	1,678
Check Point Software Technologies *(A)	87,880	3,066
Israel Discount Bank, Cl A *	1,137,803	2,011
Teva Pharmaceutical Industries	14,485	733
Teva Pharmaceutical Industries ADR	620,591	31,390

		44,521

Italy — 1.2%
Banca Intesa	2,766,592	7,788
Enel	3,673,300	17,554
ENI	164,634	3,279
Indesit	34,599	334
Mediaset	143,200	890
Parmalat	3,511,796	8,476

Description	Shares	Market Value ($ Thousands)

Saipem	53,916	$1,893
Snam Rete Gas	116,189	540
Telecom Italia	4,015,256	4,921
Terna Rete Elettrica Nazionale	265,875	1,072

		46,747

Japan — 10.9%
77 Bank	155,000	772
Aeon	251,600	2,688
Aeon Fantasy	5,000	48
Aisin Seiki	20,900	541
Alfresa Holdings	22,000	981
Aozora Bank	155,000	209
Arnest One	58,500	591
Asahi Breweries	77,200	1,457
Asahi Glass (A)	999,000	9,756
Asahi Kasei	512,000	2,531
Astellas Pharma	220,500	7,623
Bank of Yokohama	467,744	2,033
Bridgestone	35,100	609
Brother Industries	88,900	955
Canon	375,616	15,321
Central Japan Railway	541	4,368
Chiba Bank	284,574	1,603
Cosmo Oil	268,000	641
Daicel Chemical Industries	779,219	4,779
Daido Steel	39,000	185
Dai-ichi Life Insurance	5,940	7,024
Daiichi Sankyo	24,200	484
Daiichikosho	23,200	357
Daikyo (A)	963,000	1,353
Daito Trust Construction	58,100	3,335
Daiwa House Industry	339,000	3,182
Dena (A)	212,100	6,360
Denki Kagaku Kogyo	170,000	684
Denso	71,200	1,932
Disco	20,906	1,045
EDION (A)	125,700	867
Eisai	45,900	1,656
Elpida Memory *(A)	24,500	294
Fanuc (A)	182,600	19,615
Fuji Electric Holdings	527,000	1,305
Fuji Heavy Industries	1,117,000	6,279
Fuji Heavy Industries ADR	134,600	7,481
FUJIFILM Holdings	133,400	4,051
Fujitsu ADR (A)	221,700	7,731
Fujitsu	1,426,000	9,883
Fukuoka Financial Group	104,000	416
Gunma Bank	18,000	93
Hanwa	90,000	326
Hino Motors	235,000	1,035
Hitachi (A)	5,367,000	21,731
Honda Motor	87,170	2,885
Idemitsu Kosan	32,300	2,546
IHI	763,000	1,354
Inpex	207	937
Isuzu Motors	106,000	352
IT Holdings	29,900	338
Itochu Techno-Solutions	20,400	665
JFE Holdings	62,406	1,844
JS Group	4,400	84
JSR	80,200	1,182

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

JX Holdings	908,760	$4,589
Kaken Pharmaceutical	85,000	921
Kewpie	40,600	514
Keyence	16,300	3,380
Kinden	13,000	115
Kobe Steel	611,000	1,266
Komatsu	807,500	16,396
K’s Holdings	110,300	2,384
Kuraray	121,500	1,376
Kyocera	43,200	3,673
Lintec	5,600	114
Maeda Road Construction	71,000	512
Marubeni	2,377,819	12,261
Maruichi Steel Tube	10,100	192
Medipal Holdings	159,500	1,987
Millea Holdings	81,800	2,196
Minebea	134,000	618
Miraca Holdings	50,400	1,689
Mitsubishi	173,166	3,712
Mitsubishi Chemical Holdings	365,000	1,730
Mitsubishi Electric	344,000	2,745
Mitsubishi UFJ Financial Group (A)	4,006,786	19,134
Mitsui	492,800	6,415
Mitsui ADR	52,300	13,441
Mitsui Chemicals	1,465,000	3,751
Mitsui Mining & Smelting	422,000	1,136
Mitsui OSK Lines (A)	1,004,000	6,313
Mitsui Trust Holdings	220,000	781
Mizuho Financial Group	2,703,000	4,152
Murata Manufacturing	3,500	166
Nagase	53,000	574
NEC Networks & System Integration	39,800	496
NHK Spring	131,000	1,087
Nichii Gakkan	33,900	291
Nidec	26,700	2,347
Nippo	62,000	407
Nippon Electric Glass	155,000	1,737
Nippon Flour Mills	78,000	403
Nippon Light Metal	524,000	836
Nippon Meat Packers	210,000	2,523
Nippon Paper Group	76,500	1,988
Nippon Steel	217,000	716
Nippon Telegraph & Telephone	407,000	17,570
Nishi-Nippon City Bank	265,000	745
Nissan Motor	808,680	6,183
Nitori	1,650	144
Nitto Denko	113,400	3,638
Nojima	3,545	23
Noritsu Koki	8,200	46
NSK	213,000	1,271
NTT Data	447	1,399
NTT DoCoMo	2,401	4,066
Obic	2,890	544
Omron	67,100	1,428
Oriental Land	13,800	1,224
ORIX	55,770	4,198
Osaka Gas	260,000	981
Resona Holdings (A)	362,300	3,590
Saizeriya	56,700	1,105
Sapporo Hokuyo Holdings	290,300	1,369

Description	Shares	Market Value ($ Thousands)

Sega Sammy Holdings	119,300	$1,772
Seika	23,000	50
Seino Holdings	165,000	1,028
Shinsei Bank (A)	711,000	542
Shiseido	80,800	1,817
Showa Shell Sekiyu	68,300	495
SMC	22,800	2,813
Softbank	169,300	4,861
Sojitz	1,141,600	1,835
Sony	234,700	6,619
Sumitomo	379,711	4,355
Sumitomo Electric Industries	206,300	2,219
Sumitomo Heavy Industries	441,760	2,046
Sumitomo Metal Mining	62,000	794
Sumitomo Mitsui Financial Group (A)	238,909	7,116
Sumitomo Trust & Banking	178,000	947
Suzuken	3,100	107
Takeda Pharmaceutical	74,000	3,402
Takefuji (A)	337,950	813
TDK	39,516	2,071
Toagosei	190,000	720
Tokyo Electron	22,500	1,056
Tokyo Energy & Systems	14,000	96
Tokyo Gas	486,000	2,269
Tokyo Tekko	30,000	64
Toshiba TEC	168,000	602
Toyo Seikan Kaisha	90,300	1,438
Toyota Industries	11,400	287
Toyota Motor (A)	405,206	13,801
Toyota Tsusho	49,300	706
Unicharm (A)	25,100	3,064
Warabeya Nichiyo	6,500	77
Watabe Wedding	7,955	83
West Japan Railway	373	1,386
Yahoo! Japan	6,371	2,295
Yamada Denki	16,410	1,022
Yokohama Rubber	153,000	703
Zeon	504,000	3,397

		437,753

Kazakhstan — 0.1%
KazMunaiGas Exploration Production GDR	109,447	1,931

Macau — 0.1%
Sands China *	580,400	901
Wynn Macau*	598,800	1,033

		1,934

Malaysia — 0.5%
Affin Holdings (F)	236,400	230
Axiata Group *(F)	2,627,700	3,714
CIMB Group Holdings (F)	4,392,000	10,860
EON Capital *(F)	119,600	264
Hong Leong Bank (F)	293,133	822
Hong Leong Financial Group (F)	94,700	261
Malayan Banking (F)	341,000	907
Proton Holdings *(F)	131,700	192
Public Bank (F)	152,464	584
RHB Capital (F)	764,700	1,609

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Telekom Malaysia (F)	2,081,500	$2,337

		21,780

Mexico — 1.7%
Alfa, Cl A	150,804	1,030
America Movil, Ser L	7,245,074	16,993
America Movil ADR, Ser L (A)	251,150	11,711
Bolsa Mexicana de Valores *	903,185	1,420
Coca-Cola Femsa ADR (A)	204,900	15,382
Grupo Financiero Banorte, Ser O	576,359	2,068
Grupo Lamosa *	17,900	17
Grupo Televisa	519,013	1,926
Telefonos de Mexico	436,600	305
Urbi Desarrollos Urbanos *	967,216	1,824
Wal-Mart de Mexico	5,848,500	13,295

		65,971

Netherlands — 3.3%
Aegon	414,196	2,126
Akzo Nobel	27,726	1,468
ArcelorMittal	101,433	2,968
ASML Holding	41,086	1,027
CSM	25,253	658
European Aeronautic Defense and Space (A)	254,525	5,617
Heineken	58,155	2,612
Heineken Holding	2,652	103
ING Groep	1,795,294	16,013
Koninklijke Ahold	433,395	5,351
Koninklijke DSM	211,337	8,809
Koninklijke Philips Electronics	388,653	10,922
Nutreco Holding	25,359	1,476
Royal Dutch Shell ADR, Cl A (A)	389,100	20,642
Royal Dutch Shell, Cl B	293,212	7,519
Royal Dutch Shell, Cl A	633,149	16,878
Royal Dutch Shell, Cl A (GBP)	425,456	11,332
Royal KPN	600,059	8,725
Unilever	252,691	6,788

		131,034

Netherlands Antilles — 0.3%
Schlumberger (A)	215,250	11,479

New Zealand — 0.0%
Telecom of New Zealand	1,145,450	1,653

Norway — 1.0%
DnB	590,454	6,534
Marine Harvest (A)	5,142,521	3,932
Statoil ADR	1,077,300	20,189
Statoil (A)	316,924	5,967
Telenor	206,656	3,034

		39,656

Pakistan — 0.0%
Pakistan Telecommunication	1,439,600	315

Description	Shares	Market Value ($ Thousands)

Panama — 0.2%

Copa Holdings, Cl A	140,700	$6,863

Peru — 0.1%
Credicorp	49,947	5,257

Poland — 0.2%
Bank Zachodni WBK	13,272	792
Getin Holding*	185,131	565
KGHM Polska Miedz	89,408	3,037
Netia*	107,362	164
Polski Koncern Naftowy Orlen	291,574	3,603

		8,161

Portugal — 0.2%
Energias de Portugal	1,196,053	3,648
Inapa-Invest Particip Gesta*	122,900	74
Jeronimo Martins	179,473	1,988
Portugal Telecom	120,865	1,420

		7,130

Russia — 0.4%
Alliance Oil *	129,628	1,516
Globaltrans Investment GDR	129,384	1,773
LSR Group GDR *	209,551	1,672
Lukoil ADR	66,874	3,534
Magnit GDR	88,264	1,720
Magnitogorsk Iron & Steel Works GDR	267,691	2,969
Mobile Telesystems ADR	147,804	3,083

		16,267

Singapore — 0.9%
CapitaCommercial Trust ‡	1,227,527	1,269
CapitaMall Trust ‡	556,217	796
DBS Group Holdings	398,261	4,080
Fraser and Neave	93,000	381
Jardine Cycle & Carriage	51,144	1,228
Keppel Land	291,000	833
Oversea-Chinese Banking	487,000	3,117
SembCorp Marine	220,000	619
Singapore Airlines	392,027	4,370
United Overseas Bank	155,000	2,142
United Overseas Bank ADR	550,300	15,188
UOB-Kay Hian Holdings	82,000	89
UOL Group	436,000	1,284

		35,396

South Africa — 1.0%
ABSA Group	142,490	2,381
African Bank Investments	405,079	1,779
Barloworld	200,937	1,166
Group	232,092	3,792
Harmony Gold Mining	201,635	2,090
Impala Platinum Holdings	173,585	4,095
Life Healthcare Group Holdings	640,141	1,144
Mondi	247,989	1,816
Mr Price Group	264,975	1,775
Sasol ADR (A)	542,100	20,437

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Telkom	114,662	$522

		40,997

South Korea — 3.4%
Daewoo Shipbuilding & Marine Engineering	86,860	1,688
Hana Financial Group	282,130	7,260
Hyundai Motor	167,655	19,788
Hyundai Steel	43,625	3,930
Kia Motors	369,730	9,498
KISCO Holdings	4,036	168
KT	116,690	4,268
LG	109,573	7,860
LG Chemical	12,630	3,634
LG Electronics	13,177	1,060
LG Hausys	1,304	101
LG.Philips LCD	204,460	5,679
MegaStudy	8,276	1,194
POSCO ADR (A)	140,000	14,134
Samsung Electronics	45,844	28,908
Shinhan Financial Group	80,610	3,086
Shinsegae	5,794	2,788
SK Holdings	51,809	3,976
SK Telecom ADR (A)	897,800	14,383
Woori Finance Holdings	347,520	3,899

		137,302

Spain — 1.1%
Banco Bilbao Vizcaya Argentaria ADR (A)	1,143,800	13,794
Banco Bilbao Vizcaya Argentaria (A)	149,553	1,809
Banco Pastor	160	1
Banco Santander Central Hispano	479,859	5,639
Criteria Caixacorp (A)	152,895	720
Gas Natural	88,514	1,343
Inditex	49,261	3,296
Repsol	44,355	1,016
Telefonica	782,922	17,413

		45,031

Sweden — 1.8%
Alfa Laval	127,790	1,876
Assa Abloy, Cl B	17,102	343
Atlas Copco, Cl A	262,769	4,007
Billerud	58,221	335
Electrolux, Cl B	284,561	5,502
Elekta, Cl B	40,624	1,176
Hennes & Mauritz, Cl B	535,734	17,576
Millicom International Cellular	837	77
Nordea Bank	395,324	3,553
Scania, Cl B	117,592	2,176
Skandinaviska Enskilda Banken, Cl A	495,733	3,100
SKF, Cl B	38,692	697
Svenska Cellulosa, Cl B	208,941	2,787
Svenska Cellulosa ADR	1,031,600	13,648
Svenska Handelsbanken, Cl A	28,912	757
Tele2, Cl B	214,064	3,863
Telefonaktiebolaget LM Ericsson, Cl B	249,573	2,428

Description	Shares	Market Value ($ Thousands)

TeliaSonera	341,187	$2,460
Volvo, Cl B	388,473	4,517

		70,878

Switzerland — 5.0%
Adecco	38,630	1,804
Aryzta	27,175	1,166
Clariant	186,400	2,401
Compagnie Financiere Richemont	48,769	1,898
Credit Suisse Group	16,041	705
EGL	83	59
Julius Baer Group	225,754	7,973
Logitech International *(A)	387,449	5,766
Nestle	774,633	40,183
Novartis	720,832	37,925
Roche Holding	193,760	26,370
Schindler Holding	37,442	3,737
Sika	447	786
STMicroelectronics	696,043	4,653
STMicroelectronics (EUR) (A)	190,403	1,268
Swatch Group	25,128	1,489
Swatch Group, Cl B	25,435	8,198
Swiss Life Holding	1,772	185
Temenos Group *(A)	28,143	724
UBS	1,006,624	17,055
Xstrata	126,199	1,990
Zurich Financial Services ADR	1,014,600	22,595
Zurich Financial Services	52,885	11,808

		200,738

Taiwan — 1.6%
Acer	668,627	1,568
Asia Polymer	531,600	454
Cathay Financial Holding	1,252,900	1,803
Chang Hwa Commercial Bank	2,193,000	1,246
Chinatrust Financial Holding	2,888,063	1,618
Chunghwa Telecom	724,000	1,480
CMC Magnetics *	1,730,000	423
Coretronic	183,000	245
Elitegroup Computer Systems	704,000	234
Far Eastern Textile	1,503,194	1,755
Fubon Financial Holding	4,407,675	5,139
High Tech Computer	605,432	11,056
HON HAI Precision Industry	1,072,400	3,783
Hwa Fong Rubber *	616,000	223
Long Bon International	488,000	189
MediaTek	255,620	3,483
Mega Financial Holding	1,349,000	815
Prime View International	1,838,000	2,723
Siliconware Precision Industries ADR	1,490,700	6,664
Taishin Financial Holding	1,584,730	648
Taiwan Fertilizer	753,000	2,304
Taiwan Semiconductor Manufacturing	5,116,925	9,408
United Microelectronics	4,159,000	1,688
United Microelectronics ADR (A)	1,211,600	3,114
Yageo *	1,423,000	557

		62,620

7	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Thailand — 0.7%
Bangkok Bank	1,324,700	$6,244
Bangkok Bank NVDR	431,100	2,032
Bank of Ayudhya	4,743,100	3,304
Bumrungrad Hospital	1,198,400	1,225
Glow Energy	1,341,755	1,887
Kasikornbank	1,703,900	5,907
Krung Thai Bank	6,025,900	2,773
Siam Commercial Bank	781,500	2,378
Thai Airways International	719,300	862
Thanachart Capital	695,600	767
Total Access Communication	502,200	746

		28,125

Turkey — 1.1%
Arcelik	553,608	2,636
Cimsa Cimento Sanayi VE Tica	245,301	1,522
Ford Otomotiv Sanayi	190,226	1,462
Haci Omer Sabanci Holding	990,068	4,486
KOC Holding	592,881	2,316
Tekfen Holding	536,646	1,973
Tupras Turkiye Petrol Rafine	65,666	1,477
Turkcell Iletisim Hizmet	340,851	2,160
Turkcell Iletisim Hizmet ADR	481,300	7,628
Turkiye Garanti Bankasi	2,761,506	13,419
Turkiye Sinai Kalkinma Bankasi	1,782,379	2,551
Turkiye Vakiflar Bankasi Tao, Cl D	1,202,317	3,269

		44,899

United Kingdom — 15.1%
3i Group	804,951	3,224
Acergy	116,978	1,800
Aggreko	254,138	5,543
Amlin	201,360	1,258
Anglo American	127,272	4,577
Antofagasta	80,653	1,279
ARM Holdings	1,635,807	9,222
Associated British Foods	265,354	4,315
AstraZeneca (A)	629,573	31,234
AstraZeneca ADR	415,800	20,553
Autonomy *	50,262	1,205
Aviva	261,160	1,521
Babcock International Group	100,000	777
BAE Systems	148,324	672
BAE Systems ADR	755,100	13,645
Barclays	308,975	1,436
BG Group	783,006	12,630
BHP Billiton	350,740	9,873
BP	2,115,956	12,377
British American Tobacco ADR	222,600	15,124
British American Tobacco	1,013,818	34,528
British Sky Broadcasting Group	964,823	10,491
BT Group, Cl A	1,524,758	3,121
Cable & Wireless Worldwide	374,803	385
Cairn Energy *	785,286	5,641
Cape *	126,128	523
Carnival	443,879	14,442
Centrica	2,057,310	10,286
Compass Group	1,187,829	9,740
Compass Group ADR	1,811,400	14,781
Cookson Group	147,334	949
Diageo	344,064	5,600

Description	Shares	Market Value ($ Thousands)

Diageo ADR	215,600	$14,122
DS Smith	173,654	362
GlaxoSmithKline	489,518	9,186
GlaxoSmithKline ADR (A)	565,300	21,142
Hamworthy	22,253	118
HSBC Holdings	1,271,697	12,581
Imperial Tobacco Group	420,432	11,631
Intercontinental Hotels Group	157,500	2,377
Intermediate Capital Group	185,650	779
International Power	217,241	1,240
Investec	539,808	3,916
Johnson Matthey	50,586	1,235
Kingfisher	4,123,032	12,958
Legal & General Group	2,433,247	3,465
Lloyds Banking Group	13,021,446	13,907
Marks & Spencer Group ADR	696,400	7,277
Next	135,774	4,132
Pearson	755,456	11,291
Pearson ADR	940,600	13,940
Pennon Group	84,411	743
Petrofac	142,301	3,064
Prudential	426,468	3,710
Reckitt Benckiser Group (D)	442,170	22,174
Rio Tinto	367,687	18,649
Rio Tinto ADR	137,600	6,939
Rolls-Royce Group	538,057	4,581
Royal Bank of Scotland Group *	5,338,907	3,658
SABMiller	651,114	18,583
Sage Group ADR	488,800	7,366
Schroders	40,193	848
Severn Trent	51,828	1,032
Shire	361,083	7,803
Smith & Nephew	872,645	7,269
Standard Chartered	1,182,232	31,769
Tesco	2,961,651	18,523
Unilever ADR (A)	537,300	14,270
Unilever	155,595	4,118
United Utilities Group	168,601	1,478
Vodafone Group	5,037,606	12,167
Weir Group	58,230	1,080
WM Morrison Supermarkets	358,893	1,600
WPP	730,432	7,252

		607,087

United States — 0.9%
Advance America Cash Advance Centers	171,640	575
AmeriCredit *(A)	28,312	685
ATC Technology *	22,541	544
Boise *	478,443	3,292
Calamos Asset Management, Cl A	36,343	344
Central Garden and Pet *	45,888	424
Clearwater Paper *	5,300	360
Eli Lilly	193,380	6,490
Gladstone Capital	20,956	218
Golden Star Resources *(A)	322,029	1,520
Healthspring *	42,987	892
JPMorgan Chase	13,736	499
Lubrizol	21,698	2,025
Medifast *(A)	38,849	1,038
Par Pharmaceutical *	20,157	531
PHH *	72,497	1,342
Southern Copper	228,100	6,898

8	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2010

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Thomson Reuters (CAD)	146,300	$5,080
UnitedHealth Group	73,283	2,325
USA Mobility	17,647	254
World Acceptance *(A)	19,648	801

		36,137

Total Common Stock (Cost $3,624,980) ($ Thousands)		3,657,086

AFFILIATED PARTNERSHIP — 8.2%
SEI Liquidity Fund, L.P., 0.250%**†(B)	334,020,252	331,433

Total Affiliated Partnership (Cost $334,020) ($ Thousands)		331,433

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.200%**†	68,173,367	68,173

Total Cash Equivalent (Cost $68,173) ($ Thousands)		68,173

PREFERRED STOCK — 1.2%

Brazil — 0.4%
Banco Bradesco	265,410	4,573
Cia de Bebidas das Americas	24,300	2,662
Cia Energetica de Minas Gerais	120,910	1,954
Randon Participacoes	347,300	2,206
Tekno Industria e Comercio	1	—
Tim Participacoes	836,500	2,370

		13,765

Germany — 0.8%
Draegerwerk	3,838	302
Henkel	219,466	10,348
KSB	304	185
ProSiebenSat.1 Media	182,608	3,298
Volkswagen	195,967	19,559

		33,692

Total Preferred Stock (Cost $42,799) ($ Thousands)		47,457

U.S. TREASURY OBLIGATION — 0.9%
U.S. Treasury Bill
0.035%, 12/16/10 (C)(D)	$34,809	34,794

Total U.S. Treasury Obligation (Cost $34,788) ($ Thousands)		34,794

MORTGAGE-BACKED SECURITY — 0.0%

Non-Agency Mortgage-Backed Obligation — 0.0%
Master Adjustable Rate Mortgages Trust, Ser 2004-6, Cl 2A1
2.881%, 07/25/34 (E)	1	1

Total Mortgage-Backed Security (Cost $1) ($ Thousands)		1

Description	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS — 0.0%

Canada — 0.0%
Barclays iShares CDN S&P/TSX 60 Index	16,500	$270

United States — 0.0%
iShares MSCI EAFE Index Fund	5,000	250

Total Exchange Traded Funds (Cost $520) ($ Thousands)		520

WARRANTS — 0.0%

Singapore — 0.0%
Golden Agri-Resources, Expires 05/29/12 *	176,797	13

Hong Kong — 0.0%
Henderson Land Development, Expires 12/31/49 *	43,200	6

Total Warrants (Cost $0) ($ Thousands)		19

Total Investments — 103.2% †† (Cost $4,105,281)($ Thousands)		$4,139,483

A summary of the open futures contracts held by the Fund at August 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	2,433	Sep-2010	$625
FTSE Index	763	Sep-2010	1,492
Hang Seng Index	62	Sep-2010	(63)
Nikkei 225 Index	11	Sep-2010	(28)
S&P TSE 60 Index	231	Sep-2010	799
SPI 200 Index	198	Sep-2010	288
Topix Index	544	Sep-2010	(1,287)

			$1,826

For the period ended August 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at August 31, 2010, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Depreciation ($ Thousands)
9/1/10-9/6/10	CLP	214,973	USD	425	$(2)

9	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

World Equity Ex-US Fund

August 31, 2010

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at August 31, 2010, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
Brown Brothers Harriman	427	425	$(2)

Percentages are based on a Net Assets of $4,009,834($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2010.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
††	At August 31, 2010, the tax basis cost of the Fund’s investments was $4,105,281 ($Thousands), and the unrealized appreciation and depreciation were $244,633 ($Thousands) and $(210,431) ($Thousands), respectively.
(A)	This security or a partial position of this security is on loan at August 31, 2010. The total value of securities on loan at August 31, 2010 was $326,898 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2010 was $331,433 ($ Thousands).
(C)	The rate reported is the effective yield at time of purchase.
(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(E)	Variable Rate Security — the rate reported is the rate in effect as of August 31, 2010. The date reported is the final maturity date.
(F)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of August 31, 2010 was $21,780 ($ Thousands) and represents 0.54% of net assets.

ADR — American Depositary Receipt

BDR — Brazilian Depositary Receipt

CAD — Canadian Dollar

Cl — Class

CLP — Chilean Peso

DJ — Dow Jones

EUR — Euro

FTSE — Financial Times and London Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

L.P. — Limited Partnership

MSCI EAFE — Morgan Stanley International Europe, Australasia and Far East

NVDR — Non-Voting Depositary Receipt

S&P — Standard & Poor’s

Ser — Series

TSE — Toronto Stock Exchange

USD — United States Dollar

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,654,626	$2,460	$—	$3,657,086
Affiliated Partnership	331,433	—	—	331,433
Preferred Stock	47,457	—	—	47,457
Mortgage-Backed Securities	—	1	—	1
Exchange-Traded Funds	520	—	—	520
Warrants	—	19	—	19
Cash Equivalent	68,173	—	—	68,173
U.S. Treasury Obligations	—	34,794	—	34,794

Total Investments in Securities	$4,102,209	$37,274	$—	$4,139,483

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,826	$—	$—	$1,826
Forwards Contracts	—	(2)	—	(2)

Total Other Financial Instruments	$1,826	$(2)	$—	$1,824

*	Futures contracts and Forwards contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2010, the transfers out of Level 1 and into Level 2 were $21,780 ($ Thousands) and the transfers out of Level 2 and into Level 1 were $411,166 ($ Thousands). The transfers were related to the fair value of certain international securities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

10	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.9%

Australia — 3.2%
Amcor	2,800	$17
Australia & New Zealand Banking Group	5,525	111
Bendigo Bank	1,851	14
BGP Holdings *	4,500	—
BHP Billiton	23,348	770
Caltex Australia	14,432	144
Coca-Cola Amatil	2,904	31
Commonwealth Bank of Australia	457	21
Fortescue Metals Group *	3,134	13
Harvey Norman Holdings	4,000	12
Lend Lease Group	6,704	41
National Australia Bank	5,452	113
OneSteel	3,261	8
Orica	3,588	80
Rio Tinto	7,432	464
Santos	10,001	126
SP AusNet, Cl Miscellaneous	37,992	27
Stockland ‡	13,954	49
Suncorp-Metway	896	7
Thorn Group	18,819	22
Westfield Group ‡	7,104	79
Westpac Banking	2,994	58
Woodside Petroleum	1,891	71

		2,278

Austria — 0.1%
IMMOFINANZ	5,265	17
Voestalpine	1,070	32

		49

Belgium — 0.7%
AGFA-Gevaert	1,000	7
D’ieteren	75	35
InBev	3,865	201
KBC Groep	2,233	93
Recticel	5,843	53
Telenet Group Holding	1,528	46
Umicore	1,051	37

		472

Bermuda — 0.0%
Catlin Group	2,693	14

Brazil — 1.4%
Banco Bradesco ADR	8,307	146
Banco do Brasil	4,700	76
BM&F Bovespa SA	35,800	260
Empresa Brasileira de Aeronautica ADR	6,200	154
Lojas Renner	2,600	85
Natura Cosmeticos	10,100	247

		968

Canada — 7.9%
ARC Energy Trust	1,300	24
Bank of Montreal	3,500	193
Bank of Nova Scotia	1,800	87

Description	Shares	Market Value ($ Thousands)

Barrick Gold	1,300	$61
Baytex Energy Trust	3,200	105
BCE	1,200	38
Brookfield Asset Management, Cl A	4,700	121
Canadian Imperial Bank of Commerce	1,600	109
Canadian National Railway	11,310	690
Canadian Natural Resources	17,700	569
Canadian Oil Sands Trust	2,800	66
Canadian Pacific Railway	1,600	94
Canadian Tire, Cl A	100	5
Cardiome Pharma *	8,300	50
Celestica *	1,800	14
Cenovus Energy	6,469	174
CGI Group, Cl A *	8,500	118
Cott *	22,400	155
Domtar	519	31
Dorel Industries, Cl B	1,100	36
Enbridge	4,560	227
EnCana	15,369	422
Flint Energy Services *	8,100	100
Franco-Nevada	400	12
George Weston	390	30
Gildan Activewear *	1,800	49
IAMGOLD	5,238	98
Imperial Oil	1,600	59
Magna International, Cl A	2,510	196
Manulife Financial	1,000	11
MDS *	3	—
Metro, Cl A	400	17
National Bank of Canada	800	46
Nexen	2,107	39
Northgate Minerals *	8,100	25
Onex	1,000	26
Pacific Rubiales Energy *	6,000	142
Petrobank Energy & Resources *	2,100	73
Potash Corp of Saskatchewan	2,200	324
Potash Saskatchewan	300	44
Research In Motion *	4,500	192
Rogers Communications, Cl B	3,200	111
Royal Bank of Canada	500	24
Sherritt International	3,000	19
Sino-Forest, Cl A *	2,200	38
Talisman Energy	300	5
Teck Cominco, Cl B	3,200	107
Toronto-Dominion Bank	5,150	348

		5,524

Chile — 0.0%
CorpBanca ADR	300	18

China — 2.4%
Air China, Cl H	68,000	73
Bank of China, Cl H	36,000	18
China Construction Bank, Cl H	508,000	419
China Life Insurance, Cl H	36,000	138
China Merchants Bank, Cl H	125,000	322
China Telecom, Cl H	6,000	3
Dongfeng Motor Group, Cl H	44,000	68

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2010

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Industrial & Commercial Bank of China	573,000	$416
Pacific Textile Holdings	75,000	38
Sinopharm Group, Cl H	51,035	195

		1,690

Denmark — 1.9%
AP Moller - Maersk, Cl A	1	7
AP Moller - Maersk, Cl B	2	15
Carlsberg, Cl B	2,466	233
Coloplast, Cl B	554	59
Danisco	871	63
Novo-Nordisk, Cl B	8,949	770
Vestas Wind Systems *	4,501	169

		1,316

Finland — 1.3%
Fortum	2,567	59
Kone, Cl B	3,841	177
Metso	1,988	73
Neste Oil	1,000	14
Norvestia, Cl B	562	5
Sampo, Cl A	9,179	222
Stora Enso, Cl R	25,094	194
UPM-Kymmene	10,080	139

		883

France — 5.4%
Air Liquide	3,465	361
Arkema	611	26
BNP Paribas	7,015	440
Bureau Veritas	632	39
Carrefour	310	14
Casino Guichard Perrachon	300	24
Christian Dior	219	22
Compagnie de St.-Gobain	2,043	76
Compagnie Generale des Etablissements Michelin, Cl B	193	14
Dassault Systemes	1,010	61
Eutelsat Communications	1,306	47
France Telecom	1,576	32
LVMH Moet Hennessy Louis Vuitton	4,120	481
Natixis	18,682	102
Peugeot	5,450	144
PPR	1,167	153
Publicis Groupe	3,078	129
Rhodia	6,174	116
Safran	10,817	267
Sanofi-Aventis	7,212	415
Societe Generale	2,506	128
Valeo	6,575	230
Vallourec	626	54
Vinci	2,236	98
Vivendi	12,397	290

		3,763

Germany — 5.9%
ADVA Optical Networking *	1,667	9
Allianz	4,433	456
BASF	13,009	688
Bayer	210	13

Description	Shares	Market Value ($ Thousands)

Bayerische Motoren Werke	2,329	$123
Bilfinger Berger	944	57
Continental	1,153	70
DaimlerChrysler	5,347	261
Deutsche Bank	8,054	508
Deutsche Post	9,130	150
Deutsche Telekom	15,174	200
E.ON	8,188	231
Fresenius Medical Care	6,393	363
Hannover Rueckversicherung	2,694	120
Henkel	1,043	42
Infineon Technologies *	2,042	11
Lanxess	1,175	52
Leifheit	675	13
Linde	674	76
Metro	1,059	54
MTU Aero Engines Holding	777	43
RWE	457	30
SAP	11,355	497
Siemens	455	42
TUI	3,373	34
Volkswagen	67	6

		4,149

Greece — 0.1%
OPAP	2,017	31
Public Power	2,900	41

		72

Guernsey — 0.3%
Amdocs *	7,800	205

Hong Kong — 2.9%
Alco Holdings	54,000	20
Allan International Holdings	62,000	23
ASM Pacific Technology	1,900	15
China Mobile	41,000	417
CLP Holdings	25,000	191
First Pacific	56,000	42
Genting Singapore *	50,000	62
Hong Kong Exchanges and Clearing	19,900	312
Hong Kong Ferry Holdings	10,000	10
Hongkong Land Holdings	16,000	86
Hutchison Whampoa	15,000	111
Jardine Matheson Holdings	800	35
Jardine Strategic Holdings	2,342	58
New World Development	3,000	5
Orient Overseas International	500	4
Paliburg Holdings	64,000	24
Polytec Asset Holdings	70,000	11
Sun Hung Kai Properties	7,000	98
Swire Pacific, Cl A	18,500	223
Wharf Holdings	19,000	102
Wheelock	19,000	55
Wing On International	30,111	53
Yue Yuen Industrial Holdings	24,000	79

		2,036

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2010

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Hungary — 0.1%
OTP Bank	4,436	$94

India — 0.6%
HDFC Bank ADR	1,170	187
ICICI Bank ADR	3,476	143
Infosys Technologies ADR	2,180	125

		455

Indonesia — 0.3%
Asahimas Flat Glass	20,000	10
Astra International	16,500	87
Bank Mandiri	159,500	104
Charoen Pokphand Indonesia	54,000	38
Titan Kimia Nusantara *	396,000	6

		245

Ireland — 0.2%
Covidien	3,900	138

Israel — 1.0%
Bank Leumi Le-Israel	16,030	67
Check Point Software Technologies *	2,300	80
Teva Pharmaceutical Industries ADR	11,155	564

		711

Italy — 1.3%
Amplifon	2,223	10
Banca Intesa	56,482	159
Danieli & C Officine Meccaniche	620	11
Enel	93,738	448
Mediaset	5,554	35
Saipem	2,497	88
Snam Rete Gas	11,653	54
Telecom Italia	76,888	97
Terna Rete Elettrica Nazionale	10,230	41

		943

Japan — 14.9%
Adores	9,000	7
Aeon	7,800	83
Aozora Bank	11,000	15
Arc Land Sakamoto	4,500	51
Arnest One	1,300	13
Asahi Breweries	2,900	55
Asahi Glass	25,000	244
Asahi Kasei	5,000	25
Astellas Pharma	4,100	142
AT-Group	1,000	11
Bank of Yokohama	27,995	122
Belluna	5,450	27
Best Denki	14,000	33
Canon	9,695	395
Central Japan Railway	14	113
Chiba Bank	12,000	68
Chuo Spring	3,000	11
Combi	2,000	17
Cosmo Oil	31,000	74
Daicel Chemical Industries	10,000	61

Description	Shares	Market Value ($ Thousands)

Dai-ichi Life Insurance	125	$148
Daiichi Sankyo	4,600	92
Dainichi	1,700	10
Dainippon Screen Manufacturing	6,000	26
Daito Trust Construction	600	34
Daiwa House Industry	5,000	47
Dena	4,600	138
Denso	2,600	71
Disco	600	30
Elpida Memory *	500	6
Fanuc	3,900	419
First Juken	2,600	20
Fuji Electric Holdings	31,000	77
Fuji Heavy Industries	30,000	169
FUJIFILM Holdings	3,500	106
Fujitsu	35,000	243
Gunma Bank	8,000	41
Hanwa	4,000	14
Happinet	600	7
Hino Motors	13,000	57
Hitachi	138,000	559
Hokuriku Gas	1,000	3
Honda Motor	3,935	130
Idemitsu Kosan	900	71
Inabata	3,500	17
Inpex	18	81
IT Holdings	200	2
Itochu Techno-Solutions	800	26
Itochu-Shokuhin	1,000	33
Japan Wool Textile	5,000	38
JFE Holdings	2,800	83
JFE Shoji Holdings	4,000	14
JSR	1,700	25
Kamei	4,000	17
Kanaden	2,000	11
Keiyo Gas	1,000	4
Keyence	500	104
Kikuchi	600	9
Kobe Steel	20,000	41
Komatsu	19,100	388
K’s Holdings	9,000	195
Kuraray	5,000	57
Kyocera	1,500	128
Maruichi Steel Tube	500	10
Maruzen -General Commercial Kitchen Appliances & Equipment	1,000	5
Millea Holdings	2,600	70
Minebea	11,000	51
Mitani	3,100	23
Mitsubishi Chemical Holdings	6,000	28
Mitsubishi Electric	10,000	80
Mitsubishi UFJ Financial Group	87,800	419
Mitsui Chemicals	47,000	120
Mitsui OSK Lines	27,000	170
Mizuho Financial Group	45,700	70
Murakami	1,000	11
NHK Spring	7,000	58
Nichireki	8,000	31
Nidec	600	53
NIFTY	10	9
Nippon Electric Glass	3,000	34

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2010

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Nippon Game Card *	10	$12
Nippon Light Metal	18,000	29
Nippon Telegraph & Telephone	9,100	393
Nishi-Nippon City Bank	12,000	34
Nisshin Fudosan	4,800	22
Nissin Food Products	300	11
Nissin Sugar Manufacturing	10,000	21
Nitto Denko	2,900	93
Nitto Fuji Flour Milling	2,000	7
NSK	6,000	36
NTT Data	8	25
NTT DoCoMo	100	169
Obayashi Road	14,000	23
Omron	2,000	43
Onoken	3,300	25
ORIX	1,270	96
Osaka Gas	10,000	38
Raysum	59	15
Resona Holdings	8,700	86
Saison Information Systems	2,600	24
San-Ai Oil	3,000	12
Sanei Architecture Planning	200	5
Sanoh Industrial	1,100	8
Sanyo Housing Nagoya	20	18
Sega Sammy Holdings	2,900	43
Seino Holdings	21,000	131
Senshu Electric	1,600	13
Shidax	6,700	23
Shinsei Bank	15,000	11
Shiseido	5,100	115
Shoei Foods	1,000	6
Showa Shell Sekiyu	11,800	85
SMC	1,200	148
Softbank	5,700	164
Soken Chemical & Engineering	700	9
Sony	6,000	169
Starts	1,500	5
Sugimoto	700	6
Sumikin Bussan	6,000	11
Sumitomo Electric Industries	5,800	62
Sumitomo Heavy Industries	9,000	42
Sumitomo Mitsui Financial Group	3,300	98
Sumitomo Trust & Banking	29,000	154
Takagi Securities	12,000	17
Takeda Pharmaceutical	8,000	368
Takefuji	10,680	26
TDK	1,300	68
Tokai	1,200	17
Tokyo Electron	400	19
Tokyo Gas	14,000	65
Tokyu Construction	8,320	22
Tomoe Engineering	1,000	13
Toyo Seikan Kaisha	2,100	33
Toyota Industries	400	10
Toyota Motor	9,433	321
Toyota Tsusho	1,200	17
Unicharm	800	98
West Japan Railway	15	56
Yagi	300	4
Yahoo! Japan	211	76
Yamada Denki	660	41
Yokohama Rubber	6,000	28

Description	Shares	Market Value ($ Thousands)

Zeon	6,000	$40

		10,479

Macau — 0.1%
Sands China *	34,000	53
Wynn Macau *	10,400	18

		71

Malaysia — 0.8%
Axiata Group *(C)	54,000	76
CIMB Group Holdings (C)	146,300	362
EON Capital *(C)	9,500	21
HAP Seng Consolidated (C)	11,800	11
Hong Leong Financial Group (C)	7,200	20
Public Bank (C)	10,800	41

		531

Mexico — 1.3%
Alfa, Cl A	4,500	31
America Movil, Ser L	116,500	273
America Movil ADR, Ser L	5,500	257
Grupo Financiero Banorte, Ser O	4,700	17
Grupo KUO De *	9,900	11
Telefonos de Mexico	99,400	69
Wal-Mart de Mexico	128,600	292

		950

Netherlands — 2.6%
Akzo Nobel	261	14
ArcelorMittal	1,800	53
ASML Holding	7,140	178
European Aeronautic Defense and Space	7,162	158
Heineken	1,792	80
ING Groep	38,944	347
Koninklijke Ahold	15,361	190
Koninklijke Philips Electronics	14,470	407
Royal KPN	17,211	250
Unilever	6,360	171

		1,848

New Zealand — 0.1%
Telecom of New Zealand	37,529	54

Norway — 0.6%
DnB	18,954	210
Marine Harvest	65,290	50
Telenor	8,938	131

		391

Peru — 0.2%
Credicorp	1,045	110

Philippines — 0.1%
Alaska Milk	33,900	10
Benpres Holdings *	587,700	67

		77

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2010

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Poland — 0.3%
Bank Zachodni WBK	313	$19
Getin Holding *	3,605	11
KGHM Polska Miedz	1,567	53
Polski Koncern Naftowy Orlen	9,007	111

		194

Portugal — 0.3%
Energias de Portugal	25,911	79
Jeronimo Martins	4,764	53
Portugal Telecom	4,718	55

		187

Russia — 0.0%
Surgutneftegaz ADR	3,407	31

Singapore — 1.3%
CapitaCommercial Trust ‡	47,000	48
CapitaMall Trust ‡	21,000	30
DBS Group Holdings	9,000	92
GP Batteries International	40,000	50
Hiap Seng Engineering	81,000	36
Ho Bee Investment	55,000	59
Jardine Cycle & Carriage	3,000	72
Keppel Land	11,000	31
MCL Land	12,000	22
Oversea-Chinese Banking	12,000	77
SembCorp Marine	2,000	6
Singapore Airlines	6,633	74
United Overseas Bank	7,000	97
UOL Group	23,000	68
Yangzijiang Shipbuilding Holdings	101,000	118

		880

South Africa — 0.3%
Group	11,277	184
Stefanutti Stocks Holdings	7,228	10

		194

South Korea — 1.8%
Hana Financial Group	5,850	151
Hyundai Steel	1,148	103
Kia Motors	7,260	187
Kolon Industries	4,900	132
KT	1,010	37
LG	2,390	171
LG Chemical	330	95
LG Electronics	777	62
LG.Philips LCD	4,110	114
Nexen	430	18
Shinhan Financial Group	200	8
Taekwang Industrial	129	99
Woori Finance Holdings	9,050	102

		1,279

Spain — 1.2%
Banco Bilbao Vizcaya Argentaria	4,000	48
Banco Pastor	23	—
Banco Santander Central Hispano	11,746	138
Criteria Caixacorp	3,320	16
Inditex	1,914	128

Description	Shares	Market Value ($ Thousands)

Repsol	2,962	$68
Telefonica	20,697	460

		858

Sweden — 2.3%
Alfa Laval	3,350	49
Assa Abloy, Cl B	5,759	115
Atlas Copco, Cl A	6,772	103
Billerud	1,324	8
Elekta, Cl B	1,775	51
Hennes & Mauritz, Cl B	11,562	379
Husqvarna, Cl B	24,300	153
Kabe Husvagnar, Cl B	400	5
Nordea Bank	13,403	120
Scania, Cl B	5,357	99
Skandinaviska Enskilda Banken, Cl A	10,955	69
SKF, Cl B	1,309	24
Svenska Cellulosa, Cl B	8,359	112
Svenska Handelsbanken, Cl A	2,876	75
Telefonaktiebolaget LM Ericsson, Cl B	9,819	96
TeliaSonera	9,422	68
Volvo, Cl B	10,180	118

		1,644

Switzerland — 6.6%
Adecco	1,494	70
Aryzta	1,080	46
Clariant	2,237	29
Compagnie Financiere Richemont	1,915	74
Credit Suisse Group	468	21
Julius Baer Group	4,701	166
Julius Baer Holding	1,000	12
Kuehne + Nagel International	53	6
Logitech International *	8,789	131
Nestle	21,916	1,137
Novartis	17,351	913
Roche Holding	4,688	638
Schindler Holding	1,373	137
Sika	4	7
STMicroelectronics	21,584	144
Swatch Group	920	55
Swatch Group, Cl B	734	237
Swiss Life Holding	204	21
Temenos Group *	1,087	28
UBS	22,394	379
Xstrata	4,689	74
Zurich Financial Services	1,285	287

		4,612

Taiwan — 1.0%
Asia Polymer	30,000	26
Asustek Computer	1,350	9
CMC Magnetics *	78,000	19
Elitegroup Computer Systems	52,000	17
Formosa Chemicals & Fibre	5,000	11
Formosa Petrochemical	7,000	16
High Tech Computer	10,500	192
HON HAI Precision Industry	6,720	24
Nan Ya Plastics	6,000	12
Pegatron *	3,633	5

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2010

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

Quanta Computer	8,000	$12
Taiwan Semiconductor Manufacturing	63,258	116
Taiwan Semiconductor Manufacturing ADR	12,004	113
United Microelectronics ADR	41,062	105
Yageo *	72,000	28
Zenitron	23,000	13

		718

Thailand — 0.5%
Bangchak Petroleum	7,700	3
Bangkok Bank	34,600	163
Bank of Ayudhya	129,000	90
Thai Airways International	108,300	130

		386

Turkey — 0.8%
KOC Holding	15,520	61
Turkiye Garanti Bankasi	67,381	327
Turkiye Is Bankasi, Cl C	5,107	19
Turkiye Vakiflar Bankasi Tao, Cl D	47,351	129
Yapi ve Kredi Bankasi *	3,676	11

		547

United Kingdom — 17.7%
3i Group	29,419	118
Acergy	4,500	69
Aggreko	6,004	131
Amlin	5,703	36
Anglo American	6,832	246
ARM Holdings	36,742	207
Associated British Foods	8,858	144
AstraZeneca	17,043	845
Autonomy *	1,938	46
Aviva	9,758	57
Babcock International Group	1,500	12
BAE Systems	5,883	27
Barclays	28,639	133
BG Group	27,562	445
BHP Billiton	13,113	369
BP	49,208	288
British American Tobacco	27,187	926
British Sky Broadcasting Group	19,833	216
BT Group, Cl A	38,242	78
Cairn Energy *	16,006	115
Carnival	9,924	323
Centrica	38,466	192
Compass Group	37,267	306
Cookson Group	5,674	36
Dart Group	7,297	8
Diageo	6,160	100
Firstgroup	2,249	12
GlaxoSmithKline	13,910	261
HSBC Holdings	41,709	413
Imperial Tobacco Group	10,653	295
Intercontinental Hotels Group	4,100	62
Intermediate Capital Group	6,930	29
International Power	8,492	48
Investec	20,656	149
Johnson Matthey	1,980	48

Description	Shares	Market Value ($ Thousands)

Kingfisher	93,182	$293
Legal & General Group	107,708	153
Lloyds Banking Group	361,466	386
Meggitt	23,260	95
National Grid	1,736	15
Next	1,979	60
Pearson	19,215	287
Pennon Group	3,298	29
Prudential	5,284	46
Reckitt Benckiser Group	8,908	447
Rio Tinto	12,135	615
Rolls-Royce Group	14,090	120
Royal Bank of Scotland Group *	189,740	130
SABMiller	15,729	449
Schroders	1,571	33
Severn Trent	2,765	55
Shire	10,500	227
Smith & Nephew	19,355	161
Standard Chartered	32,632	877
Tesco	61,510	385
Unilever	3,271	87
United Utilities Group	6,379	56
Vodafone Group	150,793	364
WM Morrison Supermarkets	10,667	47
WPP	22,447	223

		12,430

United States — 1.1%
Boise *	9,225	64
Capital One Financial	2,644	100
ConocoPhillips	2,900	152
Eli Lilly	952	32
Johnson & Johnson	163	9
JPMorgan Chase	3,517	128
South Financial Group *	72,147	20
Southern Copper	5,100	154
Thomson Reuters (CAD)	3,200	111

		770

Total Common Stock (Cost $65,554) ($ Thousands)		65,264

PREFERRED STOCK — 0.8%

Germany — 0.8%
Henkel	2,084	98
ProSiebenSat.1 Media	6,263	113
RWE	88	5
Volkswagen	3,716	371

		587

South Korea — 0.0%
LG	280	8

Total Preferred Stock (Cost $551) ($ Thousands)		595

WARRANTS — 0.0%

Singapore — 0.0%
Golden Agri-Resources,
Expires 05/29/12 *	5,951	1

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2010

Schedule of Investments (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2010

Description	Face Amount ($ Thousands) /Shares	Market Value ($ Thousands)

Hong Kong — 0.0%
Henderson Land Development, Expires 12/31/49 *	$2,600	$—

Total Warrants (Cost $0) ($ Thousands)		1

U.S. TREASURY OBLIGATION — 0.5%
U.S. Treasury Bill
0.198%, 12/16/10 (A)(B)	318	318

Total U.S. Treasury Obligation (Cost $318) ($ Thousands)		318

CASH EQUIVALENT — 4.2%

United States — 4.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.200% †**	2,936,701	2,937

Total Cash Equivalent (Cost $2,937) ($ Thousands)		2,937

Total Investments — 98.4% (Cost $69,360)($ Thousands) ††		$69,115

A summary of the open futures contracts held by the Fund at August 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	30	Sep-2010	$(20)
FTSE Index	9	Sep-2010	10
Hang Seng Index	1	Sep-2010	(2)
S&P TSE 60 Index	3	Sep-2010	7
SPI 200 Index	3	Sep-2010	–
Topix Index	7	Sep-2010	(43)

			$(48)

For the period ended August 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $70,225($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

††	At August 31, 2010, the tax basis cost of the Fund’s investments was $69,360 ($ Thousands), and the unrealized appreciation and depreciation were $3,891 ($ Thousands) and $(4,136)($ Thousands), respectively.

(A)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(C)	Securities fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2010 was $531 ($ Thousands) and represented 0.1% of Net Assets.

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and London Stock Exchange

S&P — Standard and Poor’s

Ser — Series

SPI — Stock Price Index

TSE — Toronto Stock Exchange

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$64,733	$531	$—	$65,264
Preferred Stock	595	—	—	595
Warrants	—	1	—	1
U.S. Treasury Obligation	—	318	—	318
Cash Equivalent	2,937	—	—	2,937

Total Investments in Securities	$68,265	$850	$—	$69,115

Investments in Securities	Level 1	Level 2	Level 3	Total
Future Contracts*	$(48)	$—	$—	$(48)

Total Other Financial Instruments	$(48)	$—	$—	$(48)

*	Future contracts are valued at the unrealized depreciation on the instrument.

For the period ended August 31, 2010, the transfers out of Level 1 and into Level 2 were $531 ($ Thousands) and the transfers out of Level 2 and into Level 1 were $10,928 ($ Thousands). The transfers were related to the fair value of certain international securities.

Amounts designated as “—” are $O or have been rounded to $O.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2010

Schedule of Investments (Unaudited)

Enhanced LIBOR Opportunities Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 30.4%
Affinion Group Holdings
5.000%, 10/08/16	$499	$479
Alliant Insurance Service Term Loan
3.533%, 08/21/14	685	651
Allison Transmission
3.040%, 08/07/14	678	623
Aramark Facility
0.192%, 01/26/14	27	26
Aramark US Term Loan
2.408%, 01/26/14	379	359
Asurion 1st Lien Term Loan
3.398%, 07/03/14	75	71
3.305%, 07/03/14	205	196
3.290%, 07/03/14	241	231
BBN Acquisitions
5.000%, 09/14/15	394	393
Biomet Dollar Term Loan
3.262%, 03/25/15	45	43
3.260%, 03/25/15	369	357
3.260%, 03/25/15	20	19
Blount International
6.250%, 07/29/16	450	447
Booz Allen Hamilton Tranche B Term Loan
7.500%, 07/31/15	111	111
Burlington Coat Factory
2.660%, 05/28/13	291	276
2.540%, 05/28/13	294	279
Calpine
3.415%, 03/29/14	520	497
CDW
4.276%, 10/12/14	305	273
2.276%, 10/12/14	145	129
Cedar Fair
5.500%, 12/15/16	560	562
Celanese US Holdings LLC Term Loan
2.284%, 04/02/14	455	435
Cengage Learning Holdco
3.030%, 06/28/14	592	524
CF Industries Term Loan B1
4.500%, 04/05/15	196	197
Charter Communications Term Loan C
3.790%, 09/06/16	528	506
Charter Term Loan B
2.320%, 03/15/14	65	61
Cinemark USA
2.268%, 10/05/13	53	51
2.150%, 10/05/13	77	75
2.030%, 10/05/13	325	315
CIT Group (E)
0.000%, 08/11/15	300	299
Clear Channel
3.910%, 01/29/16	927	737
Community Health Systems Delayed Draw Term Loan
2.549%, 07/25/14	44	41

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Community Health Systems Funded Term Loan
2.549%, 07/25/14	$850	$800
2.510%, 07/25/14	2	2
Dana Holding
6.500%, 01/31/15	23	23
4.790%, 01/31/15	39	38
4.780%, 01/31/15	96	93
4.740%, 01/31/15	57	55
4.700%, 01/31/15	119	117
4.520%, 01/31/15	34	34
Dynegy Holdings
4.020%, 04/02/13	684	671
Enterprise GP Holdings
2.780%, 11/10/14	346	340
Federal Mogul
2.238%, 12/28/15	30	26
2.238%, 12/29/14	386	337
2.217%, 12/29/14	24	21
2.207%, 12/29/14	48	42
2.207%, 12/28/15	204	178
Fidelity National Infomation Services
5.303%, 07/18/16	420	422
Flextronics International Term A-2
2.510%, 10/01/14	262	245
Flextronics International Term A-3
2.562%, 10/01/14	306	286
Ford Motor Company
3.260%, 11/08/14	500	445
Freescale Semiconductor
4.562%, 12/01/16	565	505
Graphic Packaging International Incremental Term Loan
3.283%, 05/16/14	221	218
3.278%, 05/16/14	123	121
3.276%, 05/16/14	48	48
Hanesbrands Term Loan B
5.250%, 12/10/15	182	183
Harrah’s Operating, Ser B-2
3.498%, 01/28/15	668	573
HCA Tranche B Term Loan
2.783%, 11/18/13	858	826
Hertz
2.020%, 12/21/12	477	465
Hertz, Ser B
2.020%, 12/21/12	268	262
Hexion Specialty Chemical, Ser C-1
2.813%, 05/05/13	357	341
Hexion Specialty Chemical, Ser C-2
2.813%, 05/05/13	159	152
Hub International
6.750%, 06/13/14	347	340
Hub International Delayed Draw Term Loan
3.033%, 06/13/14	91	84
Hub International Initial Term Loan
3.033%, 06/13/14	406	376

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2010

Schedule of Investments (Unaudited)

Enhanced LIBOR Opportunities Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Iasis Healthcare LLC Delayed Draw Term Loan
2.260%, 03/15/14	$61	$57
Iasis Healthcare LLC Synthetic Letter of Credit
2.347%, 03/15/14	17	16
Iasis Healthcare LLC Term Loan B
2.260%, 03/15/14	175	165
IMS Health Term Loan B
5.250%, 02/26/16	198	198
Infor Enterprise Solutions Holdings
6.100%, 07/28/12	345	307
Infor Enterprise Solutions Holdings Tranche 1
6.100%, 07/28/12	77	68
Infor Global Enterprise Solutions
6.510%, 03/02/14	27	17
Infor Global Enterprise Solutions Tranche 1
6.510%, 03/02/14	138	87
Infor Global Solutions
6.020%, 07/28/15	220	196
Infor Global Solutions Intermediate Holdings
6.566%, 03/02/14	305	193
Integra Telecom
9.250%, 04/07/15	570	568
Intelsat
3.533%, 02/01/14	450	419
Intersil Term Loan B
4.750%, 04/26/16	250	250
Inventiv Health
6.599%, 05/07/16	300	299
Inverness Medical Innovations
4.510%, 06/26/15	440	426
Lamar Media
4.250%, 10/01/16	449	451
Las Vegas Sands LLC
2.100%, 05/17/14	327	293
Live Nation Entertainment
4.500%, 10/20/16	249	245
Meg Energy
6.000%, 04/03/16	434	434
Metroflag, 2nd Lien (C)(D)
11.250%, 01/06/09	1,500	—
Nalco Term Loan B
6.500%, 05/06/16	436	437
Nielsen Finance New Facility
2.295%, 12/31/17	608	579
NRG Holdings Letter of Credit
0.433%, 02/01/13	153	149
NRG Holdings Term Loan B
2.283%, 02/01/13	231	225
Oshkosh Term Loan B
6.540%, 12/06/13	170	172
6.440%, 12/06/13	10	10
Quebecor Media
2.607%, 01/17/13	398	381
re/max International
5.500%, 03/11/16	499	496

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Reable Therapeutics (DJO Finance) Term Loan B
3.260%, 05/20/14	$391	$372
Regal Cinemas
4.033%, 11/19/16	347	344
Reynold
6.250%, 11/05/15	835	831
Reynolds Group
5.750%, 05/13/16	498	498
Sensata Technology
2.231%, 04/27/13	435	411
2.143%, 04/27/13	1	1
Sirva Revolving Credit Loan
13.000%, 05/12/12	28	19
10.530%, 05/12/12	52	35
Sirva Worldwide (Unfunded)
0.500%, 05/12/12	202	67
Solutia 1st Lien Term Loan
4.750%, 03/02/17	170	170
Styron
7.500%, 05/21/16	500	504
Sungard Data Systems
4.043%, 02/28/16	424	413
3.970%, 02/28/16	31	30
Supervalu
1.510%, 06/02/12	450	433
Telesat Canada
3.270%, 10/31/14	450	435
Texas Competitive Electric
4.066%, 10/10/14	453	343
4.033%, 10/10/14	4	3
3.795%, 10/10/14	71	54
3.793%, 10/10/14	316	240
Travelport LLC Letter of Credit
3.033%, 08/23/13	45	43
Travelport LLC Term Loan B
2.760%, 08/23/13	393	374
Universal Health Services
0.000%, 05/16/16 (E)	450	449
Univision Communications
2.510%, 09/29/14	616	528
UPC Broadband Holding
4.251%, 12/31/17	250	237
Vanguard Health Term Loan
5.000%, 01/15/16	399	394
Warner Chilcott PLC, Ser A
6.000%, 10/30/14	161	160
Warner Chilcott PLC, Ser B
6.250%, 04/30/15	76	76
Warner Chilcott PLC, Ser B2
6.250%, 04/30/15	126	126
Wide Open West Finance 1st Lien
2.793%, 06/30/14	538	483

Total Loan Participations (Cost $34,156) ($ Thousands)		33,143

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2010

Schedule of Investments (Unaudited)

Enhanced LIBOR Opportunities Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 5.7%
Consumer Discretionary — 0.5%
Farrellgas
9.125%, 10/01/17	$450	$482
Macy’s Retail Holdings
5.350%, 03/15/12	100	103

		585

Consumer Staples — 0.4%
Seminole Indian Tribe of Florida
6.535%, 10/01/20 (A)	450	397

Energy — 0.2%
Canadian Natural Resources
5.700%, 05/15/17	150	173

Financials — 2.3%
Capital One Financial MTN
5.700%, 09/15/11	150	156
Citigroup
0.807%, 06/09/16 (B)	150	127
Genworth Global Funding Trusts MTN
5.200%, 10/08/10	400	401
JPMorgan Chase Capital XXI, Ser U
1.416%, 02/02/37 (B)	250	183
Liberty Property L.P.
7.250%, 03/15/11 ‡	300	308
Monumental Global Funding
0.726%, 01/15/14 (A)(B)	230	220
Morgan Stanley MTN
0.830%, 01/09/14 (B)	200	187
Prudential Financial MTN
5.100%, 12/14/11	150	157
Reinsurance Group of America
5.625%, 03/15/17	200	215
State Street
0.575%, 04/30/12 (B)	135	135
Unitrin
6.000%, 05/15/17	110	110
4.875%, 11/01/10	300	301

		2,500

Health Care — 0.2%
UnitedHealth Group
1.718%, 02/07/11 (B)	250	251

Industrials — 0.5%
Berry Plastics
5.276%, 02/15/15 (B)	460	430
Continental Airlines, Ser 061G
0.886%, 06/02/13 (B)	142	127

		557

Materials — 0.9%
NewPage
11.375%, 12/31/14	380	309

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Verso Paper Holdings LLC
11.500%, 07/01/14	$675	$712

		1,021

Telecommunication Services — 0.4%
Corning
6.050%, 06/15/15	150	151
Telecom Italia Capital
1.135%, 07/18/11 (B)	150	149
Vodafone Group PLC
0.816%, 02/27/12 (B)	150	150

		450

Utilities — 0.3%
KeySpan
7.625%, 11/15/10	300	304

Total Corporate Obligations (Cost $6,216) ($ Thousands)		6,238

MORTGAGE-BACKED SECURITIES — 3.9%

Non-Agency Mortgage-Backed Obligations — 3.9%
American Tower Trust, Ser 2007- 1A, Cl D
5.957%, 04/15/37 (A)	125	133
Banc of America Funding, Ser 2005-F, Cl 4A1
4.558%, 09/20/35 (B)	403	305
Banc of America Funding, Ser 2006-D, Cl 3A1
5.448%, 05/20/36 (B)	323	241
Banc of America Large Loan, Ser 2007-BMB1, Cl A1
0.786%, 08/15/29 (A)(B)	141	130
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A1
3.179%, 02/25/35 (B)	180	156
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2006-1, Cl A1
4.625%, 02/25/36 (B)	329	294
Bear Stearns Commercial Mortgage Securities, Ser 2001- TOP2, Cl A2
6.480%, 02/15/35	435	442
GMAC Mortgage Loan Trust, Ser 2006-AR1, Cl 1A1
5.075%, 04/19/36 (B)	365	279
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
5.351%, 06/25/37 (B)	321	257
Master Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
2.813%, 07/25/35 (B)	353	273
Merrill Lynch Mortgage Backed Securities Trust, Ser 2007-2, Cl 1A1
5.800%, 08/25/36 (B)	354	287
Merrill Lynch Mortgage Investors, Ser 2005-A1, Cl 2A1
3.058%, 12/25/34 (B)	307	296

3	SEI Institutional Investments Trust / Quarterly Report / August 31, 2010

Schedule of Investments (Unaudited)

Enhanced LIBOR Opportunities Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MortgageIT Trust, Ser 2005-4, Cl A1
0.544%, 10/25/35 (B)	$340	$229
Residential Funding Mortgage Securities, Ser 2005-SA5, Cl 2A
5.242%, 11/25/35 (B)	134	102
Washington Mutual Mortgage Pass-Through Certificate, Ser 2005-AR14, Cl 1A4
5.019%, 12/25/35 (B)	344	285
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Z, Cl 2A1
2.968%, 12/25/34 (B)	299	279
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005- AR16, Cl 3A2
2.939%, 10/25/35 (B)	79	70
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005- AR16, Cl 6A3
3.310%, 10/25/35 (B)	118	106
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR2, Cl 2A3
4.721%, 03/25/36 (B)	127	109

Total Mortgage-Backed Securities (Cost $5,066) ($ Thousands)		4,273

ASSET-BACKED SECURITIES — 2.6%

Automotive — 0.9%
AmeriCredit Automobile Receivables Trust, Ser 2007- CM, Cl A4A
5.550%, 04/07/14	250	259
Americredit Prime Automobile Receivable, Ser 2007-2M, Cl A3
5.220%, 06/08/12	62	62
Capital Auto Receivables Asset Trust, Ser 2007-3, Cl A3A
5.020%, 09/15/11	6	6
Capital One Auto Finance Trust, Ser 2007-C, Cl A3A
5.130%, 04/16/12	86	86
CarMax Auto Owner Trust, Ser 2007-1, Cl C
5.530%, 07/15/13	50	51
Daimler Chrysler Auto Trust, Ser 2007-A, Cl A3A
5.000%, 02/08/12	62	62
Ford Credit Auto Owner Trust, Ser 2007-B, Cl A3A
5.150%, 11/15/11	53	53
Harley-Davidson Motorcycle Trust, Ser 2007-1, Cl C
5.540%, 04/15/15	105	109
Hyundai Auto Receivables Trust, Ser 2007-A, Cl A3B
0.676%, 01/17/12 (B)	12	12

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Auto Trust Securitization, Ser 2007-1, Cl C
5.960%, 12/15/13	$55	$56
Swift Master Auto Receivables Trust, Ser 2007-2, Cl A
0.926%, 10/15/12 (B)	200	200

		956

Credit Cards — 0.5%
American Express Credit Account Master Trust, Ser 2007-2, Cl B
0.456%, 09/15/16 (B)	145	142
Chase Issuance Trust, Ser 2005- C2, Cl C2
0.716%, 01/15/15 (B)	200	197
Citibank Credit Card Issuance Trust, Ser 2007-B5, Cl B5
0.915%, 11/07/14 (B)	250	249

		588

Mortgage Related Securities — 0.8%
Morgan Stanley Home Equity Loan Trust, Ser 2005-3, Cl M1
0.779%, 08/25/35 (B)	350	292
Morgan Stanley Home Equity Loan Trust, Ser 2005-4, Cl M1
0.739%, 09/25/35 (B)	370	188
Option One Mortgage Loan Trust, Ser 2005-5, Cl M1
0.719%, 12/25/35 (B)	470	296
Residential Asset Securities, Ser 2005-KS12, Cl M1
0.769%, 01/25/36 (B)	375	151

		927

Other Asset-Backed Securities — 0.4%
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (A)	400	389

Total Asset-Backed Securities (Cost $3,507) ($ Thousands)		2,860

U.S. GOVERNMENT AGENCY OBLIGATION — 0.2%
FHLB
5.375%, 08/19/11	225	236

Total U.S. Government Agency Obligation (Cost $236) ($ Thousands)		236

CASH EQUIVALENT — 10.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.200% *†	10,923,563	10,924

Total Cash Equivalent (Cost $10,924) ($ Thousands)		10,924

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2010

Schedule of Investments (Unaudited)

Enhanced LIBOR Opportunities Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 58.9%
SEI LIBOR Plus Portfolio †	9,457,376	$64,310

Total Affiliated Partnership (Cost $85,274) ($ Thousands)		64,310

Total Investments — 111.7% (Cost $145,379)($ Thousands) ††		$121,984

A summary of the open futures contracts held by the Fund at August 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(11)	Dec-2010	$(3)
U.S. 2-Year Treasury Note	(3)	Dec-2010	–
U.S. 5-Year Treasury Note	8	Dec-2010	2
U.S. Long Treasury Bond	(1)	Dec-2010	(1)

			$(2)

For the period ended August 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $109,202 ($ Thousands).

*	The rate reported is the 7-day effective yield as of August 31, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

††	At August 31, 2010, the tax basis cost of the Fund’s investments was $145,379
($ Thousands), and the unrealized appreciation and depreciation were $1,064
($ Thousands) and $(24,459)($ Thousands), respectively.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the
Board of Trustees.

(B)	Variable Rate Security—The rate reported is the rate in effect as of August 31, 2010. The date reported is the final maturity date.

(C)	Security in default on interest payments.

(D)	Security considered illiquid and restricted. The total value of such security as of August 31, 2010 was $0 ($ Thousands) and represented 0.0% of net assets.
(E)	Unsettled Loan Participation. Rate not available.

Cl — Class

FHLB — Federal Home Loan Bank

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

Ser — Series

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Loan Participations	$—	$33,143	$—	$33,143
Corporate Obligations	—	6,238	—	6,238
Mortgage-Backed Securities	—	4,273	—	4,273
Asset-Backed Securities	—	2,860	—	2,860
U.S. Government Agency Obligation	—	236	—	236
Cash Equivalent	10,924	—	—	10,924
Affiliated Partnership	—	64,310	—	64,310

Total Investments in Securities	$10,924	$111,060	$—	$121,984

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(2)	$—	$—	$(2)

Total Other Financial Instruments	$(2)	$—	$—	$(2)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended August 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2010

Schedule of Investments (Unaudited)

Enhanced LIBOR Opportunities Fund

August 31, 2010

Restricted Securities — At August 31, 2010, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there form. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at August 31, 2010, were as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($Thousands)	Market Value ($Thousands)	% of Net Assets
Metroflag	1,500	1/10/08	1/10/08	$1,500	$—	0.00%

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 48.7%

Agency Mortgage-Backed Obligations — 36.1%
FHLB CMO, Ser 1067, Cl 1
5.300%, 06/15/12	$666	$717
FHLMC TBA
5.500%, 09/01/37	13,600	14,514
FHLMC
11.000%, 02/17/21	1,979	2,196
10.000%, 03/17/26 to 10/01/30	3,715	4,389
7.500%, 08/01/30 to 09/20/38	3,484	3,946
7.000%, 11/01/15 to 09/01/25	152	170
6.500%, 06/01/17 to 09/01/38	35,870	39,176
6.000%, 03/01/20 to 08/01/38	52,716	57,419
5.774%, 05/15/38	2,115	250
5.724%, 11/15/37	2,227	185
5.500%, 12/01/13 to 04/01/38	79,595	86,040
5.125%, 11/17/17	5,000	5,940
5.000%, 04/18/17 to 12/01/34	41,615	45,069
4.800%, 10/27/10 (A)	35,000	34,993
4.000%, 10/01/33	1,637	1,697
2.875%, 02/09/15	3,390	3,597
0.579%, 02/03/12 (A)	14,170	14,181
0.000%, 12/15/28 to 10/15/39	1,882	1,780
FHLMC ARM (A)
6.714%, 08/01/36	1,775	1,854
6.646%, 07/01/36	1,027	1,081
6.573%, 08/01/36	701	735
6.485%, 09/01/36	6,319	6,591
6.463%, 10/01/36	457	485
6.441%, 02/01/37	662	711
6.409%, 11/01/37	381	411
6.407%, 12/01/36	956	1,026
6.342%, 12/01/36	1,508	1,600
6.315%, 03/01/37	611	644
6.308%, 09/01/37	173	185
6.305%, 10/01/36	1,871	1,982
6.277%, 09/01/37	5,636	6,087
6.253%, 09/01/36	599	624
6.227%, 11/01/37	1,271	1,345
6.224%, 02/01/37	1,745	1,845
6.211%, 05/01/37	956	1,021
6.199%, 06/01/36	1,568	1,652
6.179%, 09/01/36	457	490
6.178%, 01/01/37	2,726	2,892
6.173%, 12/01/36	994	1,051
6.165%, 12/01/36	486	511
6.154%, 10/01/36	1,141	1,199
6.142%, 06/01/37	439	474
6.032%, 10/01/37	2,202	2,345
6.019%, 12/01/36	1,829	1,941
6.007%, 02/01/37	389	414
5.992%, 04/01/37	1,608	1,713
5.960%, 05/01/37	5,067	5,414

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.953%, 01/01/37	$528	$567
5.950%, 11/01/36	356	378
5.935%, 03/01/37	1,369	1,457
5.916%, 07/01/37	723	777
5.879%, 05/01/36	1,052	1,107
5.867%, 11/01/36	844	898
5.824%, 05/01/37	323	344
5.822%, 11/01/38	685	736
5.769%, 04/01/38	364	386
5.764%, 05/01/37	2,189	2,328
5.743%, 05/01/37	916	971
5.717%, 03/01/36	945	1,015
5.707%, 06/01/37	1,102	1,186
5.694%, 03/01/36	1,648	1,768
5.674%, 04/01/37	882	941
5.631%, 04/01/37	314	333
5.620%, 10/01/38	815	872
5.601%, 05/01/36 to 05/01/37	1,514	1,602
5.542%, 05/01/36	1,833	1,945
5.484%, 08/01/37	2,745	2,910
5.321%, 05/01/38	1,130	1,194
5.126%, 01/01/36	3,477	3,699
FHLMC CMO, Ser 1, Cl Z
9.300%, 04/15/19	23	29
FHLMC CMO, Ser 1142, Cl IA
7.000%, 10/15/21	364	410
FHLMC CMO, Ser 1611, Cl Z
6.500%, 11/15/23	11,870	13,318
FHLMC CMO, Ser 2043, Cl CJ
6.500%, 04/15/28	1,464	1,644
FHLMC CMO, Ser 2075, Cl D
6.500%, 08/15/28	1,654	1,768
FHLMC CMO, Ser 2138, Cl KS, IO
7.424%, 02/15/29 (A)	1,799	95
FHLMC CMO, Ser 2293, Cl ZA
6.000%, 03/15/31	1,839	2,008
FHLMC CMO, Ser 2312, Cl Z
6.500%, 05/15/31	1,139	1,284
FHLMC CMO, Ser 2357, Cl ZJ
6.500%, 09/15/31	289	318
FHLMC CMO, Ser 2434, Cl ZA
6.500%, 04/15/32	3,026	3,410
FHLMC CMO, Ser 2456, Cl CJ
6.500%, 06/15/32	871	964
FHLMC CMO, Ser 2458, Cl ZM
6.500%, 06/15/32	1,617	1,795
FHLMC CMO, Ser 2542, Cl ES
5.000%, 12/15/17	1,228	1,336
FHLMC CMO, Ser 2558, Cl BD
5.000%, 01/15/18	4,137	4,591
FHLMC CMO, Ser 2587, Cl CO, PO
0.000%, 03/15/32	1,030	1,005
FHLMC CMO, Ser 2590, Cl BY
5.000%, 03/15/18	1,346	1,495
FHLMC CMO, Ser 2591, Cl QO
4.500%, 03/15/18	1,000	1,091
FHLMC CMO, Ser 2631, Cl SA
14.344%, 06/15/33 (A)	815	930
FHLMC CMO, Ser 2671, Cl S
14.252%, 09/15/33 (A)	772	880

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2676, Cl CY
4.000%, 09/15/18	$2,291	$2,466
FHLMC CMO, Ser 2684, Cl SN
26.870%, 10/15/33 (A)	185	213
FHLMC CMO, Ser 2690, Cl SJ
8.736%, 10/15/33 (A)	679	718
FHLMC CMO, Ser 2691, Cl SE
9.160%, 12/15/28 (A)	539	598
FHLMC CMO, Ser 2694, Cl QG
4.500%, 01/15/29	270	283
FHLMC CMO, Ser 2695, Cl SX
15.687%, 10/15/33 (A)	256	300
FHLMC CMO, Ser 2695, Cl OB, PO
0.000%, 10/15/33	298	246
FHLMC CMO, Ser 2698, Cl SV
8.586%, 11/15/33 (A)	333	342
FHLMC CMO, Ser 2725, Cl SC
8.557%, 11/15/33 (A)	322	343
FHLMC CMO, Ser 2727, Cl PW
3.570%, 06/15/29	297	304
FHLMC CMO, Ser 2754, Cl JG
4.500%, 03/15/33	662	664
FHLMC CMO, Ser 2765, Cl CT
4.000%, 03/15/19	1,557	1,687
FHLMC CMO, Ser 2778, Cl JD
5.000%, 12/15/32	1,974	2,141
FHLMC CMO, Ser 2812, Cl NO, PO
0.000%, 10/15/33	443	364
FHLMC CMO, Ser 2827, Cl CS
15.741%, 04/15/32 (A)	128	135
FHLMC CMO, Ser 2833, Cl KO, PO
0.000%, 08/15/34	214	206
FHLMC CMO, Ser 2843, Cl BC
5.000%, 08/15/19	1,740	1,936
FHLMC CMO, Ser 2864, Cl NB
5.500%, 07/15/33	2,000	2,235
FHLMC CMO, Ser 2865, Cl GO, PO
0.000%, 10/15/33	412	373
FHLMC CMO, Ser 2875, Cl HB
4.000%, 10/15/19	954	1,034
FHLMC CMO, Ser 2897, Cl EO, PO
0.000%, 10/15/31	513	483
FHLMC CMO, Ser 2903, Cl UZ
5.500%, 07/15/31	445	460
FHLMC CMO, Ser 2934, Cl CI
5.000%, 01/15/34	9,978	10,866
FHLMC CMO, Ser 2945, Cl SA
11.797%, 03/15/20 (A)	2,936	3,429
FHLMC CMO, Ser 2950, Cl JO, PO
0.000%, 03/15/20	533	499
FHLMC CMO, Ser 2957, Cl PT
5.500%, 11/15/33	6,333	6,840
FHLMC CMO, Ser 2981, Cl FA
0.676%, 05/15/35 (A)	902	897
FHLMC CMO, Ser 2990, Cl LK
0.646%, 10/15/34 (A)	853	852

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 3001, Cl HP
20.896%, 05/15/35 (A)	$145	$200
FHLMC CMO, Ser 3006, Cl QS
19.392%, 07/15/35 (A)	868	1,226
FHLMC CMO, Ser 3012, Cl GK
23.508%, 06/15/35 (A)	134	173
FHLMC CMO, Ser 3028, Cl PG
5.500%, 09/15/35	389	421
FHLMC CMO, Ser 3035, Cl PA
5.500%, 09/15/35	947	1,063
FHLMC CMO, Ser 3049, Cl XF
0.626%, 05/15/33 (A)	1,103	1,100
FHLMC CMO, Ser 3052, Cl MH
5.250%, 10/15/34	2,836	3,045
FHLMC CMO, Ser 3076, Cl MP
0.000%, 10/15/30	11	11
FHLMC CMO, Ser 3137, Cl XP
6.000%, 04/15/36	1,162	1,286
FHLMC CMO, Ser 3195, Cl PD
6.500%, 07/15/36	2,500	2,871
FHLMC CMO, Ser 3202, Cl HI, IO
6.374%, 08/15/36 (A)	1,296	200
FHLMC CMO, Ser 3217, Cl CX, IO
6.314%, 09/15/36 (A)	1,067	146
FHLMC CMO, Ser 3262, Cl SG, IO
6.124%, 01/15/37 (A)	1,529	194
FHLMC CMO, Ser 3263, Cl WE
0.347%, 08/15/35 (A)	133	132
FHLMC CMO, Ser 3312, Cl BP
5.500%, 01/15/31	300	314
FHLMC CMO, Ser 3342, Cl VG
6.000%, 11/15/23	1,000	1,109
FHLMC CMO, Ser 3373, Cl TO, PO
0.000%, 04/15/37	365	339
FHLMC CMO, Ser 3383, Cl SA, IO
6.174%, 11/15/37 (A)	1,397	176
FHLMC CMO, Ser 3387, Cl SA, IO
6.144%, 11/15/37 (A)	1,021	106
FHLMC CMO, Ser 3422, Cl SE
16.760%, 02/15/38 (A)	270	323
FHLMC CMO, Ser 3437, Cl AI, IO
1.335%, 09/15/11	1,886	17
FHLMC CMO, Ser 3455, Cl SE, IO
5.924%, 06/15/38 (A)	4,133	392
FHLMC CMO, Ser 3461, Cl LZ
6.000%, 06/15/38	569	627
FHLMC CMO, Ser 3515, Cl PIM15, IO
5.500%, 07/15/37	1,258	132
FHLMC CMO, Ser 3546, Cl A
6.123%, 02/15/39 (A)	623	662
FHLMC CMO, Ser 3607, Cl BOPO, PO
0.000%, 04/15/36	500	442
FHLMC CMO, Ser 3611, Cl PO, PO
0.000%, 07/15/34	829	776
FHLMC CMO, Ser 3626, Cl MA
5.000%, 02/15/30	13,348	14,242
FHLMC CMO, Ser 3631, Cl PA
4.000%, 02/15/40	5,045	5,368

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 3632, Cl BS
16.580%, 02/15/40 (A)	$400	$577
FHLMC CMO, Ser 3652, Cl AP
4.500%, 03/15/40	10,167	10,865
FHLMC CMO, Ser T-41, Cl 2A
6.976%, 07/25/32 (A)	861	997
FHLMC CMO, Ser T-42, Cl A5
7.500%, 02/25/42	1,185	1,389
FHLMC CMO, Ser T-54, Cl 3A
7.000%, 02/25/43	785	909
FHLMC CMO, Ser T-54, Cl 2A
6.500%, 02/25/43	634	715
FHLMC CMO, Ser T-57, Cl 1A1
6.500%, 07/25/43	743	837
FHLMC CMO, Ser T-58, Cl 4A
7.500%, 09/25/43	969	1,135
FHLMC CMO, Ser T-60, Cl 1A2
7.000%, 03/25/44	732	848
FHLMC CMO, Ser T-76, Cl 2A
4.794%, 10/25/37 (A)	1,527	1,575
FHLMC Multifamily Structured Pass Through Certificates, Ser K003, Cl AAB
4.768%, 05/25/18	2,824	3,102
FHLMC Multifamily Structured Pass Through Certificates, Ser K005, Cl A2
4.317%, 11/25/19	1,773	1,935
FHLMC Multifamily Structured Pass Through Certificates, Ser K007, Cl A1
3.342%, 12/25/19	2,826	2,977
FHLMC Reference REMIC CMO, Ser R007, Cl ZA
6.000%, 05/15/36	1,161	1,268
FHLMC REMIC, Ser 3346, Cl FA
0.506%, 02/15/19 (A)	16,133	16,094
FHLMC STRIPS CMO, Ser 239, Cl S30, IO
7.424%, 08/15/36 (A)	5,127	656
FHLMC, Ser 2479, Cl PG
6.000%, 08/15/32	2,529	2,767
FHLMC, Ser 2991, Cl EG
5.500%, 11/15/34	1,660	1,721
FHLMC, Ser 3102, Cl FB
0.576%, 01/15/36	653	650
FHLMC, Ser 3200, Cl AY
5.500%, 08/15/36	1,000	1,115
FHLMC, Ser 3523, Cl SD
18.904%, 06/15/36	902	1,181
FHLMC, Ser 3598, Cl MA
4.500%, 11/15/38	2,485	2,622
FHLMC, Ser 3680, Cl MA
4.500%, 07/15/39	1,992	2,143
FHLMC, Ser 3688, Cl NI, IO
5.000%, 04/15/32	2,977	369
FHLMC, Ser 3704, Cl DT
7.500%, 11/15/36	1,000	1,114
FHLMC, Ser 3704, Cl CT
7.000%, 12/15/36	3,000	3,330
FHLMC-GNMA CMO, Ser 21, Cl L
6.250%, 10/25/23	897	949

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA TBA
6.000%, 09/01/37	$15,900	$17,117
5.500%, 09/01/22 to 10/01/38	9,020	9,669
5.000%, 09/15/22 to 09/01/38	13,600	14,449
4.500%, 09/01/18 to 09//01/37	112,370	117,920
4.000%, 09/15/19 to 10/14/39	9,200	9,594
3.500%, 09/20/25 to 09/01/40	77,375	80,042
FNMA
8.000%, 04/01/15 to 11/01/37	1,476	1,634
7.500%, 06/01/30 to 04/01/39	4,289	4,814
7.000%, 12/01/15 to 01/01/39	11,791	13,277
6.500%, 05/01/17 to 07/01/39	49,575	54,316
6.000%, 03/01/19 to 11/01/48	238,262	260,550
5.500%, 04/01/14 to 08/01/37	209,242	226,138
5.000%, 02/01/20 to 03/01/34	57,682	61,808
4.500%, 07/01/20 to 04/01/38	37,081	39,387
4.000%, 04/01/19 to 11/01/20	3,198	3,382
3.500%, 07/01/25	1,175	1,221
FNMA ARM (A)
6.663%, 09/01/36	471	498
6.551%, 01/01/37	1,085	1,167
6.429%, 11/01/37	11	12
6.315%, 09/01/36	388	411
6.300%, 02/01/37	776	820
6.298%, 10/01/36	569	614
6.220%, 10/01/36	649	686
6.200%, 08/01/36	406	438
6.171%, 09/01/36	1,529	1,633
6.127%, 07/01/37	508	542
6.124%, 12/01/36	675	727
6.089%, 08/01/36	561	593
6.078%, 09/01/36	1,352	1,424
6.042%, 09/01/37	324	349
6.036%, 10/01/37	471	506
6.034%, 09/01/37	1,114	1,189
6.028%, 01/01/37	1,093	1,174
6.012%, 04/01/37	402	432
6.005%, 11/01/37	635	683
5.998%, 10/01/37	1,044	1,123
5.995%, 05/01/36	566	596
5.984%, 07/01/37	858	922
5.977%, 04/01/37	1,077	1,157
5.968%, 07/01/36	1,192	1,262
5.957%, 01/01/37	1,511	1,624
5.940%, 07/01/37	1,424	1,530
5.927%, 07/01/37	1,847	1,983
5.924%, 03/01/37	897	964

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.922%, 10/01/36 to 04/01/37	$1,421	$1,510
5.918%, 06/01/36	720	757
5.901%, 07/01/37	1,267	1,348
5.900%, 10/01/36	2,278	2,417
5.880%, 03/01/37	376	404
5.879%, 09/01/37	729	785
5.878%, 02/01/37	845	908
5.857%, 12/01/37	2,184	2,346
5.841%, 03/01/37	9,104	9,736
5.836%, 11/01/36	1,296	1,380
5.826%, 08/01/37	1,231	1,311
5.802%, 12/01/36	1,631	1,732
5.782%, 05/01/37	325	347
5.745%, 02/01/37	1,005	1,066
5.705%, 05/01/37	3,123	3,316
5.686%, 01/01/23	1,132	1,218
5.673%, 10/01/37	750	804
5.670%, 11/01/36	1,054	1,116
5.563%, 06/01/36	1,861	1,951
5.557%, 11/01/37	746	793
5.541%, 02/01/39	2,030	2,175
5.519%, 10/01/36	2,526	2,650
5.500%, 07/01/37	541	574
FNMA CMO, Cl IO, IO
6.166%, 03/25/37 (A)	21,281	2,723
FNMA CMO, Ser 1991-113, Cl ZE
7.500%, 09/25/21	335	394
FNMA CMO, Ser 1992-143, Cl M
8.000%, 09/25/22	871	1,035
FNMA CMO, Ser 1992-69, Cl Z
8.000%, 05/25/22	745	886
FNMA CMO, Ser 1992-96, Cl B, PO
0.000%, 05/25/22	1	1
FNMA CMO, Ser 1993-149, Cl SH
11.500%, 08/25/23 (A)	328	400
FNMA CMO, Ser 1993-75, Cl ZQ
6.500%, 05/25/23	1,386	1,561
FNMA CMO, Ser 1993-99, Cl Z
7.000%, 07/25/23	1,775	2,057
FNMA CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/24	1,189	1,339
FNMA CMO, Ser 1994-63, Cl PK
7.000%, 04/25/24	1,074	1,212
FNMA CMO, Ser 1997-32, Cl PG
6.500%, 04/25/27	814	917
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	1,889	2,038
FNMA CMO, Ser 2001-50, Cl BA
7.000%, 10/25/41	949	1,100
FNMA CMO, Ser 2001-71, Cl QE
6.000%, 12/25/16	1,501	1,632
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/45	643	746
FNMA CMO, Ser 2001-81, Cl HE
6.500%, 01/25/32	13,764	15,499
FNMA CMO, Ser 2002-10, Cl SB
18.567%, 03/25/17 (A)	172	208
FNMA CMO, Ser 2002-81, Cl JO, PO
0.000%, 04/25/32	425	412

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2002-90, Cl A1
6.500%, 06/25/42	$857	$965
FNMA CMO, Ser 2002-94, Cl HQ
4.500%, 01/25/18	2,400	2,582
FNMA CMO, Ser 2003-108, Cl BE
4.000%, 11/25/18	241	260
FNMA CMO, Ser 2003-125, Cl AY
4.000%, 12/25/18	667	721
FNMA CMO, Ser 2003-131, Cl SK
15.672%, 01/25/34 (A)	889	1,083
FNMA CMO, Ser 2003-24, Cl MV
5.500%, 02/25/14	1,142	1,234
FNMA CMO, Ser 2003-3, Cl HJ
5.000%, 02/25/18	1,018	1,113
FNMA CMO, Ser 2003-30, Cl HS, IO
7.386%, 07/25/17 (A)	1,416	88
FNMA CMO, Ser 2003-35, Cl EA, PO
0.000%, 05/25/33	761	686
FNMA CMO, Ser 2003-49, Cl YD
5.500%, 06/25/23	1,187	1,280
FNMA CMO, Ser 2003-50, Cl QJ
5.000%, 08/25/28	68	68
FNMA CMO, Ser 2003-91, Cl XT
4.500%, 12/25/17	1,099	1,117
FNMA CMO, Ser 2004-101, Cl HD
5.000%, 01/25/20	2,500	2,808
FNMA CMO, Ser 2004-3, Cl HT
4.000%, 02/25/19	10	11
FNMA CMO, Ser 2004-52, Cl PX, PO
0.000%, 09/25/32	353	338
FNMA CMO, Ser 2004-60, Cl PA
5.500%, 04/25/34	1,303	1,407
FNMA CMO, Ser 2004-61, Cl CO, PO
0.000%, 10/25/31	360	349
FNMA CMO, Ser 2005-106, Cl US
23.361%, 11/25/35 (A)	1,284	1,943
FNMA CMO, Ser 2005-123, Cl FG
0.714%, 07/25/34 (A)	811	810
FNMA CMO, Ser 2005-14, Cl BA
4.500%, 04/25/19	1,586	1,661
FNMA CMO, Ser 2005-45, Cl BG
4.500%, 06/25/25	564	578
FNMA CMO, Ser 2005-58, Cl MA
5.500%, 07/25/35	3,403	3,842
FNMA CMO, Ser 2005-72, Cl SB
16.216%, 08/25/35 (A)	770	961
FNMA CMO, Ser 2005-74, Cl CS
19.295%, 05/25/35 (A)	667	908
FNMA CMO, Ser 2005-88, Cl QO, PO
0.000%, 11/25/33	402	376
FNMA CMO, Ser 2005-90, Cl ES
16.216%, 10/25/35 (A)	502	628
FNMA CMO, Ser 2005-90, Cl PO, PO
0.000%, 09/25/35	449	428

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2005-96, Cl BP
5.900%, 02/25/15	$808	$816
FNMA CMO, Ser 2006-118, Cl A2
0.324%, 12/25/36 (A)	1,284	1,261
FNMA CMO, Ser 2006-15, Cl OP, PO
0.000%, 03/25/36	514	438
FNMA CMO, Ser 2006-23, Cl FK
0.514%, 04/25/36 (A)	627	625
FNMA CMO, Ser 2006-27, Cl OH, PO
0.000%, 04/25/36	670	608
FNMA CMO, Ser 2006-3, Cl D0, PO
0.000%, 03/25/36	691	654
FNMA CMO, Ser 2006-33, Cl LS
28.963%, 05/25/36 (A)	502	739
FNMA CMO, Ser 2006-43, Cl VB
6.500%, 10/25/17	707	761
FNMA CMO, Ser 2006-44, Cl FP
0.664%, 06/25/36 (A)	855	855
FNMA CMO, Ser 2006-44, Cl P, PO
0.000%, 12/25/33	448	413
FNMA CMO, Ser 2006-46, Cl SW
23.232%, 06/25/36 (A)	610	909
FNMA CMO, Ser 2006-60, Cl UO, PO
0.000%, 07/25/36	1,154	1,053
FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/36	852	995
FNMA CMO, Ser 2006-75, Cl VD
6.500%, 05/25/17	1,395	1,465
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/36	652	724
FNMA CMO, Ser 2007-100, Cl SM, IO
6.186%, 10/25/37 (A)	3,333	444
FNMA CMO, Ser 2007-112, Cl SA, IO
6.186%, 12/25/37 (A)	1,915	271
FNMA CMO, Ser 2007-113, Cl DB
4.500%, 12/25/22	3,696	4,100
FNMA CMO, Ser 2007-114, Cl A6
0.464%, 10/27/37 (A)	2,000	1,996
FNMA CMO, Ser 2007-116, Cl HI, IO
6.329%, 01/25/38 (A)	2,747	188
FNMA CMO, Ser 2007-30, Cl MA
4.250%, 02/25/37	1,134	1,216
FNMA CMO, Ser 2007-39, Cl NA
4.250%, 01/25/37	188	201
FNMA CMO, Ser 2007-43, Cl FL
0.564%, 05/25/37 (A)	502	500
FNMA CMO, Ser 2007-53, Cl SH, IO
5.836%, 06/25/37 (A)	2,533	306
FNMA CMO, Ser 2007-54, Cl FA
0.664%, 06/25/37 (A)	2,233	2,233
FNMA CMO, Ser 2007-60, Cl AX, IO
6.886%, 07/25/37 (A)	2,948	430

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2007-74, Cl A
5.000%, 04/25/34	$1,393	$1,451
FNMA CMO, Ser 2007-75, Cl EO, PO
0.000%, 01/25/36	1,117	1,088
FNMA CMO, Ser 2007-79, Cl SB
23.050%, 08/25/37 (A)	247	362
FNMA CMO, Ser 2007-92, Cl YS, IO
5.516%, 06/25/37 (A)	2,455	230
FNMA CMO, Ser 2008-1, Cl BI, IO
5.646%, 02/25/38 (A)	2,856	295
FNMA CMO, Ser 2008-20, Cl SA, IO
6.726%, 03/25/38 (A)	1,542	206
FNMA CMO, Ser 2008-24, Cl DY
5.000%, 04/25/23	1,500	1,690
FNMA CMO, Ser 2008-32, Cl SA, IO
6.586%, 04/25/38 (A)	1,334	190
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/16 (A)	2,943	34
FNMA CMO, Ser 2008-4, Cl SD, IO
5.736%, 02/25/38 (A)	4,334	448
FNMA CMO, Ser 2008-53, Cl CA
5.000%, 07/25/23	3,500	3,906
FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/24	643	733
FNMA CMO, Ser 2009-103, Cl MB
4.000%, 12/25/39	1,452	1,537
FNMA CMO, Ser 2009-31, Cl A2
4.287%, 07/25/19	3,868	4,168
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/39	1,657	241
FNMA CMO, Ser 2009-71, Cl JT
6.000%, 06/25/36	2,876	3,140
FNMA CMO, Ser 2009-78, Cl J
5.000%, 09/25/19	5,147	5,525
FNMA CMO, Ser 2009-84, Cl WS, IO
5.636%, 10/25/39 (A)	2,045	160
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/37 (C)	12,149	11,038
FNMA CMO, Ser 2009-99, Cl SC, IO
5.916%, 12/25/39 (A)	2,381	200
FNMA CMO, Ser 2010-1, Cl WA
6.131%, 02/25/40 (A)	910	1,010
FNMA CMO, Ser 2010-16, Cl WA
6.428%, 03/25/40	939	1,027
FNMA CMO, Ser 2010-23, Cl KS, IO
6.836%, 02/25/40 (A)	2,298	305
FNMA CMO, Ser 2010-54, Cl EA
4.500%, 06/25/40	7,297	7,655
FNMA CMO, Ser 2010-64, Cl DM
5.000%, 06/25/40	1,934	2,100

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2010-M1, Cl A2
4.450%, 09/25/19	$1,374	$1,504
FNMA CMO, Ser 2010-M3, Cl A3
4.332%, 03/25/20 (A)	8,896	9,594
FNMA CMO, Ser ACES, Cl A3
4.001%, 01/25/19	4,134	4,379
FNMA CMO, Ser G92-41, Cl MA
8.000%, 08/25/22	1,050	1,248
FNMA Grantor Trust CMO, Ser 2000-86, Cl A1
7.500%, 06/25/30	1,170	1,375
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A2
7.500%, 12/25/41	2,613	3,072
FNMA Grantor Trust CMO, Ser 2002-T19, Cl A2
7.000%, 07/25/42	762	884
FNMA Grantor Trust CMO, Ser 2002-T3, Cl B
5.763%, 12/25/11	727	772
FNMA Grantor Trust CMO, Ser 2004-T3, Cl 1A3
7.000%, 02/25/44	971	1,125
FNMA Interest STRIP CMO, Ser 323, Cl 16, IO
7.000%, 01/01/32	961	284
FNMA Interest STRIP CMO, Ser 334, Cl 16, IO
6.500%, 02/01/33	1,570	289
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
7.500%, 12/25/42	1,050	1,234
FNMA Whole Loan CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/42	1,771	1,933
FNMA Whole Loan CMO, Ser 2003-W6, Cl 3A
6.500%, 09/25/42	870	972
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/42	708	821
FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/33	1,097	1,272
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/44	1,218	1,412
FNMA Whole Loan CMO, Ser 2004-W9, Cl 2A1
6.500%, 02/25/44	988	1,112
FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.484%, 03/25/45 (A)	1,807	1,799
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/45	422	496
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.484%, 02/25/36 (A)	870	862
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.524%, 11/25/46 (A)	2,074	2,063

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA Whole Loan CMO, Ser 2007-W7, Cl 1A4
37.598%, 07/25/37 (A)	$123	$179
FNMA, Ser 2000-18, Cl EC, PO
0.000%, 10/25/23	330	297
FNMA, Ser 2003-23, Cl Q0, PO
0.000%, 01/25/32	772	753
FNMA, Ser 2004-17, Cl H
5.500%, 04/25/34	997	1,030
FNMA, Ser 2004-46, Cl EP, PO
0.000%, 03/25/34	818	776
FNMA, Ser 2004-W10, Cl A6
5.750%, 08/25/34	2,000	2,158
FNMA, Ser 2005-14, Cl BD
4.500%, 03/25/20	1,250	1,335
FNMA, Ser 2005-47, Cl PC
5.500%, 02/25/31	5,799	6,114
FNMA, Ser 2005-65, Cl WK
5.500%, 11/25/31	2,769	2,925
FNMA, Ser 2005-74, Cl SK
19.405%, 05/25/35	511	697
FNMA, Ser 2006-117, Cl GS, IO
6.386%, 12/25/36	1,314	115
FNMA, Ser 2006-59, Cl CO, PO
0.000%, 08/25/35	251	245
FNMA, Ser 2007-116, Cl PB
5.500%, 08/25/35	4,567	5,134
FNMA, Ser 2007-29, Cl SG
21.787%, 04/25/37 (A)	428	605
FNMA, Ser 2007-65, Cl KI, IO
6.356%, 07/25/37 (A)	3,480	298
FNMA, Ser 2007-72, Cl EK, IO
6.136%, 07/25/37	2,965	297
FNMA, Ser 2007-80, Cl PB
5.500%, 05/25/34	2,838	3,080
FNMA, Ser 2009-110, Cl DA
4.500%, 01/25/40	2,952	3,207
FNMA, Ser 2009-80, Cl KC
5.000%, 09/25/37	7,930	8,606
FNMA, Ser 2009-88, Cl B
6.000%, 11/25/39	8,255	8,952
FNMA, Ser 2009-93, Cl PD
4.500%, 09/25/39	2,280	2,446
FNMA, Ser 2010-15, Cl K4
4.000%, 03/25/39	3,616	3,823
FNMA, Ser 2010-35, Cl SB, IO
6.156%, 04/25/40	3,391	305
FNMA, Ser 2010-39, Cl OT, PO
0.000%, 10/25/35	897	795
FNMA, Ser 2010-58, Cl MA
5.500%, 12/25/38	8,423	9,299
FNMA, Ser 2010-68, Cl SA, IO
4.736%, 07/25/40 (A)	3,974	338
GNMA TBA
6.500%, 09/01/31	400	434
6.000%, 09/01/34	2,300	2,503
5.500%, 09/01/33	1,000	1,080
5.000%, 09/01/33	43,800	47,058
4.500%, 09/15/39 to 09/15/40	131,345	139,349
4.000%, 10/01/39	11,400	11,835

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA
9.500%, 12/15/20	$10	$11
7.500%, 10/15/37	1,675	1,864
7.000%, 04/15/26 to 06/15/35	4,834	5,478
6.500%, 01/15/24 to 02/15/39	15,425	17,360
6.000%, 11/15/23 to 09/15/34	19,993	22,002
5.852%, 05/20/37 (A)	3,940	394
5.834%, 08/20/39	3,044	271
5.500%, 11/01/18	1,958	2,111
4.500%, 07/16/40	14,773	16,047
4.000%, 07/20/40	3,499	3,696
3.500%, 08/20/40	2,271	2,372
3.000%, 08/20/40	3,282	3,393
1.347%, 05/20/60	5,437	5,573
GNMA CMO, Ser 2001-18, Cl WH
31.424%, 04/20/31 (A)	134	217
GNMA CMO, Ser 2001-22, Cl PS
20.301%, 03/17/31 (A)	1,007	1,457
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/31	1,900	2,078
GNMA CMO, Ser 2002-23, Cl SD
20.213%, 04/16/32 (A)	1,489	2,142
GNMA CMO, Ser 2002-51, Cl SG
31.346%, 04/20/31 (A)	124	201
GNMA CMO, Ser 2002-57, Cl SB
108.361%, 08/16/32	99	330
GNMA CMO, Ser 2002-69, Cl SC
15.914%, 02/20/32 (A)	376	443
GNMA CMO, Ser 2003-60, Cl GS
11.957%, 05/16/33 (A)	220	254
GNMA CMO, Ser 2003-97, Cl SA, IO
6.274%, 11/16/33 (A)	739	123
GNMA CMO, Ser 2004-28, Cl SV
8.734%, 04/20/34 (A)	1,666	1,794
GNMA CMO, Ser 2004-34, Cl JO, PO
0.000%, 02/20/34	286	277
GNMA CMO, Ser 2004-34, Cl CS
19.148%, 02/20/34 (A)	91	123
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/34 (A)	479	520
GNMA CMO, Ser 2004-85, Cl PO, PO
0.000%, 01/17/33	206	198
GNMA CMO, Ser 2004-87, Cl SB
7.359%, 03/17/33 (A)	384	406
GNMA CMO, Ser 2005-3, Cl SB, IO
5.834%, 01/20/35 (A)	2,034	251
GNMA CMO, Ser 2005-7, Cl JM
16.127%, 05/18/34 (A)	410	493
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/35	1,000	1,140
GNMA CMO, Ser 2006-34, Cl PO, PO
0.000%, 07/20/36	253	234
GNMA CMO, Ser 2006-37, Cl JG
5.000%, 07/20/36	1,723	1,900

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA CMO, Ser 2006-38, Cl SW, IO
6.234%, 06/20/36 (A)	$2,056	$187
GNMA CMO, Ser 2007-17, Cl AF
0.476%, 04/16/37 (A)	983	978
GNMA CMO, Ser 2007-27, Cl SD, IO
5.934%, 05/20/37 (A)	1,290	131
GNMA CMO, Ser 2007-42, Cl SB, IO
6.484%, 07/20/37 (A)	1,826	175
GNMA CMO, Ser 2007-45, Cl QA, IO
6.374%, 07/20/37 (A)	1,226	153
GNMA CMO, Ser 2007-72, Cl USIO, IO
6.284%, 11/20/37 (A)	1,483	159
GNMA CMO, Ser 2007-78, Cl SA, IO
6.254%, 12/16/37 (A)	16,524	2,001
GNMA CMO, Ser 2007-81, Cl SP, IO
6.384%, 12/20/37 (A)	1,824	160
GNMA CMO, Ser 2007-82, Cl SA, IO
6.264%, 12/20/37 (A)	1,191	119
GNMA CMO, Ser 2007-9, Cl CI, IO
5.934%, 03/20/37 (A)	1,513	172
GNMA CMO, Ser 2008-10, Cl S, IO
5.564%, 02/20/38 (A)	2,142	152
GNMA CMO, Ser 2008-2, Cl MS, IO
6.884%, 01/16/38 (A)	1,339	147
GNMA CMO, Ser 2008-29, Cl PO, PO
0.000%, 02/17/33	571	534
GNMA CMO, Ser 2008-33, Cl XS, IO
7.424%, 04/16/38 (A)	888	104
GNMA CMO, Ser 2008-55, Cl SA, IO
5.934%, 06/20/38 (A)	2,108	196
GNMA CMO, Ser 2009-106, Cl AS, IO
6.124%, 11/16/39 (A)	2,810	225
GNMA CMO, Ser 2009-14, Cl NI, IO
6.500%, 03/20/39	57	6
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/39	1,197	143
GNMA CMO, Ser 2009-18, Cl PI, IO
5.500%, 11/16/37	1,636	231
GNMA CMO, Ser 2009-22, Cl SA, IO
6.004%, 04/20/39 (A)	3,277	278
GNMA CMO, Ser 2009-24, Cl DS, IO
6.034%, 03/20/39 (A)	2,078	172

7	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA CMO, Ser 2009-25, Cl SE, IO
7.334%, 09/20/38 (A)	$1,256	$148
GNMA CMO, Ser 2009-31, Cl TS, IO
6.034%, 03/20/39 (A)	3,353	334
GNMA CMO, Ser 2009-33, Cl TI, IO
6.000%, 05/20/39	545	63
GNMA CMO, Ser 2009-42, Cl IY, IO
1.000%, 06/16/37 (A)	2,886	68
GNMA CMO, Ser 2009-42, Cl SC, IO
5.814%, 06/20/39 (A)	1,173	107
GNMA CMO, Ser 2009-43, Cl SA, IO
5.684%, 06/20/39 (A)	2,981	251
GNMA CMO, Ser 2009-44, Cl MV
6.000%, 04/20/20	1,381	1,569
GNMA CMO, Ser 2009-6, Cl SH, IO
5.774%, 02/20/39 (A)	2,477	234
GNMA CMO, Ser 2009-65, Cl TS, IO
6.134%, 12/20/38 (A)	4,426	376
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/38	1,475	136
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/39	2,245	2,580
GNMA CMO, Ser 2009-67, Cl SA, IO
5.774%, 08/16/39 (A)	3,123	285
GNMA CMO, Ser 2009-79, Cl OK, PO
0.000%, 11/16/37	1,793	1,670
GNMA CMO, Ser 2010-14, Cl CO, PO
0.000%, 08/20/35	425	337
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/39	2,900	3,135
GNMA, Ser 2009-75, Cl VM
5.000%, 12/20/19	1,116	1,238
GNMA, Ser 2010-4, Cl NS, IO
6.114%, 01/16/40 (A)	36,214	5,050
GNMA, Ser 2010-7, Cl EA
5.000%, 06/16/38	895	986

		2,113,293

Non-Agency Mortgage-Backed Obligations — 12.6%
American General Mortgage Loan Trust, Ser 2010-1A, Cl A1
5.650%, 03/25/58 (A) (B)	823	845
American General Mortgage Loan, Ser 2009-1, Cl A5
5.750%, 09/25/48 (A) (B)	900	928
American General Mortgage Loan, Ser 2009-1, Cl A7
5.750%, 09/25/48	1,500	1,445

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
American General Mortgage Loan, Ser 2009-1, Cl A4
5.750%, 09/25/48 (A) (B)	$1,325	$1,359
American Home Mortgage Assets, Ser 2006-5, Cl A1
1.322%, 11/25/46 (A)	1,548	782
American Home Mortgage Assets, Ser 2007-2, Cl A1
0.389%, 03/25/47 (A)	13,066	7,516
ASG Resecuritization Trust, Ser 2009-2, Cl A55
5.640%, 05/24/36 (A) (B)	965	972
ASG Resecuritization Trust, Ser 2009-3, Cl A65
5.594%, 03/26/37 (A) (B)	2,132	2,127
ASG Resecuritization Trust, Ser 2009-4, Cl A60
6.000%, 06/28/37 (B)	1,652	1,668
ASG Resecuritization Trust, Ser 2010-3, Cl 2A22
0.523%, 10/28/36	1,000	975
Asset Securitization, Ser 1996-D3, Cl A2
7.558%, 10/13/26 (A)	2,026	2,095
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/34	404	424
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/34	798	838
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/18	1,045	1,075
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 1CB1
5.500%, 09/25/33	602	606
Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/33	913	933
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/19	642	642
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/19	566	587
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
6.147%, 11/25/21 (A)	274	252
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
5.986%, 04/25/37 (A)	476	332
Banc of America Commercial Mortgage Securities, Ser 2002- PB2, Cl A4
6.186%, 06/11/35	4,902	5,146
Banc of America Commercial Mortgage, Ser 2002-2, Cl B
5.271%, 07/11/43	681	705
Banc of America Commercial Mortgage Securities, Ser 2002- PB2, Cl B
6.309%, 06/11/35	916	963

8	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Banc of America Commercial Mortgage Securities, Ser 2003- 1, Cl A1
3.878%, 09/11/36	$2,169	$2,193
Banc of America Commercial Mortgage Securities, Ser 2004- 6, Cl A3
4.512%, 12/10/42	895	918
Banc of America Commercial Mortgage Securities, Ser 2005- 3, Cl A4
4.668%, 07/10/43	4,794	5,031
Banc of America Commercial Mortgage Securities, Ser 2005- 4, Cl A5A
4.933%, 07/10/45	2,366	2,494
Banc of America Commercial Mortgage Securities, Ser 2005- 5, Cl A4
5.115%, 10/10/45 (A)	300	327
Banc of America Commercial Mortgage Securities, Ser 2005- 6, Cl A4
5.350%, 09/10/47 (A)	2,658	2,933
Banc of America Commercial Mortgage Securities, Ser 2006- 4, Cl A4
5.634%, 07/10/46	800	856
Banc of America Commercial Mortgage, Ser 2002-2, Cl E
7.634%, 09/15/32 (A)	767	765
Banc of America Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/43	1,050	954
Banc of America Commercial Mortgage, Ser 2006-1, Cl A4
5.372%, 09/10/45 (A)	500	549
Banc of America Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/44 (A)	2,192	2,332
Banc of America Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/47	4,108	4,348
Banc of America Funding, Ser 2004-2, Cl 1CB1
5.750%, 09/20/34	645	646
Banc of America Funding, Ser 2004-3, Cl 1A7
5.500%, 10/25/34	938	935
Banc of America Funding, Ser 2004-C, Cl 1A1
5.032%, 12/20/34 (A)	494	506
Banc of America Funding, Ser 2005-B, Cl 2A1
3.028%, 04/20/35 (A)	4,403	3,180
Banc of America Funding, Ser 2010-R5, Cl 5A6
0.629%, 05/26/37 (A) (G)	1,767	1,753
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.814%, 05/25/18 (A)	425	404

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.714%, 08/25/18 (A)	$452	$435
Banc of America Mortgage Securities, Ser 2003-E, Cl 2A2
2.870%, 06/25/33 (A)	412	386
Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/19	445	451
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A23
4.500%, 04/25/34	575	575
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/19	404	405
Banc of America Mortgage Securities, Ser 2004-9, Cl 3A1
6.500%, 09/25/32	270	278
BCAP LLC Trust, Ser 2009-RR10, Cl 17A1
5.750%, 06/26/37 (B)	2,004	2,024
BCAP LLC Trust, Ser 2009-RR13, Cl 11A1
5.250%, 05/26/37 (B)	603	600
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/34	1,331	1,318
BCAP LLC Trust, Ser 2010-RR7, Cl 16A1
1.102%, 02/26/47	677	626
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
5.033%, 04/26/35	1,000	1,005
BCAP LLC Trust, Ser 2010-RR5, Cl 2A5
5.183%, 04/26/37 (A) (B)	1,100	1,090
BCAP LLC Trust, Ser 2010-RR6, Cl 5A1
5.500%, 11/26/37 (B)	780	784
BCAP LLC Trust, Ser 2010-RR7, Cl 15A1
1.142%, 06/25/40	1,380	1,256
BCAP LLC Trust, Ser 2010-RR7, Cl 2A1
5.104%, 06/25/40	2,137	2,158
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
5.130%, 05/25/34 (A)	493	515
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
5.268%, 05/25/34 (A)	2,598	2,615
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.320%, 08/25/35 (A)	621	589
Bear Stearns Alt-A Trust, Ser 2005-2, Cl 2A4
3.002%, 04/25/35 (A)	254	190

9	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bear Stearns Asset Backed Securities Trust, Ser 2006-AC1, Cl 1A1
5.750%, 02/25/36	$2,225	$1,654
Bear Stearns Commercial Mortgage Securities, Ser 2007- PW16, Cl A1
5.593%, 06/11/40	667	686
Bear Stearns Commercial Mortgage Securities, Ser 2001- TOP2, Cl A2
6.480%, 02/15/35	241	245
Bear Stearns Commercial Mortgage Securities, Ser 2002- TOP8, Cl A2
4.830%, 08/15/38	454	479
Bear Stearns Commercial Mortgage Securities, Ser 2003- T-12, Cl A3
4.240%, 08/13/39 (A)	571	585
Bear Stearns Commercial Mortgage Securities, Ser 2004- PWR4, Cl A3
5.468%, 06/11/41 (A)	824	893
Bear Stearns Commercial Mortgage Securities, Ser 2005- PWR7, Cl A2
4.945%, 02/11/41	1,110	1,137
Bear Stearns Commercial Mortgage Securities, Ser 2005- T20, Cl A4A
5.297%, 10/12/42 (A)	6,500	7,187
Bear Stearns Commercial Mortgage Securities, Ser 2006- PW11, Cl A4
5.456%, 03/11/39 (A)	300	330
Bear Stearns Commercial Mortgage Securities, Ser 2006- T24, Cl A4
5.537%, 10/12/41	300	328
Bear Stearns Commercial Mortgage Securities, Ser 2007- PW10, Cl A4
5.405%, 12/11/40 (A)	867	944
Bear Stearns Commercial Mortgage Securities, Ser 2007- PW17, Cl A3
5.736%, 06/11/50	2,640	2,833
Chase Mortgage Finance, Ser 2003-S15, Cl 2A10
0.714%, 01/25/34 (A)	403	395
Chase Mortgage Finance, Ser 2003-S9, Cl AP, PO
0.000%, 10/25/18	297	247
Chase Mortgage Finance, Ser 2005-A1, Cl 2A3
5.204%, 12/25/35 (A)	13,166	11,498
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
4.439%, 02/25/37 (A)	374	376

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.894%, 02/25/37 (A)	$447	$441
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
2.903%, 07/25/37 (A)	682	665
Citicorp Mortgage Securities, Ser 2003-6, Cl 1A2
4.500%, 05/25/33	195	196
Citicorp Mortgage Securities, Ser 2004-3, Cl A8
5.250%, 05/25/34	270	270
Citigroup Deutsche Bank Commercial Mortgage, Ser 2006-CD3, Cl A5
5.617%, 10/15/48	1,404	1,507
Citigroup Deutsche Bank Commercial Mortgage, Ser 2007-CD4, Cl A4
5.322%, 12/11/49	6,855	6,984
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
5.079%, 08/25/34 (A)	771	760
Citigroup Mortgage Loan Trust, Ser 2009-5, Cl 8A1
6.000%, 06/25/36 (B) (G)	1,504	1,391
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/32 (A)	3,887	4,252
Commercial Mortgage Pass Through Certificates, Ser 2004- LB2A, Cl A4
4.715%, 03/10/39	1,421	1,490
Commercial Mortgage Pass Through Certificates, Ser 2005- LP5, Cl A4
4.982%, 05/10/43 (A)	600	652
Commercial Mortgage Pass- Through Certificates, Ser 2001- J2A, Cl A2
6.096%, 07/16/34 (A)	239	250
Commercial Mortgage Pass- Through Certificates, Ser 2001- J2A, Cl B
6.304%, 07/16/34 (A)	2,500	2,756
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/33	2,592	2,701
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/34	2,285	2,011
Countrywide Alternative Loan Trust, Ser 2004-32CB, Cl 2A3, IO
4.836%, 02/25/35 (A)	41,472	4,452
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/34	386	402
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
0.000%, 11/25/31	367	277

10	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/31	$1,335	$1,381
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 2A1
1.752%, 08/25/35 (A)	4,046	2,278
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.502%, 08/25/35 (A)	1,011	535
Countrywide Alternative Loan Trust, Ser 2005-56, Cl 4A1
0.574%, 11/25/35 (A)	7,622	4,199
Countrywide Alternative Loan Trust, Ser 2005-59, Cl 1A1
0.668%, 11/20/35 (I)	5,426	3,105
Countrywide Alternative Loan Trust, Ser 2005-72, Cl A1
0.534%, 01/25/36 (A)	2,879	1,852
Countrywide Alternative Loan Trust, Ser 2006-0A9, Cl 2A1A
0.476%, 07/20/46 (A)	612	249
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-39, Cl A6
5.000%, 10/25/33	847	848
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-56, Cl 6A1
3.476%, 12/25/33 (A)	590	512
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-J1, Cl A6
5.250%, 09/25/33	1,000	1,034
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-J13, Cl 1A7
5.250%, 01/25/34	1,418	1,449
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-J7, Cl 4A3
9.432%, 08/25/18 (A)	212	222
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2004-20, Cl 2A1
2.948%, 09/25/34 (A)	91	39
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/19	1,623	1,655
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/27	797	712
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.664%, 09/25/35 (A) (B)	6,461	5,467
Credit Suisse First Boston Mortgage Securities, Ser 2001- CKN5, Cl A4
5.435%, 09/15/34	401	413

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse First Boston Mortgage Securities, Ser 2002- CKS4, Cl A1
4.485%, 11/15/36	$29	$29
Credit Suisse First Boston Mortgage Securities, Ser 2002- CKS4, Cl A2
5.183%, 11/15/36	3,030	3,206
Credit Suisse First Boston Mortgage Securities, Ser 2003- 27, Cl 5A3
5.250%, 11/25/33	1,134	1,162
Credit Suisse First Boston Mortgage Securities, Ser 2003- 29, Cl 5A1
7.000%, 12/25/33	313	324
Credit Suisse First Boston Mortgage Securities, Ser 2003- 29, Cl 8A1
6.000%, 11/25/18	645	663
Credit Suisse First Boston Mortgage Securities, Ser 2003- CPN1, Cl A2
4.597%, 03/15/35	1,452	1,531
Credit Suisse First Boston Mortgage Securities, Ser 2004- AR5, Cl 7A2
2.708%, 06/25/34 (A)	852	818
Credit Suisse First Boston Mortgage Securities, Ser 2005- 4, Cl 3A24
17.933%, 06/25/35 (A)	349	332
Credit Suisse First Boston Mortgage Securities, Ser 2005- C1, Cl A4
5.014%, 02/15/38 (A)	1,780	1,893
Credit Suisse First Boston Mortgage Securities, Ser 2005- C1, Cl A3
4.813%, 02/15/38	327	337
Credit Suisse First Boston Mortgage Securities, Ser 2005- C2, Cl A4
4.832%, 04/15/37	1,987	2,070
Credit Suisse First Boston Mortgage Securities, Ser 2005- C6, Cl A4
5.230%, 12/15/40 (A)	13,000	14,230
Credit Suisse First Boston Mortgage Securities, Ser 2003- C4, Cl B
5.253%, 08/15/36	2,005	2,075
Credit Suisse Mortgage Capital Certificate, Ser 2007-C1, Cl AAB
5.336%, 02/15/40	923	956
Credit Suisse Mortgage Capital Certificate, Ser 2007-C2, Cl A2
5.448%, 01/15/49	1,359	1,393

11	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Credit Suisse Mortgage Capital Certificates, Ser 2006-C2, Cl A3
5.658%, 03/15/39 (A)	$825	$871
Credit Suisse Mortgage Capital Certificates, Ser 2006-C4, Cl A3
5.467%, 09/15/39	1,853	1,923
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	3,212	3,310
Credit Suisse Mortgage Capital Certificates, Ser 2007-C5, Cl A3
5.694%, 09/15/40 (A)	1,960	2,036
Credit Suisse Mortgage Capital Certificates, Ser 2009-12R, Cl 7A1
5.500%, 10/27/35 (A)	803	808
Credit Suisse Mortgage Capital Certificates, Ser 2010-11R, Cl A1
1.260%, 06/28/47 (A) (B)	1,485	1,491
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/48	825	841
Deutsche ALT-A Securities Alternate Loan Trust, Ser 2005- 1, Cl 2A1
5.586%, 02/25/20 (A)	400	390
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/22 (B)	2,516	2,652
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.667%, 11/19/44 (A)	2,135	793
DSLA Mortgage Loan Trust, Ser 2006-AR1, Cl 1A1A
1.322%, 03/19/46 (A)	402	200
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.866%, 02/25/48 (A) (B)	6,979	6,999
First Horizon Asset Securities, Ser 2003-8, Cl 2A1
4.500%, 09/25/18	1,409	1,458
First Union National Bank Commercial Mortgage, Ser 2000-C2, Cl B
7.281%, 10/15/32 (A)	430	430
First Union National Bank Commercial Mortgage, Ser 2001-C4, Cl B
6.417%, 12/12/33	789	822
GE Capital Commercial Mortgage, Ser 2001-3, Cl A1
5.560%, 06/10/38	155	156
GE Capital Commercial Mortgage, Ser 2002-1A, Cl A3
6.269%, 12/10/35	1,562	1,651
GE Capital Commercial Mortgage, Ser 2007-C1, Cl A4
5.543%, 12/10/49	1,000	1,001
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl B
6.790%, 04/15/34	404	418

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GMAC Commercial Mortgage Securities, Ser 2002-C3, Cl A2
4.930%, 07/10/39	$445	$471
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl D
5.492%, 05/10/40 (A)	654	663
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl A2
5.476%, 05/10/40 (A)	1,073	1,173
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/40	760	824
GMAC Commercial Mortgage Securities, Ser 2004-C2, Cl A4
5.301%, 08/10/38 (A)	1,299	1,395
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl A4
5.238%, 11/10/45 (A)	700	750
GMAC Mortgage Loan Trust, Ser 2003-AR1, Cl A4
3.905%, 10/19/33 (A)	2,163	2,135
GMAC Mortgage Loan Trust, Ser 2003-GH2, Cl A4
5.000%, 10/25/33	701	698
GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/33	1,120	1,067
GMAC Mortgage Loan Trust, Ser 2004-J4, Cl A1
5.500%, 09/25/34	187	188
GMAC Mortgage Loan Trust, Ser 2004-J5, Cl A7
6.500%, 01/25/35	1,009	1,033
GMAC Mortgage Loan Trust, Ser 2004-J6, Cl 1A1
5.000%, 01/25/20	622	640
GMAC Mortgage Loan Trust, Ser 2005-AR5, Cl 3A1
4.310%, 09/19/35 (A)	209	197
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
4.984%, 11/19/35 (A)	949	703
GMAC Mortgage Loan Trust, Ser 2010-1, Cl A
4.250%, 07/25/40 (A)	736	750
GMAC Mortgage Loan Trust, Ser 2007-HE2, Cl A6
6.249%, 12/25/37	809	420
Greenpoint Mortgage Funding Trust, Ser 2007-AR1, Cl 1A1A
0.344%, 02/25/47 (A)	11,260	8,307
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A6
5.135%, 06/10/36 (A)	1,622	1,725
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/37 (A)	2,904	3,097
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
6.085%, 07/10/38 (A)	10,875	11,839

12	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	$7,000	$7,332
GS Mortgage Securities II, Ser 2001-GL3A, Cl A2
6.449%, 08/05/18 (A) (B)	626	653
GS Mortgage Securities II, Ser 2004-C1, Cl A2
4.319%, 10/10/28	1,205	1,204
GS Mortgage Securities II, Ser 2005-GG4, Cl AABA
4.680%, 07/10/39	5,469	5,706
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/38 (A)	1,000	1,072
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/27 (B)	5	5
GSMPS Mortgage Loan Trust, Ser 2006-RP2, Cl 1AF1
0.664%, 04/25/36 (A) (B)	2,115	1,700
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/34	704	721
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 8A3
0.764%, 06/25/35 (A)	757	682
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 2A3
5.500%, 06/25/35	509	515
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/37	125	115
Impac Funding, Ser 2010-1, Cl A1
5.314%, 01/25/51 (A)	4,750	4,871
Impac Secured Assets CMN Owner Trust, Ser 2003-2, Cl A1
5.500%, 08/25/33	910	943
Impac Secured Assets CMN Owner Trust, Ser 2006-2, Cl 2A1
0.614%, 08/25/36 (A)	1,567	1,354
Indymac INDA Mortgage Loan Trust, Ser 2007-AR7, Cl 1A1
5.973%, 11/25/37 (A)	1,903	1,616
JP Morgan Chase Commercial Mortgage Securities, Ser 2002- C2, Cl B
5.211%, 12/12/34 (A)	403	421
JP Morgan Chase Commercial Mortgage Securities, Ser 2005- LDP2, Cl A3A
4.678%, 07/15/42	675	703
JP Morgan Chase Commercial Mortgage Securities, Ser 2007- LD12, Cl A3
5.990%, 02/15/51 (A)	4,861	5,101
JP Morgan Mortgage Trust
4.485%, 02/25/35 (A)	611	613

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JP Morgan Mortgage Trust, Ser 2005-A1, Cl 3A4
5.013%, 02/25/35 (A)	$1,000	$1,000
JPMorgan Alternative Loan Trust, Ser 2006-A7, Cl 2A6
5.750%, 12/25/36 (A)	11,300	4,463
JPMorgan Chase Commercial Mortgage Securities, Ser 2001- CIB2, Cl D
6.847%, 04/15/35 (A)	851	859
JPMorgan Chase Commercial Mortgage Securities, Ser 2001- CIB3, Cl A3
6.465%, 11/15/35	289	302
JPMorgan Chase Commercial Mortgage Securities, Ser 2002- CIB5, Cl A2
5.161%, 10/12/37	969	1,031
JPMorgan Chase Commercial Mortgage Securities, Ser 2003- CB7, Cl A4
4.879%, 01/12/38 (A)	876	936
JPMorgan Chase Commercial Mortgage Securities, Ser 2004- C2, Cl A3
5.401%, 05/15/41 (A)	1,983	2,114
JPMorgan Chase Commercial Mortgage Securities, Ser 2004- CB9, Cl A4
5.360%, 06/12/41 (A)	651	698
JPMorgan Chase Commercial Mortgage Securities, Ser 2005- LDP4, Cl A4
4.918%, 10/15/42 (A)	1,167	1,255
JPMorgan Chase Commercial Mortgage Securities, Ser 2005- LDP5, Cl A4
5.179%, 12/15/44 (A)	5,930	6,502
JPMorgan Chase Commercial Mortgage Securities, Ser 2006- LDP8, Cl A4
5.399%, 05/15/45	500	536
JPMorgan Chase Commercial Mortgage Securities, Ser 2006- LDP9, Cl A2
5.134%, 05/15/47	2,564	2,735
JPMorgan Chase Commercial Mortgage Securities, Ser 2006- LDP9, Cl A3
5.336%, 05/15/47	1,812	1,887
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- LD11, Cl ASB
6.006%, 06/15/49	1,361	1,450
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- LD12, Cl A4
5.882%, 02/15/51 (A)	3,057	3,205
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- LDPX, Cl A2S
5.305%, 01/15/49	6,589	6,610

13	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities, Ser 2008- C2, Cl A1
5.017%, 02/12/51	$12	$12
JPMorgan Chase Commercial Mortgage Securities, Ser 2009- IWST, Cl A2
5.633%, 12/05/27 (B)	4,295	4,915
JPMorgan Chase Commercial Mortgage Securities, Ser 2010- C1, Cl A1
3.853%, 06/15/43 (B)	3,582	3,743
JPMorgan Commercial Mortgage Finance, Ser 2000-C10, Cl C
7.656%, 08/15/32 (A)	794	794
JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
4.286%, 07/25/34 (A)	278	282
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
4.554%, 06/25/34 (A)	3,439	3,316
JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
4.614%, 09/25/34 (A)	314	321
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A4
4.819%, 12/25/34 (A)	11,500	11,521
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A2
4.819%, 12/25/34 (A)	2,094	2,090
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
4.314%, 04/25/35 (A)	360	362
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.965%, 08/25/34 (A)	2,180	2,119
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 2A2
5.750%, 04/25/36 (A)	13,400	10,939
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
3.059%, 08/25/34 (A)	955	874
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 3A4
5.724%, 05/25/36 (A)	14,500	12,259
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
5.940%, 07/15/44 (A)	844	906
LB-UBS Commercial Mortgage Trust, Ser 2000-C5, Cl A2
5.594%, 06/15/31	12,470	13,238
LB-UBS Commercial Mortgage Trust, Ser 2001-C2, Cl A2
6.653%, 11/15/27	866	882
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A4
4.563%, 09/15/26	640	657
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A5
4.853%, 09/15/31	1,848	1,955

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LB-UBS Commercial Mortgage Trust, Ser 2003-C8, Cl A4
5.124%, 11/15/32 (A)	$18,003	$19,552
LB-UBS Commercial Mortgage Trust, Ser 2004-C1, Cl A4
4.568%, 01/15/31	941	986
LB-UBS Commercial Mortgage Trust, Ser 2004-C2, Cl A4
4.367%, 03/15/36	1,699	1,745
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/29	853	891
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/31	350	377
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
5.882%, 06/15/38 (A)	450	493
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/40	272	288
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AAB
5.403%, 02/15/40	420	450
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.154%, 04/15/41 (A)	6,038	6,698
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl AAB
6.154%, 04/15/41	1,091	1,206
LVII Resecuritization Trust, Ser 2009-1, Cl A1
5.949%, 11/27/37	412	420
LVII Resecuritization Trust, Ser 2009-2, Cl A3
3.000%, 09/27/37 (A) (B)	1,000	998
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7
2.924%, 11/21/34 (A)	1,585	1,416
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
2.924%, 11/21/34 (A)	11,650	10,872
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A6
2.924%, 11/21/34 (A)	965	960
Master Adjustable Rate Mortgages Trust, Ser 2007-3, Cl 12A1
0.464%, 05/25/47 (A)	16,481	7,759
Master Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/34	2,236	2,365
Master Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/34 (B)	3,614	3,528
Master Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
0.614%, 05/25/35 (A) (B)	686	561
Master Reperforming Loan Trust, Ser 2006-1, Cl 1A1F
0.624%, 07/25/35 (A) (B)	1,556	1,275

14	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Master Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
0.000%, 05/28/35	$577	$369
MASTR Alternative Loans Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/33	596	612
MASTR Alternative Loans Trust, Ser 2006-3, Cl AA3
6.250%, 07/25/36	802	619
MASTR Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/18	181	186
MASTR Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/33	672	660
MASTR Asset Securitization Trust, Ser 2004-10, Cl SA1
0.664%, 11/25/34 (A)	100	96
Merrill Lynch Mortgage Investors, Ser 2003-A4, Cl 2A
2.875%, 07/25/33 (A)	240	240
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 2A1
2.799%, 02/25/34 (A)	241	222
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.280%, 02/25/34 (A)	4,325	4,140
Merrill Lynch Mortgage Investors, Ser 2004-A4, Cl A2
2.803%, 08/25/34 (A)	465	470
Merrill Lynch Mortgage Investors, Ser 2005-A2, Cl A2
2.802%, 02/25/35 (A)	221	211
Merrill Lynch Mortgage Trust, Ser 2003-KEY1, Cl A4
5.236%, 11/12/35 (A)	2,767	2,988
Merrill Lynch Mortgage Trust, Ser 2004-KEY2, Cl A4
4.864%, 08/12/39 (A)	2,768	2,896
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/38 (A)	1,069	1,134
Merrill Lynch Mortgage Trust, Ser 2005-MCP1, Cl A4
4.747%, 06/12/43 (A)	343	370
Merrill Lynch Mortgage Trust, Ser 2006-1, Cl 1A
2.237%, 02/25/36 (A)	461	379
Merrill Lynch Mortgage Trust, Ser 2006-C1
5.655%, 05/12/39 (A)	505	542
Merrill Lynch, Ser 2006-4, Cl A3
5.172%, 12/12/49 (A)	18,579	19,209
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-6, Cl A4
5.485%, 03/12/51 (A)	3,700	3,687
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-7, Cl A4
5.748%, 06/12/50 (A)	3,595	3,613

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MLCC Mortgage Investors, Ser 2004-A, Cl A2
0.684%, 04/25/29 (A)	$416	$380
MLCC Mortgage Investors, Ser 2004-B, Cl A3
2.001%, 05/25/29 (A)	585	573
MLCC Mortgage Investors, Ser 2004-D, Cl A2
0.894%, 08/25/29 (A)	513	473
MLCC Mortgage Investors, Ser 2005-1, Cl 2A2
2.223%, 04/25/35 (A)	254	236
MLCC Mortgage Investors, Ser 2005-1, Cl 2A1
2.223%, 04/25/35 (A)	82	78
Morgan Stanley Capital I, Ser 2003-IQ4, Cl A2
4.070%, 05/15/40	1,051	1,096
Morgan Stanley Capital I, Ser 2003-IQ6, Cl A
4.970%, 12/15/41	1,720	1,861
Morgan Stanley Capital I, Ser 2003-T11, Cl A4
5.150%, 06/13/41	1,231	1,326
Morgan Stanley Capital I, Ser 2004-HQ3, Cl A4
4.800%, 01/13/41	1,923	2,039
Morgan Stanley Capital I, Ser 2004-HQ4, Cl A7
4.970%, 04/14/40	6,639	6,874
Morgan Stanley Capital I, Ser 2004-IQ8, Cl A4
4.900%, 06/15/40	2,536	2,629
Morgan Stanley Capital I, Ser 2004-T15, Cl A4
5.270%, 06/13/41 (A)	1,073	1,152
Morgan Stanley Capital I, Ser 2005-HQ5, Cl A4
5.168%, 01/14/42	1,480	1,599
Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/42	526	553
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/42	3,780	4,076
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.183%, 11/14/42 (A)	418	446
Morgan Stanley Capital I, Ser 2005-IQ9, Cl A5
4.700%, 07/15/56	1,745	1,849
Morgan Stanley Capital I, Ser 2005-T17, Cl A4
4.520%, 12/13/41	178	182
Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/12/52 (A)	7,300	7,900
Morgan Stanley Capital I, Ser 2007-HE2, Cl A2A
0.304%, 01/25/37 (A)	236	232

15	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley Capital I, Ser 2007-HQ13, Cl A1
5.357%, 12/15/44	$2,238	$2,271
Morgan Stanley Capital I, Ser 2007-T27, Cl A4
5.649%, 06/11/42 (A)	300	330
Morgan Stanley Capital I, Ser 2008-T29, Cl A3
6.458%, 01/11/43	442	482
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl B
6.550%, 07/15/33	815	849
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/35	1,060	1,129
Morgan Stanley Dean Witter Capital, Ser 2002-HQ, Cl B
6.640%, 04/15/34	680	724
Morgan Stanley Mortgage Loan Trust, Ser 2007-6XS, Cl 2A1S
0.374%, 02/25/47 (A)	458	364
New York Mortgage Trust, Ser 2006-1, Cl 2A2
5.539%, 05/25/36 (A)	788	734
Nomura Asset Securities, Ser 1998-D6, Cl A2
7.319%, 03/15/30 (A)	2,319	2,609
PNC Mortgage Acceptance, Ser 2001-C1, Cl A2
6.360%, 03/12/34	937	954
Prime Mortgage Trust, Ser 2004- CL1, Cl 1PO, PO
0.000%, 02/25/34	144	106
Prime Mortgage Trust, Ser 2004- CL1, Cl 1A1
6.000%, 02/25/34	411	426
Prime Mortgage Trust, Ser 2006- DR1, Cl 2A1
5.500%, 05/25/35 (A)	2,895	2,563
Prudential Mortgage Capital Funding LLC, Ser 2001-ROCK, Cl B
6.760%, 05/10/34	867	895
RBSGC Mortgage Pass Through Certificates, Ser 2007-B, Cl 1A4
0.714%, 01/25/37 (A)	6,084	3,466
RBSSP Resecuritization Trust, Ser 2010-4, Cl 12A1
4.500%, 03/26/21 (B)	1,053	1,071
Residential Accredit Loans, Ser 2003-QS15, Cl A7
5.500%, 08/25/33	587	598
Residential Accredit Loans, Ser 2003-QS18, Cl A1
5.000%, 09/25/18	558	567
Residential Accredit Loans, Ser 2003-QS19, Cl A1
5.750%, 10/25/33	563	569
Residential Accredit Loans, Ser 2004-QS7, Cl A4
5.500%, 05/25/34	1,396	1,198

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Residential Accredit Loans, Ser 2005-Q02, Cl A1
1.762%, 09/25/45 (A)	$1,132	$669
Residential Accredit Loans, Ser 2006-QO8, Cl 1A1A
0.354%, 10/25/46 (A)	3,022	2,946
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	1,006	990
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/31	1,850	1,800
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/33	639	637
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.845%, 12/25/34 (A)	1,892	1,780
Salomon Brothers Mortgage Securities VII, Ser 2000-C2 C, Cl C
7.727%, 07/18/33 (A)	369	367
Salomon Brothers Mortgage Securities VII, Ser 2002-KEY2, Cl A2
4.467%, 03/18/36	229	236
Salomon Brothers Mortgage Securities VII, Ser 2003-HYB1, Cl A
3.690%, 09/25/33 (A)	956	934
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/40 (A)	1,349	1,350
Station Place Securitization Trust, Ser 2009-1, Cl A
1.764%, 01/25/40 (A) (G)	1,000	1,002
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-18, Cl 1A1
5.538%, 09/25/35 (A)	4,498	3,517
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.584%, 10/25/35 (A)	5,444	3,624
Structured Asset Mortgage Investments, Ser 2004-AR8, Cl A1
0.607%, 05/19/35 (A)	230	167
Structured Asset Mortgage Investments, Ser 2006-AR6, Cl 1A3
0.454%, 07/25/46 (A)	208	107
Structured Asset Mortgage Investments, Ser 2006-AR8, Cl A1A
0.464%, 10/25/36 (A)	6,408	3,734
Structured Asset Mortgage Investments, Ser 2007-AR4, Cl GA4B
0.444%, 09/25/47 (A)	18,134	10,320

16	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Structured Asset Securities, Ser 2003-16, Cl A3
0.764%, 06/25/33 (A)	$1,217	$1,112
Structured Asset Securities, Ser 2003-31A, Cl 2A7
2.469%, 10/25/33 (A)	11,012	10,374
Structured Asset Securities, Ser 2003-32, Cl 1A1
5.149%, 11/25/33 (A)	323	326
Structured Asset Securities, Ser 2003-33H, Cl 1A1
5.500%, 10/25/33	1,099	1,099
Structured Asset Securities, Ser 2003-37A, Cl 2A
4.996%, 12/25/33 (A)	442	452
Structured Asset Securities, Ser 2004-5H, Cl A4
5.540%, 12/25/33	1,000	1,023
Structured Asset Securities, Ser 2005-6, Cl 5A8
13.372%, 05/25/35 (A)	147	148
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.584%, 09/25/43 (A)	225	206
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 3A1
6.139%, 09/25/37 (A)	6,005	5,757
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A3
6.071%, 08/15/39 (A)	2,500	2,788
US Bank National Mortgage Association, Ser 2007-1, Cl A
5.920%, 05/25/12	4,395	4,602
Vendee Mortgage Trust CMO, Ser 1993-1, Cl ZB
7.250%, 02/15/23	2,875	3,368
Virginia Housing Development Authority, Ser 2006-2, Cl CTFS
6.000%, 06/25/34	593	596
Wachovia Bank Commercial Mortgage Trust, Ser 2002-C1, Cl A4
6.287%, 04/15/34	2,587	2,744
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/35 (B)	331	334
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/35	870	890
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C18, Cl A4
4.935%, 04/15/42	1,658	1,793
WaMu Mortgage Pass Through Certificates, Ser 2004-S1, Cl 1A3
0.664%, 03/25/34 (A)	493	481

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WaMu Mortgage Pass Through Certificates, Ser 2004-S2, Cl 2A4
5.500%, 06/25/34	$701	$727
WaMu Mortgage Pass Through Certificates, Ser 2006-AR7, Cl 2A
1.382%, 07/25/46 (A)	1,226	743
WaMu Mortgage Pass-Through Certificates, Ser 2002-AR18, Cl A
2.794%, 01/25/33 (A)	364	363
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.823%, 10/25/33 (A)	649	618
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
2.701%, 06/25/33 (A)	638	625
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.678%, 08/25/33 (A)	577	555
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
2.822%, 08/25/33 (A)	338	339
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.829%, 09/25/33 (A)	1,208	1,203
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 2A
2.883%, 09/25/33 (A)	394	394
WaMu Mortgage Pass-Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/18	517	526
WaMu Mortgage Pass-Through Certificates, Ser 2003-S11, Cl 2A5
16.325%, 11/25/33 (A)	931	947
WaMu Mortgage Pass-Through Certificates, Ser 2003-S13, Cl 21A1
4.500%, 12/25/18	630	653
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
16.737%, 06/25/33 (A)	192	201
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/33	2,146	2,088
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
2.800%, 10/25/34 (A)	46	42

17	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A1
2.709%, 06/25/34 (A)	$335	$317
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/19	749	775
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR11, Cl A1A
0.584%, 08/25/45 (A)	160	130
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.554%, 10/25/45 (A)	4,026	3,222
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A2
0.544%, 11/25/45 (A)	6,283	4,516
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR16, Cl 1A4A
5.047%, 12/25/35 (A)	13,585	10,642
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A2
0.554%, 12/25/45 (A)	5,981	4,546
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B
1.483%, 01/25/46 (A)	3,294	878
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR13, Cl 2A
3.291%, 10/25/46 (A)	1,560	1,073
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
5.521%, 11/25/36 (A)	490	372
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 1A1B
1.242%, 11/25/46 (A)	1,783	387
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 2A1B
3.291%, 11/25/46 (A)	2,055	669
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 1A
1.242%, 11/25/46 (A)	3,090	2,051
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
3.291%, 12/25/46 (A)	697	409
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
1.212%, 12/25/46 (A)	621	201

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR4, Cl DA
1.372%, 06/25/46 (A)	$1,324	$587
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR7, Cl A1B
1.322%, 09/25/46 (A)	1,044	97
WaMu Mortgage Pass-Through Certificates, Ser 2007-HY1, Cl 1A1
5.531%, 02/25/37 (A)	6,404	4,657
WaMu Mortgage Pass-Through Certificates, Ser 2007-HY1, Cl 4A1
5.307%, 02/25/37 (A)	8,912	6,584
WaMu Mortgage Pass-Through Certificates, Ser 2007-HY3, Cl 4A1
5.348%, 03/25/37 (A)	422	352
WaMu Mortgage Pass-Through Certificates, Ser 2007-HY3, Cl 1A1
5.464%, 03/25/37 (A)	7,492	5,358
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA5, Cl A1B
1.242%, 05/25/47 (A)	15,998	3,587
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA5, Cl 1A
1.152%, 06/25/47 (A)	12,714	7,894
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA6, Cl 1A
1.212%, 07/25/47 (A)	12,848	8,064
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/35	828	152
Washington Mutual Mortgage Pass Through Certificates, Ser 2004-AR3, Cl A2
4.243%, 06/25/34 (A)	438	429
Washington Mutual MSC Mortgage Pass-Through CTFS, Ser 2003-MS8, Cl 1P, PO
0.000%, 05/25/33	377	262
Washington Mutual MSC Mortgage Pass-Through CTFS, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/33	678	509
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-15, Cl 1A1
4.750%, 12/25/18	2,305	2,389
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-C, Cl A6
3.307%, 02/25/33 (A)	705	708

18	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-J, Cl 2A5
4.438%, 10/25/33 (A)	$302	$305
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-K, Cl 1A1
4.474%, 11/25/33 (A)	1,399	1,374
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-0, Cl A1
4.857%, 08/25/34 (A)	629	638
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-B, Cl A1
4.895%, 02/25/34 (A)	1,013	1,031
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-E, Cl A2
4.500%, 05/25/34 (A)	237	233
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-E, Cl A8
4.855%, 05/25/34 (A)	1,000	1,003
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-EE, Cl 3A2
3.128%, 12/25/34 (A)	467	449
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.902%, 12/25/34 (A)	999	962
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-EE, Cl 3A1
3.128%, 12/25/34 (A)	312	303
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-I, Cl 1A1
3.248%, 07/25/34 (A)	955	937
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-L, Cl A6
4.795%, 07/25/34 (A)	895	907
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-L, Cl A5
4.795%, 07/25/34 (A)	223	223
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-P, Cl 2A1
2.976%, 09/25/34 (A)	651	638
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-V, Cl 1A2
2.932%, 10/25/34 (A)	693	687
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-V, Cl 1A1
2.932%, 10/25/34 (A)	867	849

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-13, Cl A1
5.000%, 11/25/20	$621	$645
Wells Fargo Mortgage Backed Securities Trust, Ser 2005- AR14, Cl A1
5.371%, 08/25/35 (A)	875	853
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR8, Cl 2A1
2.981%, 06/25/35 (A)	1,214	1,215
Wells Fargo Mortgage Backed Securities Trust, Ser 2006- AR18, Cl 1A1
5.766%, 11/25/36 (A)	1,046	958
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
2.902%, 12/25/34 (A)	666	647
		740,215
Total Mortgage-Backed Securities (Cost $2,825,309) ($ Thousands)		2,853,508

CORPORATE OBLIGATIONS — 27.6%

Consumer Discretionary — 1.7%
British Sky Broadcasting Group
9.500%, 11/15/18 (B)	1,960	2,711
CBS
7.875%, 07/30/30 (C)	160	196
5.750%, 04/15/20 (C)	92	102
Comcast
6.500%, 01/15/15	3,635	4,262
6.500%, 01/15/17 (C)	7,925	9,391
6.400%, 03/01/40 (C)	1,950	2,225
5.150%, 03/01/20	420	458
4.950%, 06/15/16	4,125	4,558
Comcast Cable Communications
8.375%, 03/15/13	3,307	3,843
6.750%, 01/30/11 (C)	1,840	1,885
COX Communications
5.450%, 12/15/14	1,695	1,910
CVS
5.789%, 01/10/26 (B)	1,922	1,982
CVS Caremark
6.600%, 03/15/19	280	336
CVS Lease Pass-Through
6.036%, 12/10/28 (B)	6,020	6,350
5.880%, 01/10/28 (B)	174	182
DaimlerChrysler
7.300%, 01/15/12	2,515	2,707
6.500%, 11/15/13 (C)	460	525
DirecTV
6.000%, 08/15/40	4,744	4,993
4.600%, 02/15/21	1,708	1,744
Eastman Kodak
7.250%, 11/15/13	2,245	2,105
Grupo Televisa
6.625%, 01/15/40	1,309	1,484
Historic TW
9.150%, 02/01/23	500	689

19	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Kohl’s
6.250%, 12/15/17	$255	$303
Lowe’s MTN
7.110%, 05/15/37	400	526
McDonald’s MTN
5.350%, 03/01/18	2,350	2,774
Newell Rubbermaid
4.700%, 08/15/20(C)	176	184
News America
6.650%, 11/15/37	260	301
Omnicom Group
4.450%, 08/15/20	1,088	1,115
Staples
9.750%, 01/15/14	305	378
Target
7.000%, 01/15/38	135	177
4.000%, 06/15/13	355	383
Thomson Reuters
5.950%, 07/15/13	1,350	1,518
4.700%, 10/15/19	250	277
Time Warner
7.625%, 04/15/31(C)	4,830	6,020
6.100%, 07/15/40	2,475	2,693
4.700%, 01/15/21	3,460	3,631
Time Warner Cable
8.750%, 02/14/19	3,320	4,362
8.250%, 04/01/19(C)	3,235	4,149
7.300%, 07/01/38(C)	400	494
6.750%, 07/01/18(C)	120	143
6.550%, 05/01/37	3,426	3,907
5.850%, 05/01/17	1,230	1,403
Time Warner Entertainment
8.375%, 07/15/33	100	131
Viacom
6.250%, 04/30/16	300	350
Wal-Mart Stores
5.800%, 02/15/18	1,990	2,392
5.250%, 09/01/35	1,035	1,134
4.875%, 07/08/40	3,780	3,960
Wm. Wrigley Jr.
3.700%, 06/30/14(B)	1,625	1,684
		99,027

Consumer Staples — 1.3%
Altria Group
10.200%, 02/06/39	880	1,272
9.700%, 11/10/18	2,090	2,769
9.250%, 08/06/19	2,300	3,014
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19 (B) (C)	7,700	9,862
7.200%, 01/15/14(B)	100	117
5.375%, 11/15/14(B)	4,885	5,475
5.375%, 01/15/20(C)	3,150	3,548
5.000%, 04/15/20(B)	910	998
4.125%, 01/15/15	4,620	4,950
Bunge Finance
8.500%, 06/15/19(C)	350	423
5.900%, 04/01/17	107	114
Cargill
7.350%, 03/06/19(B)	400	507
CVS Caremark
6.125%, 09/15/39	140	158

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Diageo Capital
4.828%, 07/15/20(C)	$300	$340
Diageo Finance BV
5.500%, 04/01/13	300	332
Dr Pepper Snapple Group
6.820%, 05/01/18	2,870	3,535
2.350%, 12/21/12	2,735	2,786
Kraft Foods
6.750%, 02/19/14(C)	200	232
6.500%, 08/11/17	100	119
6.500%, 02/09/40	6,590	7,817
6.125%, 08/23/18(C)	700	822
5.375%, 02/10/20	13,115	14,575
Kroger
7.500%, 04/01/31	110	143
5.400%, 07/15/40	45	48
PepsiCo
7.900%, 11/01/18	1,580	2,117
5.500%, 01/15/40(C)	1,535	1,785
Reynolds American
7.250%, 06/01/12	2,090	2,255
SABMiller
5.500%, 08/15/13(B)	320	352
Safeway
6.350%, 08/15/17	2,726	3,237
		73,702

Energy — 2.5%
Anadarko Finance
7.500%, 05/01/31	73	70
Anadarko Petroleum
8.700%, 03/15/19(C)	150	165
7.625%, 03/15/14(C)	450	484
6.950%, 06/15/19	90	91
6.375%, 09/15/17	3,412	3,376
5.950%, 09/15/16(C)	5,010	4,962
ANR Pipeline
9.625%, 11/01/21	100	145
Apache
6.000%, 09/15/13	3,300	3,708
5.625%, 01/15/17	390	451
5.100%, 09/01/40	1,615	1,665
Baker Hughes
7.500%, 11/15/18	2,290	2,931
BP Capital Markets PLC
3.125%, 03/10/12	630	631
Cenovus Energy
5.700%, 10/15/19	150	174
CenterPoint Energy Resources
7.875%, 04/01/13	170	196
Commonwealth Edison
4.000%, 08/01/20	1,345	1,419
Conoco Funding
7.250%, 10/15/31	885	1,159
6.950%, 04/15/29	2,515	3,245
ConocoPhillips
6.000%, 01/15/20(C)	460	559
5.900%, 10/15/32	10	12
5.900%, 05/15/38	3,845	4,589
Consolidated Edison of New York
5.700%, 06/15/40(C)	154	176
Duke Capital LLC
8.000%, 10/01/19(C)	702	892

20	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
El Paso
6.950%, 06/01/28	$2,250	$2,081
EnCana
6.500%, 05/15/19 (C)	565	688
Energy Transfer Partners
9.000%, 04/15/19	2,240	2,802
6.700%, 07/01/18	2,830	3,205
Enterprise Products Operating LLC
9.750%, 01/31/14 (C)	3,610	4,425
Gaz Capital for Gazprom
6.212%, 11/22/16 (B)	427	451
Georgia Power
4.750%, 09/01/40	69	69
Halliburton
6.150%, 09/15/19 (C)	300	355
Hess
8.125%, 02/15/19	4,200	5,474
7.300%, 08/15/31	1,445	1,758
5.600%, 02/15/41	1,114	1,155
Husky Energy
5.900%, 06/15/14	1,630	1,820
Kerr-McGee
6.950%, 07/01/24	925	936
Kinder Morgan Energy Partners
7.125%, 03/15/12	1,760	1,896
6.550%, 09/15/40	854	952
6.000%, 02/01/17	610	689
5.000%, 12/15/13	1,190	1,285
Marathon Oil
7.500%, 02/15/19 (C)	300	381
Motiva Enterprises LLC
6.850%, 01/15/40 (B)	3,050	3,782
Occidental Petroleum
7.000%, 11/01/13	4,440	5,226
Panhandle Eastern Pipeline
8.125%, 06/01/19	1,086	1,313
Pemex Project Funding Master Trust
6.625%, 06/15/35	5,602	6,092
1.136%, 12/03/12 (A) (B)	201	200
Petrobras International Finance
6.875%, 01/20/40	2,553	2,817
6.125%, 10/06/16	1,300	1,455
5.750%, 01/20/20	1,127	1,208
Petro-Canada
6.800%, 05/15/38	4,630	5,567
6.050%, 05/15/18	260	303
Petroleos Mexicanos
5.500%, 01/21/21	525	548
Plains All American Pipeline
3.950%, 09/15/15	2,159	2,251
Ras Laffan Liquefied Natural Gas III
5.500%, 09/30/14 (B)	2,900	3,204
Rockies Express Pipeline LLC
3.900%, 04/15/15 (B)	4,520	4,493
Shell International Finance BV
6.375%, 12/15/38	2,790	3,558
4.375%, 03/25/20	90	99
4.300%, 09/22/19	1,000	1,084
3.100%, 06/28/15	3,881	4,063

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sonat
7.625%, 07/15/11	$2,880	$2,990
Statoil ASA
3.125%, 08/17/17 (C)	4,725	4,876
Suncor Energy
6.500%, 06/15/38	2,180	2,539
Talisman Energy
7.750%, 06/01/19	390	492
Tosco
7.800%, 01/01/27	210	274
TransCanada Pipelines
7.125%, 01/15/19 (C)	200	257
TransCanada PipeLines
6.500%, 08/15/18 (C)	425	520
Union Pacific Resources Group
7.150%, 05/15/28	150	143
Valero Energy
9.375%, 03/15/19 (C)	8,370	10,665
Williams
8.750%, 03/15/32 (C)	1,606	2,025
7.875%, 09/01/21	2,862	3,476
7.750%, 06/15/31	548	637
5.250%, 03/15/20	1,140	1,231
Williams, Ser A
7.500%, 01/15/31	2,265	2,578
XTO Energy
7.500%, 04/15/12	1,320	1,461
6.250%, 08/01/17	380	469
5.650%, 04/01/16	390	463
5.500%, 06/15/18	2,692	3,219
4.625%, 06/15/13	100	110
		147,210

Financials — 15.1%
ACE INA Holdings
5.600%, 05/15/15	380	430
Achmea Hypotheekbank
3.200%, 11/03/14 (B)	7,010	7,405
Aegon, Ser CMS
3.227%, 07/29/49 (A)	2,180	1,314
AEP Texas Central Transition Funding LLC
5.090%, 07/01/15	8,975	10,166
4.980%, 07/01/13	5,025	5,331
AFLAC
6.450%, 08/15/40	92	97
Allstate
5.000%, 08/15/14	300	334
7.450%, 05/16/19	4,580	5,654
American Express
7.250%, 05/20/14	2,515	2,925
7.000%, 03/19/18 (C)	500	598
5.875%, 05/02/13	2,100	2,309
American Express Credit MTN
7.300%, 08/20/13	500	573
5.125%, 08/25/14	4,270	4,693
American General Finance MTN
6.900%, 12/15/17	1,200	930
American Honda Finance
2.375%, 03/18/13 (B)	150	153

21	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
American International Group
8.250%, 08/15/18	$980	$1,058
6.250%, 03/15/37	5,000	3,625
5.850%, 01/16/18 (C)	2,670	2,577
ANZ National Int’l
2.375%, 12/21/12 (B)	190	193
ASIF Global Financing XIX
4.900%, 01/17/13 (B)	450	459
Associates Corp of North America
6.950%, 11/01/18	450	499
Australia & New Zealand Banking Group
3.700%, 01/13/15 (B)	4,000	4,182
0.681%, 10/29/49 (A)	1,400	854
BA Covered Bond Issuer
5.500%, 06/14/12 (B)	1,500	1,586
BAC Capital Trust XIV
5.630%, 03/15/12 (A)	180	122
BAC Capital Trust XV
1.338%, 06/01/56 (A)	9,235	5,707
Bank of America
7.625%, 06/01/19	1,015	1,188
7.400%, 01/15/11	2,500	2,560
7.375%, 05/15/14	3,995	4,560
6.500%, 08/01/16	8,755	9,781
6.100%, 06/15/17	2,000	2,150
6.000%, 09/01/17	2,170	2,339
5.750%, 12/01/17	2,405	2,546
5.650%, 05/01/18	240	249
5.625%, 07/01/20	6,240	6,429
5.420%, 03/15/17	4,730	4,842
4.500%, 04/01/15	7,022	7,277
3.700%, 09/01/15	2,625	2,620
Bank of Montreal
2.850%, 06/09/15(B)	5,080	5,329
Bank of New York Mellon MTN
4.600%, 01/15/20(C)	160	177
2.950%, 06/18/15	500	523
Bank of Nova Scotia
3.400%, 01/22/15	328	349
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/15 (B) (C)	2,227	2,371
Barclays Bank
6.050%, 12/04/17 (B)	2,490	2,680
5.200%, 07/10/14	1,430	1,573
5.125%, 01/08/20 (C)	4,330	4,603
5.000%, 09/22/16 (C)	4,800	5,209
2.500%, 01/23/13 (C)	500	509
0.625%, 08/07/49 (A)	380	217
Barnett Capital III
1.091%, 02/01/27 (A)	600	414
BB&T
6.850%, 04/30/19 (C)	115	140
4.900%, 06/30/17	400	424
3.950%, 04/29/16 (C)	555	583
3.850%, 07/27/12	150	157
3.375%, 09/25/13 (C)	620	649
Bear Stearns
7.250%, 02/01/18 (C)	2,930	3,552
6.950%, 08/10/12	245	271
6.400%, 10/02/17	3,910	4,546
4.650%, 07/02/18	3,000	3,142

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Berkshire Hathaway
3.200%, 02/11/15	$3,010	$3,178
Berkshire Hathaway Finance
5.400%, 05/15/18 (C)	400	459
BlackRock
6.250%, 09/15/17	280	329
Boeing Capital
4.700%, 10/27/19	920	1,034
BP Capital Markets
5.250%, 11/07/13 (C)	3,230	3,352
3.875%, 03/10/15 (C)	630	624
3.625%, 05/08/14 (C)	100	99
Branch Banking & Trust
5.625%, 09/15/16	325	368
Canadian Imperial Bank
2.600%, 07/02/15 (B)	2,575	2,641
Capital One Bank USA
8.800%, 07/15/19	2,115	2,679
Capital One Financial
7.375%, 05/23/14	450	524
6.750%, 09/15/17 (C)	590	701
Caterpillar Financial Services MTN
7.150%, 02/15/19 (C)	250	322
6.200%, 09/30/13 (C)	5,640	6,462
5.850%, 09/01/17 (C)	580	676
CDP Financial
3.000%, 11/25/14 (B)	6,800	7,021
Cedar Brakes I LLC
8.500%, 02/15/14 (B)	941	972
Charles Schwab
4.950%, 06/01/14 (C)	100	110
Chase Capital VI
1.091%, 08/01/28 (A)	2,000	1,517
Cie de Financement Foncier
2.125%, 04/22/13 (B)	2,100	2,127
Citigroup
8.500%, 05/22/19	600	734
8.125%, 07/15/39 (C)	400	498
6.875%, 03/05/38	6,660	7,213
6.500%, 08/19/13	2,920	3,196
6.375%, 08/12/14	4,946	5,412
6.125%, 05/15/18	390	421
6.125%, 08/25/36	1,500	1,443
6.010%, 01/15/15	1,330	1,433
6.000%, 12/13/13	3,920	4,229
6.000%, 08/15/17 (C)	6,175	6,618
5.875%, 02/22/33	6,150	5,814
5.500%, 04/11/13	1,758	1,866
5.500%, 10/15/14 (C)	1,000	1,065
5.500%, 02/15/17	6,880	7,069
5.375%, 08/09/20 (C)	875	883
5.000%, 09/15/14	2,890	2,969
4.750%, 05/19/15	3,020	3,111
0.867%, 08/25/36 (A)	2,839	1,873
Citigroup Capital III
7.625%, 12/01/36	2,000	1,884
Citigroup Funding MTN
1.875%, 10/22/12	6,280	6,434
0.805%, 04/30/12 (A)	4,900	4,934
City National Capital Trust I
9.625%, 02/01/40	5,010	5,276

22	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CME Group
5.750%, 02/15/14	$177	$201
CNA Financial
5.875%, 08/15/20 (C)	274	276
Commonwealth Bank of Australia
5.000%, 10/15/19 (B)	900	972
3.750%, 10/15/14 (B)	2,110	2,235
Corestates Capital I
8.000%, 12/15/26 (B)	629	657
Countrywide Financial MTN
5.800%, 06/07/12 (C)	4,283	4,555
4.000%, 03/22/11	2,250	2,291
Countrywide Financial, Ser 2006
6.250%, 05/15/16	1,130	1,211
Credit Agricole
8.375%, 12/31/49 (A)(B)	4,740	4,947
Credit Suisse NY MTN
6.000%, 02/15/18	9,130	9,954
5.500%, 05/01/14	125	138
5.300%, 08/13/19 (C)	600	659
5.000%, 05/15/13	4,189	4,532
3.500%, 03/23/15	2,880	2,987
3.450%, 07/02/12 (C)	300	311
Credit Suisse USA
5.125%, 01/15/14 (C)	335	364
5.125%, 08/15/15 (C)	310	345
Depfa ACS Bank
5.125%, 03/16/37 (B)	2,190	1,727
Deutsche Bank
3.875%, 08/18/14 (C)	295	314
2.375%, 01/11/13 (C)	2,500	2,545
Deutsche Bank Capital Funding Trust
5.628%, 01/19/49 (A)(B)	4,789	3,975
Dexia Credit Local
2.750%, 04/29/14 (B)	13,575	13,856
Dresdner Funding Trust I
8.151%, 06/30/31 (B)	365	318
Erhvervsbank A/S
2.000%, 06/12/13 (B)	4,070	4,131
ERP Operating
5.750%, 06/15/17 ‡(C)	500	564
5.125%, 03/15/16 ‡	1,000	1,088
Export-Import Bank of Korea
5.875%, 01/14/15	2,545	2,849
5.500%, 10/17/12	1,510	1,609
Farmers Exchange Capital
7.200%, 07/15/48 (B)	2,519	2,443
7.050%, 07/15/28 (B)	1,063	1,059
Farmers Insurance Exchange
8.625%, 05/01/24(B)	4,118	4,828
First Chicago NBD Institutional Capital I
1.016%, 02/01/27 (A)	3,750	2,846
First Industrial MTN
7.500%, 12/01/17	1,765	1,478
Fleet Capital Trust II
7.920%, 12/11/26	1,600	1,604
FMR LLC
6.450%, 11/15/39(B)	250	266

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
General Electric Capital MTN
6.875%, 01/10/39	$5,361	$6,275
6.375%, 11/15/67 (A)	8,925	8,568
6.000%, 08/07/19	920	1,034
5.900%, 05/13/14 (C)	5,010	5,664
5.875%, 01/14/38	6,875	7,069
5.625%, 09/15/17	800	885
5.625%, 05/01/18	6,775	7,482
5.500%, 01/08/20 (C)	910	996
5.450%, 01/15/13 (C)	180	195
5.400%, 02/15/17	1,800	1,966
2.625%, 12/28/12	6,140	6,396
2.000%, 09/28/12	12,410	12,747
0.815%, 05/05/26 (A)	4,345	3,545
0.797%, 09/15/14 (A)	6,550	6,264
0.647%, 04/10/12 (A)	500	497
0.475%, 03/20/14 (A)	2,000	1,890
Glitnir Banki
7.451%, 09/14/16 (D)	500	—
6.693%, 06/15/16 (B)(D)	4,480	—
6.375%, 09/25/12 (D)	3,100	883
6.330%, 07/28/11 (D)	2,440	695
GMAC
7.250%, 03/02/11	1,744	1,772
2.738%, 12/01/14 (A)	4,579	3,937
1.750%, 10/30/12	3,960	4,046
Goldman Sachs Capital II
5.793%, 12/29/49 (A)(C)	17,630	14,170
Goldman Sachs Group
7.500%, 02/15/19	8,855	10,326
6.750%, 10/01/37	7,116	7,268
6.600%, 01/15/12	2,960	3,162
6.250%, 09/01/17	1,400	1,556
6.150%, 04/01/18 (C)	7,800	8,519
6.000%, 06/15/20	1,613	1,738
5.950%, 01/18/18	500	541
5.450%, 11/01/12	750	804
5.375%, 03/15/20	540	557
5.300%, 02/14/12	150	157
5.250%, 10/15/13 (C)	980	1,061
5.150%, 01/15/14	470	504
4.750%, 07/15/13	230	244
3.700%, 08/01/15	4,300	4,353
3.625%, 08/01/12 (C)	470	486
1.028%, 01/12/15 (A)	3,000	2,844
0.912%, 07/22/15 (A)	1,000	937
Hartford Financial Services Group
5.500%, 03/30/20	2,095	2,109
HBOS
6.750%, 05/21/18 (B)	5,100	4,986
HBOS Capital Funding
6.071%, 06/30/49 (A)(B)	1,920	1,498
HCP MTN
6.700%, 01/30/18 ‡	5,408	5,942
6.300%, 09/15/16 ‡	349	375
6.000%, 01/30/17 ‡	6,575	6,992
5.650%, 12/15/13 ‡	2,765	2,960
Highwoods Properties
7.500%, 04/15/18 ‡	1,339	1,497
Hongkong & Shanghai Banking
0.687%, 07/22/49 (A)	195	113

23	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HRPT Properties Trust
6.650%, 01/15/18 ‡	$255	$273
6.250%, 08/15/16 ‡	300	319
HSBC Bank
4.125%, 08/12/20	261	265
0.850%, 06/29/49 (A)	1,160	673
HSBC Bank USA NA
4.875%, 08/24/20	3,240	3,347
HSBC Bank USA NY
4.625%, 04/01/14	300	320
HSBC Finance
7.000%, 05/15/12	1,975	2,133
6.375%, 11/27/12 (C)	365	397
5.500%, 01/19/16	600	656
4.750%, 07/15/13	166	176
0.776%, 01/15/14 (A)	500	474
HSBC Holdings
6.800%, 06/01/38	3,099	3,669
Hutchison Whampoa International
4.625%, 09/11/15 (B)	5,390	5,695
ILFC E-Capital Trust II
6.250%, 12/21/65 (A) (B) (C)	1,200	763
International Lease Finance
6.750%, 09/01/16	4,150	4,243
6.500%, 09/01/14	4,190	4,295
5.250%, 01/10/13 (C)	400	380
Intesa San Paulo
3.625%, 08/12/15	1,660	1,670
Itau Unibanco Holding MTN
6.200%, 04/15/20 (B) (C)	2,670	2,829
Jackson National Life Global Funding MTN
5.375%, 05/08/13 (B)	610	657
Jefferies Group
6.450%, 06/08/27	590	594
6.250%, 01/15/36	400	374
John Deere Capital MTN
5.750%, 09/10/18	300	358
JPMorgan Chase
6.000%, 10/01/17	4,435	5,003
5.750%, 01/02/13	810	878
5.150%, 10/01/15	240	260
5.125%, 09/15/14	136	149
4.950%, 03/25/20	440	465
3.700%, 01/20/15	370	387
JPMorgan Chase Bank
6.000%, 07/05/17	2,300	2,571
0.866%, 06/13/16 (A)	4,250	4,023
JPMorgan Chase Capital XIII
1.483%, 09/30/34 (A)	1,440	1,093
JPMorgan Chase Capital XXII
6.450%, 02/02/37	500	492
JPMorgan Chase Capital XXIII
1.376%, 05/15/47 (A)	4,000	2,868
JPMorgan Chase Capital XXV
6.800%, 10/01/37	2,745	2,810
Kaupthing Bank
7.625%, 02/28/15 (D)	8,130	2,032
7.125%, 05/19/16 (B) (D)	12,000	1
5.750%, 10/04/11 (D)	1,120	280

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
KeyBank
5.800%, 07/01/14 (C)	$600	$655
KFW
1.375%, 07/15/13	3,675	3,724
Kilroy Realty
6.625%, 06/01/20 ‡ (B)	1,260	1,296
Korea Development Bank
4.375%, 08/10/15 (C)	2,040	2,164
Kreditanstalt fuer Wiederaufbau
3.500%, 03/10/14	3,080	3,331
Landsbanki Islands
6.100%, 08/25/11 (D)	6,520	636
Lazard Group
7.125%, 05/15/15	2,845	3,066
6.850%, 06/15/17	3,920	4,173
LBG Capital No. 1 MTN
8.000%, 12/15/49 (A)	4,400	3,850
Lehman Brothers Holdings MTN
6.750%, 12/28/17 (D)	10,370	3
6.500%, 07/19/17 (D)	4,040	6
6.200%, 09/26/14 (D)	1,560	328
5.250%, 02/06/12 (D)	965	203
Lehman Brothers Holdings Capital
Trust VII MTN
5.857%, 11/29/49 (D)	20,630	2
Liberty Mutual Group
7.500%, 08/15/36 (B)	1,668	1,681
Lloyds TSB Bank MTN
5.800%, 01/13/20 (B)	480	495
4.375%, 01/12/15 (B)	3,050	3,133
M&T Bank
5.375%, 05/24/12	325	345
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (B)	3,010	4,275
MassMutual Global Funding II
3.625%, 07/16/12 (B)	300	313
2.875%, 04/21/14 (B)	122	128
MBNA Capital, Ser A
8.278%, 12/01/26	3,185	3,265
Merrill Lynch
7.430%, 09/01/22 (G)	4	4
6.875%, 04/25/18	980	1,080
6.400%, 08/28/17 (C)	900	972
6.150%, 04/25/13 (C)	210	229
5.700%, 05/02/17	600	625
MetLife
7.717%, 02/15/19	3,500	4,388
6.750%, 06/01/16	2,950	3,502
6.400%, 12/15/36	10,020	9,118
MetLife Capital Trust X
9.250%, 04/08/38 (A) (B)	2,700	3,105
MetLife Global Funding I
2.875%, 09/17/12 (B)	600	616
Metropolitan Life Global Funding I
5.125%, 04/10/13 (B)	200	218
5.125%, 06/10/14 (B)	1,575	1,745
2.500%, 01/11/13 (B)	325	332
Monumental Global Funding
5.500%, 04/22/13 (B)	235	254

24	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley
7.300%, 05/13/19	$215	$244
6.625%, 04/01/18	5,190	5,703
6.250%, 08/28/17 (C)	550	599
6.000%, 05/13/14	5,135	5,596
5.950%, 12/28/17	1,688	1,795
5.625%, 09/23/19 (C)	1,190	1,211
5.550%, 04/27/17	7,214	7,559
5.500%, 01/26/20	2,172	2,199
5.500%, 07/24/20	1,760	1,773
5.300%, 03/01/13 (C)	400	428
4.750%, 04/01/14	2,270	2,338
4.200%, 11/20/14 (C)	1,836	1,891
0.975%, 10/18/16 (A)	7,725	6,738
0.889%, 06/20/12 (A)	7,510	7,566
0.830%, 01/09/14 (A)	1,475	1,376
0.775%, 01/18/11 (A)	215	215
National Australia Bank
5.350%, 06/12/13 (B)	5,495	6,004
3.750%, 03/02/15 (B)	455	479
2.500%, 01/08/13 (B) (C)	550	559
National Capital Trust II
5.486%, 12/29/49 (A) (B)	3,207	2,963
National City
4.900%, 01/15/15 (C)	400	440
National City Bank
5.800%, 06/07/17	250	275
0.908%, 06/07/17 (A)	3,000	2,689
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	230	331
2.625%, 09/16/12	95	98
Nationwide Mutual Insurance
6.600%, 04/15/34 (B)	2,483	2,296
5.810%, 12/15/24 (A) (B)	3,900	3,370
NB Capital Trust IV
8.250%, 04/15/27	2,305	2,362
New York Life Global Funding
4.650%, 05/09/13 (B)	300	325
3.000%, 05/04/15 (B)	5,380	5,594
NIBC Bank MTN
2.800%, 12/02/14 (B)	4,335	4,511
Noble Holding
6.200%, 08/01/40	1,677	1,879
Nomura Holdings
6.700%, 03/04/20 (C)	429	490
5.000%, 03/04/15	130	140
Nordea Bank
4.875%, 01/27/20 (B) (C)	140	152
3.700%, 11/13/14 (B)	6,665	6,997
Northern Trust
5.500%, 08/15/13	85	95
Northwestern Mutual Life Insurance
6.063%, 03/30/40 (B)	2,655	3,132
Pacific Life Global Funding MTN
5.150%, 04/15/13 (B)	370	398
5.000%, 05/15/17 (B)	170	180
PNC Funding
5.125%, 02/08/20 (C)	340	367

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Power Receivables Finance
6.290%, 01/01/12	$1,234	$1,255
6.290%, 01/01/12 (B)	390	390
PPF Funding
5.500%, 01/15/14 ‡ (B)	5,000	5,054
Pricoa Global Funding I
5.450%, 06/11/14 (B)	300	334
Prime Property Funding II
5.600%, 06/15/11 (B)	3,380	3,434
Principal Life Global Funding I
6.250%, 02/15/12 (B)	600	636
5.050%, 03/15/15 (B)	750	783
Principal Life Income Funding Trusts MTN
5.100%, 04/15/14	600	652
Prudential Holdings LLC
8.695%, 12/18/23 (B)	2,500	3,187
1.414%, 12/18/17 (A) (B)	3,725	3,214
Qtel International Finance
5.000%, 07/21/20	3,770	3,965
Rabobank Nederland
11.000%, 12/31/49 (A) (B)	2,823	3,694
3.200%, 03/11/15 (B)	700	724
Reckson Operating Partnership
7.750%, 03/15/20 ‡ (B)	1,539	1,557
Resona Preferred Global Securities Cayman
7.191%, 07/30/49 (A) (B)	3,240	3,107
Royal Bank of Canada
0.535%, 06/29/85 (A)	860	507
Royal Bank of Scotland
4.875%, 03/16/15	800	835
Royal Bank of Scotland Group MTN
7.640%, 09/29/17	1,300	858
6.400%, 10/21/19	4,330	4,629
RSHB Capital
6.299%, 05/15/17 (B)	1,190	1,235
Santander US Debt Unipersonal
3.724%, 01/20/15 (B)	3,100	3,092
Security Benefit Life Insurance
8.750%, 05/15/16 (B)	5,200	4,628
Shinsei Finance Cayman
6.418%, 01/29/49 (A) (B) (C)	5,605	3,796
Simon Property Group
10.350%, 04/01/19 ‡	520	730
6.750%, 05/15/14 ‡ (C)	165	191
5.650%, 02/01/20 ‡	133	149
SLM MTN
8.450%, 06/15/18	550	505
Societe Generale
0.844%, 11/29/49 (A)	680	390
0.844%, 11/29/49 (A)	180	103
State Street
4.300%, 05/30/14	60	66
Sumitomo Mitsui Banking
3.150%, 07/22/15	2,510	2,609
SunTrust Capital VIII
6.100%, 12/15/36 (A)	5,570	4,734
SunTrust Preferred Capital I
5.853%, 12/15/11 (A)	2,643	1,797

25	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Tanger Factory Outlet
6.125%, 06/01/20 ‡	$1,370	$1,506
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (B)	4,870	6,097
TNK-BP Finance
6.625%, 03/20/17 (B)	510	535
Toll Road Investors Partnership II
0.000%, 02/15/45 (A)(B)	7,178	1,015
Toronto Dominion Bank
2.200%, 07/29/15	295	300
Total Capital
3.000%, 06/24/15	3,360	3,521
Toyota Motor Credit MTN
3.200%, 06/17/15	308	325
Travelers
6.250%, 03/15/37 (A)	6,250	5,995
5.900%, 06/02/19	145	168
Travelers Property Casualty
7.750%, 04/15/26	300	411
Triton Container Finance LLC, Ser 2007-1A, Cl NOTE
0.402%, 02/26/19 (A)(B)	2,813	2,598
U.S. Bancorp
2.000%, 06/14/13	300	307
UBS MTN
5.875%, 12/20/17 (C)	520	587
4.875%, 08/04/20	600	624
3.875%, 01/15/15	2,690	2,780
2.250%, 08/12/13	250	251
UDR MTN
5.000%, 01/15/12 ‡	2,000	2,040
US Bancorp MTN
2.875%, 11/20/14	415	433
Volkswagen International Finance
1.625%, 08/12/13	100	100
Wachovia
5.750%, 06/15/17 (C)	690	775
5.500%, 05/01/13 (C)	600	659
5.250%, 08/01/14	650	701
0.815%, 10/28/15 (A)	3,760	3,441
Wachovia Bank
6.600%, 01/15/38	2,070	2,346
6.000%, 11/15/17	3,650	4,119
0.867%, 03/15/16 (A)	1,200	1,096
Wachovia Capital Trust III
5.800%, 03/15/11 (A)	3,252	2,756
WEA Finance LLC
7.500%, 06/02/14 (B)	1,480	1,720
7.125%, 04/15/18 (B)(C)	4,578	5,437
6.750%, 09/02/19 (B)	136	159
Wells Fargo
5.625%, 12/11/17	350	396
5.000%, 11/15/14	1,145	1,233
3.750%, 10/01/14 (C)	1,830	1,929
Wells Fargo Capital X
5.950%, 12/15/36	1,630	1,571
Wells Fargo Capital XV
9.750%, 12/31/49 (A)	7,770	8,481
Westfield Capital
4.375%, 11/15/10 (B)	4,600	4,633

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Westfield Group
5.400%, 10/01/12 (B)	$2,093	$2,247
Westpac Banking
4.875%, 11/19/19 (C)	2,804	2,985
3.000%, 08/04/15	4,931	4,987
2.250%, 11/19/12	4,895	4,979
Woodbourne Capital Trust I
1.328%, 04/08/49 (A)(B)	625	269
Woodbourne Capital Trust II
1.328%, 04/08/49 (A)(B)	625	269
Woodbourne Capital Trust III
1.328%, 04/08/49 (A)(B)	625	269
ZFS Finance USA Trust I
6.150%, 12/15/65 (A)(B)	4,049	3,907
ZFS Finance USA Trust II
6.450%, 12/15/65 (A)(B)	2,700	2,484
ZFS Finance USA Trust III
1.687%, 12/15/65 (A)(B)	620	583

		881,296

Health Care — 0.6%
Abbott Laboratories
5.600%, 11/30/17	470	561
Amgen
5.750%, 03/15/40 (C)	677	795
5.700%, 02/01/19	100	120
4.500%, 03/15/20	84	94
CareFusion
4.125%, 08/01/12	1,595	1,670
Coventry Health Care
5.950%, 03/15/17	2,680	2,682
GlaxoSmithKline Capital
5.650%, 05/15/18	2,250	2,672
4.375%, 04/15/14	200	221
HCA
5.750%, 03/15/14	5,548	5,333
Hospira
6.400%, 05/15/15	20	23
5.550%, 03/30/12	200	212
Humana
7.200%, 06/15/18	2,210	2,532
Life Technologies
6.000%, 03/01/20	1,136	1,297
4.400%, 03/01/15	1,487	1,574
Medtronic
4.450%, 03/15/20 (C)	1,370	1,506
Pfizer
5.350%, 03/15/15	1,113	1,283
Pharmacia
6.500%, 12/01/18	430	540
Roche Holdings
6.000%, 03/01/19 (B)	2,310	2,801
UnitedHealth Group
6.875%, 02/15/38	505	616
WellPoint
6.375%, 06/15/37	1,668	1,879
5.875%, 06/15/17	350	403
Wyeth
5.950%, 04/01/37	3,610	4,347

		33,161

26	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Industrials — 1.0%
Air 2 US
8.027%, 10/01/19 (B)	$2,242	$2,152
Allied Waste North America
6.875%, 06/01/17	605	668
Boeing
4.875%, 02/15/20	2,760	3,146
Browning-Ferris Industries
9.250%, 05/01/21	65	83
Burlington Northern Santa Fe
7.290%, 06/01/36	200	259
4.700%, 10/01/`19 (C)	375	413
Burlington Northern Santa Fe LLC
5.750%, 05/01/40	3,016	3,389
Canadian National Railway
5.850%, 11/15/17	150	177
Continental Airlines
7.256%, 03/15/20	1,242	1,285
6.545%, 02/02/19 (C)	144	148
6.236%, 03/15/20	2,014	1,865
5.983%, 04/19/22 (C)	3,270	3,349
Continental Airlines 2000-1 Class A-1 Pass Through Trust
8.048%, 11/01/20	2,400	2,484
CSX
9.780%, 02/14/11	100	103
7.375%, 02/01/19	460	581
6.300%, 03/15/12	110	118
Delta Air Lines
6.821%, 08/10/22 (C)	2,113	2,160
6.619%, 03/18/11 (C)	197	200
Delta Air Lines, Ser 2001-1, Cl A- 2
7.111%, 09/18/11 (C)	14,850	15,518
General Electric
5.250%, 12/06/17	250	281
JetBlue Airways Private Trust, Ser 2004-2, Cl G1
0.751%, 08/15/16 (A)	5,428	4,695
Lockheed Martin
5.720%, 06/01/40 (B)	405	473
Northrop Grumman Systems
7.750%, 03/01/16	200	254
Northwest Airlines, Ser 1A-2
6.841%, 04/01/11	4,500	4,590
Ryder System
3.600%, 03/01/16	132	133
Systems 2001 Asset Trust LLC
6.664%, 09/15/13 (B)	177	191
Tyco International Finance
8.500%, 01/15/19 (C)	170	227
Tyco International Group
6.750%, 02/15/11	1,170	1,203
6.000%, 11/15/13	1,945	2,204
Union Pacific
7.000%, 02/01/16	500	609
Union Pacific Railroad 2003 Pass Through Trust
4.698%, 01/02/24	171	188
United Parcel Service
4.500%, 01/15/13 (C)	1,740	1,886

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
United Parcel Service of America
8.375%, 04/01/20	$140	$199
United Technologies
8.875%, 11/15/19	400	580
5.400%, 05/01/35	670	744
Waste Management
7.125%, 12/15/17	1,720	2,102
4.750%, 06/30/20	299	320

		58,977

Information Technology — 0.3%
Adobe Systems
4.750%, 02/01/20	2,085	2,244
Arrow Electronics
6.875%, 07/01/13	100	111
6.875%, 06/01/18	270	309
BAE Systems Holdings
5.200%, 08/15/15 (B)	360	396
Cisco Systems
5.900%, 02/15/39 (C)	865	1,015
5.500%, 01/15/40	2,244	2,509
4.450%, 01/15/20	3,755	4,132
Dell
5.650%, 04/15/18	415	476
Electronic Data Systems
7.450%, 10/15/29	500	677
Hewlett-Packard
2.950%, 08/15/12	80	83
International Business Machines
8.000%, 10/15/38	100	150
7.625%, 10/15/18 (C)	365	488
Intuit
5.750%, 03/15/17	255	288
National Semiconductor
6.600%, 06/15/17	300	351
Oracle
6.500%, 04/15/38	100	126
5.375%, 07/15/40 (B) (C)	1,699	1,842
5.000%, 07/08/19	450	518
Xerox
8.250%, 05/15/14	320	383

		16,098

Materials — 0.7%
Alcoa
6.000%, 07/15/13 (C)	270	292
Barrick Gold
6.950%, 04/01/19 (C)	1,760	2,210
BHP Billiton Finance USA
6.500%, 04/01/19 (C)	445	540
Codelco
4.750%, 10/15/14 (B)	900	984
Dow Chemical
8.550%, 05/15/19 (C)	5,436	6,814
5.900%, 02/15/15	1,840	2,037
4.850%, 08/15/12 (C)	3,765	3,973
Freeport-McMoRan Copper & Gold
8.375%, 04/01/17	3,005	3,336
PPG Industries
9.000%, 05/01/21	515	683
6.650%, 03/15/18	615	743
5.750%, 03/15/13	615	675

27	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Praxair
5.200%, 03/15/17	$215	$243
4.375%, 03/31/14	250	275
Rio Tinto Finance USA
9.000%, 05/01/19	2,125	2,904
8.950%, 05/01/14	265	325
6.500%, 07/15/18	5,080	6,013
5.875%, 07/15/13	2,315	2,577
Southern Copper
6.750%, 04/16/40 (C)	1,738	1,876
Stauffer Chemical
0.000%, 04/15/17 (A)(G)(H)	350	86
0.000%, 04/15/18 (A)(G)(H)	860	189
Vale Overseas
8.250%, 01/17/34	365	472
6.875%, 11/21/36	2,958	3,368
6.875%, 11/10/39	543	622
		41,237

Sovereign — 0.6%
Kommunalbanken
2.750%, 05/05/15 (B)	3,692	3,865
Province of Manitoba Canada
2.125%, 04/22/13	162	167
Province of Ontario Canada
4.400%, 04/14/20	340	380
4.100%, 06/16/14	5,355	5,891
2.950%, 02/05/15	850	899
Qatar Government International Bond
4.000%, 01/20/15 (B)	5,865	6,158
Quebec Province
6.350%, 01/30/26	270	354
3.500%, 07/29/20	4,035	4,179
Republic of Chile
3.875%, 08/05/20	3,640	3,758
Republic of Poland
3.875%, 07/16/15	1,745	1,798
Russian Federation
7.500%, 03/31/30 (I)	991	1,177
Russian Foreign Bond - Eurobond
3.625%, 04/29/15 (B)	1,800	1,789
Svensk Exportkredit
3.250%, 09/16/14	5,729	6,084
United Mexican States MTN
7.500%, 04/08/33	218	291
6.375%, 01/16/13	350	389
6.050%, 01/11/40	394	447
5.625%, 01/15/17	84	94
United Mexican States, Ser A MTN
6.750%, 09/27/34	448	559
		38,279

Telecommunication Services — 1.8%
American Tower
5.050%, 09/01/20	917	925
America Movil
6.125%, 03/30/40 (B)	478	541
5.625%, 11/15/17	1,450	1,641
5.000%, 10/16/19 (B)	2,415	2,602
5.000%, 03/30/20 (B)	740	807

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
AT&T
8.000%, 11/15/31	$1,250	$1,713
6.700%, 11/15/13 (C)	500	579
6.550%, 02/15/39 (C)	3,870	4,586
6.300%, 01/15/38	8,590	9,843
5.875%, 02/01/12	500	534
5.600%, 05/15/18	400	464
5.500%, 02/01/18	150	173
5.100%, 09/15/14	2,410	2,709
2.500%, 08/15/15	1,683	1,701
BellSouth
4.750%, 11/15/12 (C)	190	205
BellSouth Telecommunications
6.300%, 12/15/15	244	266
British Telecommunications (I)
9.625%, 12/15/30	1,085	1,489
9.125%, 12/15/10	1,460	1,492
5.950%, 01/15/18	1,711	1,874
Cellco Partnership
8.500%, 11/15/18 (C)	2,360	3,183
7.375%, 11/15/13	810	960
Comcast Cable Holdings LLC
10.125%, 04/15/22	190	277
COX Enterprises
7.375%, 07/15/27 (B)	170	203
Deutsche Telekom International Finance
6.000%, 07/08/19 (C)	600	706
5.750%, 03/23/16	2,175	2,496
France Telecom
8.500%, 03/01/31	170	247
7.750%, 03/01/11	1,610	1,666
Frontier Communications
8.500%, 04/15/20	1,475	1,565
8.250%, 04/15/17	1,700	1,798
Frontier Communications
8.125%, 10/01/18 (C)	1,095	1,161
GTE
8.750%, 11/01/21	600	814
6.840%, 04/15/18	800	956
New Cingular Wireless Services
8.125%, 05/01/12	1,255	1,400
News America
7.300%, 04/30/28	350	405
6.200%, 12/15/34	315	345
6.150%, 03/01/37	3,365	3,688
News America Holdings
8.875%, 04/26/23	200	276
Qwest
7.875%, 09/01/11	1,560	1,648
7.500%, 10/01/14	2,230	2,484
Reed Elsevier Capital
8.625%, 01/15/19	2,310	3,038
Rogers Communications
6.375%, 03/01/14	4,340	4,963
5.500%, 03/15/14	590	658
Royal
8.000%, 10/01/10 (C)	5,100	5,130
Sprint Capital
8.750%, 03/15/32	390	376
8.375%, 03/15/12	5,300	5,631
6.900%, 05/01/19	120	113

28	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
TCI Communications
8.750%, 08/01/15	$701	$882
7.125%, 02/15/28	400	468
Telecom Italia Capital
6.999%, 06/04/18	2,740	3,100
5.250%, 11/15/13	580	617
5.250%, 10/01/15	370	394
4.950%, 09/30/14 (C)	1,320	1,387
Telefonica Emisiones
5.984%, 06/20/11	2,320	2,407
5.877%, 07/15/19	115	130
Telefonica Emisiones SAU
6.221%, 07/03/17 (C)	190	216
5.134%, 04/27/20	6,010	6,476
2.582%, 04/26/13	680	689
Verizon Communications
8.750%, 11/01/18	194	261
6.400%, 02/15/38	1,755	2,061
6.100%, 04/15/18	630	742
5.850%, 09/15/35	150	164
5.500%, 02/15/18	2,810	3,212
Verizon Global Funding
7.750%, 12/01/30 (C)	3,690	4,812
7.375%, 09/01/12	1,730	1,942
6.875%, 06/15/12	465	512
Verizon Maryland
7.150%, 05/01/23	600	638
Vodafone Group
5.450%, 06/10/19 (C)	226	257
		111,698

Utilities — 2.0%
AGL Capital
5.250%, 08/15/19	170	182
4.450%, 04/15/13	400	423
Alabama Power Company
5.875%, 12/01/22	275	333
Appalachian Power
5.950%, 05/15/33	200	216
Arizona Public Services
8.000%, 12/30/15	521	561
Atmos Energy
4.950%, 10/15/14	260	286
Carolina Power & Light
5.300%, 01/15/19	400	467
Cedar Brakes II LLC
9.875%, 09/01/13 (B)	3,188	3,336
CenterPoint Energy Houston Electric LLC
7.000%, 03/01/14 (C)	150	178
Cleveland Electric Illuminating
7.880%, 11/01/17	310	390
Consumers Energy
6.700%, 09/15/19	400	495
Dominion Resources
8.875%, 01/15/19	4,730	6,445
6.400%, 06/15/18	300	370
5.700%, 09/17/12	3,560	3,879
4.750%, 12/15/10	740	749
DPL
6.875%, 09/01/11	3,220	3,391

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Duke Energy
6.300%, 02/01/14	$2,890	$3,308
5.625%, 11/30/12	425	466
4.300%, 06/15/20	195	216
3.750%, 07/15/20	180	189
Enel Finance International
6.000%, 10/07/39 (B)	4,855	4,898
5.125%, 10/07/19 (B)	500	516
3.875%, 10/07/14 (B)	2,700	2,795
Exelon
5.625%, 06/15/35	2,605	2,690
Exelon Generation LLC
6.250%, 10/01/39	1,535	1,717
5.200%, 10/01/19	125	139
FirstEnergy Solutions
6.800%, 08/15/39	1,300	1,336
6.050%, 08/15/21	2,315	2,452
FirstEnergy, Ser B
6.450%, 11/15/11	14	15
FirstEnergy, Ser C
7.375%, 11/15/31	5,315	5,888
Hydro Quebec, Ser JL
6.300%, 05/11/11	1,050	1,093
Indiana Michigan Power
7.000%, 03/15/19 (C)	170	209
Jersey Central Power & Light
7.350%, 02/01/19	500	624
KCP&L Greater Missouri Operations
11.875%, 07/01/12	3,360	3,864
8.270%, 11/15/21	2,894	3,403
Massachusetts Electric
5.900%, 11/15/39 (B)	210	245
MidAmerican Energy
5.300%, 03/15/18	750	867
Midamerican Energy Holdings
6.500%, 09/15/37	4,465	5,425
Nevada Power
8.250%, 06/01/11	4,765	5,015
7.125%, 03/15/19 (C)	400	494
Niagara Mohawk Power
4.881%, 08/15/19 (B)	180	199
Nisource Finance
10.750%, 03/15/16	720	943
6.800%, 01/15/19	3,547	4,179
6.125%, 03/01/22	2,400	2,678
Northern States Power
6.250%, 06/01/36	350	437
5.350%, 11/01/39	56	63
Oncor Electric Delivery
6.800%, 09/01/18 (C)	4,535	5,508
Pacific Gas & Electric
8.250%, 10/15/18 (C)	1,320	1,742
6.050%, 03/01/34	1,615	1,901
5.800%, 03/01/37	840	967
5.400%, 01/15/40	156	172
PacifiCorp
6.250%, 10/15/37	1,655	2,050
5.650%, 07/15/18	100	119
5.500%, 01/15/19	400	471

29	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Progress Energy
6.850%, 04/15/12	$1,460	$1,583
6.000%, 12/01/39 (C)	200	229
PSEG Power LLC
5.500%, 12/01/15 (C)	445	501
5.320%, 09/15/16 (B)	126	140
5.125%, 04/15/20	120	130
PSEG Transition Funding
6.610%, 06/15/15	710	784
Public Service Electric & Gas MTN
5.375%, 11/01/39	97	110
2.700%, 05/01/15	135	140
Public Service of New Mexico
7.950%, 05/15/18	3,000	3,292
Public Service of Oklahoma
5.150%, 12/01/19	170	188
Sempra Energy
8.900%, 11/15/13	400	480
6.500%, 06/01/16	135	160
6.000%, 10/15/39 (C)	170	195
Southern
4.150%, 05/15/14	85	92
Southern California Edison
5.500%, 03/15/40 (C)	170	195
4.650%, 04/01/15	200	225
4.500%, 09/01/40	2,650	2,652
Southern Union
8.250%, 11/15/29	7,370	8,695
Southwestern Public Service
8.750%, 12/01/18	300	395
Tennessee Valley Authority
5.250%, 09/15/39	1,828	2,168
Texas-New Mexico Power
9.500%, 04/01/19 (B)	875	1,159
TXU
6.500%, 11/15/24	410	160
TXU, Ser P
5.550%, 11/15/14	370	186
TXU, Ser R
6.550%, 11/15/34	4,385	1,688
Virginia Electric and Power
5.400%, 04/30/18 (C)	300	349
		116,890
Total Corporate Obligations (Cost $1,575,315) ($ Thousands)		1,617,575

U.S. TREASURY OBLIGATIONS — 20.4%
U.S. Treasury Bills
0.170%, 02/10/11 (E)	205	205
U.S. Treasury Bonds
9.250%, 02/15/16	750	933
9.000%, 11/15/18	900	1,373
8.875%, 08/15/17	26,200	38,195
8.875%, 02/15/19	7,600	11,541
8.750%, 05/15/17	21,675	31,175
8.750%, 08/15/20	6,550	10,170
8.500%, 02/15/20 (C)	5,159	5,678
8.500%, 02/15/20	1,000	1,517
8.000%, 11/15/21	11,355	17,219
7.625%, 02/15/25	8,650	13,421
7.500%, 11/15/16 (C)	20,700	27,738

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
7.125%, 02/15/23 (C)	$11,185	$16,243
6.750%, 08/15/26	329	368
6.500%, 11/15/26	100	144
6.375%, 08/15/27	650	538
6.250%, 08/15/23	5,645	7,710
6.125%, 11/15/27	750	625
6.000%, 02/15/26	100	137
5.500%, 08/15/28	200	264
5.375%, 02/15/31	11,263	14,774
4.845%, 05/15/26 (E)	500	295
4.805%, 05/15/28 (E)	100	54
4.779%, 11/15/31 (E)	200	92
4.726%, 08/15/25 (E)	400	244
4.698%, 02/15/27 (E)	200	114
4.625%, 02/15/17 (C)	30,500	35,768
4.625%, 02/15/40 (C)	21,678	26,007
4.375%, 11/15/39	12,927	14,894
4.375%, 05/15/40 (C)	28,919	33,365
4.250%, 05/15/39	13,855	15,650
3.966%, 08/15/19 (E)	2,325	1,849
3.875%, 08/15/40 (C)	12,780	13,585
3.500%, 02/15/39	4,000	3,977
3.250%, 12/31/16	3,720	4,046
3.125%, 01/31/17 (C)	16,780	18,121
2.625%, 12/31/14	6,500	6,903
1.970%, 01/15/16 (E)	7,570	6,814
		381,541
U.S. Treasury Inflation-Protected Securities
6.450%, 02/15/17 (E)	19,420	17,146
5.294%, 02/15/21 (E)	200	149
4.641%, 05/15/36 (E)	300	113
4.619%, 02/15/24 (E)	75	49
4.584%, 05/15/29 (E)	100	51
4.562%, 08/15/24 (E)	200	127
4.520%, 05/15/24 (E)	800	513
4.363%, 11/15/20 (E)	1,000	750
4.277%, 05/15/20 (E)	2,900	2,228
4.256%, 11/15/24 (E)	450	282
4.173%, 02/15/22 (E)	300	213
3.970%, 05/15/19 (E)	2,450	1,976
3.957%, 02/15/32 (E)	450	204
3.875%, 04/15/29	430	790
3.819%, 08/15/17 (E)	4,000	3,475
3.664%, 08/15/18 (E)	800	673
3.540%, 05/15/30 (E)	9,150	4,584
3.658%, 11/15/17 (E)	6,150	5,287
3.625%, 04/15/28	8,180	14,736
3.546%, 02/15/18 (E)	1,350	1,156
3.400%, 11/15/27 (E)	31,090	17,403
3.369%, 08/15/20 (E)	9,550	7,238
3.250%, 02/15/25 (E)	21,110	13,237
3.207%, 08/15/16 (E)	5,100	4,582
2.928%, 08/15/21	500	362
2.896%, 02/15/14 (E)	8,550	8,286
2.752%, 05/15/14 (E)	2,150	2,074
2.714%, 02/15/15 (E)	200	189
2.375%, 01/15/25	17,230	22,839
2.375%, 01/15/27	300	372
2.192%, 02/15/13 (E)	1,000	986
2.125%, 02/15/40	11,805	13,374

30	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.114%, 11/15/16 (E)	$410	$365
2.000%, 01/15/16	11,126	13,263
1.750%, 01/15/28	25	27
		159,099
U.S. Treasury Notes
4.750%, 08/15/17	1,700	2,018
4.500%, 11/30/11	1,000	1,052
4.500%, 05/15/17	6,648	7,760
3.750%, 11/15/18	5,400	6,047
3.500%, 05/15/20 (C)	5,150	5,611
3.125%, 10/31/16	4,400	4,759
3.125%, 04/30/17	2,670	2,883
2.750%, 11/30/16	1,030	1,090
2.750%, 05/31/17 (C)	17,440	18,410
2.750%, 02/15/19	1,883	1,957
2.625%, 07/31/14	2,800	2,974
2.625%, 08/15/20 (C)	36,192	36,656
2.500%, 06/30/17 (C)	18,100	18,813
2.375%, 10/31/14	1,000	1,052
2.375%, 03/31/16	2,000	2,088
2.375%, 07/31/17 (C)	20,050	20,664
2.125%, 11/30/14	22,480	23,413
2.125%, 05/31/15	86,219	89,648
1.875%, 02/28/14	1,000	1,034
1.875%, 06/30/15 (C)	11,598	11,917
1.750%, 07/31/15 (C)	129,320	132,028
1.375%, 11/15/12	1,080	1,100
1.375%, 02/15/13	40,865	41,631
1.375%, 05/15/13	850	866
1.250%, 08/31/15	42,770	42,583
1.000%, 08/31/11	10,495	10,568
1.000%, 04/30/12	113,605	114,648
0.875%, 04/30/11	21,135	21,224
0.750%, 08/15/13	20,142	20,167
0.625%, 06/30/12	8,330	8,354
		653,015
Total U.S. Treasury Obligations (Cost $1,134,683) ($ Thousands)		1,193,860

ASSET-BACKED SECURITIES — 5.0%

Automotive — 0.4%
Ally Auto Receivables Trust, Ser 2009-1, Cl A3
2.330%, 06/17/13 (B)	500	511
Ally Auto Receivables Trust,
Ser 2010-1, Cl A3
1.450%, 05/15/14	285	288
Ally Auto Receivables Trust,
Ser 2010-3, Cl A4
1.550%, 08/17/15	357	358
Ally Auto Receivables Trust,
Ser 2010-3, Cl A3
1.550%, 10/15/14	920	922
Ally Master Owner Trust, Ser 2010-4, Cl A
0.277%, 08/15/17	6,990	6,990
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl A3
1.770%, 03/17/14	115	116

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl A2
0.980%, 01/15/13	$165	$165
Avis Budget Rental Car Funding AESOP LLC, Ser 2010-3A, Cl A
4.640%, 05/20/16 (B)	1,490	1,582
Bank of America Auto Trust, Ser 2009-14, Cl A3
2.670%, 07/15/13 (B)	600	609
Bank of America Auto Trust, Ser 2009-1A, Cl A4
3.520%, 06/15/16 (B)	200	210
Bank of America Auto Trust, Ser 2009-2A, Cl A3
2.130%, 09/15/13 (B)	650	658
Bank of America Auto Trust, Ser 2009-3A, Cl A3
1.670%, 12/15/13 (B)	350	354
Bank of America Auto Trust, Ser 2010-1A, Cl A3
1.390%, 03/15/14 (B)	430	434
Bank of America Auto Trust, Ser 2010-1A, Cl A4
2.180%, 02/15/17 (B)	310	318
Bank of America Auto Trust, Ser 2010-2, Cl A3
1.310%, 07/15/14	150	151
CarMax Auto Owner Trust, Ser 2010-1, Cl A3
1.560%, 07/15/14	300	303
Chrysler Financial Auto Securitization Trust, Ser 2009- A, Cl A3
2.820%, 01/15/16	250	255
CitiFinancial Auto Issuance Trust, Ser 2009-1, Cl A3
2.590%, 10/15/13 (B)	695	707
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A4
4.942%, 07/15/14	300	324
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A3
3.089%, 08/15/13	350	357
Harley-Davidson Motorcycle Trust, Ser 2006-3, Cl A4
5.220%, 06/15/13	701	718
Harley-Davidson Motorcycle Trust, Ser 2009-1, Cl A4
4.550%, 01/15/17	1,211	1,284
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A4
3.320%, 02/15/17	278	289
Harley-Davidson Motorcycle Trust, Ser 2009-3, Cl A4
2.540%, 04/15/17	209	213
Harley-Davidson Motorcycle Trust, Ser 2009-4, Cl A4
2.400%, 07/15/14	592	601
Hertz Vehicle Financing LLC, Ser 2009-2A, Cl A2
5.290%, 03/25/16 (B)	2,910	3,205

31	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A4
3.300%, 09/15/15	$250	$261
Honda Auto Receivables Owner Trust, Ser 2009-S1, Cl A3
2.310%, 05/15/13	2,480	2,520
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A4
1.630%, 03/15/17	375	375
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/15	340	340
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	365	378
USAA Auto Owner Trust, Ser 2009-2, Cl A3
1.540%, 02/18/14	470	474
2.210%, 05/15/15	550	564
		26,834

Credit Card — 0.1%
American Express Credit, Ser 2007-8, Cl A
0.576%, 05/15/15	1,282	1,284
MBNA Master Credit Card Trust, Ser 2001-B, Cl A
0.536%, 08/15/13	1,004	1,004
MBNA Master Credit Card Trust, Ser 2002-A3, Cl A3
0.516%, 09/15/14	1,079	1,079
		3,367

Credit Cards — 0.9%
American Express Credit Account Master Trust, Ser 2009-2, Cl A
1.529%, 03/15/17 (A)	2,201	2,287
Capital One Multi-Asset Execution Trust, Ser 2005-A1, Cl A1
0.346%, 01/15/15	2,517	2,506
Capital One Multi-Asset Execution Trust, Ser 2005-A10, Cl A
0.356%, 09/15/15 (A)	1,567	1,556
Capital One Multi-Asset Execution Trust, Ser 2006-A12, Cl A
0.336%, 07/15/16	4,392	4,340
Capital One Multi-Asset Execution Trust, Ser 2006-A5, Cl A5
0.401%, 01/15/16 (A)	1,751	1,736
Capital One Multi-Asset Execution Trust, Ser 2007-A4, Cl A4
0.306%, 03/16/15 (A)	2,628	2,613
Chase Issuance Trust, Ser 2007- A17, Cl A
5.120%, 10/15/14	6,980	7,605
Citibank Credit Card Issuance Trust, Ser 2006-A3, Cl A3
5.300%, 03/15/18	654	762
Citibank Credit Card Issuance Trust, Ser 2009-A5, Cl A5
2.250%, 12/23/14	5,310	5,458

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Discover Card Master Trust, Ser 2007-A2, Cl A2
0.877%, 06/15/15 (A)	$6,165	$6,160
Discover Card Master Trust, Ser 2009-A1, Cl A1
1.576%, 12/15/14 (A)	2,249	2,289
Discover Card Master Trust, Ser 2009-A2, Cl A2
1.576%, 02/17/15 (A)	16,626	16,930
		54,242

Mortgage Related Securities — 0.7%
ABFS Mortgage Loan Trust, Ser 2002-3, Cl A
4.763%, 09/15/33	8	8
ABS Home Equity, Ser 2001-HE3, Cl A1
0.816%, 11/15/31 (A)	225	198
ACE Securities, Ser 2006-SL3, Cl A1
0.364%, 06/25/36 (A)	6,483	1,045
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.504%, 03/25/30 (A)	2,405	757
Citigroup Mortgage Loan Trust, Ser 2007-AHL1, Cl A2A
0.304%, 12/25/36 (A)	492	461
Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.866%, 02/25/35	500	497
Conseco Finance Home Loan Trust, Ser 2001-D, Cl A5
6.190%, 11/15/32 (A)	4,252	4,336
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	5	5
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
1.096%, 09/15/29 (A)	310	160
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
0.734%, 05/25/39 (A) (B) 913	708
GSAA Trust, Ser 2005-6, Cl A3
0.634%, 06/25/35 (A)	4,100	2,507
HFC Home Equity Loan Asset Backed Certificates, Ser 2006- 2, Cl A1
0.416%, 03/20/36 (A)	405	378
Home Equity Asset Trust, Ser 2007-2, Cl 2A1
0.374%, 07/25/37 (A)	2,504	2,426
HSBC Home Equity Loan Trust, Ser 2005-2, Cl M2
0.756%, 01/20/35 (A)	562	499
HSBC Home Equity Loan Trust, Ser 2005-2, Cl A1
0.536%, 01/20/35 (A)	5,012	4,433
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.426%, 01/20/36 (A)	598	542

32	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HSBC Home Equity Loan Trust, Ser 2007-1, Cl A2F
5.600%, 03/20/36	$750	$776
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.466%, 03/20/36 (A)	319	296
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.466%, 11/20/36 (A)	931	832
Indymac Home Equity Loan Asset-Backed Trust, Ser 2001- A, Cl AV
0.524%, 03/25/31 (A)	37	24
JPMorgan, Ser 2010-4, Cl 7A1
4.337%, 08/26/35	728	730
Morgan Stanley ABS Capital I, Ser 2004-WMC3, Cl M1
1.014%, 01/25/35 (A)	267	262
Morgan Stanley Home Equity Loans, Ser 2007-1, Cl A1
0.314%, 12/25/36 (A)	208	202
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/47	31	20
MSDWCC Heloc Trust, Ser 2003- 1, Cl A
0.804%, 11/25/15 (A)	71	57
Option One Mortgage Loan Trust, Ser 2001-4, Cl A
0.864%, 01/25/32 (A)	221	188
Option One Mortgage Loan Trust, Ser 2007-14, Cl 2A3
0.404%, 01/25/37 (A)	17,000	6,362
Option One Mortgage Loan Trust, Ser 2007-5, Cl 2A4
0.564%, 05/25/37 (A)	10,000	3,689
Renaissance Home Equity Loan Trust, Ser 2005-2, Cl AF3R
4.499%, 08/25/35	1,142	1,105
Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.790%, 02/25/25	837	783
Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.450%, 04/25/32 (B)	340	292
Security National Mortgage Loan Trust, Ser 2007-1A, Cl 2A
0.614%, 04/25/37 (A)(G)(H)	943	494
Structured Asset Securities, Ser 2002-AL1, Cl A2
3.450%, 02/25/32	361	344
Structured Asset Investment Loans, Ser 2005-5, Cl A9
0.534%, 06/25/35 (A)	300	272
4.690%, 02/25/35	934	946
Terwin Mortgage Trust, Ser 2005- 9HGS, Cl A1
4.000%, 08/25/35 (A)(B)	408	388

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Triton Container Finance LLC, Ser 2006-1A, Cl NOTE
0.432%, 11/26/21 (A)(B)	$4,281	$3,846
UCFC Home Equity Loan, Ser 1998-D, Cl MF1
6.905%, 04/15/30	36	34

		40,902

Other Asset-Backed Securities — 2.9%
AH Mortgage, Ser 2010-ADV1, Cl A1
3.968%, 08/15/22	765	765
Aircastle Aircraft Lease Backed Trust, Ser 2007-1A, Cl G1
0.555%, 06/14/37 (A)(B)	4,466	3,685
Amortizing Residential Collateral Trust CMO, Ser 2002-BC1, Cl A
0.944%, 01/25/32 (A)	422	324
Babcock & Brown Air Funding I, Ser 2007-1A, Cl G1
0.576%, 10/14/33 (A)(B)	5,724	4,608
CenterPoint Energy Transition Bond LLC, Ser 2008-A, Cl A1
4.192%, 02/01/20	1,573	1,722
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2002-1, Cl 2A2
0.764%, 03/25/32 (A)	929	610
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.350%, 11/25/34	500	470
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A7
4.277%, 11/25/34	1,060	1,002
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A4
4.499%, 11/25/34	597	584
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A5
6.036%, 09/25/36	6,340	5,437
Citigroup Mortgage Loan Trust, Ser 2007-SHL1, Cl A
0.664%, 11/25/46 (A) (B)	1,148	539
CNH Equipment Trust, Ser 2009- B, Cl A3
2.970%, 03/15/13	91	92
CNH Equipment Trust, Ser 2009- C, Cl A3
1.850%, 12/16/13	130	132
CNH Equipment Trust, Ser 2010- A, Cl A3
1.540%, 07/15/14	725	733
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/31 (A)	1,724	1,700
Consumer Funding LLC, Ser 2001-1, Cl A5
5.430%, 04/20/15	1,130	1,204

33	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Countrywide Asset-Backed Certificates, Cl A
0.924%, 04/25/32 (A)	$62	$35
Countrywide Asset-Backed Certificates, Cl A1
0.594%, 07/25/36 (A)(B)	450	250
Countrywide Asset-Backed Certificates, Ser 2001-BC3, Cl A
0.744%, 12/25/31 (A)	48	25
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.864%, 06/25/33 (A)	115	107
Countrywide Asset-Backed Certificates, Ser 2005-17, Cl 1AF3
5.711%, 05/25/36 (A)	10,000	4,121
Countrywide Asset-Backed Certificates, Ser 2005-6, Cl M1
0.754%, 12/25/35 (A)	320	298
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
5.689%, 10/25/46 (A)	208	151
Countrywide Asset-Backed Certificates, Ser 2007-7, Cl 2A2
0.424%, 10/25/47 (A)	7,500	6,093
Countrywide Asset-Backed Certificates, Ser 2007-QH1, Cl A1
0.464%, 02/25/37 (A)(B)	1,202	895
Countrywide Asset-Backed Certificates, Ser 2007-SD1, Cl A1
0.714%, 03/25/47 (A)(B)	918	428
Countrywide Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.576%, 02/15/34 (A)	849	400
Countrywide Home Equity Loan Trust, Ser 2005-F, Cl 2A
0.516%, 12/15/35 (A)	2,000	610
Credit-Based Asset Servicing and Securitization LLC, Ser 2006- CB2, Cl AF4
5.704%, 12/25/36	1,561	1,247
Credit-Based Asset Servicing and Securitization LLC, Ser 2006- CB2, Cl AF2
5.501%, 12/25/36	715	502
Credit-Based Asset Servicing and Securitization LLC, Ser 2007- CB4, Cl A1A
0.354%, 04/25/37 (A)	3,825	3,143
Credit-Based Asset Servicing and Securitization LLC, Ser 2007- RP1, Cl A
0.574%, 05/25/46 (A)(B)	12,499	7,249
Diamond Investment Grade CDO, Ser 1X, Cl A1
0.853%, 10/11/14 (G)	2,040	1,938
EFS Volunteer, Ser 2010-1, Cl A2
1.389%, 10/25/35 (A)(B)	1,500	1,475

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Embarcadero Aircraft Securitization Trust, Ser 2000- A, Cl A1
0.756%, 08/15/25 (A)(B)	$2,690	$1,332
Equity One, Ser 2003-2, Cl M1
5.050%, 09/25/33 (A)	516	420
Fieldstone Mortgage Investment, Ser 2007-A, Cl 2A2
0.534%, 04/25/47 (A)	2,000	811
First Horizon Asset Back Trust, Ser 2004-HE2, Cl A
0.484%, 02/25/34 (A)	959	574
First Horizon Asset Back Trust, Ser 2006-HE2, Cl A
0.394%, 10/25/26 (A)	608	434
GE Seaco Finance Srl, Ser 2005- 1A, Cl A
0.522%, 11/17/20 (A)(B)	6,484	6,111
Genesis Funding, Ser 2006-1A, Cl G1
0.507%, 12/19/32	4,807	4,050
Green Tree Financial, Ser 1996-5, Cl A6
7.750%, 07/15/27	421	433
GSAMP Trust, Ser 2003-SEA, Cl A1
0.664%, 02/25/33 (A)	1,828	1,363
GSAMP Trust, Ser 2006-SD2, Cl A1
0.374%, 05/25/46 (A)(B)	1,885	1,836
John Deere Owner Trust, Ser 2009-A, Cl A3
2.590%, 10/15/13	225	228
John Deere Owner Trust, Ser 2009-B, Cl A3
1.570%, 10/15/13	535	540
JPMorgan Mortgage Acquisition, Ser 2007-CH1, Cl AF6
5.501%, 11/25/36	9,367	7,775
Keycorp Student Loan Trust, Ser 2003-A, Cl 1A2
0.758%, 10/25/32	2,624	2,346
Lehman XS Trust, Ser 2005-5N, Cl 1A1
0.564%, 11/25/35 (A)	4,107	2,856
Lehman XS Trust, Ser 2005-7N, Cl 1A1B
0.564%, 12/25/35 (A)	3,210	1,009
Lehman XS Trust, Ser 2006-GP1, Cl A4A
0.594%, 05/25/46 (A)	7,996	2,716
Lone Star CDO Funding, Ser IX, Cl A (G)
1.226%, 12/15/12	2,403	2,343
Merit Securities, Ser 2003-13, Cl A4
7.946%, 12/28/33 (A)	3,138	3,198
Merrill Lynch Mortgage Investors, Ser 2006-WMC2, Cl A2D
5.895%, 03/25/37	5,491	2,490

34	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/38	$2,691	$2,564
Mid-State Trust, Ser 2006-1, Cl A
5.787%, 10/15/40 (B)	6,491	6,304
MSCC Heloc Trust, Ser 2005-1, Cl A
0.454%, 07/25/17 (A)	472	286
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
1.967%, 11/25/24 (A)	8,407	8,722
Nelnet Student Loan Trust, Ser 2008-4, Cl A4
1.978%, 04/25/24 (A)	4,540	4,681
Origen Manufactured Housing, Ser 2002-A, Cl A1
0.516%, 05/15/32 (A)	32	29
Park Place Securities, Ser 2004- MHQ1, Cl M1
0.964%, 12/25/34 (A)	6,744	6,607
Popular ABS Mortgage Pass- Through Trust, Ser 2007-A, Cl A3
0.574%, 06/25/47 (A)	10,380	4,737
RAAC Series, Ser 2007-RP4, Cl A
0.614%, 11/25/46 (A) (B)	14,088	7,522
RAAC Series, Ser 2007-SP3, Cl A1
1.464%, 09/25/47 (A)	374	286
SLC Student Loan Trust, Ser 2008-1, Cl A4A
2.137%, 12/15/32(A)	14,322	14,883
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.827%, 12/15/25	1,900	1,886
SLM Student Loan Trust, Ser 2006-5, Cl A5
0.608%, 01/25/27 (A)	2,830	2,671
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.198%, 07/25/23 (A)	4,574	4,774
SLM Student Loan Trust, Ser 2008-8, Cl A4
2.148%, 07/25/22 (A)	1,784	1,866
Textainer Marine Containers, Ser 2005-1A, Cl A
0.526%, 05/15/20 (A) (B)	3,278	3,036
Wells Fargo Home Equity Trust, Ser 2007-2, Cl A1
0.354%, 04/25/37 (A)	3,168	3,073
		169,366
Total Asset-Backed Securities (Cost $330,610) ($ Thousands)		294,711

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.6%
FHLB
1.500%, 01/16/13	2,010	2,044
FHLMC
6.000%, 09/15/40	10,516	11,548
5.625%, 11/23/35	1,620	1,846
5.500%, 07/18/16	32,131	35,145

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.000%, 07/15/14	$5,000	$5,699
3.500%, 11/20/40	3,048	3,178
3.000%, 10/20/40	1,741	1,800
0.210%, 10/13/10 (A)	460	460
0.120%, 10/19/10 (A)	2,340	2,340

FICO STRIPS, PO (E)
9.800%, 04/06/18	960	1,437
9.700%, 04/05/19	5,100	7,749
8.600%, 09/26/19	5,655	8,175
4.638%, 09/26/19	180	135
3.630%, 09/26/19	1,655	1,245
3.540%, 06/06/19	470	360
3.470%, 03/07/19	1,450	1,127
3.280%, 11/02/18	3,410	2,715
3.170%, 08/03/18	9,280	7,500
3.090%, 02/08/18	7,500	6,148

FNMA
7.250%, 05/15/30	7,303	10,747
7.125%, 01/15/30	4,090	5,942
6.500%, 09/01/37	1,775	1,934
6.250%, 05/15/29	6,315	8,347
5.600%, 10/09/19 (A)	670	442
5.375%, 06/12/17	250	300
5.250%, 08/01/12	2,800	3,030
5.000%, 02/13/17	5,000	5,861
1.250%, 06/22/12	5,500	5,563
0.625%, 09/24/12	4,600	4,594
Total U.S. Government Agency Obligations (Cost $140,357) ($ Thousands)		147,411

MUNICIPAL BONDS — 0.3%
Build America Bonds, GO
7.350%, 07/01/35	3,300	3,558
County of Clark Nevada, RB
6.820%, 07/01/45	2,120	2,387
Los Angeles Unified School District, GO
6.758%, 07/01/34	1,075	1,220
Los Angeles, California Community College District, GO
6.750%, 08/01/49	2,700	3,052
Louisiana Public Facilities Authority, RB
4.500%, 02/01/14	500	509
North Texas Tollway Authority, RB
6.718%, 01/01/49	1,970	2,154
State of California, Build America Project, GO
7.300%, 10/01/39	3,620	3,984
State of California, GO
6.650%, 03/01/22	1,700	1,889
State of Illinois, GO
5.100%, 06/01/33	270	229
Total Municipal Bonds (Cost $17,442) ($ Thousands)		18,982

35	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

Description	Shares/ Contracts	Market Value ($ Thousands)

CASH EQUIVALENT — 6.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.200% **†	388,109,372	$388,109
Total Cash Equivalent (Cost $388,109) ($ Thousands)		388,109

AFFILIATED PARTNERSHIP — 6.4%
SEI Liquidity Fund, L.P., 0.250% **†(F)	384,918,157	375,864
Total Affiliated Partnership (Cost $384,918) ($ Thousands)		375,864
Total Investments — 117.6% †† (Cost $6,796,743)($ Thousands)		$6,890,020

WRITTEN OPTIONS — 0.0%
September 2010 90 Day EURO$ Future Call, Expires 09/27/10, Strike Price $127.00*	(302)	$(127)
September 2010 90Day EURO$ Future Put, Expires 09/27/10, Strike Price $99.00*	(302)	(61)
Total Written Options (Premiums Received $210) ($ Thousands)		(188)

A summary of the open futures contracts held by the Fund at August 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	(26)	Dec-2010	$(277)
90-Day Euro$	260	Dec-2011	35
90-Day Euro$	(260)	Dec-2012	(96)
90-Day Euro$	(26)	Jun-2011	(275)
90-Day Euro$	(26)	Mar-2011	(276)
90-Day Euro$	(66)	Sep-2010	(293)
U.S. 10-Year Treasury Note	(534)	Dec-2010	(156)
U.S. 10-Year Treasury Note	(58)	Sep-2010	(319)
U.S. 2-Year Treasury Note	46	Dec-2010	(1)
U.S. 2-Year Treasury Note	(94)	Dec-2010	7
U.S. 5-Year Treasury Note	269	Dec-2010	120
U.S. 5-Year Treasury Note	(102)	Dec-2010	(20)
U.S. Long Treasury Bond	187	Dec-2010	247
U.S. Long Treasury Bond	(449)	Dec-2010	(1,086)
U.S. Ultra Long Treasury Bond	254	Jan-2011	621
U.S. Ultra Long Treasury Bond	10	Oct-2010	151
			$(1,618)

For the period ended August 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at August 31, 2010, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
11/24/10	EUR	3,755	USD	4,972	$201
11/24/10	USD	4,555	EUR	3,466	(151)
					$50

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
UBS PaineWebber	$4,771	$4,972	$201
Citigroup Global
Markets	4,555	4,404	(151)
			$50

36	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

A summary of outstanding swap agreements held by the Fund at August 31, 2010, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	3,850	$(1,682)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	5,500	(2,453)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	4,445	(438)
Barclays Bank PLC	ABX.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(4,612)	(1,773)
Barclays Bank PLC	ABX.HE.PENAAA 07-2 Index	SELL	0.76	01/25/38	(4,568)	414
Barclays Bank PLC	ABX.HE.PENAAA 07-2 Index	SELL	0.76	01/25/38	(3,972)	395
Barclays Bank PLC	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	4,880	(2,202)
Barclays Bank PLC	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/49	2,000	121
Barclays Bank PLC	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/49	2,000	101
Citigroup	ABX.HE.AAA 06-2 Index	SELL	0.11	05/25/46	(2,064)	(151)
Citigroup	ABX.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(3,493)	(1,333)
Citigroup	ABX.HE.PENAAA 07-2 Index	SELL	0.76	01/25/38	(4,071)	603
Citigroup	ABX.HE.PENAAA 07-2 Index	SELL	0.76	01/25/38	(5,461)	705
Citigroup	DARDEN RESTAURANTS Inc., 6.000% 08/15/35	BUY	(2.73)	03/20/14	1,435	(96)
Citigroup	DARDEN RESTAURANTS Inc., 7.125% 02/01/16	BUY	(2.40)	03/20/15	1,200	(72)
Citigroup	DR HORTON, Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	1,020	77
Citigroup	HOME DEPOT, 5.875% 12/16/36	BUY	(2.67)	03/20/14	5,100	(382)
Citigroup	LOWES Cos. Inc., , 8.250% 06/01/10	BUY	(1.20)	03/20/14	5,320	(107)
Credit Suisse	ABX.HE.AA 06-2 Index	SELL	0.17	05/25/46	(4,522)	(190)
Credit Suisse	ABX.HE.AA 06-2 Index	SELL	0.17	05/25/46	(4,793)	(235)
Credit Suisse	ABX.HE.AAA 06-1 Index	SELL	0.09	08/25/37	(3,942)	(63)
Credit Suisse	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	390	(174)
Credit Suisse	GENERAL ELECTRIC Corp., 5.625% 09/15/17	SELL	6.55	12/20/10	(2,570)	73
Credit Suisse	PULTE HOMES, Inc., 5.250% 1/15/14	BUY	(1.00)	09/20/16	2,250	237
Credit Suisse	TARGET CORPORATION, 4.000% 6/15/13	BUY	(1.00)	12/20/14	1,280	(3)
Credit Suisse	TOLL BROTHERS Inc., 5.150% 05/15/15	BUY	(1.00)	09/20/16	6,700	593
Deutsche Bank	CENTEX CORPORATION, 5.250% 06/15/15	BUY	(4.40)	12/20/13	600	(55)
Deutsche Bank	DARDEN RESTAURANTS Inc., 6.000% 08/15/35	BUY	(2.25)	03/20/14	1,650	(81)
Deutsche Bank	DARDEN RESTAURANTS Inc., 7.125% 02/01/16	BUY	(2.25)	03/20/13	600	(25)
Deutsche Bank	DR HORTON, Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	800	49
Deutsche Bank	PULTE HOMES, Inc., 5.250% 1/15/14	BUY	(1.00)	09/20/16	3,050	326
Deutsche Bank	PULTE HOMES, Inc., 5.250% 1/15/14	BUY	(1.00)	09/20/16	2,250	274
Deutsche Bank	TARGET CORPORATION, 4.000% 6/15/13	BUY	(1.00)	12/20/14	1,280	(3)
Goldman Sachs	ABX.HE.AA 06-2 Index	SELL	0.17	05/25/46	(3,437)	(152)
Goldman Sachs	ABX.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(5,341)	(342)
Goldman Sachs	DR HORTON, Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	795	49
Goldman Sachs	PULTE HOMES, Inc., 5.250% 1/15/14	BUY	(1.00)	09/20/16	1,600	175
Merrill Lynch	CENTEX CORPORATION, 5.250% 06/15/15	BUY	(3.56)	12/20/12	1,970	(104)
Merrill Lynch	CENTEX CORPORATION, 5.250% 06/15/15	BUY	(3.56)	12/20/12	1,375	(75)
Morgan Stanley	ABX.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(2,069)	(150)
Morgan Stanley	ABX.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(5,124)	(329)
Morgan Stanley	BERKSHIRE HATHAWAY Inc., 4.625% 10/15/13	SELL	4.00	03/20/11	(5,400)	127
Morgan Stanley	CDS-CMBX @ 134 BPS 42.2	BUY	0.10	10/12/52	1,400	(11)
Morgan Stanley	CMBX @162.31BPS38.8YR	BUY	0.07	03/15/49	1,240	(25)
Morgan Stanley	CMBX 1 2006-1 AAA	SELL	0.10	09/12/49	(1,264)	25
Morgan Stanley	CMBX@ 234 BPS 40.6 YR	SELL	0.35	02/17/51	(800)	20
Morgan Stanley	DARDEN RESTAURANTS Inc., 7.125% 02/01/16	BUY	(2.25)	03/20/13	600	(25)
Royal Bank of Scotland	ABX.HE.AA 06-2 Index	SELL	0.17	05/25/46	(2,713)	(114)

						$(8,481)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
Morgan Stanley	0.00%	3MLIBOR (PAYMENT AT MATURITY)	11/15/27	29,630,000	$(4,091)
Morgan Stanley	0.00%	3MLIBOR (PAYMENT AT MATURITY)	02/15/25	19,470,000	(2,663)

					$(6,754)

37	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

Percentages are based on a Net Assets of $5,857,359 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

††	At August 31, 2010, the tax basis cost of the Fund’s investments was $6,796,743 ($Thousands), and the unrealized appreciation and depreciation were $324,354 ($Thousands) and $(231,077) ($Thousands), respectively.

(A)	Variable Rate Security—The rate reported is the rate in effect as of August 31, 2010. The date reported is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	This security or a partial position of this security is on loan at August 31, 2010. The total value of securities on loan at August 31, 2010 was $369,606 ($ Thousands).

(D)	Security in default on interest payments.

(E)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(F)	This security was purchased with cash collateral held from securities on loan. The total value of this security as of August 31, 2010 was $375,864 ($ Thousands).

(G)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of August 31, 2010 was $9,200 ($ Thousands) and represented 0.16% of net assets.

(H)	Securities considered illiquid. The total value of such securities as of August 31, 2010 was $769 ($ Thousands) and represented 0.01%of net assets.

(I)	Step Bonds — The rate reflected is the effective yield on August 31, 2010. The coupon on a step bond changes on a specified date.

ABS — Asset-Backed Security

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CMO — Collateralized Mortgage Obligation

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Fair Isaac Corporation

FNMA — Federal National Mortgage Association

GO — Government Obligation

GNMA — Government National Mortgage Association

IO — Interest Only—face amount represents notional amount

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NA — National Association

NY — New York

PLC — Public Limited Company

PO — Principal Only

REMIC — Real Estate Mortgage Investment Conduit

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

38	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$2,845,444	$8,064	$2,853,508
Corporate Obligations	—	1,617,296	279	1,617,575
U.S. Treasury Obligations	—	1,193,860	—	1,193,860
Affiliated Partnership	—	375,864	—	375,864
Asset-Backed Securities	—	291,874	2,837	294,711
U.S. Government Agency Obligations	—	147,411	—	147,411
Municipal Bonds	—	18,982	—	18,982
Cash Equivalent	388,109	—	—	388,109
Total Investments in Securities	$388,109	$6,490,731	$11,180	$6,890,020

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(188)	$—	$—	$(188)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(1,618)	$—	$—	$(1,618)
Forward Currency Contracts*	—	50	—	50
Credit Default Swaps	—	(8,481)	—	(8,841)
Interest Rate Swaps	—	(6,754)	—	(6,754)
Total Other Financial Instruments	$(1,618)	$(15,185)	$—	$(16,803)

*	Futures contracts and forwards contracts are valued at the unrealized depreciation on the instrument.

	Investments in Corporate Obligations	Investments in Mortgage- Backed Securities
Beginning balance as of June 1, 2010	$265	$13,273
Accrued discounts/premiums	11	29
Realized gain/(loss)	—	112
Change in unrealized appreciation/(depreciation)	3	656
Net purchases/sales	—	(6,006)
Net transfer in and/or out of Level 3	—	—
Ending balance as of August 31, 2010	$279	$8,064

Changes in unrealized gains/(losses) included in earnings related to securities still held at report end	$3	$552

Investments in Asset- Backed Securities
Beginning balance as of June 1, 2010	$3,334
Accrued discounts/premiums	3
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	103
Net purchases/sales	(603)
Net transfer in and/or out of Level 3	—
Ending balance as of August 31, 2010	$2,837

Changes in unrealized gains/(losses) included in earnings related to securities still held at report end	$65

For the period ended August 31, 2010, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

39	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of August 31, 2010, the Fund is the buyer (“receiving protection”) on a total notional amount of $66.6 million1 and is the seller (“providing protection”) on a total notional amount of $70.2 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$123,513	—	$(36,826,363)	—	$(36,702,850)
Maximum potential amount of future payments	(7,970,000)	—	(62,246,719)	—	(70,216,719)
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain uponoccurrence of triggering event	—	—	—	—	—

(1)	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

40	SEI Institutional Investments Trust/ Quarterly Reporting/ August 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

August 31, 2010

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread* on underlying (in basis points) [1]
0 - 2000	(7,970,000)	—	—	—	(2,064,000)	(10,034,000)
2001 - 4000	—	—	—	—	(44,718,199)	(44,718,199)
Greater than 4000	—	—	—	—	(15,464,520)	(15,464,520)

Total	(7,970,000)	—	—	—	(62,246,719)	(70,216,719)

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

41	SEI Institutional Investments Trust/ Quarterly Reporting/ August 31, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 85.0%

Consumer Discretionary — 16.3%
Adelphia Communications (escrow security)
10.250%, 06/15/11 (B)	$125	$2
7.875%, 01/15/09 (B)	250	4
7.750%, 05/01/09 (B)	75	1
Adelphia Communications, Ser B (escrow security)
9.500%, 02/15/04 (B)	25	—
America West Airlines LLC
8.057%, 07/02/20	1,963	1,968
American Airlines
13.000%, 08/01/16	2,367	2,711
American Tire Distributors
9.750%, 06/01/17 (A)	775	810
Ameristar Casinos
9.250%, 06/01/14	2,095	2,221
Amscan Holdings
8.750%, 05/01/14	4,276	4,265
ArvinMeritor
8.125%, 09/15/15	1,295	1,298
Ashtead Capital
9.000%, 08/15/16 (A)	2,324	2,356
Avis Budget Car Rental LLC
9.625%, 03/15/18	525	549
7.750%, 05/15/16	1,310	1,267
Beazer Homes USA
12.000%, 10/15/17	1,290	1,453
9.125%, 06/15/18	460	407
8.125%, 06/15/16	810	709
Belo
8.000%, 11/15/16	2,575	2,729
7.750%, 06/01/27	2,025	1,782
Bon-Ton Department Stores
10.250%, 03/15/14	900	837
Boyd Gaming
7.125%, 02/01/16	960	806
Brunswick
11.250%, 11/01/16 (A)	1,440	1,645
Burlington Coat Factory Investment Holdings
14.500%, 10/15/14	4,480	4,760
Burlington Coat Factory Warehouse
11.125%, 04/15/14	1,435	1,485
Cablevision Systems
8.625%, 09/15/17 (A)	1,170	1,275
8.000%, 04/15/20	535	571
7.750%, 04/15/18	900	947
Cedar Fair
9.125%, 08/01/18 (A)	2,975	3,027
Charter Communications Operating LLC
10.875%, 09/15/14 (A)	530	594
CKE Restaurants
11.375%, 07/15/18	4,835	4,714
Clear Channel Communications
9.250%, 12/15/17	2,265	2,375
9.250%, 12/15/17	615	638

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Continental Airlines 2000-1 Class B Pass Through Trust
8.388%, 11/01/20	$1,168	$1,163
Couche-Tard US
7.500%, 12/15/13	330	335
Dana (escrow security) (B)
6.500%, 03/15/08	100	3
7.000%, 03/01/09	175	4
7.000%, 03/15/28	200	5
6.500%, 03/01/29	1,100	28
Delta Air Lines
7.711%, 09/18/11	1,900	1,948
Dex One
12.000%, 01/29/17	724	530
DISH DBS
7.125%, 02/01/16	3,450	3,528
Dollar General
11.875%, 07/15/17	1,520	1,752
Eastman Kodak
9.750%, 03/01/18 (A)	1,700	1,628
7.250%, 11/15/13	2,930	2,747
Easton-Bell Sports
9.750%, 12/01/16 (A)	2,925	3,093
El Dorado Casino Shreveport PIK
10.000%, 08/01/12	1,102	937
El Pollo Loco
11.750%, 12/01/12	2,250	2,253
Entravision Communications
8.750%, 08/01/17	1,160	1,160
Equinox Holdings
9.500%, 02/01/16 (A)	1,255	1,255
Ferrellgas
9.125%, 10/01/17 (A)	2,500	2,675
Fontainebleau Las Vegas
11.000%, 06/15/15 (A)(B)	3,500	9
Ford Motor
7.450%, 07/16/31	1,975	1,926
6.375%, 02/01/29	1,080	945
Games Merger
11.000%, 06/01/18 (A)	9,045	9,497
Goodyear Tire & Rubber
10.500%, 05/15/16	325	361
9.000%, 07/01/15	51	54
8.750%, 08/15/20	110	116
8.625%, 12/01/11	831	868
8.250%, 08/15/20	2,155	2,206
Gray Television
10.500%, 06/29/15 (A)	1,298	1,249
GWR Operating Partnership LLP
10.875%, 04/01/17 (A)	835	829
Hanesbrands
8.000%, 12/15/16	3,410	3,551
Hanesbrands, Ser B
3.831%, 12/15/14 (C)	985	936
Harrah’s Operating
11.250%, 06/01/17 (A)	10,230	10,946
10.000%, 12/15/18	5,363	4,183
5.750%, 10/01/17	400	251
Hertz
8.875%, 01/01/14	1,410	1,449
Hillman Group
10.875%, 06/01/18 (A)	735	773

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSN
11.250%, 08/01/16	$1,700	$1,929
Inergy
8.750%, 03/01/15	850	905
8.250%, 03/01/16	515	540
6.875%, 12/15/14	245	246
Intcomex
13.250%, 12/15/14 (A)	4,315	4,563
Isle of Capri Casinos
7.000%, 03/01/14	590	509
Jarden
8.000%, 05/01/16	640	676
7.500%, 05/01/17	1,740	1,773
K. Hovnanian Enterprises
7.500%, 05/15/16	685	454
6.250%, 01/15/15	835	559
Landry’s Restaurants
11.625%, 12/01/15 (A)	2,514	2,608
11.625%, 12/01/15 (A)	936	971
Lear
8.125%, 03/15/20	1,130	1,172
7.875%, 03/15/18	965	999
Levi Strauss
7.625%, 05/15/20 (A)	1,605	1,633
Libbey Glass
10.000%, 02/15/15 (A)	1,125	1,195
Lions Gate Entertainment
10.250%, 11/01/16 (A)	3,465	3,409
Live Nation Entertainment
8.125%, 05/15/18 (A)	1,500	1,448
M/I Homes
6.875%, 04/01/12	640	636
MCE Finance
10.250%, 05/15/18 (A)	1,235	1,321
McJunkin Red Man
9.500%, 12/15/16 (A)	505	446
MDC Partners
11.000%, 11/01/16 (A)	3,400	3,655
MGM Mirage
11.375%, 03/01/18 (A)	6,455	5,842
11.125%, 11/15/17 (A)	1,830	2,045
10.375%, 05/15/14 (A)	300	327
9.000%, 03/15/20 (A)	5,240	5,436
7.500%, 06/01/16	2,375	1,864
6.875%, 04/01/16	250	196
6.750%, 04/01/13	1,235	1,078
5.875%, 02/27/14	3,085	2,437
Michaels Stores
13.000%, 11/01/16	500	470
11.375%, 11/01/16 (A)	21	23
Mohegan Tribal Gaming Authority
7.125%, 08/15/14	905	520
6.875%, 02/15/15	250	141
MTR Gaming Group
12.625%, 07/15/14	2,760	2,898
NCL
11.750%, 11/15/16 (A)	1,210	1,337
Neiman-Marcus Group PIK
9.000%, 10/15/15	1,868	1,892
Niska Gas Storage US LLC
8.875%, 03/15/18 (A)	1,845	1,942

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Norcraft Holdings
9.750%, 09/01/12	$1,231	$1,151
OSI Restaurant Partners
10.000%, 06/15/15	3,533	3,515
Penn National Gaming
6.750%, 03/01/15	3,490	3,507
Penninsula Gaming
10.750%, 08/15/17 (A)	1,740	1,827
8.375%, 08/15/15 (A)	3,150	3,268
Penske Auto Group
7.750%, 12/15/16	1,700	1,623
Phillips-Van Heusen
7.375%, 05/15/20	5,540	5,706
Pinnacle Entertainment
8.750%, 05/15/20 (A)	4,170	4,024
Pinnacle Foods Finance LLC
8.250%, 09/01/17	1,250	1,239
Quebecor Media
7.750%, 03/15/16	290	296
Quiksilver
6.875%, 04/15/15	2,025	1,873
QVC
7.500%, 10/01/19 (A)	4,215	4,299
7.375%, 10/15/20 (A)	470	477
Regal Entertainment
9.125%, 08/15/18	2,195	2,250
River Rock Entertainment Authority
9.750%, 11/01/11	4,717	4,222
RJ Tower
12.000%, 06/01/13 (B)	210	1
Royal Caribbean Cruises
11.875%, 07/15/15	900	1,060
7.250%, 06/15/16	640	645
7.000%, 06/15/13	925	945
RSC Equipment Rental
9.500%, 12/01/14	3,230	3,295
Sabre Holdings
8.350%, 03/15/16	2,250	2,273
Salem Communications
9.625%, 12/15/16	1,085	1,130
Sally Holdings LLC
9.250%, 11/15/14	1,565	1,643
San Pasqual Casino
8.000%, 09/15/13 (A)	1,530	1,492
Sbarro
10.375%, 02/01/15	1,866	1,213
Sealy Mattress
8.250%, 06/15/14	3,705	3,705
Service International
7.000%, 06/15/17	30	31
6.750%, 04/01/15	1,895	1,976
Shingle Springs Tribal Group
9.375%, 06/15/15 (A)	1,685	1,285
Simmons Bedding
11.250%, 07/15/15 (A)	4,710	5,051
Simmons Holdco Escrow
0.000%, 12/15/14 (D)(H)	6,595	—
Sinclair Broadcast Group
8.000%, 03/15/12	2,025	2,025
Sirius XM Radio
9.750%, 09/01/15 (A)	1,380	1,501
8.750%, 04/01/15 (A)	3,000	3,090

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Speedway Motorsports
8.750%, 06/01/16	$1,750	$1,851
Stanadyne Holdings
12.000%, 02/15/15	1,500	1,238
Stanadyne Holdings, Ser 1
10.000%, 08/15/14	1,275	1,205
Standard Pacific
10.750%, 09/15/16	2,275	2,394
8.375%, 05/15/18	429	413
Steinway Musical Instruments
7.000%, 03/01/14 (A)	5,070	4,930
Suburban Propane Partners
7.375%, 03/15/20	2,500	2,606
Sun Media
7.625%, 02/15/13	505	505
Travelport LLC
11.875%, 09/01/16	6,305	6,668
9.000%, 03/01/16	2,505	2,480
5.163%, 09/01/14 (C)	1,329	1,233
TRW Automotive
7.250%, 03/15/17 (A)	575	588
7.000%, 03/15/14 (A)	540	556
Turning Stone Resort Casino Enterprise
9.125%, 09/15/14 (A)	6,104	6,165
United Components
9.375%, 06/15/13	1,030	1,043
Univision Communications
9.750%, 03/15/15 (A)	4,879	4,391
Vail Resorts
6.750%, 02/15/14	1,970	1,982
Videotron
6.875%, 01/15/14	800	804
VWR Funding
10.250%, 07/15/15	3,777	3,909
Wynn Las Vegas LLC
7.875%, 11/01/17 (A)	155	159
7.875%, 05/01/20 (A)	395	399
7.750%, 08/15/20 (A)	4,470	4,515

		295,166

Consumer Staples — 8.3%
Accellent
10.500%, 12/01/13	915	913
Alion Science and Technology
12.000%, 11/01/14 (A)	2,981	2,940
Alliance One International
10.000%, 07/15/16 (A)	935	979
American Renal Holdings
8.375%, 05/15/18 (A)	3,830	3,830
Apria Healthcare Group
12.375%, 11/01/14 (A)	5,120	5,581
B&G Foods
7.625%, 01/15/18	2,920	3,004
Bausch & Lomb
9.875%, 11/01/15	2,090	2,168
Biomet
11.625%, 10/15/17	7,725	8,497
Bumble Bee Foods LLC
7.750%, 12/15/15 (A)	860	909
C&S Group Enterprises LLC
8.375%, 05/01/17 (A)	2,970	2,844

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Catalent Pharma Solutions
9.500%, 04/15/15	$5,314	$5,307
Central Garden and Pet
8.250%, 03/01/18	1,105	1,113
Chiquita Brands International
8.875%, 12/01/15	1,600	1,620
Constellation Brands
8.375%, 12/15/14	2,000	2,175
7.250%, 09/01/16	2,190	2,294
7.250%, 05/15/17	1,250	1,309
Cott Beverages
8.375%, 11/15/17 (A)	3,720	3,892
8.125%, 09/01/18	1,280	1,317
Dean Foods
7.000%, 06/01/16	690	647
6.900%, 10/15/17	300	273
DJO Finance LLC
10.875%, 11/15/14	2,730	2,925
Dole Food
13.875%, 03/15/14	517	622
8.000%, 10/01/16 (A)	405	418
Fleming
10.125%, 04/01/08 (B)(F)	983	—
HCA
9.625%, 11/15/16	9,441	10,137
9.250%, 11/15/16	5,660	6,084
Lantheus Medical Imaging
9.750%, 05/15/17 (A)	3,710	3,747
Laureate Education
11.750%, 08/15/17 (A)	1,100	1,150
10.000%, 08/15/15 (A)	525	534
Michael Foods
9.750%, 07/15/18 (A)	375	394
Novasep Holding SAS
9.750%, 12/15/16 (A)	870	780
Pantry
7.750%, 02/15/14	3,785	3,752
PharmaNet Development Group
10.875%, 04/15/17 (A)	2,775	2,754
Radiation Therapy Services
9.875%, 04/15/17 (A)	1,965	1,921
Rite Aid
10.375%, 07/15/16	3,455	3,572
10.250%, 10/15/19	1,170	1,202
9.750%, 06/12/16	2,340	2,486
9.500%, 06/15/17	4,955	3,927
9.375%, 12/15/15	705	572
8.000%, 08/15/20	3,895	3,871
7.500%, 03/01/17	1,080	976
RSC Equipment Rental
10.000%, 07/15/17 (A)	2,000	2,180
Seminole Indian Tribe of Florida
6.535%, 10/01/20 (A)	1,000	881
ServiceMaster
10.750%, 07/15/15 (A)	6,880	7,207
7.450%, 08/15/27	1,500	1,110
7.250%, 03/01/38	3,170	2,219
7.100%, 03/01/18	1,155	959
Smithfield Foods
7.750%, 07/01/17	1,000	972

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Spectrum Brands
12.000%, 08/28/19	$2,135	$2,290
9.500%, 06/15/18	4,145	4,363
SuperValu
8.000%, 05/01/16	3,560	3,569
Ticketmaster Entertainment LLC
10.750%, 08/01/16	5,495	5,852
Tops Markets LLC
10.125%, 10/15/15 (A)	1,330	1,397
United Rentals North America
10.875%, 06/15/16	3,000	3,330
9.250%, 12/15/19	1,085	1,153
Universal Hospital Services
8.500%, 06/01/15	380	382
US Oncology
9.125%, 08/15/17	1,775	1,837
US Oncology Holdings
6.427%, 03/15/12 (C)	1,270	1,184
Vanguard Health Holding II LLC
8.000%, 02/01/18	2,965	2,909
Yankee Acquisition, Ser B
9.750%, 02/15/17	2,805	2,861

		150,091

Energy — 8.2%
American Petroleum Tankers LLC
10.250%, 05/01/15 (A)	1,295	1,311
Anadarko Petroleum
6.450%, 09/15/36	1,125	976
6.375%, 09/15/17	1,020	1,009
Aquilex Holdings LLC
11.125%, 12/15/16 (A)	2,800	2,769
Arch Coal
8.750%, 08/01/16 (A)	2,850	3,085
7.250%, 10/01/20	235	239
Atlas Energy Operating LLC
12.125%, 08/01/17	190	218
10.750%, 02/01/18	1,845	2,034
Aventine Renewable Energy Holdings
13.000%, 03/15/15 (A)(F)(I)	932	979
Basic Energy Services
11.625%, 08/01/14	1,300	1,417
Bill Barrett
9.875%, 07/15/16	1,000	1,085
Bristow Group
7.500%, 09/15/17	2,260	2,260
Calfrac Holdings
7.750%, 02/15/15 (A)	3,000	2,970
Chesapeake Energy
9.500%, 02/15/15	1,545	1,738
6.875%, 08/15/18	4,090	4,172
6.625%, 08/15/20	310	311
6.500%, 08/15/17	1,200	1,218
Cloud Peak Energy Resources LLC
8.250%, 12/15/17 (A)	1,225	1,266
Complete Production Services
8.000%, 12/15/16	760	770
Compton Petroleum Finance
7.625%, 12/01/13	350	303

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consol Energy
8.250%, 04/01/20 (A)	$1,680	$1,783
8.000%, 04/01/17 (A)	2,200	2,321
Continental Resources
7.375%, 10/01/20 (A)	2,500	2,525
Copano Energy LLC
7.750%, 06/01/18	2,930	2,930
Crosstex Energy
8.875%, 02/15/18	2,235	2,308
Denbury Resources
9.750%, 03/01/16	675	744
Digital Content Protection
10.750%, 08/15/15	3,000	2,970
Drummond
9.000%, 10/15/14 (A)	1,220	1,276
Dynegy Holdings
7.750%, 06/01/19	3,670	2,367
7.625%, 10/15/26	1,230	677
7.500%, 06/01/15	650	497
El Paso
8.250%, 02/15/16	780	850
7.420%, 02/15/37	1,000	913
7.250%, 06/01/18	2,425	2,598
7.000%, 06/15/17	270	285
Forbes Energy Services LLC
11.000%, 02/15/15	806	735
Forest Oil
8.500%, 02/15/14	385	409
8.000%, 12/15/11	800	837
7.250%, 06/15/19	2,155	2,158
General Maritime
12.000%, 11/15/17 (A)	1,215	1,285
Global Geophysical Services
10.500%, 05/01/17 (A)	540	535
Helix Energy Solutions Group
9.500%, 01/15/16 (A)	3,210	3,162
Hercules Offshore
10.500%, 10/15/17 (A)	1,210	1,101
Hilcorp Energy I
8.000%, 02/15/20 (A)	1,280	1,306
Holly
9.875%, 06/15/17 (A)	3,135	3,292
International Coal Group
9.125%, 04/01/18	1,165	1,232
Kerr-McGee
6.950%, 07/01/24	525	531
Key Energy Services
8.375%, 12/01/14	960	991
Linn Energy LLC
11.750%, 05/15/17 (A)	260	296
9.875%, 07/01/18 (A)	420	460
8.625%, 04/15/20 (A)	3,455	3,645
MarkWest Energy Partners
8.750%, 04/15/18	1,325	1,418
MarkWest Energy Partners, Ser B
8.500%, 07/15/16	250	261
Murray Energy
10.250%, 10/15/15 (A)	1,150	1,176
Newfield Exploration
7.125%, 05/15/18	5,635	5,896
6.875%, 02/01/20	2,075	2,163

4	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NFR Energy LLC
9.750%, 02/15/17 (A)	$1,220	$1,232
9.750%, 02/15/17 (A)	680	687
OPTI Canada
9.750%, 08/15/13	445	439
9.000%, 12/15/12 (A)	455	456
8.250%, 12/15/14	3,420	2,668
7.875%, 12/15/14	2,840	2,187
Parker Drilling
9.125%, 04/01/18 (A)	3,010	3,010
Penn Virginia
10.375%, 06/15/16	400	435
Petrohawk Energy
10.500%, 08/01/14	2,305	2,576
7.250%, 08/15/18	2,850	2,829
PetroHawk Energy
7.875%, 06/01/15	1,895	1,966
Petroleum Development
12.000%, 02/15/18	2,730	2,935
Pioneer Drilling
9.875%, 03/15/18 (A)	580	580
Plains Exploration & Production
10.000%, 03/01/16	1,140	1,248
7.750%, 06/15/15	75	76
7.625%, 06/01/18	350	355
7.625%, 04/01/20	725	732
7.000%, 03/15/17	1,440	1,415
Pride International
8.500%, 06/15/19	1,505	1,704
6.875%, 08/15/20	1,440	1,510
Quicksilver Resources
11.750%, 01/01/16	2,200	2,530
7.125%, 04/01/16	1,750	1,680
Range Resources
8.000%, 05/15/19	4,575	4,895
7.500%, 05/15/16	350	364
SandRidge Energy
9.875%, 05/15/16 (A)	1,595	1,587
8.750%, 01/15/20 (A)	1,720	1,634
8.625%, 04/01/15	2,965	2,835
8.500%, 12/31/49	8	645
Southwestern Energy
7.500%, 02/01/18	1,125	1,268
Targa Resources
11.250%, 07/15/17 (A)	3,475	3,996
7.875%, 10/15/18	2,445	2,512
Tesoro
9.750%, 06/01/19	2,600	2,801
Thermon Industries
9.500%, 05/01/17 (A)	1,790	1,835
Vantage Drilling
11.500%, 08/01/15 (A)	2,830	2,823

		148,508

Financials — 13.9%
Aircastle
9.750%, 08/01/18 (A)	500	506
Algoma Acquisition
9.875%, 06/15/15 (A)	1,400	1,225
ALH Finance LLC
8.500%, 01/15/13	2,365	2,377
Alliant Holdings
11.000%, 05/01/15 (A)	3,350	3,438

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Financial
8.000%, 12/31/18	$1,250	$1,205
8.000%, 11/01/31	5,428	5,347
7.500%, 09/15/20	5,785	5,727
6.750%, 12/01/14	6,426	6,378
American Capital
8.960%, 12/31/13	1,821	1,830
American General Finance
5.400%, 12/01/15	3,280	2,501
American International Group
8.175%, 05/15/58 (C)	2,225	1,908
Antero Resources
9.375%, 12/01/17	990	1,022
Bank of America
8.000%, 12/29/49 (C)	635	648
Bankrate
11.750%, 07/15/15 (A)	2,230	2,308
Boise Paper Holding
9.000%, 11/01/17	2,670	2,810
Cardtronics
8.250%, 09/01/18	5,950	6,076
Cemex Finance LLC
9.500%, 12/14/16 (A)	7,635	7,330
CEVA Group
11.625%, 10/01/16 (A)	3,155	3,309
11.500%, 04/01/18 (A)	2,500	2,606
Chukchansi Economic Development Authority
4.123%, 11/15/12 (A)(C)	2,185	1,245
CIT Group
7.000%, 05/01/13	212	211
7.000%, 05/01/14	4,709	4,585
7.000%, 05/01/15	919	883
7.000%, 05/01/16	7,687	7,303
7.000%, 05/01/17	4,040	3,798
Citigroup Capital XXI
8.300%, 12/21/57 (C)	635	659
City National Bank
9.000%, 08/12/19	4,062	4,062
City National Capital Trust I
9.625%, 02/01/40	1,375	1,448
Credit Acceptance
9.125%, 02/01/17 (A)	2,600	2,694
Delphi Financial Group
7.875%, 01/31/20	4,050	4,519
E*Trade Financial
7.375%, 09/15/13	300	285
E*Trade Financial PIK
12.500%, 11/30/17	2,355	2,626
Encore Acquisition
9.500%, 05/01/16	25	27
Energy Future Holdings
10.000%, 12/01/20	1,861	1,788
Express LLC
8.750%, 03/01/18 (A)	790	818
Felcor Lodging
10.000%, 10/01/14 ‡	1,320	1,409
Fidelity National
7.875%, 07/15/20	970	1,019
7.625%, 07/15/17	1,630	1,699

5	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FireKeepers Development Authority
13.875%, 05/01/15 (A)	$3,697	$4,289
Ford Motor Credit LLC
12.000%, 05/15/15	1,695	2,003
8.700%, 10/01/14	3,235	3,532
8.000%, 06/01/14	2,000	2,123
8.000%, 12/15/16	2,100	2,280
7.000%, 10/01/13	8,195	8,556
7.000%, 04/15/15	2,565	2,649
6.625%, 08/15/17	2,090	2,124
Fresenius US Finance II
9.000%, 07/15/15 (A)	800	896
Genworth Financial
6.500%, 06/15/34	1,045	953
6.150%, 11/15/66 (C)	5,942	4,159
Greektown Superholdings
13.000%, 07/01/15 (A)	2,900	3,103
HBOS Capital Funding
6.071%, 06/30/49 (A)(C)	1,900	1,482
Hellas II
6.881%, 01/15/15 (A)(B)(C)	2,100	26
Host Hotels & Resorts
9.000%, 05/15/17 ‡	470	517
Host Marriott LP, Ser Q
6.750%, 06/01/16 ‡	1,600	1,624
HUB International Holdings
10.250%, 06/15/15 (A)	410	387
9.000%, 12/15/14 (A)	2,270	2,171
Icahn Enterprises
8.000%, 01/15/18	3,400	3,383
7.750%, 01/15/16	4,500	4,466
ILFC E-Capital Trust II
6.250%, 12/21/65 (A)(C)	2,695	1,715
International Lease Finance
8.750%, 03/15/17 (A)	3,655	3,687
8.625%, 09/15/15 (A)	4,430	4,458
7.125%, 09/01/18	1,720	1,759
6.750%, 09/01/16	425	435
6.375%, 03/25/13	2,630	2,541
5.650%, 06/01/14	790	733
Ironshore Holdings US
8.500%, 05/15/20 (A)	5,000	5,029
Level 3 Financing
10.000%, 02/01/18	3,305	2,851
Liberty Mutual Group
7.000%, 03/15/37 (A)(C)	1,530	1,292
Lloyds Banking Group
6.267%, 11/14/16 (A)	310	202
5.920%, 09/29/49 (A)(C)	470	306
Marina District Finance
9.875%, 08/15/18	1,135	1,132
9.500%, 10/15/15	900	893
Marlin Water Trust II
6.310%, 07/15/03 (A)(B)	4,000	—
MetLife Capital Trust X
9.250%, 04/08/38 (A)(C)	3,135	3,605
Millennium
7.625%, 11/15/26 (B)	200	—
National Life Insurance
10.500%, 09/15/39 (A)	1,100	1,381

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Norcraft Holdings
10.500%, 12/15/15	$625	$645
Nuveen Investments
10.500%, 11/15/15	12,470	11,847
5.500%, 09/15/15	1,420	1,101
Ohio Casualty
7.300%, 06/15/14	1,050	1,157
Omega Healthcare Investors
7.500%, 02/15/20 ‡(A)	3,505	3,667
Penson Worldwide
12.500%, 05/15/17 (A)	1,270	1,254
PHH
9.250%, 03/01/16 (A)	1,295	1,310
Pinnacle Foods Finance LLC
10.625%, 04/01/17	2,835	2,959
9.250%, 04/01/15	170	174
9.250%, 04/01/15 (A)	495	508
PNC Preferred Funding Trust II
6.113%, 03/29/49 (A)(C)	2,640	1,916
Protective Life
8.450%, 10/15/39	3,140	3,477
Rabobank Nederland
11.000%, 12/31/49 (A)(C)	1,050	1,374
Realogy
10.500%, 04/15/14	1,265	1,031
Regions Financing Trust II
6.625%, 05/15/47 (C)	470	374
Reynolds Group Issuer
8.500%, 05/15/18 (A)	2,545	2,443
7.750%, 10/15/16 (A)	6,540	6,589
Snoqualmie Entertainment Authority
9.125%, 02/01/15 (A)	3,210	2,825
4.428%, 02/01/14 (A)(C)	445	367
SSI Investments II
11.125%, 06/01/18 (A)	1,020	1,066
Susquehanna Capital II
11.000%, 03/23/40	1,300	1,346
Susser Holdings LLC
8.500%, 05/15/16 (A)	4,015	4,115
Symetra Financial
6.125%, 04/01/16 (A)	565	583
UCI Holdco
8.727%, 12/15/13 (C)	1,284	1,259
Unitrin
6.000%, 05/15/17	1,140	1,143
USI Holdings
9.750%, 05/15/15 (A)	3,687	3,512
Ventas Realty L.P.
6.750%, 04/01/17 ‡	775	808
WMG
9.500%, 06/15/16	2,855	2,983
XL Capital
6.500%, 12/31/49 (C)	4,425	3,336
Yankee Acquisition, Ser B
8.500%, 02/15/15	1,705	1,726
Zions Bancorporation
5.650%, 05/15/14	160	152

		249,418

6	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Health Care — 3.8%
Biomet
10.375%, 10/15/17	$7,015	$7,629
10.000%, 10/15/17	4,530	4,915
Bioscrip
10.250%, 10/01/15	5,330	5,390
Community Health Systems
8.875%, 07/15/15	2,210	2,293
Cooper
7.125%, 02/15/15	1,185	1,194
HCA
9.875%, 02/15/17	170	186
8.500%, 04/15/19	2,640	2,894
Health Management Associates
6.125%, 04/15/16	2,140	2,073
Healthsouth
8.125%, 02/15/20	3,210	3,246
Inventiv Health
10.000%, 08/15/18	1,425	1,393
Inverness Medical Innovations
9.000%, 05/15/16	5,650	5,706
MultiPlan
9.875%, 09/01/18	1,390	1,397
Mylan
7.875%, 07/15/20 (A)	2,395	2,497
7.625%, 07/15/17 (A)	5,815	6,004
Omnicare
7.750%, 06/01/20	2,500	2,500
6.125%, 06/01/13	400	395
Psychiatric Solutions
7.750%, 07/15/15	1,000	1,032
ReAble Therapeutics Finance LLC
11.750%, 11/15/14	3,502	3,650
Select Medical
7.625%, 02/01/15	4,970	4,684
Surgical Care Affiliates
8.875%, 07/15/15 (A)	1,636	1,640
Talecris Biotherapeutics
7.750%, 11/15/16	1,440	1,566
Tenet Healthcare
10.000%, 05/01/18	45	51
9.250%, 02/01/15	2,090	2,184
8.875%, 07/01/19	495	535
United Surgical Partners International
8.875%, 05/01/17	105	108
United Surgical Partners International PIK
9.250%, 05/01/17	3,190	3,274

		68,436

Industrials — 8.9%
Accellent
8.375%, 02/01/17	1,705	1,696
ACCO Brands
10.625%, 03/15/15	3,325	3,658
7.625%, 08/15/15	905	864
Accuride
9.500%, 08/01/18	4,430	4,541
Actuant
6.875%, 06/15/17	2,575	2,594

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Aleris International PIK
9.000%, 12/15/14 (B)	$950	$2
Aleris International
10.000%, 12/15/16 (B)	1,675	1
Alliant Techsystems
6.750%, 04/01/16	4,090	4,110
Allison Transmission
11.000%, 11/01/15 (A)	1,558	1,675
American Axle & Manufacturing
7.875%, 03/01/17	1,705	1,577
Ames True Temper
10.000%, 07/15/12	1,115	1,118
4.303%, 01/15/12 (C)	1,730	1,726
Amsted Industries
8.125%, 03/15/18 (A)	3,730	3,846
ArvinMeritor
10.625%, 03/15/18	610	662
Associated Materials
11.250%, 03/01/14 (D)	1,255	1,272
Associated Materials LLC
9.875%, 11/15/16	480	509
Atrium
15.000%, 12/15/12 (A)(B)(E)	1,593	24
Baker & Taylor
11.500%, 07/01/13 (A)	925	638
Baldor Electric
8.625%, 02/15/17	990	1,047
BE Aerospace
8.500%, 07/01/18	650	696
Belden
9.250%, 06/15/19 (A)	655	707
Berry Plastics
10.250%, 03/01/16	2,400	2,154
9.500%, 05/15/18 (A)	2,076	1,910
Buffalo Thunder Development Authority
9.375%, 12/15/14 (A)(B)	2,050	512
Case New Holland
7.875%, 12/01/17 (A)	1,250	1,316
7.750%, 09/01/13	1,010	1,060
Casella Waste Systems
11.000%, 07/15/14	30	33
9.750%, 02/01/13	1,765	1,780
Cemex Espana Luxembourg
9.250%, 05/12/20 (A)	808	738
Chart Industries
9.125%, 10/15/15	2,000	2,000
Clean Harbors
7.625%, 08/15/16	575	589
Coleman Cable
9.000%, 02/15/18	3,845	3,927
Continental Airlines
7.339%, 04/19/14	2,390	2,492
Corrections Corp of America
7.750%, 06/01/17	1,050	1,116
CPM Holdings
10.625%, 09/01/14 (A)	735	794
DAE Aviation Holdings
11.250%, 08/01/15 (A)	1,185	1,194
Delta Air Lines
12.250%, 03/15/15 (A)	4,355	4,785

7	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Diversey Holdings
10.500%, 05/15/20	$2,124	$2,374
8.250%, 11/15/19	1,410	1,459
DryShips
5.000%, 12/01/14	830	664
ESCO
8.625%, 12/15/13 (A)	400	408
4.132%, 12/15/13 (A)(C)	560	510
Esterline Technologies
7.000%, 08/01/20	1,835	1,867
General Cable
7.125%, 04/01/17	1,120	1,128
Geo Group
7.750%, 10/15/17(A)	1,310	1,349
Global Aviation Holdings
14.000%, 08/15/13 (A)	2,850	3,021
Global Marine
7.000%, 06/01/28	420	404
Goodman Global Group
12.795%, 12/15/14 (A)	4,800	3,048
Graham Packaging
8.250%, 01/01/17 (A)	330	326
7.625%, 10/07/11	2,660	2,660
Graphic Packaging International
9.500%, 06/15/17	1,245	1,326
Harland Clarke Holdings
9.500%, 05/15/15	3,950	3,762
6.000%, 05/15/15 (C)	545	458
Interface
11.375%, 11/01/13	475	537
9.500%, 02/01/14	146	151
Interline Brands
8.125%, 06/15/14	810	824
International Wire Group
9.750%, 04/15/15 (A)	1,105	1,105
Iron Mountain
8.750%, 07/15/18	1,400	1,477
8.375%, 08/15/21	1,115	1,185
Kansas City Southern de Mexico
12.500%, 04/01/16	225	270
8.000%, 02/01/18 (A)	1,530	1,626
Koppers
7.875%, 12/01/19	1,245	1,274
Kratos
10.000%, 06/01/17	2,250	2,323
Manitowoc
9.500%, 02/15/18	1,960	2,014
Masco
7.125%, 03/15/20	115	117
7.750%, 11/15/13	1,375	1,186
Mueller Water Products
8.750%, 09/01/20	345	347
NESL
11.000%, 09/01/18	265	264
Nova Chemicals
8.625%, 11/01/19	275	283
NXP Funding LLC
10.000%, 07/15/13 (A)	598	649
9.750%, 08/01/18	2,995	3,085
9.500%, 10/15/15	2,880	2,801
7.875%, 10/15/14	1,500	1,507

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Oshkosh
8.500%, 03/01/20	$1,200	$1,275
8.250%, 03/01/17	1,405	1,479
Plastipak Holdings
10.625%, 08/15/19 (A)	665	738
Ply Gem
13.125%, 07/15/14	1,290	1,293
Pregis
12.375%, 10/15/13	2,436	2,436
Quality Distribution LLC
11.750%, 11/01/13	818	773
Quebecore
0.000%, 11/15/13 (B)(F)	1,800	—
0.000%, 03/15/16 (F)(I)	2,175	130
Radnet Management
10.375%, 04/01/18(A)	1,400	1,228
RailAmerica
9.250%, 07/01/17	1,004	1,089
RBS Global & Rexnord
11.750%, 08/01/16	1,395	1,493
8.500%, 05/01/18	4,090	4,121
Saint Acquisition
12.500%, 05/15/17 (A)	665	667
Sequa
13.500%, 12/01/15 (A)	500	530
11.750%, 12/01/15 (A)	4,220	4,347
Solo Cup
10.500%, 11/01/13	990	1,001
Spirit Aerosystems
7.500%, 10/01/17	910	935
SPX
7.625%, 12/15/14	1,330	1,433
syncreon Global Ireland
9.500%, 05/01/18 (A)	2,187	2,138
Terex
10.875%, 06/01/16	1,000	1,105
8.000%, 11/15/17	5,630	5,377
Thermadyne Holdings
9.500%, 02/01/14	1,040	1,052
Trimas
9.750%, 12/15/17 (A)	1,020	1,053
Triumph Group
8.625%, 07/15/18 (A)	410	435
8.000%, 11/15/17	275	277
UAL Pass Through Trust Series 2000-1
8.030%, 07/01/11	540	662
UAL Pass-Through Trust
12.000%, 01/15/16	301	327
6.636%, 07/02/22	469	450
United Air Lines
12.000%, 11/01/13 (A)	1,920	2,054
10.400%, 11/01/16	1,662	1,844
9.875%, 08/01/13 (A)	1,370	1,456
9.750%, 01/15/17	1,347	1,495
United Air Lines, Ser 95A1
9.020%, 04/19/12 (B)	522	209
United Air Lines
9.125%, 01/15/12 (B)(F)	625	—
United Air Lines, Ser A
9.900%, 05/01/04 (B)(F)	325	—
11.750%, 06/15/15	4,100	4,028

8	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

USG
9.750%, 08/01/14 (A)	$265	$275
6.300%, 11/15/16	1,975	1,718
Wyle Services
10.500%, 04/01/18 (A)	1,800	1,768

		159,843

Information Technology — 5.1%
Activant Solutions
9.500%, 05/01/16	1,975	1,876
Amkor Technology
9.250%, 06/01/16	3,015	3,188
7.375%, 05/01/18 (A)	2,025	2,020
Aspect Software
10.625%, 05/15/17 (A)	2,715	2,786
Brocade Communications Systems
6.875%, 01/15/20 (A)	480	491
6.625%, 01/15/18 (A)	480	487
Compucom Systems
12.500%, 10/01/15 (A)	4,380	4,604
CSC Holdings
8.625%, 02/15/19	2,650	2,955
DynCorp International
10.375%, 07/01/17 (A)	4,680	4,657
Equinix
8.125%, 03/01/18	3,150	3,292
Exide Technologies
10.500%, 03/15/13	1,000	1,019
First Data
11.250%, 03/31/16	1,565	1,029
10.550%, 09/24/15	6,016	4,527
9.875%, 09/24/15	2,780	2,113
8.875%, 08/15/20	1,090	1,093
Freescale Semiconductor
10.125%, 12/15/16	1,625	1,333
10.125%, 03/15/18 (A)	315	324
9.250%, 04/15/18 (A)	8,020	8,040
Interactive Data Corp
10.250%, 08/01/18	1,200	1,238
JDA Software Group
8.000%, 12/15/14 (A)	1,010	1,053
MagnaChip Semiconductor
10.500%, 04/15/18 (A)	4,415	4,559
Open Solutions
9.750%, 02/01/15 (A)	5,090	3,868
Sanmina-SCI
8.125%, 03/01/16	540	544
Smart Modular
5.791%, 04/01/12 (C)	760	760
STATS ChipPAC
7.500%, 08/12/15	3,200	3,328
Stratus Technologies
12.000%, 03/29/15 (A)	2,575	2,240
Sungard Data Systems
10.250%, 08/15/15	6,387	6,706
9.125%, 08/15/13	7,995	8,165
Terremark Worldwide
12.000%, 06/15/17	2,655	3,000
14.250%, 09/15/15 (A)	1,660	1,942
12.750%, 10/15/14 (A)	6,695	7,800

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Viasat
8.875%, 09/15/16	$665	$704

		91,741

Materials — 6.8%
AK Steel
7.625%, 05/15/20	1,992	2,007
Appleton Papers
10.500%, 06/15/15 (A)	1,040	965
Arch Western Finance LLC
6.750%, 07/01/13	225	226
Ashland
9.125%, 06/01/17	3,330	3,804
Building Materials
6.875%, 08/15/18	4,295	4,177
Bway Holding
10.000%, 06/15/18 (A)	995	1,055
Cascades
7.875%, 01/15/20	1,440	1,480
Century Aluminum
8.000%, 05/15/14	1,071	1,057
CF Industries
7.125%, 05/01/20	1,884	2,021
6.875%, 05/01/18	5,605	5,899
Chemtura
7.875%, 09/01/18	2,450	2,502
Clearwater Paper
10.625%, 06/15/16	855	962
CPG International I
10.500%, 07/01/13	2,100	2,097
Crown Americas
7.750%, 11/15/15	695	721
Domtar
10.750%, 06/01/17	3,500	4,314
9.500%, 08/01/16	250	286
Essar Steel Algoma
9.375%, 03/15/15 (A)	125	123
Ferro
7.875%, 08/15/18	1,000	1,020
FMG Finance
10.625%, 09/01/16 (A)	3,785	4,386
Georgia-Pacific
8.000%, 01/15/24	3,070	3,377
7.125%, 01/15/17 (A)	5,380	5,676
7.000%, 01/15/15 (A)	2,010	2,080
Georgia-Pacific LLC
8.250%, 05/01/16 (A)	2,220	2,431
Glatfelter
7.125%, 05/01/16 (A)	175	176
Graham Packaging
9.875%, 10/15/14	2,370	2,411
Headwaters
11.375%, 11/01/14	1,335	1,409
Hexion US Fin/Nova Scotia
9.750%, 11/15/14	3,384	3,325
8.875%, 02/01/18	1,425	1,318
4.936%, 11/15/14 (C)	750	617
Huntsman International LLC
8.625%, 03/15/20 (A)	2,400	2,379
7.875%, 11/15/14	1,550	1,562
7.375%, 01/01/15	635	619
5.500%, 06/30/16	755	711

9	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ineos Finance
9.000%, 05/15/15 (A)	$3,555	$3,595
Innophos
8.875%, 08/15/14	2,745	2,814
Intertape Polymer
8.500%, 08/01/14	835	705
LBI Escrow
8.000%, 11/01/17 (A)	6,005	6,448
Lyondell Chemical
11.000%, 05/01/18	4,427	4,809
MacDermid
9.500%, 04/15/17 (A)	2,045	2,073
Neenah Foundry
15.000%, 07/29/15	111	124
NewPage
11.375%, 12/31/14	4,740	3,851
Noranda Aluminium Acquisition
5.373%, 05/15/15 (C)	3,051	2,395
Novelis
7.250%, 02/15/15 (D)	2,715	2,722
P.H. Glatfelter
7.125%, 05/01/16	1,115	1,122
Packaging Dynamics Finance
10.000%, 05/01/16 (A)	1,165	1,069
PE Paper Escrow GmbH
12.000%, 08/01/14 (A)	590	666
PolyOne
8.875%, 05/01/12	670	712
Reichhold Industries
9.000%, 08/15/14 (A)	2,716	2,309
Ryerson
12.000%, 11/01/15	1,725	1,783
Scotts Miracle-Gro
7.250%, 01/15/18	385	396
Sealed Air
7.875%, 06/15/17	1,320	1,426
Solo Cup
8.500%, 02/15/14	1,230	1,039
Solutia
8.750%, 11/01/17	1,685	1,803
7.875%, 03/15/20	1,000	1,045
Standard Steel LLC
12.000%, 05/01/15 (A)	3,270	3,364
Steel Dynamics
7.750%, 04/15/16	1,100	1,133
7.625%, 03/15/20 (A)	905	928
Teck Resources
10.750%, 05/15/19	760	944
10.250%, 05/15/16	70	85
Verso Paper Holdings LLC
11.500%, 07/01/14	1,460	1,540
9.125%, 08/01/14	2,710	2,608
Verso Paper Holdings LLC, Ser B
11.375%, 08/01/16	1,080	864
Viskase
9.875%, 01/15/18 (A)	1,300	1,316

		122,881

Telecommunication Services — 11.2%
Aeroflex
11.750%, 02/15/15	1,650	1,763

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Affinion Group
11.500%, 10/15/15	$1,640	$1,724
10.125%, 10/15/13	1,500	1,537
10.125%, 10/15/13	2,525	2,582
Avaya
10.125%, 11/01/15	786	742
9.750%, 11/01/15	1,000	947
CCH II LLC
13.500%, 11/30/16	5,085	6,026
CCO Holdings LLC
8.125%, 04/30/20 (A)	1,941	2,043
7.875%, 04/30/18 (A)	1,535	1,589
Cengage Learning Acquisitions
10.500%, 01/15/15 (A)	1,420	1,356
Cequel Communications Holdings I LLC and Cequel Capital
8.625%, 11/15/17 (A)	4,870	4,967
Clear Channel Communications
10.750%, 08/01/16	765	564
Clearwire Communications LLC
12.000%, 12/01/15 (A)	5,875	5,890
12.000%, 12/01/15 (A)	4,540	4,540
Cleveland Unlimited
13.500%, 12/15/10 (A)(C)	4,260	4,047
Columbus International
11.500%, 11/20/14 (A)	1,465	1,611
Cricket Communications
10.000%, 07/15/15	1,175	1,231
Cricket Communications I
9.375%, 11/01/14	1,395	1,412
Crown Castle International
9.000%, 01/15/15	2,815	3,054
Deltacom
10.500%, 04/01/16	805	793
Digicel Group
12.000%, 04/01/14 (A)	600	686
10.500%, 04/15/18 (A)	1,495	1,603
9.125%, 01/15/15 (A)	300	303
8.875%, 01/15/15 (A)	900	907
8.250%, 09/01/17 (A)	1,620	1,683
DISH DBS
7.875%, 09/01/19	1,200	1,251
7.750%, 05/31/15	5,110	5,340
Frontier Communications
6.625%, 03/15/15	1,100	1,111
GCI
8.625%, 11/15/19	1,735	1,822
Global Crossings
12.000%, 09/15/15	1,615	1,793
GXS Worldwide
9.750%, 06/15/15 (A)	11,655	11,189
Inmarsat Finance
7.375%, 12/01/17 (A)	2,450	2,511
Integra Telecom Holdings
10.750%, 04/15/16 (A)	1,000	995
Intelsat
9.250%, 06/15/16	275	291
Intelsat Bermuda
11.250%, 06/15/16	3,980	4,283
Intelsat Jackson Holdings
9.500%, 06/15/16	1,300	1,386
8.500%, 11/01/19 (A)	1,830	1,935

10	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Intelsat Luxembourg
11.500%, 02/04/17	$5,103	$5,256
11.250%, 02/04/17	4,325	4,476
Intelsat Subsidiary Holding
8.875%, 01/15/15	2,025	2,091
8.875%, 01/15/15 (A)	2,035	2,091
iPCS PIK
3.594%, 05/01/14 (C)	2,236	2,080
Lamar Media
7.875%, 04/15/18 (A)	2,470	2,547
Level 3 Financing
4.140%, 02/15/15 (C)	100	75
Liberty Media LLC
8.250%, 02/01/30	2,240	2,128
Lucent Technologies
6.450%, 03/15/29	450	304
MetroPCS Wireless
9.250%, 11/01/14	2,420	2,517
Nexstar Broadcasting
8.875%, 04/15/17 (A)	1,840	1,870
Nextel Communications
6.875%, 10/31/13	1,991	1,986
Nielsen Finance LLC
12.500%, 08/01/11 (D)	4,425	4,386
11.500%, 05/01/16	345	387
NII Capital
10.000%, 08/15/16	3,150	3,532
Nordic Telephone Holdings
8.875%, 05/01/16 (A)	1,795	1,885
Orascom Telecom Finance
7.875%, 02/08/14 (A)	1,000	950
PAETEC Holding
9.500%, 07/15/15	3,316	3,308
8.875%, 06/30/17	1,300	1,345
Primus Telecommunications Holding
13.000%, 12/15/16 (A)	1,087	1,098
Quebecor Media
7.750%, 03/15/16	4,445	4,534
Qwest
7.500%, 06/15/23	710	724
7.250%, 09/15/25	375	388
7.250%, 10/15/35	1,200	1,179
6.875%, 09/15/33	275	270
Qwest Communications International
7.500%, 02/15/14	295	301
7.125%, 04/01/18 (A)	810	842
Qwest Communications
International, Ser B
7.500%, 02/15/14	1,970	2,007
Sable International Finance
7.750%, 02/15/17 (A)	640	659
SBA Telecommunications
8.250%, 08/15/19	435	472
8.000%, 08/15/16	305	325
Sinclair Television Group
9.250%, 11/01/17 (A)	1,005	1,035
Sitel LLC
11.500%, 04/01/18 (A)	1,180	885

Description	Face Amount ($Thousands)	Market Value ($ Thousands)

Sprint Capital
8.750%, 03/15/32	$6,640	$6,399
6.900%, 05/01/19	2,615	2,458
Telcordia Technologies
11.000%, 05/01/18 (A)	5,765	5,657
Telesat Canada
12.500%, 11/01/17	935	1,092
11.000%, 11/01/15	1,110	1,257
Trilogy International
10.250%, 08/15/16	785	714
TW Telecom
8.000%, 03/01/18	2,455	2,553
Univision Communications
12.000%, 07/01/14 (A)	43	47
UPC Holding BV
9.875%, 04/15/18 (A)	3,715	3,868
Videotron Ltee
9.125%, 04/15/18	1,045	1,160
Virgin Media Finance
9.500%, 08/15/16	750	840
8.375%, 10/15/19	2,050	2,234
Visant Holding
10.250%, 12/01/13 (D)	4,330	4,417
West
11.000%, 10/15/16	2,300	2,415
9.500%, 10/15/14	1,539	1,570
Wind Acquisition Finance
12.000%, 12/01/15 (A)	3,015	3,181
11.750%, 07/15/17 (A)	3,373	3,710
Wind Acquisition Holdings Finance
12.250%, 07/15/17 (A)	1,336	1,383
Windstream
8.625%, 08/01/16	2,260	2,345
8.125%, 09/01/18	505	514
XM Satellite Radio
11.250%, 06/15/13 (A)	2,130	2,322
XM Satellite Radio Holdings
13.000%, 08/01/13 (A)	5,095	5,770
Zayo Group LLC
10.250%, 03/15/17 (A)	1,220	1,269

		202,615

Utilities — 2.5%
AES
9.750%, 04/15/16	2,165	2,414
8.000%, 06/01/20	1,175	1,234
Calpine
7.875%, 07/31/20 (A)	3,503	3,512
Calpine Generating LLC
14.320%, 04/01/11 (B)(C)	1,500	191
Edison Mission Energy
7.625%, 05/15/27	1,400	885
Elwood Energy LLC
8.159%, 07/05/26	932	858
Energy Future Holdings
10.875%, 11/01/17	714	425
10.000%, 01/15/20 (A)	2,080	2,003
Ferrellgas Partners
6.750%, 05/01/14	1,500	1,508
Mirant Americas Generation LLC
8.500%, 10/01/21	1,750	1,579

11	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mirant North America LLC
7.375%, 12/31/13	$3,555	$3,635
North American Energy Alliance LLC
10.875%, 06/01/16 (A)	1,300	1,404
NRG Energy
8.500%, 06/15/19	1,895	1,947
8.250%, 09/01/20	1,820	1,831
7.375%, 02/01/16	3,265	3,290
7.375%, 01/15/17	2,710	2,730
7.250%, 02/01/14	1,800	1,836
Public Service of New Mexico
7.950%, 05/15/18	2,800	3,073
Puget Sound Energy, Ser A
6.974%, 06/01/67 (C)	1,035	959
Sabine Pass LNG LP
7.500%, 11/30/16	6,070	5,380
7.500%, 11/30/16 (A)	620	549
Texas Competitive Electric
Holdings LLC
10.250%, 11/01/15	2,340	1,492
TXU
6.500%, 11/15/24	1,010	394
TXU, Ser P
5.550%, 11/15/14	855	430
TXU, Ser R
6.550%, 11/15/34	2,105	810

		44,369

Total Corporate Obligations (Cost $1,475,312) ($ Thousands)		1,533,068

LOAN PARTICIPATIONS — 5.8%
Advantage Sales
1.500%, 04/15/17	1,800	1,786
Affinion Group
7.757%, 03/01/12	445	427
Affinion Group Holdings
7.757%, 03/01/12	4,700	4,512
AL Gulf Coast Terminals
5.750%, 06/02/16	2,000	1,935
Allison Transmission
3.040%, 08/07/14	581	534
American General Finance
7.250%, 04/08/15	3,170	3,124
Asurion 2nd Lien
6.790%, 07/03/15	3,450	3,341
Aventi
0.000%, 10/15/49 (B)(F)(H)(I)	2,600	177
Awas Aviation
0.000%, 03/15/13(H)	600	564
Awas Finance
7.750%, 05/30/16	2,500	2,522
Boston Generating
7.533%, 12/20/16	176	1
4.783%, 06/20/14	650	53
CDW
4.276%, 10/12/14	674	603
2.276%, 10/12/14	319	286
Central Parking
0.438%, 05/22/14 (C)	616	512

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Central Parking 1st Lien Term Loan
2.813%, 05/22/14	$1,719	$1,444
CF Industries Term Loan B1
4.500%, 04/05/15	1,357	1,364
Chester Downs
12.375%, 12/31/49	637	639
CIT Group
6.250%, 08/11/15	2,488	2,479
0.000%, 01/20/12 (H)	510	523
Claire’s Stores
3.225%, 05/27/14	252	216
3.066%, 05/27/14	1,521	1,303
DAE Aviation Holdings Tranche B-1 Loan
4.230%, 07/31/14	277	251
DAE Aviation Holdings Tranche B-2 Loan
4.230%, 09/27/14	268	243
4.140%, 09/27/14	1	1
Dana
0.000%, 01/31/15(H)	50	49
Dex Media West LLC
9.250%, 06/30/11	655	563
Federal Mogul
2.238%, 12/28/15	90	79
2.238%, 12/29/14	1,164	1,016
2.217%, 12/29/14	72	63
2.207%, 12/29/14	144	126
2.207%, 12/28/15	614	535
First Data
3.079%, 09/24/14	2,080	1,775
3.066%, 09/24/14	119	101
3.014%, 09/24/14	181	154
Gambro Aktiebolag
5.186%, 11/24/16	1,040	733
5.119%, 12/05/15	922	770
Georgia Pacific
2.533%, 12/23/10	17	17
2.533%, 12/20/12	25	25
2.475%, 12/20/12	199	196
Green Valley Ranch Gaming
3.507%, 08/06/14 (B)	2,000	47
Guitar Center
3.770%, 10/09/13	2,086	1,835
3.720%, 10/09/13	1,000	880
Harrah’s Operating
9.500%, 01/28/15	2,985	3,040
3.533%, 01/28/15	12	11
3.498%, 01/28/15	1,575	1,345
Hexion Specialty Chemical, Ser C-1
2.813%, 05/05/13 (C)	1,394	1,331
Hexion Specialty Chemical, Ser C-2
2.813%, 05/05/13 (C)	513	490
Iasis Healthcare
5.725%, 06/13/14	3,513	3,318
Ineos US Finance LLC
8.000%, 12/16/14	1,665	1,648
7.500%, 12/16/13	1,456	1,442

12	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Infor Enterprise Solution
0.000%, 03/02/14 (H)	$1,094	$693
Infor Global Enterprise Solutions
6.510%, 03/02/14	210	133
Infor Global Enterprise Solutions Tranche 1
6.510%, 03/02/14	1,073	680
Infor Global Solutions
8.270%, 08/29/14	4,424	1,387
0.000%, 08/29/14 (H)	210	66
0.000%, 07/28/12 (H)	1,203	1,069
Infor Global Solutions Intermediate Holdings
6.566%, 03/02/14	2,217	1,404
Integra Telecom
9.250%, 04/07/15	270	270
Intelsat Jackson Holdings
3.026%, 02/01/14 (C)	2,400	2,142
Interactive Data Corp
6.750%, 01/29/17	3,600	3,620
Inventiv Health
6.750%, 05/07/16	1,500	1,495
Metroflag, 2nd Lien
14.000%, 01/06/09 (B)(F)	325	—
NCO Group
7.500%, 05/15/13	2,930	2,771
Nuveen Investments
12.500%, 11/09/14	810	871
12.500%, 07/31/15	725	779
Open Link Financial
10.250%, 11/06/15	2,750	2,874
OSI Restaurant Partners LLC
2.875%, 06/14/13	76	67
2.875%, 06/14/14	3,975	3,515
0.356%, 06/14/13	205	181
PQ
6.770%, 06/14/14	1,450	1,321
Proquest
6.020%, 02/09/15	1,200	1,152
Realogy
3.527%, 10/13/13	594	511
3.295%, 10/13/13	629	540
0.000%, 10/15/17	455	479
Realogy, Ser B
4.180%, 10/10/13	275	236
Rexnord
7.538%, 03/01/13	2,110	1,691
Reynold
6.250%, 11/05/15	1,441	1,434
Sabre
2.475%, 09/30/14	480	431
2.316%, 09/30/14	848	761
Shield Finance
7.750%, 06/15/16	3,000	2,888
Simmons Holdco, Unsecured Escrow
0.000%, 02/15/12 (H)	1,697	—
Styron
7.500%, 05/21/16	1,250	1,260
Targa Resources
5.265%, 02/09/15	1,972	1,676

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telx
8.250%, 06/17/15	$1,000	$975
Texas Competitive Electric
4.066%, 10/10/14	3,392	2,570
4.033%, 10/10/14	54	42
3.795%, 10/10/14	4,256	3,226
3.793%, 10/10/14	2,370	1,796
Tronox
11.250%, 09/20/10	805	808
TXU
8.396%, 10/10/14	1,580	1,197
Vertafore
6.750%, 08/06/16	800	795
Wide Open West Finance
6.543%, 06/27/15	2,298	2,005
0.000%, 06/27/15 (H)	525	458
Zuffa
7.500%, 06/18/15	1,787	1,800

Total Loan Participations (Cost $105,223) ($ Thousands)		104,498

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.200%**†	58,689,909	58,690

Total Cash Equivalent (Cost $58,690) ($ Thousands)		58,690

COLLATERALIZED DEBT OBLIGATIONS — 1.9%
ACAS, Ser 2007-1A, Cl A1J
0.831%, 04/20/21 (A)(C)	3,800	2,907
Airplanes Pass Through Trust, Ser 2001-1A, Cl A9
5.749%, 03/15/19	1,200	672
CIFC Funding, Ser 2007-3A, Cl B
1.748%, 07/26/21 (A)(C)	2,700	1,399
CIT CLO, Ser 2007-1A, Cl E
5.539%, 06/20/21 (C)	926	370
CIT CLO, Ser 2007-1A, Cl D
2.539%, 06/20/21 (A)(C)	3,000	1,440
Connecticut Valley Structured Credit CDO, Ser 2006-3A, Cl NOTE
0.000%, 03/23/23 (A)	1,200	6
De Meer Middle Market CLO, Ser 2006-1A, Cl INC
0.000%, 10/20/18 (C)	3,167	950
Duane Street CLO, Ser 2007-5A, Cl SN
0.000%, 10/14/21	3,500	1,050
Emporia Preferred Funding, Ser 2007-3A, Cl C
1.406%, 04/23/21 (C)	2,024	1,275
FM Leveraged Capital, Ser 2006-2A, Cl D
2.045%, 11/15/20 (C)	915	458
FM Leveraged Capital, Ser 2006-2A, Cl B
0.846%, 11/15/20 (C)	4,163	2,914

13	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Gleneagles CLO, Ser AI
0.000%, 11/01/17 (C)	$6	$600
Peritus I CDO
0.000%, 12/19/07	3,000	600
Peritus I CDO, Ser 2005-1A, Cl C
9.000%, 05/24/15 (A)	10,013	6,509
Rockwall CDO, Ser 2006-1A, Cl A1LA
0.766%, 08/01/21 (A)(C)	6,837	5,094
Rockwall CDO, Ser 2007-1A
0.716%, 08/01/24	7,754	5,931
Stone Tower CDO, Ser 2004-1A, Cl A1LA
0.981%, 01/29/20 (A)(C)	1,862	1,527
Waterfront CLO, Ser 2007-1A, Cl A2
0.926%, 08/02/20 (A)(C)	413	310

Total Collateralized Debt Obligations (Cost $43,009) ($ Thousands)		34,012

ASSET-BACKED SECURITIES — 0.5%

Other Asset-Backed Securities — 0.5%
ACAS Business Loan Trust, Ser 2007-2A, Cl A
0.776%, 11/18/19 (C)	1,067	947
Applebee’s Enterprises LLC
6.427%, 12/20/37 (A)	3,937	3,793
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37	1,403	1,364
Grayson CLO, Ser 2006-1A, Cl A1B
0.826%, 11/01/21 (C)	3,684	2,394

Total Asset-Backed Securities (Cost $8,054) ($ Thousands)		8,498

CONVERTIBLE BONDS — 0.4%
Hologic
2.000%, 12/15/37	965	872
Leap Wireless International
4.500%, 07/15/14	703	612
Liberty Media LLC
4.000%, 11/15/29	1,610	916
3.750%, 02/15/30	565	313
Lions Gate Entertainment
2.938%, 10/15/24	1,555	1,514
Live Nation Entertainment
2.875%, 07/15/27	768	642
Mirant CV to 14.7167
0.000%, 06/15/21 (B)	1,950	4
Standard Pacific
6.000%, 10/01/12	1,070	1,063
Vector Group
5.750%, 06/15/26 (C)	410	480

Total Convertible Bonds (Cost $5,971) ($ Thousands)		6,416

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK — 0.4%
Ally Financial (A)	6	$4,851
Axis Capital Holdings (C)	13	1,120
Dana *	6	363
Rockwall Investors *(A)(C)	3,000	270

Total Preferred Stock (Cost $7,649) ($ Thousands)		6,604

COMMON STOCK — 0.4%
Aventine Renewable Energy
Holdings *(F)(I)	57,685	1,731
Core-Mark Holding *	812	21
Dana Holdings *	67,821	696
Dex One *	42,145	359
LyondellBasell Industries, Cl B *	113,997	2,336
LyondellBasell Industries, Cl A *	105,198	2,156
Neenah Enterprises *	22	107
Quad, Cl A *	1	—
Solutia *	368	5
VSS AHC, Cl A *(F)(I)(J)	43,496	519

Total Common Stock (Cost $8,288) ($ Thousands)		7,930

AUCTION RATE PREFERRED

SECURITIES — 0.3%
BlackRock Insured Municipal Income Trust	14,500	1,204
BlackRock Municipal Income Trust	27,000	2,240
BlackRock MuniVest Fund II	9,250	768
BlackRock MuniYield Fund	11,750	975
BlackRock MuniYield New Jersey Fund	14,500	1,204

Total Auction Rate Preferred Securities (Cost $6,459) ($ Thousands)		6,391

WARRANT — 0.0%
Atrium, Expires 10/14/08 *(E)(F)	691	—

Total Warrant (Cost $0) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.,
0.820%**†(G)	6,416	6

Total Affiliated Partnership (Cost $6) ($ Thousands)		6

Total Investments — 98.0% †† (Cost $1,718,661)($ Thousands)		$1,766,113

14	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2010

A summary of outstanding swap agreements help by the Fund at August 31, 2010, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
Barclays Bank PLC	CDX.NA.HY.13-V2 Index	BUY	(5.00)	12/20/14	$14,058	$(729)

Percentages are based on a Net Assets of $1,802,933($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust

††	At August 31, 2010, the tax basis cost of the Fund’s investments was $1,718,661 ($Thousands), and the unrealized appreciation and depreciation were $97,232 ($Thousands) and $(49,780) ($Thousands) respectively.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default on interest payments.

(C)	Variable Rate Security — The rate reported is the rate in effect as of August 31, 2010. The date reported is the final maturity date.

(D)	Step Bonds — The rate reflected is the effective yield on August 31, 2010. The coupon on a step bond changes on a specified date.

(E)	This security or a partial position of this security is on loan at August 31, 2010. The total value of securities on loan at August 31, 2010 was $5 ($ Thousands).

(F)	Securities considered illiquid. The total value of such securities as of August 31, 2010 was $3,536 ($ Thousands) and represented 0.20% of Net Assets.

(G)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2010 was $6 ($ Thousands).

(H)	Unsettled Loan Participation. Interest rate not available.

(I)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of August 31, 2010 was $3,536 ($ Thousands) and represents 0.20% of net assets.

(J)	Securities considered restricted. The total value of such securities as of August 31, 2010 was $519 ($ Thousands) and represented 0.03% of Net Assets.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

LLC — Limited Liability Company

LLP — Limited Liability Partnership

L.P. — Limited Partnership

PIK — Payment-in-Kind

Ser — Series

Amounts designated as “—” are $0 or have been rounded to $0.

15	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2010

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligation	$—	$1,521,713	$11,355	$1,533,068
Loan Participations	—	93,291	11,207	104,498
Cash Equivalent	58,690	—	—	58,690
Collateralized Debt Obligations	—	28	33,984	34,012
Asset-Backed Securities	—	5,530	2,968	8,498
Convertible Bonds	—	6,412	4	6,416
Preferred Stock	—	6,241	363	6,604
Common Stock	5,681	—	2,249	7,930
Auction Rate Preferred Securities	—	—	6,391	6,391
Affiliated Partnership	—	6	—	6
Warrant	—	—	—	—

Total Investments in Securities	$64,371	$1,633,221	$68,521	$1,766,113

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swaps	$—	$(729)	$—	$(729)

Total Other Financial Instruments	$—	$(729)	$—	$(729)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Collateralized Debt Obligation	Investments in Convertible Bonds
Beginning balance as of June 1, 2010	$20,182	$28,537	$4
Accrued discounts/premiums	34	102	—
Realized gain/(loss)	(2,854)	(249)	—
Change in unrealized appreciation/(depreciation)	(423)	1,222	—
Net purchases/sales	(881)	4,372	—
Net transfer in and/or out of Level 3	(4,703)	—	—

Ending balance as of August 31, 2010	$11,355	$33,984	$4

Changes in unrealized gains/losses included in earnings related to securities still held at reporting date.	$(423)	$(208)	$—

	Investments in Asset-Backed Securities	Investments in Common Stock	Investments in Loan Participations
Beginning balance as of June 1, 2010	$2,579	$3,007	$15,914
Accrued discounts/premiums	—	—	35
Realized gain/(loss)	—	—	(1,117)
Change in unrealized appreciation/ (depreciation)	389	(758)	196
Net purchases/sales	—	—	971
Net transfer in and/or out of Level 3	—	—	(4,792)

Ending balance as of August 31, 2010	$2,968	$2,249	$11,207

Changes in unrealized gains/losses included in earnings related to securities still held at reporting date.	$—	$(758)	$43

	Investments in Auction Rate Preferred Securities	Investments in Preferred Stock
Beginning balance as of June 1, 2010	$6,622	$363
Accrued discounts/premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	(231)	—
Net purchases/sales	—	—
Net transfer in and/or out of Level 3	—	—

Ending balance as of August 31, 2010	$6,391	$363

Changes in unrealized gains/losses included in earnings related to securities still held at reporting date.	$(231)	$—

For the period ended August 31, 2010, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

16	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

August 31, 2010

Restricted Securities — At August 31, 2010, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there form. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at August 31, 2010, were as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($Thousands)	Market Value ($Thousands)	% of Net Assets
VSS AHC	43	9/25/09	9/25/09	$551	$519	0.03%

17	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 66.7%

Consumer Discretionary — 5.2%
Comcast
6.450%, 03/15/37	$13,705	$15,605
6.400%, 05/15/38	2,127	2,416
6.400%, 03/01/40	4,389	5,008
Comcast Cable Communications Holdings
9.455%, 11/15/22	3,750	5,271
COX Communications
8.375%, 03/01/39(A)	5,975	8,333
6.950%, 06/01/38(A)	4,883	5,948
DirecTV Holdings
6.000%, 08/15/40	4,425	4,657
Historic TW
6.625%, 05/15/29	3,995	4,533
Lowe’s
7.110%, 05/15/37	1,402	1,843
5.800%, 04/15/40	4,000	4,650
McDonald’s
6.300%, 03/01/38	6,015	7,781
NBC Universal
6.400%, 04/30/40(A)	3,725	4,171
News America
8.150%, 10/17/36	2,355	3,022
7.850%, 03/01/39	6,275	8,296
6.900%, 08/15/39	2,775	3,325
6.750%, 01/09/38	2,260	2,605
6.650%, 11/15/37	4,855	5,624
6.150%, 03/01/37	1,945	2,132
TCI Communications
7.875%, 02/15/26	635	787
Time Warner
7.700%, 05/01/32	425	535
7.625%, 04/15/31	14,455	18,017
7.570%, 02/01/24	295	369
Time Warner Cable
8.750%, 02/14/19	6,730	8,841
8.250%, 04/01/19	3,075	3,944
7.300%, 07/01/38	4,765	5,888
6.750%, 06/15/39	3,650	4,285
Time Warner Entertainment
8.375%, 07/15/33	5,700	7,488
Yum! Brands
6.875%, 11/15/37	5,620	6,944

		152,318

Consumer Staples — 4.9%
Altria Group
10.200%, 02/06/39	10,950	15,828
Anheuser-Busch
6.450%, 09/01/37	945	1,125
Anheuser-Busch InBev Worldwide
8.200%, 01/15/39(A)	4,430	6,372
6.875%, 11/15/19(A)	6,000	7,416
6.375%, 01/15/40	6,295	7,710
CVS Caremark
6.125%, 09/15/39	14,825	16,650
Diageo Capital
5.875%, 09/30/36	2,653	3,135
Dr Pepper Snapple Group
6.820%, 05/01/18	2,000	2,463

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
General Mills
5.400%, 06/15/40	$1,090	$1,234
HJ Heinz Finance
7.125%, 08/01/39(A)	8,060	10,309
Kraft Foods
6.875%, 02/01/38	11,385	14,038
6.500%, 02/09/40	8,550	10,142
Mead Johnson Nutrition
5.900%, 11/01/39	5,350	6,148
PepsiCo
5.500%, 01/15/40	4,215	4,903
Philip Morris International
6.375%, 05/16/38	1,705	2,146
President and Fellows of Harvard College
5.625%, 10/01/38	5,015	5,882
Ralcorp Holdings
6.625%, 08/15/39	6,000	6,521
Sara Lee
4.100%, 09/15/20(F)	1,235	1,242
Wal-Mart Stores
6.200%, 04/15/38	8,250	10,167
5.625%, 04/01/40	7,517	8,715

		142,146

Energy — 7.8%
Alta Wind Holdings
7.000%, 06/30/35	5,000	5,313
Apache
5.100%, 09/01/40	3,030	3,124
Canadian Natural Resources
6.250%, 03/15/38	3,000	3,427
Cenovus Energy
6.750%, 11/15/39	6,515	7,994
ConocoPhillips
6.500%, 02/01/39	18,055	23,020
5.900%, 05/15/38	6,380	7,615
Diamond Offshore Drilling
5.700%, 10/15/39	828	868
EnCana
6.500%, 02/01/38	3,625	4,229
EQT
8.125%, 06/01/19	8,455	10,389
Hess
6.000%, 01/15/40	4,544	4,979
5.600%, 02/15/41	4,865	5,047
Husky Energy
7.250%, 12/15/19	11,200	13,814
Marathon Oil
7.500%, 02/15/19	592	752
6.600%, 10/01/37	5,700	6,838
Motiva Enterprises LLC
6.850%, 01/15/40(A)	10,380	12,870
Noble Holding International
6.200%, 08/01/40	2,810	3,148
Panhandle Eastern Pipeline
8.125%, 06/01/19	2,900	3,506
7.000%, 06/15/18	700	797
Petrobras International Finance
6.875%, 01/20/40	4,950	5,461
Petro-Canada
6.800%, 05/15/38	3,725	4,479

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Shell International Finance BV
5.500%, 03/25/40	$16,871	$19,326
Spectra Energy Capital LLC
7.500%, 09/15/38	3,313	4,072
Statoil
5.100%, 08/17/40	6,300	6,793
Suncor Energy
6.850%, 06/01/39	3,675	4,457
Talisman Energy
7.750%, 06/01/19	3,075	3,880
Tennessee Gas Pipeline
8.375%, 06/15/32	2,655	3,290
Total Capital
4.450%, 06/24/20	6,570	7,193
TransCanada Pipelines
7.625%, 01/15/39	2,500	3,355
7.250%, 08/15/38	3,100	3,984
6.100%, 06/01/40	16,155	18,545
Valero Energy
6.625%, 06/15/37	7,655	7,755
6.125%, 02/01/20	3,007	3,281
Williams
7.875%, 09/01/21	1,592	1,933
7.750%, 06/15/31	1,394	1,620
Williams, Ser A
7.500%, 01/15/31	1,000	1,138
XTO Energy
6.100%, 04/01/36	8,315	10,715

		229,007

Financials — 24.4%
ACE INA Holdings
6.700%, 05/15/36	4,677	5,812
American Express
8.150%, 03/19/38	3,910	5,539
8.125%, 05/20/19	7,475	9,618
7.000%, 03/19/18	1,840	2,202
BAC Capital Trust VI
5.625%, 03/08/35	2,700	2,359
BAC Capital Trust XV
1.338%, 06/01/56 (B)	8,000	4,944
Bank of America
6.500%, 09/15/37	2,700	2,798
5.750%, 12/01/17	5,750	6,087
5.650%, 05/01/18	22,040	22,908
Bank of America, Ser A
8.070%, 12/31/26 (A)	5,095	5,197
Barclays Bank
5.125%, 01/08/20	5,150	5,475
Bear Stearns
7.250%, 02/01/18	8,768	10,631
6.400%, 10/02/17	9,175	10,667
Blackstone Holdings Finance LLC
6.625%, 08/15/19 (A)	5,523	5,881
BRE Properties
5.500%, 03/15/17 ‡	750	794
Capital One Capital VI
8.875%, 05/15/40	4,000	4,210
CDP Financial
5.600%, 11/25/39 (A)	15,585	17,760
Chase Capital II
0.966%, 02/01/27 (B)	4,984	3,784

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chubb
6.500%, 05/15/38	$8,725	$10,729
Citigroup
8.125%, 07/15/39	5,410	6,732
6.875%, 03/05/38	25,320	27,421
6.875%, 02/15/98	1,400	1,330
5.875%, 05/29/37	6,551	6,533
5.500%, 02/15/17	9,005	9,252
City National Capital Trust I
9.625%, 02/01/40	4,500	4,738
Commonwealth Bank of Australia
5.000%, 10/15/19 (A)	4,250	4,589
Credit Suisse NY
6.000%, 02/15/18	7,600	8,286
Deutsche Bank Capital Funding Trust
5.628%, 01/19/49 (A)(B)	3,195	2,652
Discover Bank
8.700%, 11/18/19	5,750	6,790
ERP Operating
5.750%, 06/15/17 ‡	6,250	7,056
Farmers Exchange Capital
7.050%, 07/15/28 (A)	17,515	17,445
First Union
7.575%, 08/01/26 (C)	4,920	5,954
First Union Institutional Capital I
8.040%, 12/01/26	1,250	1,280
FleetBoston Financial
6.875%, 01/15/28	3,250	3,505
FMR
6.500%, 12/14/40	1,000	1,042
General Electric Capital MTN
6.875%, 01/10/39	30,590	35,804
6.150%, 08/07/37	8,775	9,327
5.875%, 01/14/38	17,117	17,600
Goldman Sachs Group
7.500%, 02/15/19	4,174	4,868
6.750%, 10/01/37	36,295	37,068
6.150%, 04/01/18	1,400	1,529
5.375%, 03/15/20	2,560	2,642
0.604%, 02/06/12 (B)	5,000	4,966
Guardian Life Insurance of America
7.375%, 09/30/39 (A)	13,635	16,493
HBOS
6.750%, 05/21/18 (A)	3,700	3,617
HCP MTN
6.700%, 01/30/18 ‡	2,295	2,522
6.300%, 09/15/16 ‡	2,255	2,425
Health Care REIT
6.125%, 04/15/20 ‡	3,050	3,326
5.875%, 05/15/15 ‡	7,725	8,527
HSBC Holdings
6.500%, 09/15/37	8,275	9,535
International Lease Finance
7.125%, 09/01/18	1,500	1,534
6.750%, 09/01/16	3,700	3,783
Jefferies Group
6.875%, 04/15/21	4,007	4,256

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase
6.400%, 05/15/38	$4,807	$5,818
6.300%, 04/23/19	3,775	4,338
6.000%, 10/01/17	4,170	4,704
6.000%, 01/15/18	2,671	3,033
JPMorgan Chase Capital XXVII
7.000%, 11/01/39	5,250	5,566
LBG Capital No. 1 MTN
8.000%, 12/15/49 (B)	2,800	2,450
Lloyds TSB Bank MTN
5.800%, 01/13/20 (A)	2,610	2,690
Macquarie Group
6.000%, 01/14/20 (A)	6,380	6,702
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (A)	12,320	17,497
MBNA Capital, Ser B
1.266%, 02/01/27 (B)	2,151	1,483
Merrill Lynch
8.950%, 05/18/17 (B)	1,340	1,394
8.680%, 05/02/17 (B)	1,305	1,351
7.750%, 05/14/38	3,340	3,812
6.110%, 01/29/37	5,925	5,726
MetLife
7.717%, 02/15/19	8,100	10,155
5.875%, 02/06/41	2,930	3,196
Metropolitan Life Insurance
7.800%, 11/01/25 (A)	4,700	5,516
Moody’s
5.500%, 09/01/20	4,185	4,263
Morgan Stanley
7.300%, 05/13/19	6,445	7,325
6.625%, 04/01/18	10,760	11,824
5.625%, 09/23/19	15,625	15,901
5.500%, 01/26/20	4,218	4,271
NASDAQ OMX Group
5.550%, 01/15/20	1,442	1,525
Nationwide Mutual Insurance
6.600%, 04/15/34 (A)	12,040	11,135
New York Life Insurance
6.750%, 11/15/39 (A)	18,475	23,545
Northwestern Mutual Life Insurance
6.063%, 03/30/40 (A)	8,790	10,370
Pacific Life Insurance
9.250%, 06/15/39 (A)	4,245	5,460
PNC Funding
6.700%, 06/10/19	3,235	3,852
5.125%, 02/08/20	8,475	9,145
Power Receivables Finance
6.290%, 01/01/12 (A)	553	554
Prudential Financial MTN
6.625%, 06/21/40	1,000	1,156
5.700%, 12/14/36	4,845	4,951
Prudential Holdings LLC
8.695%, 12/18/23 (A)	7,700	9,816
Prudential Insurance of America
8.300%, 07/01/25 (A)	5,500	6,931
Raymond James Financial
8.600%, 08/15/19	1,655	1,990
Security Benefit Life
7.450%, 10/01/33 (A)	4,000	3,300

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Simon Property Group
10.350%, 04/01/19 ‡	$1,995	$2,802
6.750%, 02/01/40 ‡	5,791	6,897
6.125%, 05/30/18 ‡	1,965	2,284
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (A)	9,430	11,806
Wachovia
6.605%, 10/01/25	3,100	3,408
0.815%, 10/28/15 (B)	1,590	1,455
Wachovia Bank
6.600%, 01/15/38	10,865	12,314
5.850%, 02/01/37	6,545	6,798
WEA Finance LLC
7.125%, 04/15/18 (A)	4,513	5,359
6.750%, 09/02/19 (A)	2,780	3,252
Westpac Banking
4.875%, 11/19/19	5,035	5,360
ZFS Finance USA Trust I
5.875%, 05/09/32 (A)(B)	5,000	4,477
ZFS Finance USA Trust II
6.450%, 12/15/65 (A)(B)	3,650	3,358

		714,137

Health Care — 5.3%
Abbott Laboratories
6.000%, 04/01/39	2,820	3,429
5.300%, 05/27/40	8,302	9,195
Aetna
6.750%, 12/15/37	3,400	4,091
Amgen
6.400%, 02/01/39	3,685	4,641
5.750%, 03/15/40	5,055	5,934
AstraZeneca
6.450%, 09/15/37	6,625	8,492
Baxter International
6.250%, 12/01/37	4,525	5,645
Boston Scientific
7.375%, 01/15/40	1,425	1,620
6.000%, 01/15/20	3,760	3,972
Bristol-Myers Squibb
6.125%, 05/01/38	6,775	8,333
CIGNA
8.500%, 05/01/19	5,825	7,573
Merck
5.850%, 06/30/39	7,370	9,050
Pfizer
7.200%, 03/15/39	17,205	24,028
Roche Holdings
7.000%, 03/01/39 (A)	13,150	18,028
UnitedHealth Group
6.625%, 11/15/37	8,855	10,363
6.500%, 06/15/37	4,100	4,754
5.800%, 03/15/36	5,000	5,340
Wellpoint
6.375%, 06/15/37	2,550	2,872
5.800%, 08/15/40	1,600	1,710
Wyeth
5.950%, 04/01/37	8,270	9,957
Zimmer Holdings
5.750%, 11/30/39	5,297	5,992

		155,019

3	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Industrials — 3.9%
American Airlines Pass-Through Trust, Ser 2009-1A
10.375%, 07/02/19	$572	$652
Boeing
5.875%, 02/15/40	4,975	5,965
Burlington Northern Santa Fe LLC
6.200%, 08/15/36	5,100	5,992
5.750%, 05/01/40	2,460	2,764
5.650%, 05/01/17	2,830	3,259
Canadian National Railway
6.900%, 07/15/28	1,000	1,283
Caterpillar
6.050%, 08/15/36	3,430	4,245
Continental Airlines
9.000%, 07/08/16	6,261	6,950
5.983%, 04/19/22	7,048	7,217
Delta Air Lines
7.750%, 12/17/19	1,442	1,557
6.200%, 07/02/18	2,500	2,569
Delta Air Lines, Ser 2001-1, Cl A-2
7.111%, 09/18/11	6,700	7,002
Lockheed Martin
5.720%, 06/01/40 (A)	3,182	3,716
5.500%, 11/15/39	3,560	3,998
Meccanica Holdings USA
7.375%, 07/15/39 (A)	5,570	6,374
6.250%, 01/15/40 (A)	4,315	4,352
Norfolk Southern
6.000%, 03/15/05	5,503	5,791
5.900%, 06/15/19	4,395	5,219
Union Pacific
6.625%, 02/01/29	1,941	2,347
6.125%, 02/15/20	2,000	2,414
5.780%, 07/15/40	5,134	5,865
United Parcel Service
6.200%, 01/15/38	6,470	8,083
United Technologies
5.700%, 04/15/40	8,800	10,362
Waste Management
6.125%, 11/30/39	4,240	4,833

		112,809

Information Technology — 1.9%
Cisco Systems
5.900%, 02/15/39	2,450	2,874
5.500%, 01/15/40	18,275	20,433
International Business Machines
5.600%, 11/30/39	7,216	8,526
Oracle
6.500%, 04/15/38	6,200	7,814
6.125%, 07/08/39	6,290	7,595
5.375%, 07/15/40 (A)	8,735	9,469

		56,711

Materials — 0.8%
ArcelorMittal
7.000%, 10/15/39	8,055	8,262
Dow Chemical
9.400%, 05/15/39	3,070	4,358
8.550%, 05/15/19	2,605	3,265

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Southern Copper
7.500%, 07/27/35	$4,999	$5,793
6.750%, 04/16/40	650	702

		22,380

Sovereign — 0.2%
Province of Quebec
6.350%, 01/30/26	4,880	6,399

Telecommunication Services — 3.6%
AT&T
6.550%, 02/15/39	6,075	7,199
6.300%, 01/15/38	20,835	23,875
Bellsouth Capital Funding
7.120%, 07/15/97	3,485	4,128
BellSouth Telecommunications
7.000%, 12/01/95	4,317	4,922
British Telecommunications
9.625%, 12/15/30 (C)	3,170	4,350
Telecom Italia Capital
7.721%, 06/04/38	7,275	8,169
7.175%, 06/18/19	5,375	6,194
Telefonica Emisiones
7.045%, 06/20/36	1,815	2,183
Verizon Communications
8.950%, 03/01/39	2,650	3,948
7.350%, 04/01/39	15,585	20,302
6.400%, 02/15/38	11,502	13,507
Vodafone Group
6.150%, 02/27/37	6,840	7,861

		106,638

Utilities — 8.7%
Appalachian Power
7.950%, 01/15/20	4,160	5,433
Arizona Public Service
8.750%, 03/01/19	5,025	6,569
Cedar Brakes II LLC
9.875%, 09/01/13 (A)	1,068	1,118
Consolidated Edison of New York
6.750%, 04/01/38	3,845	4,960
6.200%, 06/15/36	2,225	2,670
5.500%, 12/01/39	2,165	2,389
Coso Geothermal Power Holdings
7.000%, 07/15/26 (A)	3,946	3,831
Dominion Resources
5.250%, 08/01/33	2,500	2,799
Duke Energy Carolinas LLC
6.100%, 06/01/37	5,000	5,986
5.300%, 02/15/40	5,585	6,256
EDF
5.600%, 01/27/40 (A)	4,225	4,623
Enel Finance International
6.000%, 10/07/39 (A)	8,035	8,106
Entergy Texas
7.125%, 02/01/19	11,750	14,366
Exelon Generation LLC
6.250%, 10/01/39	4,480	5,010
FirstEnergy, Ser C
7.375%, 11/15/31	2,500	2,770
Florida Power & Light
5.960%, 04/01/39	3,225	3,915
5.400%, 09/01/35	710	796

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2010

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FPL Group Capital
6.000%, 03/01/19	$4,000	$4,694
Georgia Power
5.950%, 02/01/39	3,850	4,549
5.400%, 06/01/40	15,585	16,965
Iberdrola Finance Ireland
5.000%, 09/11/19 (A)	3,700	3,706
Kansas City Power & Light
7.150%, 04/01/19	10,930	13,562
KCP&L Greater Missouri Operations
8.270%, 11/15/21	5,100	5,997
Metropolitan Edison
7.700%, 01/15/19	2,500	3,126
Midamerican Energy Holdings
6.500%, 09/15/37	19,440	23,621
Nisource Finance
10.750%, 03/15/16	5,575	7,305
6.125%, 03/01/22	1,767	1,972
Oncor Electric Delivery
7.500%, 09/01/38	3,200	4,230
Pacific Gas & Electric
6.250%, 03/01/39	4,500	5,479
6.050%, 03/01/34	4,100	4,827
5.800%, 03/01/37	648	746
PacifiCorp
5.750%, 04/01/37	615	719
Pennsylvania Electric
6.150%, 10/01/38	5,095	5,736
Progress Energy
7.050%, 03/15/19	4,500	5,565
San Diego Gas & Electric
5.350%, 05/15/40	1,350	1,548
Southern California Edison
6.050%, 03/15/39	7,050	8,685
Southern Union
8.250%, 11/15/29	8,375	9,881
Southwestern Electric Power
6.450%, 01/15/19	6,000	6,817
6.200%, 03/15/40	6,680	7,322
Texas-New Mexico Power
9.500%, 04/01/19 (A)	8,560	11,341
Union Electric
8.450%, 03/15/39	3,000	4,511
Virginia Electric and Power
8.875%, 11/15/38	5,500	8,433

		252,934

Total Corporate Obligations (Cost $1,688,078) ($ Thousands)		1,950,498

U.S. TREASURY OBLIGATIONS — 22.6%
U.S. Treasury Bills
0.181%, 02/10/11 (D)(E)	3,915	3,912

U.S. Treasury Bonds
7.625%, 02/15/25	42,215	65,499
6.250%, 08/15/23	9,700	13,248
4.375%, 11/15/39	71,750	82,669
4.375%, 05/15/40	66,625	76,869
4.250%, 05/15/39	250,151	282,553
3.875%, 08/15/40	15,465	16,439
3.625%, 02/15/20	18,590	20,459

		557,736

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. Treasury Note
2.625%, 08/15/20	$5,120	$5,186

U.S. Treasury STRIPS
4.552%, 11/15/21 (D)	69,265	49,784
4.172%, 02/15/23 (D)	62,905	42,777

		92,561

Total U.S. Treasury Obligations (Cost $582,204) ($ Thousands)		659,395

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.3%
FHLMC
0.320%, 11/07/11	6,025	6,027
0.270%, 05/11/12	5,710	5,705
0.178%, 10/13/10 (D)	91,685	91,672
FICO STRIPS
4.928%, 09/26/19 (D)	12,145	9,136
4.471%, 03/26/19 (D)	12,000	9,271
FICO STRIPS, PO
3.470%, 03/07/19 (D)	5,395	4,192
3.170%, 08/03/18 (D)	23,300	18,832
2.721%, 12/27/18 (D)	4,130	3,253
2.700%, 12/06/18 (D)	1,800	1,424
Resolution Funding STRIPS
3.794%, 10/15/17 (D)	6,445	5,410

Total U.S. Government Agency Obligations (Cost $148,010) ($ Thousands)		154,922

MUNICIPAL BONDS — 2.8%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/49	5,000	5,677
Dallas County Hospital District, Build America Project, Ser C, GO
5.621%, 08/15/44	4,993	5,714
Indianapolis Local Public Improvement Bond Bank, Build America Project, RB
6.116%, 01/15/40	4,255	4,862
Los Angeles, Department of Water & Power, Build America Project, RB
6.008%, 07/01/39	5,000	5,503
New York City Municipal Water Finance Authority, Build America Project, RB
5.724%, 06/15/42	1,250	1,402
New York City Municipal Water Finance Authority, Build America Project, RB
6.491%, 06/15/42	6,630	7,104
North Texas Tollway Authority, RB
6.718%, 01/01/49	5,432	5,939
State of California, Build America Project, GO
7.550%, 04/01/39	8,000	9,087
7.300%, 10/01/39	1,500	1,651

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2010

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

State of Illinois, Build America Project, GO
7.350%, 07/01/35	$3,710	$4,000
6.630%, 02/01/35	3,275	3,251
State of Illinois, GO
5.100%, 06/01/33	6,810	5,770
State of New York, Urban Development Authority, Build America Project, RB
5.770%, 03/15/39	2,740	2,976
State of Texas, Transportation Communication Authority, Ser B, RB
5.178%, 04/01/30	6,835	7,518
State of Virginia, University of Virginia, Build America Project, RB
5.000%, 09/01/40	7,255	7,842
State of Washington, Build America Project, Ser D, GO
5.481%, 08/01/39	2,455	2,681

Total Municipal Bonds (Cost $75,074) ($ Thousands)		80,977

ASSET-BACKED SECURITIES — 0.6%

Mortgage Related Securities — 0.2%
Bayview Financial Acquisition Trust, Ser 2005-A, Cl A1
1.260%, 02/28/40 (A)(B)	3,720	1,711
Citigroup Mortgage Loan Trust, Ser 2006-AMC1, Cl A2B
0.424%, 09/25/36 (B)	9,432	4,171
Indymac Home Equity Loan Asset-Backed Trust, Ser 2002- A, Cl M1
1.389%, 05/25/33 (B)	494	315

		6,197

Other Asset-Backed Securities — 0.4%
GE Seaco Finance Srl, Ser 2005- 1A, Cl A
0.522%, 11/17/20 (A)(B)	5,775	5,443
Triton Container Finance LLC, Ser 2006-1A, Cl NOTE
0.432%, 11/26/21 (A)(B)	3,067	2,755
Triton Container Finance LLC, Ser 2007-1A, Cl NOTE
0.402%, 02/26/19 (A)(B)	1,969	1,819

		10,017

Total Asset-Backed Securities (Cost $17,858) ($ Thousands)		16,214

MORTGAGE-BACKED SECURITIES — 0.3%

Agency Mortgage-Backed Obligations — 0.1%
FHLMC CMO, Ser 2748, Cl ZT
5.500%, 02/15/24	539	626
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/34	708	802
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/34	414	461

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA ARM
3.375%, 06/20/32 (B)	$176	$181

		2,070

Non-Agency Mortgage-Backed Obligations — 0.2%
American Home Mortgage Investment Trust, Ser 2007-2, Cl 11A1
0.494%, 03/25/47 (B)	1,698	864
Bayview Commercial Asset Trust, Ser 2007-3, Cl A1
0.504%, 07/25/37 (A)(B)	2,096	1,600
Countrywide Alternative Loan Trust, Ser 2005-16, Cl A5
0.544%, 06/25/35 (B)(C)	441	152
Countrywide Home Loans, Ser 2006-2, Cl 1A1
0.584%, 03/25/35 (B)	210	122
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	2,505	2,581
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
0.477%, 03/19/45 (B)(C)	311	185
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
0.667%, 11/19/34 (B)	385	269
Harborview Mortgage Loan Trust, Ser 2005-11, Cl 2A1A
0.577%, 08/19/45 (B)(C)	550	354
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
0.654%, 12/25/34 (B)	187	112
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B
1.064%, 08/25/34 (B)	113	71
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.124%, 09/25/34 (B)	45	29
Indymac Index Mortgage Loan Trust, Ser 2005-AR18, Cl 2A1A
0.574%, 10/25/36 (B)	22	14
JPMorgan Chase Commercial Mortgage Securities, Ser 2006- LDP7, Cl A4
5.874%, 04/15/45 (B)	535	588
Washington Mutual Mortgage Pass-Through Certificates, Ser 2000-1, Cl M2
1.564%, 01/25/40 (B)	79	75
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.594%, 01/25/45 (B)	290	228
Washington Mutual Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 4A1
1.172%, 04/25/47 (B)	235	131

		7,375

Total Mortgage-Backed Securities (Cost $10,633) ($ Thousands)		9,445

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2010

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2010

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.200% *†	27,610,883	$27,611

Total Cash Equivalent (Cost $27,611) ($ Thousands)		27,611

Total Investments — 99.2% (Cost $2,549,468)($ Thousands)††		$2,899,062

A summary of the open futures contracts held by the Fund at August 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(446)	Dec-2010	$(399)
U.S. Long Treasury Bond	142	Dec-2010	342
U.S. Ultra Long Treasury Bond	1094	Jan-2011	4,647
U.S. Ultra Long Treasury Bond	51	Oct-2010	918

			$5,508

For the period ended August 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of outstanding swap agreement held by the Fund at August 31, 2010, is as follows:

Credit Default Swap
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
Credit Suisse	ABX.HE.AAA 07-1 Index	SELL	0.09%	08/25/37	$(1,205)	$(455)

Percentages are based on a Net Assets of $2,923,718($ Thousands).

*	The rate reported is the 7-day effective yield as of August 31, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

††	At August 31, 2010, the tax basis cost of the Fund’s investments was $2,549,468

($ Thousands), and the unrealized appreciation and depreciation were $354,522

($ Thousands) and $(4,928)($ Thousands), respectively.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security—The rate reported is the rate in effect as of August 31, 2010.

The date reported is the final maturity date.

(C)	Step Bonds—The rate reflected is the effective yield on August 31, 2010. The coupon on a step bond changes on a specified date.

(D)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(E)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(F)	Security is when issued.

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Fair Isaac Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

NY — New York

MTN — Medium Term Note

PO — Principal Only

RB — Revenue Bond

REIT — Real Estate Investment Trust

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

7	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2010

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,950,498	$—	$1,950,498
U.S. Treasury Obligations	—	659,395	—	659,395
U.S. Government Agency Obligations	—	154,922	—	154,922
Municipal Bonds	—	80,977	—	80,977
Asset-Backed Securities	—	16,214	—	16,214
Mortgage-Backed Securities	—	9,445	—	9,445
Cash Equivalent	27,611	—	—	27,611

Total Investments in Securities	$27,611	$2,871,451	$—	$2,899,062

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$5,508	$—	$—	$5,508
Credit Default Swap	—	(455)	—	(455)

Total Other Financial Instruments	$5,508	$(455)	$—	$5,053

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2010

Schedule of Investments (Unaudited)

Long Duration Fund

August 31, 2010

Credit Default Swaps

A Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. A Fund uses these swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

As of August 31, 2010, the Fund is the buyer (“receiving protection”) on a total notional amount of $0.0 million) and is the seller (“providing protection”) on a total notional amount of $1.2 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value written credit derivatives	—	—	(657,395)	—	(657,395)
Maximum potential amount of future payments	—	—	(1,204,500)	—	(1,204,500)
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[2]	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[3]
0-1,000	—	—	—	—	—	—
1,001-2,000	—	—	—	—	—	—
2,001-3,000	—	—	—	—	(1,204,500)	(1,204,500)
3,001-6,000	—	—	—	—	—	—
> than 6,000	—	—	—	—	—	—

Total	—	—	—	—	(1,204,500)	(1,204,500)

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

9	SEI Institutional Investments Trust / Quarterly Report / August 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2010

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 94.5%

Argentina — 3.8%
IRSA
11.500%, 07/20/20		976	$1,020
Provincia de Buenos Aires
9.625%, 04/18/28		635	495
9.625%, 04/18/28 (A)		1,460	1,139
9.375%, 09/14/18		1,000	808
Provincia de Mendoza Argentina
5.500%, 09/04/18		307	248
Provincia de Neuquen Argentina
8.656%, 10/18/14 (A)		145	151
Republic of Argentina
8.750%, 06/02/17		2,825	2,550
8.280%, 12/31/33		5,615	4,309
7.820%, 12/31/33	EUR	4,142	3,500
7.820%, 12/31/33		1,908	1,613
7.000%, 10/03/15		100	87
7.000%, 10/03/15		7,147	6,011
6.000%, 03/31/23 (G)		172	117
5.830%, 12/31/33 (B)	ARS	1,810	614
5.450%, 12/31/33		6,467	5,497
3.158%, 12/15/35 (B)		2,905	279
3.117%, 12/15/35 (B)		14,345	1,435
2.500%, 03/31/19 (C)		7,470	2,835
0.943%, 08/03/12 (B)		11,510	2,613
0.000%, 03/31/23 (B)(G)		1,680	924
0.000%, 12/15/35		16,606	1,762
Transportadora Gas Norte
7.500%, 12/31/12 (C)(G)		100	50
7.500%, 12/31/12 (A)(C)(G)		210	105
7.500%, 12/31/12 (G)		350	175
6.500%, 12/31/12 (A)(C)(G)		30	15
6.500%, 12/31/12 (C)(G)		60	30
6.500%, 12/31/12 (C)(G)		60	30

			38,412

Bahrain — 0.2%
Kingdom of Bahrain
5.500%, 03/31/20 (A)		1,444	1,518

Barbados — 0.3%
Columbus International
11.500%, 11/20/14 (A)		2,000	2,200
11.500%, 11/20/14		500	554
Government of Barbados
7.000%, 08/04/22		350	364

			3,118

Belize — 0.0%
Government of Belize
6.000%, 02/20/29		330	277

Bosnia and Herzegovina — 0.1%
Republic of Bosnia & Herzegovina
10.039%, 12/11/21 (B)	DEM	1,917	909

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)

Brazil — 9.2%
Banco Bradesco
5.900%, 01/16/21 (D)		1,605	$1,627
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/19 (A)		2,405	2,766
5.500%, 07/12/20 (A)		500	539
Banco Votorantim
7.375%, 01/21/20 (A)		840	901
BM&F Bovespa
5.500%, 07/16/20		3,025	3,219
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/21	BRL	61,190	31,790
10.000%, 01/01/17	BRL	3,300	1,791
CSN Resources
6.500%, 07/21/20		1,510	1,574
Federal Republic of Brazil
12.250%, 03/06/30		195	366
11.000%, 08/17/40		1,670	2,289
10.125%, 05/15/27		2,302	3,654
8.875%, 04/15/24		3,560	5,091
8.750%, 02/04/25		2,458	3,503
8.250%, 01/20/34		5,545	7,943
7.125%, 01/20/37		2,275	2,946
6.000%, 01/17/17		1,436	1,655
5.875%, 01/15/19		2,079	2,401
5.625%, 01/07/41		1,700	1,836
4.875%, 01/22/21		4,240	4,547
Fibria Overseas Finance
7.500%, 05/04/20 (A)		1,597	1,649
JBS Finance
8.250%, 01/29/18		500	512
8.250%, 01/29/18		2,110	2,171
Minerva Overseas
10.875%, 11/15/19		363	386
10.875%, 11/15/19		630	669
Petrobras International Finance
7.875%, 03/15/19		1,408	1,724
Rearden G Holdings
7.875%, 03/30/20 (A)		207	218
Voto-Votorantim
6.750%, 04/05/21 (A)		1,291	1,375
Voto-Votorantim Overseas Trading Operations
6.625%, 09/25/19 (A)		600	640

			89,782

Chile — 0.5%
Empresa Nacional del Petroleo
6.250%, 07/08/19 (A)		1,300	1,416
5.250%, 08/10/20		600	614
Nacional del Cobre de Chile
7.500%, 01/15/19		450	574
6.150%, 10/24/36 (A)		905	1,088
6.150%, 10/24/36		857	1,031

			4,723

China — 0.3%
China Oriental Group
8.000%, 08/18/15 (D)		2,251	2,302

1	SEI Institutional Investments Trust / Quarterly Report / August 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2010

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)

Evergrande
13.000%, 01/27/15		176	$175
13.000%, 01/27/15		922	920

			3,397

Colombia — 4.6%
Ecopetrol
7.625%, 07/23/19 (A)		600	715
Republic of Colombia
11.750%, 02/25/20		2,058	3,190
10.375%, 01/28/33		300	476
9.850%, 06/28/27	COP	1,224,000	927
8.375%, 02/15/27		3,100	3,828
8.125%, 05/21/24		2,930	3,882
7.375%, 09/18/37		8,255	10,690
7.375%, 01/27/17		3,545	4,272
7.375%, 03/18/19		4,240	5,268
6.125%, 01/18/41		2,175	2,431
Santa Fe de Bogota
9.750%, 07/26/28 (A)	COP	12,618,000	9,156

			44,835

Croatia — 0.9%
Republic of Croatia
6.750%, 11/05/19 (A)		200	223
6.750%, 11/05/19		652	718
6.625%, 07/14/20 (D)		5,437	6,016
Zagrebacki Holding D.O.O.
5.500%, 07/10/17	EUR	1,500	1,594

			8,551

Czech Republic — 0.1%
Central European Media Enterprises
11.625%, 09/15/16 (A)	EUR	600	740

Dominican Republic — 0.2%
Cap Cana
10.000%, 04/30/16		330	165
10.000%, 04/30/16		300	222
Republic of Dominican Republic
9.040%, 01/23/18		27	32
7.500%, 05/06/21 (A)		1,130	1,243

			1,662

Ecuador — 0.1%
Republic of Ecuador
9.375%, 12/15/15		750	675

Egypt — 0.2%
Arab Republic of Egypt
5.750%, 04/29/20 (A)		1,933	2,121
Orascom Telecom Finance
7.875%, 02/08/14		292	54

			2,175

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

El Salvador — 0.9%
Republic of El Salvador
8.250%, 04/10/32	3,460	$3,945
7.650%, 06/15/35	3,544	3,863
7.375%, 12/01/19	200	221
7.375%, 12/01/19 (A)	350	389

		8,418

Georgia — 0.5%
BG Finance for JSC Bank of Georgia
9.000%, 02/08/12	2,500	2,475
Republic of Georgia
7.500%, 04/15/13	2,800	2,771

		5,246

Ghana — 0.2%
Republic of Ghana
8.500%, 10/04/17 (A)	600	675
8.500%, 10/04/17	1,250	1,425

		2,100

Hong Kong — 0.3%
Bank of China Hong Kong
5.550%, 02/11/20 (A)	2,450	2,558

Hungary — 0.2%
Republic of Hungary
6.250%, 01/29/20	2,157	2,220

India — 0.2%
Indian Oil
4.750%, 01/22/15	550	580
State Bank of India
4.500%, 07/27/15	800	827
Vedanta Resources
9.500%, 07/18/18 (A)	568	597

		2,004

Indonesia — 7.2%
Adaro Indonesia
7.625%, 10/22/19	380	406
Bumi Capital
12.000%, 11/10/16	144	150
Indo Integrated Energy
9.750%, 11/05/16	395	437
Indosat Palapa
7.375%, 07/29/20	1,270	1,368
Majapahit Holding
8.000%, 08/07/19 (A)	1,050	1,276
7.875%, 06/29/37 (A)	415	510
7.750%, 01/20/20 (A)	1,650	1,972
7.750%, 10/17/16	1,050	1,234
7.250%, 10/17/11 (A)	885	929

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2010

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)

Republic of Indonesia
12.800%, 06/17/21	IDR	46,100,000	$6,720
11.625%, 03/04/19 (A)		3,900	5,948
11.625%, 03/04/19		1,566	2,388
11.500%, 09/15/19	IDR	7,300,000	975
11.000%, 11/15/20	IDR	17,100,000	2,277
10.375%, 05/04/14		1,000	1,263
10.375%, 05/04/14 (A)		300	379
8.500%, 10/12/35		500	729
8.500%, 10/12/35		3,560	5,193
7.750%, 01/17/38		14,655	20,077
7.750%, 01/17/38		700	959
7.500%, 01/15/16		1,640	1,984
7.250%, 04/20/15		190	225
6.875%, 01/17/18 (A)		1,050	1,255
6.875%, 01/17/18		3,230	3,860
6.750%, 03/10/14 (A)		500	568
6.750%, 03/10/14		1,400	1,592
6.625%, 02/17/37		2,500	3,064
5.875%, 03/13/20 (A)		1,800	2,032
Star Energy
11.500%, 02/12/15		500	546

			70,316

Iraq — 1.2%
Republic of Iraq
5.800%, 01/15/28		14,165	12,111

Ivory Coast — 0.2%
Government of Ivory Coast
2.500%, 12/31/32		3,837	2,091

Jamaica — 0.2%
Digicel Group
9.125%, 01/15/15 (A)		693	700
8.875%, 01/15/15 (A)		750	756

			1,456

Kazakhstan — 4.1%
CenterCredit International
8.625%, 01/30/14		2,900	2,983
Citigroup Global Markets for JSC Kazkommertsbank
8.700%, 04/07/14 (B)		1,550	1,256
Halyk Savings Bank of Kazakhstan
9.250%, 10/16/13		875	952
7.750%, 05/13/13		100	106
7.250%, 05/03/17		1,150	1,141
Kazatomprom
6.250%, 05/20/15		1,050	1,116
Kazkommertsbank
12.850%, 12/18/12		600	619
8.500%, 04/16/13		1,850	1,813
8.000%, 11/03/15		2,050	1,932
7.875%, 04/07/14		900	866
7.500%, 11/29/16		2,850	2,558
6.875%, 02/13/17	EUR	500	575

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)

KazMunaiGaz Finance MTN
11.750%, 01/23/15 (A)		3,713	$4,641
9.125%, 07/02/18		3,623	4,375
9.125%, 07/02/18 (A)		3,125	3,750
8.375%, 07/02/13		3,850	4,196
7.000%, 05/05/20 (A)		5,855	6,265
Tengizchevroil Finance
6.124%, 11/15/14		412	429

			39,573

Lithuania — 0.6%
Republic of Lithuania
7.375%, 02/11/20 (A)		2,150	2,422
7.375%, 02/11/20		1,700	1,917
6.750%, 01/15/15 (A)		1,405	1,524

			5,863

Malaysia — 3.4%
Government of Malaysia
3.835%, 08/12/15		11,180	3,633
3.741%, 02/27/15	MYR	12,440	4,023
Malaysia Sukuk Global Berhad
3.928%, 06/04/15 (A)		450	474
Petroliam Nasional
7.750%, 08/15/15		1,460	1,818
7.625%, 10/15/26		430	580
Petronas Capital
7.875%, 05/22/22		4,930	6,777
7.875%, 05/22/22 (A)		450	623
7.000%, 05/22/12		3,055	3,327
5.250%, 08/12/19		250	281
5.250%, 08/12/19 (A)		10,615	11,906

			33,442

Mexico — 6.5%
Alestra
11.750%, 08/11/14		536	592
Axtel
9.000%, 09/22/19		1,062	961
7.625%, 02/01/17 (A)		131	118
BBVA Bancomer
6.008%, 05/17/22 (B)		780	771
Cemex Finance
9.500%, 12/14/16		500	486
Cemex Espana Luxembourg
9.250%, 05/12/20 (A) (D)		2,578	2,356
9.250%, 05/12/20 (D)		1,002	916
Corporation Geo
9.250%, 06/30/20 (A)		1,100	1,218
9.250%, 06/30/20		500	558
Desarrolla
7.500%, 09/28/15		252	257
Grupo Senda
10.500%, 10/03/15		4,590	4,343
Hipotecaria Su Casita
8.500%, 10/04/16		222	124
8.500%, 10/04/16		81	45
Mexican Bonos, Ser M10
7.250%, 12/15/16	MXN	13,000	1,054

3	SEI Institutional Investments Trust / Quarterly Report/August 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2010

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)

Mexican Bonos
9.500%, 12/18/14	MXN	12,283	$1,071
8.000%, 12/17/15	MXN	61,350	5,117
8.000%, 06/11/20	MXN	30,860	2,644
NII Capital
10.000%, 08/15/16		5,065	5,679
Oceanografia
11.250%, 07/15/15		1,286	802
Pemex Finance
9.150%, 11/15/18		1,895	2,504
Pemex Project Funding Master Trust
6.625%, 06/15/35		400	435
5.750%, 03/01/18		1,670	1,823
Petroleos Mexicanos
8.000%, 05/03/19 (A)		465	574
8.000%, 05/03/19		950	1,173
6.625%, 06/15/35		2,122	2,308
6.000%, 03/05/20 (A)		500	541
United Mexican States
8.300%, 08/15/31		3,732	5,356
8.125%, 12/30/19		700	931
8.000%, 09/24/22		582	792
6.625%, 03/03/15		2,650	3,094
6.050%, 01/11/40		2,390	2,713
5.950%, 03/19/19		2,856	3,292
5.625%, 01/15/17		4,550	5,107
5.125%, 01/15/20		1,000	1,085
United Mexican States, Ser A MTN
6.750%, 09/27/34		1,863	2,324

			63,164

Nigeria — 0.1%
GTB Finance
8.500%, 01/29/12		500	517
UBS
9.350%, 09/04/17 (A)(B)		800	725

			1,242

Oman — 0.1%
Blue City Investments
13.750%, 11/07/13		2,750	550

Pakistan — 0.5%
Pakistan Mobile Communications
8.625%, 11/13/13 (A)		330	308
Republic of Pakistan
7.125%, 03/31/16		2,750	2,505
6.875%, 06/01/17		2,850	2,522

			5,335

Panama — 2.4%
Republic of Panama
9.375%, 04/01/29		7,540	11,461
9.375%, 01/16/23		595	824
8.875%, 09/30/27		3,300	4,711
8.125%, 04/28/34 (D)		940	1,260
7.250%, 03/15/15		1,800	2,120
6.700%, 01/26/36		2,663	3,235

			23,611

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)

Peru — 2.8%
Interoceanica IV Finance
3.966%, 11/30/25 (A)(E)		736	$368
3.899%, 11/30/18 (A)(E)		347	271
3.230%, 11/30/18		656	512
Peru Enhanced Pass-Through Finance
7.295%, 06/02/25 (A)(E)		500	256
4.417%, 05/31/18 (E)		1,558	1,262
3.998%, 05/31/18 (A)(E)		486	394
Republic of Peru
8.750%, 11/21/33		5,850	8,687
8.375%, 05/03/16		750	937
7.350%, 07/21/25		9,995	12,819
6.550%, 03/14/37		1,138	1,354

			26,860

Philippines — 5.7%
National Power
9.625%, 05/15/28		1,100	1,518
Power Sector
7.390%, 12/02/24		800	972
7.250%, 05/27/19		300	364
Republic of Philippines
10.625%, 03/16/25		4,611	7,435
9.500%, 02/02/30		2,730	4,231
9.500%, 10/21/24		200	305
9.375%, 01/18/17		10,040	13,554
8.875%, 03/17/15		500	632
8.375%, 06/17/19		1,000	1,322
8.250%, 01/15/14		2,425	2,874
8.000%, 01/15/16		3,500	4,393
7.750%, 01/14/31		3,324	4,446
7.500%, 09/25/24		6,169	8,112
6.500%, 01/20/20		500	594
6.375%, 10/23/34		3,040	3,557
6.375%, 01/15/32		890	1,036

			55,345

Poland — 1.5%
Republic of Poland
6.375%, 07/15/19		10,519	12,397
TVN Finance
10.750%, 11/15/17		200	276
TVN Finance II
10.750%, 11/15/17 (A)	EUR	1,500	2,061

			14,734

Qatar — 1.4%
Qtel International Finance
7.875%, 06/10/19		2,600	3,196
6.500%, 06/10/14 (A)		600	672
5.000%, 07/21/20		1,800	1,893
State of Qatar
9.750%, 06/15/30		535	861
6.400%, 01/20/40 (A)		705	850
5.250%, 01/20/20 (A)		5,385	5,923

			13,395

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2010

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)

Russia — 8.9%
Alfa Dividend Payment Rights Finance MTN
2.437%, 12/15/11 (A) (B)		141	$130
Alfa Invest MTN
9.250%, 06/24/13 (A)		1,200	1,282
Alfa Issuance MTN
8.000%, 03/18/15		208	213
Edel Capital for Sinek Capital SA
7.700%, 08/03/15		600	625
Gaz Capital
8.625%, 04/28/34		1,850	2,266
6.510%, 03/07/22 (A)		1,250	1,275
6.212%, 11/22/16		400	420
Kuznetski (Bank of Moscow)
7.500%, 11/25/15 (B)		1,300	1,268
MTS International
8.625%, 06/22/20 (A)		2,660	3,012
RSHB Capital for Russian Agricultural Bank
9.000%, 06/11/14		750	853
7.750%, 05/29/18		1,100	1,243
6.299%, 05/15/17		400	417
Russian Federation
12.750%, 06/24/28		4,120	7,429
11.200%, 12/17/14	RUB	49,200	1,864
7.500%, 03/31/30 (C)		36,598	43,464
Russian Foreign Bond - Eurobond
5.000%, 04/29/20 (A)		700	714
Teorema Holding
11.000%, 10/27/09 (G) (H)		2,000	200
TNK-BP Finance
7.875%, 03/13/18 (A)		501	564
7.500%, 07/18/16 (A)		415	460
7.250%, 02/02/20 (A)		1,098	1,202
6.250%, 02/02/15 (A)		238	250
UBS (Vimpelcom)
8.250%, 05/23/16		190	203
VEB Finance
6.902%, 07/09/20		3,435	3,693
VIP Finance Ireland for Vimpel Communications
9.125%, 04/30/18 (A)		505	566
9.125%, 04/30/18		1,200	1,347
8.375%, 04/30/13		800	851
8.375%, 04/30/13 (A)		1,050	1,113
VTB Capital
6.875%, 05/29/18		7,550	7,880
6.609%, 10/31/12 (A)		1,600	1,670
6.250%, 06/30/35		498	507

			86,981

Saudi Arabia — 0.2%
Dar Al-Arkan International Sukuk
10.750%, 02/18/15 (A)		1,050	1,060
10.750%, 02/18/15		500	505

			1,565

Singapore — 0.6%
Sea Production
4.673%, 02/14/12		8,800	4,840

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)

STATS ChipPac
7.500%, 08/12/15		1,280	$1,331

			6,171

South Africa — 2.0%
Consol Glass MTN
7.625%, 04/15/14	EUR	285	353
Edcon Proprietary
3.969%, 06/15/14 (B)	EUR	2,850	2,717
Myriad International Holding
6.375%, 07/28/17		2,370	2,427
Republic of South Africa
8.500%, 06/23/17		815	1,023
8.000%, 12/21/18		7,850	1,074
7.500%, 01/15/14	ZAR	7,420	1,016
6.875%, 05/27/19		3,406	4,134
6.500%, 06/02/14		2,555	2,900
5.875%, 05/30/22		2,045	2,331
5.500%, 03/09/20		1,600	1,778

			19,753

South Korea — 0.4%
Export-Import Bank of Korea
8.125%, 01/21/14		2,105	2,480
5.875%, 01/14/15		1,125	1,259

			3,739

Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka
7.400%, 01/22/15 (A)		500	538

Supra-National — 0.1%
Andina de Fomento
8.125%, 06/04/19		565	713
Eurasian Development Bank MTN
7.375%, 09/29/14 (A)		350	373

			1,086

Thailand — 0.3%
True Move
10.750%, 12/16/13		500	528
10.750%, 12/16/13 (A)		850	886
10.375%, 08/01/14 (A)		1,350	1,408

			2,822

Trinidad & Tobago — 0.4%
Petroleum of Trinidad & Tobago
9.750%, 08/14/19 (A)		653	784
6.000%, 05/08/22		2,425	2,437
6.000%, 05/08/22 (A)		700	703

			3,924

Tunisia — 0.3%
Banque Centrale de Tunisie
7.375%, 04/25/12		2,210	2,404
6.250%, 02/20/13		430	594

			2,998

5	SEI Institutional Investments Trust / Quarterly Report / August 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2010

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)

Turkey — 5.0%
Akbank
5.125%, 07/22/15		2,872	$2,829
Globus Capital Finance
8.500%, 03/05/12		700	616
Republic of Turkey
11.875%, 01/15/30		975	1,661
9.500%, 01/15/14		300	359
8.000%, 02/14/34		2,150	2,682
7.500%, 11/07/19		1,835	2,188
7.500%, 07/14/17		2,825	3,333
7.375%, 02/05/25		6,445	7,671
7.250%, 03/15/15		800	916
7.250%, 03/05/38		640	744
7.000%, 06/05/20		550	635
7.000%, 09/26/16		1,000	1,153
7.000%, 03/11/19		400	461
6.875%, 03/17/36		6,695	7,431
6.750%, 05/30/40		6,091	6,685
6.750%, 04/03/18		6,080	6,901
5.625%, 03/30/21		2,250	2,357

			48,622

Ukraine — 4.3%
Biz Finance for Ukreximbank
8.375%, 04/27/15		1,450	1,497
Credit Suisse First Boston for City of Kiev
8.000%, 11/06/15		750	667
Credit Suisse First Boston International (Export/Import - Ukraine)
7.650%, 09/07/11		1,000	1,011
6.800%, 10/04/12		800	795
DTEK Finance
9.500%, 04/28/15		129	130
9.500%, 04/28/15 (A)		790	798
Government of Ukraine
7.650%, 06/11/13		250	263
7.650%, 06/11/13		4,075	4,289
6.875%, 03/04/11		500	502
6.750%, 11/14/17		1,200	1,192
6.580%, 11/21/16		2,270	2,252
6.385%, 06/26/12		1,445	1,464
3.200%, 12/19/10	JPY	760,000	8,946
Metinvest
10.250%, 05/20/15		101	105
10.250%, 05/20/15		800	832
MHP
10.250%, 04/29/15		293	300
10.250%, 04/29/15		1,965	2,010
NAK Naftogaz Ukraine
9.500%, 09/30/14		8,373	9,190
9.500%, 09/30/14		1,900	2,082
Springvale Holdings
9.181%, 09/07/09 (B) (G) (H)		1,000	75
UK Private Bank
8.000%, 02/06/12		3,200	3,140

			41,540

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)

United Arab Emirates — 2.5%
Aldar Funding
5.767%, 11/10/11		2,835	$2,750
Dolphin Energy
5.888%, 06/15/19 (A)		432	457
5.888%, 06/15/19		911	965
DP World
6.850%, 07/02/37		1,320	1,188
Dubai DOF Sukuk MTN
6.396%, 11/03/14		2,050	2,013
Dubai Electricity & Water Authority
8.500%, 04/22/15		252	268
8.500%, 04/22/15 (A)		1,650	1,752
Dubai Holding Commercial Operations MTN
4.750%, 01/30/14	EUR	3,350	3,300
0.841%, 02/01/12 (B)		200	170
Dubai Sukuk Centre
0.911%, 06/13/12 (B)		750	584
Emirate of Abu Dhabi
6.750%, 04/08/19 (A)		670	814
Jafz Sukuk
3.741%, 11/27/12 (B)	AED	26,700	6,161
Nakheel Development 2
2.750%, 01/16/11		3,400	3,710

			24,132

Uruguay — 3.1%
Republic of Uruguay PIK
7.875%, 01/15/33		4,070	5,250
Republic of Uruguay
9.250%, 05/17/17		5,220	6,786
8.000%, 11/18/22		11,333	14,620
7.625%, 03/21/36		2,186	2,821
6.875%, 09/28/25		761	932

			30,409

Venezuela — 5.3%
Bolivarian Republic of Venezuela
8.250%, 10/13/24		4,315	2,567
Government of Venezuela
13.625%, 08/15/18		737	671
13.625%, 08/15/18		2,435	2,216
10.750%, 09/19/13		700	661
9.375%, 01/13/34		2,370	1,526
9.250%, 09/15/27		4,025	2,858
9.250%, 05/07/28		6,165	3,976
9.000%, 05/07/23		11,054	7,019
8.500%, 10/08/14		7,149	5,898
7.750%, 10/13/19		1,200	759
7.650%, 04/21/25		4,415	2,550
7.000%, 12/01/18		255	156
7.000%, 03/31/38		200	108
6.000%, 12/09/20		1,450	826
5.750%, 02/26/16		3,250	2,178

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2010

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

Petroleos de Venezuela
5.500%, 04/12/37	3,650	$1,588
5.375%, 04/12/27	14,675	6,531
5.250%, 04/12/17	13,725	7,858
5.000%, 10/28/15	1,700	939
4.900%, 10/28/14	915	570

		51,455

Vietnam — 0.2%
Socialist Republic of Vietnam
6.875%, 01/15/16	350	384
6.750%, 01/29/20	200	216
6.750%, 01/29/20 (A)	1,052	1,143

		1,743

Total Global Bonds (Cost $802,565) ($ Thousands)		919,886

LOAN PARTICIPATIONS — 0.9%

Angola — 0.1%
Republic of Angola
3.006%, 04/30/16 (H) (I)	1,300	1,373

Cambodia — 0.3%
CAMGSM PIK
12.760%, 05/25/11	2,420	2,420

Georgia — 0.0%
Ashmore Cayman
0.000%, 04/16/14 (E) (H) (I)	221	227

Russia — 0.2%
Snegri Overseas
10.500%, 10/26/10 (H) (I)	2,422	1,938

Singapore — 0.3%
Morton Bay Senior
6.250%, 06/30/11 (H) (I)	3,054	3,054

Total Loan Participations (Cost $9,878) ($ Thousands)		9,012

CONVERTIBLE BONDS — 0.9%
Enercoal Resources CV to 295,523.6688 shares
9.250%, 08/05/14	1,000	929
Enercoal Resources CV to 269,856.0083 shares
5.000%, 11/25/16	1,200	1,157
FirstSource Solutions CV to 42,549.14 shares
6.011%, 12/04/12 (E)	2,300	2,325
Reliance Communications CV to 6,670.9011
0.000%, 03/01/12 (E)	1,400	1,624

Description	Face Amount(1) (Thousands)/Shares	Market Value ($ Thousands)

Suzlon Energy CV to 22.683 shares
1.307%, 06/12/12	2,391	$2,412
Suzlon Energy CV to 533.2762 shares
2.452%, 07/25/14 (E)	500	397

Total Convertible Bonds (Cost $8,253) ($ Thousands)		8,844

WARRANTS — 0.0%

Russia — 0.0%
Teorema Holding A,
Expires 10/27/11* (H)	136	—
Teorema Holding B,
Expires 10/27/11* (H)	272	—

Total Warrants (Cost $47) ($ Thousands)		—

DEPOSIT WITH COUNTERPARTY AS COLLATERAL FOR SWAP CONTRACTS — 0.0%

United States — 0.0%
Deposits with Merrill Lynch as Collateral for Swap Contract Outstanding	200	200

Total Deposit with Counterparty as Collateral for Swap Contracts (Cost $200) ($ Thousands)		200

AFFILIATED PARTNERSHIP — 0.6%

United States — 0.6%
SEI Liquidity Fund, L.P.,
0.250%** † (F)	5,417,130	5,189

Total Affiliated Partnership (Cost $5,417) ($ Thousands)		5,189

Total Investments — 96.8% (Cost $826,360)($ Thousands) ††		$943,131

A summary of the open futures contracts held by the Fund at August 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
U.S. Ultra Long Treasury Bond	5	Jan-2011	$15

For the period ended August 31, 2010, the total amount of all open future contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

7	SEI Institutional Investments Trust / Quarterly Report / August 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2010

A summary of the outstanding forward foreign currency contracts held by the Fund at August 31, 2010, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
9/2/10	BRL	5,734	USD	3,250	$(19)
9/2/10	USD	3,254	BRL	5,734	15
9/2/10-10/1/10	EUR	24,533	USD	31,484	308
9/2/10-10/1/10	JPY	1,508,157	USD	17,575	(390)
9/3/10-10/13/10	MXN	4,293	USD	332	7
9/8/10-9/13/10	INR	211,949	USD	4,515	16
9/10/10-10/12/10	KRW	4,959,560	USD	4,196	58
9/13/10-10/12/10	USD	8,406	KRW	10,196,535	104
9/13/10-10/22/10	USD	10,890	INR	511,891	(59)
9/20/10	USD	1,081	RUB	33,174	(5)
9/20/10-9/24/10	RUB	95,501	USD	3,111	12
10/13/10	USD	1,948	MXN	24,937	(62)
11/23/10-5/20/11	CNY	39,069	USD	5,796	37
11/23/10-8/9/11	USD	9,760	CNY	65,265	(106)

					$(84)

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at August 31, 2010, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(1,166)	$1,170	$4
Barclay’s Capital	(4,841)	4,894	53
Citigroup Global Markets	(16,136)	16,070	(66)
Goldman Sachs	(1,458)	1,470	12
HSBC	(35,791)	35,907	116
JPMorgan Securities	(38,517)	38,277	(240)
Royal Bank of Canada	(2,415)	2,417	2
UBS	(5,249)	5,284	35

			$(84)

A summary of outstanding swap agreements help by the Fund at August 31, 2010, is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)		Net Unrealized Depreciation ($Thousands)
Merrill Lynch	Zaporozh Term Loan 9.784% 12/31/10	Cash Deposit Of Notional Amount	Price Return	12/31/10	$	200	$—
HSBC	City Of Moscow 16.000% 06/08/14	Cash Deposit Of Notional Amount	Price Return	06/08/14	RUB	4,590	(6)
HSBC	City Of Moscow 16.000% 06/08/14	Cash Deposit Of Notional Amount	Price Return	06/08/14	RUB	4,944	(8)
HSBC	Russia Federal Loan Bond 12.000% 08/20/14	Cash Deposit Of Notional Amount	Price Return	08/20/14	RUB	1,707	(5)
HSBC	Russia Federal Loan Bond 12.000% 08/20/14	Cash Deposit Of Notional Amount	Price Return	08/20/14	RUB	9,390	(22)
HSBC	Russia Federal Loan Bond 8.100% 11/26/14	Cash Deposit Of Notional Amount	Price Return	11/26/14	RUB	3,334	(5)
HSBC	Russia Federal Loan Bond 11.200% 12/17/14	Cash Deposit Of Notional Amount	Price Return	12/17/14	RUB	4,025	(7)
HSBC	Russia Federal Loan Bond 11.200% 12/17/14	Cash Deposit Of Notional Amount	Price Return	12/17/14	RUB	9,025	(17)
HSBC	Russian Railways 9.000% 01/16/25	Cash Deposit Of Notional Amount	Price Return	02/02/15	RUB	6,080	(8)
HSBC	Russian Railways 9.000% 01/16/25	Cash Deposit Of Notional Amount	Price Return	02/02/15	RUB	4,579	(7)
HSBC	Russian Railways 9.000% 01/16/25	Cash Deposit Of Notional Amount	Price Return	02/02/15	RUB	100	—
HSBC	Russian Railways 9.000% 01/16/25	Cash Deposit Of Notional Amount	Price Return	01/16/25	RUB	5,719	(8)

							$(93)

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

August 31, 2010

Percentages are based on a Net Assets of $973,370($ Thousands)

(1)	In U.S. dollars unless otherwise indicated.

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2010.

†	Investment in Affiliated Security.

††	At August 31, 2010, the tax basis cost of the Fund’s investments was $826,360

($ Thousands), and the unrealized appreciation and depreciation were $130,904

($ Thousands) and $(14,133)($ Thousands), respectively.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security—The rate reported is the rate in effect as of August 31, 2010. The date reported is the final maturity date.

(C)	Step Bonds—The rate reflected is the effective yield on August 31, 2010. The coupon on a step bond changes on a specified date.

(D)	This security or a partial position of this security is on loan at August 31, 2010. The total value of securities on loan at August 31, 2010 was $5,205 ($ Thousands).

(E)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(F)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2010 was 5,189 ($ Thousands).

(G)	Security in default on interest payments.

(H)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2010 was $6,867 ($ Thousands) and represented 0.7% of Net Assets.

(I)	Securities considered illiquid. The total value of such securities as of August 31, 2010 was $6,592 ($ Thousands) and represented 0.7% of Net Assets.

AED — United Arab Emirates Dirham

ARS — Argentine Peso

BRL — Brazilian Real

CNY — Chinese Yuan Renminbi

COP — Colombian Peso

CV — Convertible Security

DEM — German Mark

EUR — Euro

IDR — Indonesia Rupiah

INR — India Rupee

JPY — Japanese Yen

KRW — South Korean Won

L.P. — Limited Partnership

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

PIK — Payment-in-Kind

RUB — Russian Ruble

Ser — Series

USD — U.S. Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$919,886	$—	$919,886
Loan Participations	—	—	9,012	9,012
Convertible Bonds	—	8,844	—	8,844
Warrants	—	—	—	—
Deposit with Counterparty as Collateral for Swap Contracts	—	200	—	200
Affiliated Partnership	—	5,189	—	5,189

Total Investments in Securities	$—	$934,119	$9,012	$943,131

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contracts*	$15	$—	$—	$15
Forwards Contracts	—	(84)	—	(84)
Total Return Swaps	—	(101)	8	(93)

Total Other Financial Instruments	$15	$(185)	$8	$(162)

*	Future contracts are valued at the unrealized appreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Loan Participations	Investments in Total Return Swaps
Beginning balance as of June 1, 2010	$9,135	$5
Accrued discounts/premiums	6	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	69	3
Net purchases/sales	(198)	—
Net transfer in and/or out of Level 3	—	—

Ending balance as of August 31, 2010	$9,012	$8

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$69	$3

For the period ended August 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

9	SEI Institutional Investments Trust / Quarterly Report / August 31, 2010

Schedule of Investments (Unaudited)

Real Return Fund

August 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.2%
U.S. Treasury Inflation-Protected Securities
3.000%, 07/15/12	$17,625	$22,653
2.375%, 04/15/11	5,175	5,754
2.375%, 01/15/17	6,425	7,741
2.000%, 04/15/12	44,371	49,236
2.000%, 01/15/14	39,599	49,796
2.000%, 07/15/14	37,261	46,247
2.000%, 01/15/16	24,950	29,742
1.875%, 07/15/13	26,570	33,355
1.875%, 07/15/15	7,350	8,866
1.625%, 01/15/15	51,200	61,897
1.250%, 04/15/14	25,975	27,977
0.625%, 04/15/13	40,345	42,528

Total U.S. Treasury Obligations (Cost $377,325) ($ Thousands)		385,792

Total Investments — 99.2% (Cost $377,325)($ Thousands) †		$385,792

A summary of the open futures contracts held by the Fund at August 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
U.S. 5-Year Treasury Note	(160)	Dec-2010	$(88)

For the period ended August 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $389,023 ($ Thousands).

†	At August 31, 2010, the tax basis cost of the Fund’s investments was $377,325 ($ Thousands), and the unrealized appreciation and depreciation were $8,798 ($ Thousands) and $(331)($ Thousands), respectively.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$385,792	$—	$385,792

Total Investments in Securities	$—	$385,792	$—	$385,792

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(88)	$—	$—	$(88)

Total Other Financial Instruments	$(88)	$—	$—	$(88)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended August 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Dynamic Asset Allocation Fund

August 31, 2010

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 53.1%
FHLB (A)
0.001%, 11/26/10	$7,000	$6,997
0.150%, 09/01/10	7,000	7,000
0.140%, 09/15/10	7,000	7,000
Total U.S. Government Agency Obligations (Cost $20,997) ($ Thousands)		20,997

U.S. TREASURY OBLIGATION — 40.5%
U.S. Treasury Bill
0.140%, 09/02/10 (A)(B)	16,000	16,000
Total U.S. Treasury Obligation (Cost $16,000) ($ Thousands)		16,000

CASH EQUIVALENT — 23.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.200%*†	9,316,078	9,316
Total Cash Equivalent (Cost $9,316) ($ Thousands)		9,316
Total Investments — 117.2%†† (Cost $46,313)($ Thousands)		$46,313

A summary of the open futures contracts held by the Fund at August 31, 2010, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	440	Sep-2010	$(1,154)
U.S. 10-Year Treasury Note	130	Dec-2010	83

			$(1,071)

For the period ended August 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $39,516($ Thousands).

*	The rate reported is the 7-day effective yield as of August 31, 2010.

†	Investment in Affiliated Security.

††	At August 31, 2010, the tax basis cost of the Fund’s investments was $46,313 ($ Thousands), and the unrealized appreciation and depreciation were $0 and $0, respectively.

(A)	— The rate reported is the effective yield at time of purchase.

(B)	— Security, or a portion thereof, has been pledged as collateral on open futures contracts.

FHLB — Federal Home Loan Bank

Cl — Class

1	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Schedule of Investments (Unaudited)

Dynamic Asset Allocation Fund

August 31, 2010

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$20,997	$—	$20,997
U.S. Treasury Obligation	—	16,000	—	16,000
Cash Equivalent	9,316	—	—	9,316

Total Investments in Securities	$9,316	$36,997	$—	$46,313

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(1,071)	$—	$—	$(1,071)

Total Other Financial Instruments	$(1,071)	$—	$—	$(1,071)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are either $0, or have been rounded to $0.

For the period ended August 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Institutional Investments Trust / Quarterly Reporting / August 31, 2010

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	\S\ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: November 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\S\ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: November 1, 2010

By	\S\ STEPHEN F. PANNER
Stephen F. Panner, Controller & CFO

Date: November 1, 2010